UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number      811-04087

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Manning & Napier Fund, Inc.

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(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450

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(Address of principal executive offices)(Zip Code)

B. Reuben Auspitz        290 Woodcliff Drive, Fairport, NY  14450

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(Name and address of agent for service)

Registrant’s telephone number, including area code:  585-325-6880

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Date of fiscal year end: October 31

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Date of reporting period: November 1, 2011 through April 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1:	REPORTS TO STOCKHOLDERS.

Manning & Napier Fund, Inc.

Semi-Annual Report | April 30, 2012

EQUITY SERIES
www.manning-napier.com

Equity Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 11/1/11	ENDING ACCOUNT VALUE 4/30/12	EXPENSES PAID DURING PERIOD* 11/1/11-4/30/12
Actual	$1,000.00	$1,073.70	$5.41
Hypothetical (5% return before expenses)	$1,000.00	$1,019.64	$5.27

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.05%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Series’ total return would have been lower had certain expenses not been waived during the period.

1

Equity Series

Portfolio Composition as of April 30, 2012

(unaudited)

2

Equity Series

Investment Portfolio - April 30, 2012

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 98.5%

Consumer Discretionary - 19.9%
Hotels, Restaurants & Leisure - 2.4%
Carnival Corp.	1,462,900	$47,529,621

Household Durables - 1.2%
DR Horton, Inc.	360,930	5,901,205
Lennar Corp. - Class A	232,170	6,440,396
NVR, Inc.*	6,340	4,970,179
Toll Brothers, Inc.*	218,490	5,549,646

		22,861,426

Internet & Catalog Retail - 3.0%
Amazon.com, Inc.*	232,080	53,819,352
HomeAway, Inc.*	165,998	4,324,248

		58,143,600

Media - 12.2%
AMC Networks, Inc. - Class A*	706,430	30,023,275
DIRECTV - Class A*	901,530	44,418,383
Discovery Communications, Inc. - Class A*	617,630	33,611,424
News Corp. - Class A	1,530,180	29,991,528
Time Warner, Inc.	1,265,700	47,413,122
The Walt Disney Co.	781,590	33,694,345
The Washington Post Co. - Class B	50,670	19,161,874

		238,313,951

Specialty Retail - 1.1%
Dick’s Sporting Goods, Inc.	423,690	21,438,714

Total Consumer Discretionary		388,287,312

Consumer Staples - 5.9%
Beverages - 1.7%
The Coca-Cola Co.	440,820	33,643,382

Food & Staples Retailing - 1.6%
The Kroger Co.	1,309,500	30,472,065

Food Products - 2.6%
H.J. Heinz Co.	356,410	19,000,217
Kraft Foods, Inc. - Class A	814,600	32,478,102

		51,478,319

Total Consumer Staples		115,593,766

Energy - 8.9%
Energy Equipment & Services - 5.6%
Baker Hughes, Inc.	1,440,130	63,524,134
Cameron International Corp.*	380,000	19,475,000

The accompanying notes are an integral part of the financial statements.

3

Equity Series

Investment Portfolio - April 30, 2012

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Energy (continued)
Energy Equipment & Services (continued)
Weatherford International Ltd. - ADR (Switzerland)*	1,771,170	$25,274,596

		108,273,730

Oil, Gas & Consumable Fuels - 3.3%
Apache Corp.	95,450	9,157,473
EOG Resources, Inc.	92,450	10,151,935
Hess Corp.	868,440	45,280,462

		64,589,870

Total Energy		172,863,600

Financials - 10.2%
Capital Markets - 1.5%
The Charles Schwab Corp.	2,052,320	29,348,176

Consumer Finance - 2.7%
American Express Co.	350,620	21,110,830
Discover Financial Services	915,810	31,045,959

		52,156,789

Diversified Financial Services - 4.3%
CME Group, Inc.	151,250	40,205,275
Moody’s Corp.	1,045,190	42,800,531

		83,005,806

Real Estate Investment Trusts (REITS) - 1.7%
Alexandria Real Estate Equities, Inc.	87,980	6,591,462
BioMed Realty Trust, Inc.	324,280	6,427,230
Corporate Office Properties Trust	265,350	6,248,993
Digital Realty Trust, Inc.	90,730	6,812,916
DuPont Fabros Technology, Inc.	282,850	7,679,377

		33,759,978

Total Financials		198,270,749

Health Care - 14.4%
Biotechnology - 1.1%
Myriad Genetics, Inc.*	845,040	21,979,490

Health Care Equipment & Supplies - 7.5%
Alere, Inc.*	2,265,210	54,115,867
Becton, Dickinson and Co.	656,130	51,473,399
Boston Scientific Corp.*	3,251,270	20,352,950
Volcano Corp.*	773,520	21,001,068

		146,943,284

Health Care Technology - 5.0%
Allscripts Healthcare Solutions, Inc.*	1,795,520	19,894,362

The accompanying notes are an integral part of the financial statements.

4

Equity Series

Investment Portfolio - April 30, 2012

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Technology (continued)
Cerner Corp.*	837,110	$67,881,250
Quality Systems, Inc.	250,480	9,367,952

		97,143,564

Life Sciences Tools & Services - 0.8%
Waters Corp.*	186,180	15,659,600

Total Health Care		281,725,938

Industrials - 10.8%
Air Freight & Logistics - 2.1%
FedEx Corp.	233,070	20,566,097
United Parcel Service, Inc. - Class B	257,600	20,128,864

		40,694,961

Airlines - 3.7%
Southwest Airlines Co.	4,430,210	36,682,139
United Continental Holdings, Inc.*	843,150	18,481,848
US Airways Group, Inc.*	1,687,900	17,317,854

		72,481,841

Construction & Engineering - 1.3%
Quanta Services, Inc.*	1,170,400	25,889,248

Electrical Equipment - 0.8%
Cooper Industries plc (Ireland)	246,430	15,419,125

Machinery - 1.8%
Flowserve Corp.	218,460	25,107,608
Pall Corp.	167,940	10,010,903

		35,118,511

Road & Rail - 1.1%
Norfolk Southern Corp.	288,180	21,016,967

Total Industrials		210,620,653

Information Technology - 24.0%
Communications Equipment - 6.4%
Cisco Systems, Inc.	1,604,880	32,338,332
Juniper Networks, Inc.*	1,762,990	37,780,876
Qualcomm, Inc.	268,550	17,144,232
Riverbed Technology, Inc.*	1,866,570	36,827,426

		124,090,866

Computers & Peripherals - 3.5%
EMC Corp.*	2,399,990	67,703,718

Electronic Equipment, Instruments & Components - 2.5%
Amphenol Corp. - Class A	180,160	10,474,502

The accompanying notes are an integral part of the financial statements.

5

Equity Series

Investment Portfolio - April 30, 2012

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Electronic Equipment, Instruments & Components (continued)
Corning, Inc.	2,669,880	$38,312,778

		48,787,280

Internet Software & Services - 4.5%
Google, Inc. - Class A*	146,140	88,448,312

IT Services - 3.5%
MasterCard, Inc. - Class A	77,290	34,955,948
Visa, Inc. - Class A	272,500	33,512,050

		68,467,998

Software - 3.6%
Autodesk, Inc.*	799,170	31,463,323
Electronic Arts, Inc.*	2,561,400	39,394,332

		70,857,655

Total Information Technology		468,355,829

Materials - 4.4%
Chemicals - 3.2%
Monsanto Co.	820,490	62,504,928

Metals & Mining - 1.2%
Alcoa, Inc.	2,435,470	23,697,123

Total Materials		86,202,051

TOTAL COMMON STOCKS (Identified Cost $1,773,825,923)		1,921,919,898

SHORT-TERM INVESTMENTS - 0.6%

Dreyfus Cash Management, Inc. - Institutional Shares[1] , 0.06% (Identified Cost $11,745,046)	11,745,046	11,745,046

TOTAL INVESTMENTS - 99.1% (Identified Cost $1,785,570,969)		1,933,664,944
OTHER ASSETS, LESS LIABILITIES - 0.9%		17,487,779

NET ASSETS - 100%		$1,951,152,723

ADR - American Depository Receipt

*Non-income producing security

1 Rate shown is the current yield as of April 30, 2012.

The accompanying notes are an integral part of the financial statements.

6

Equity Series

Statement of Assets and Liabilities

April 30, 2012 (unaudited)

ASSETS:

Investments, at value (identified cost $1,785,570,969) (Note 2)	$1,933,664,944
Receivable for securities sold	35,419,917
Receivable for fund shares sold	2,317,261
Dividends receivable	232,472

TOTAL ASSETS	1,971,634,594

LIABILITIES:

Accrued management fees (Note 3)	1,572,858
Accrued transfer agent fees (Note 3)	79,245
Accrued fund accounting and administration fees (Note 3)	66,762
Accrued directors’ fees (Note 3)	6,908
Accrued Chief Compliance Officer service fees (Note 3)	415
Payable for securities purchased	11,003,513
Payable for fund shares repurchased	7,709,865
Other payables and accrued expenses	42,305

TOTAL LIABILITIES	20,481,871

TOTAL NET ASSETS	$1,951,152,723

NET ASSETS CONSIST OF:

Capital stock	$1,025,311
Additional paid-in-capital	1,731,519,806
Distributions in excess of net investment income	(1,148,655)
Accumulated net realized gain on investments	71,662,286
Net unrealized appreciation on investments	148,093,975

TOTAL NET ASSETS	$1,951,152,723

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($1,951,152,723/102,531,085 shares)	$19.03

The accompanying notes are an integral part of the financial statements.

7

Equity Series

Statement of Operations

For the Six Months Ended April 30, 2012 (unaudited)

INVESTMENT INCOME:

Dividends	$11,777,962

EXPENSES:

Management fees (Note 3)	9,826,833
Transfer agent fees (Note 3)	355,223
Fund accounting and administration fees (Note 3)	134,010
Directors’ fees (Note 3)	25,631
Chief Compliance Officer service fees (Note 3)	1,246
Custodian fees	54,883
Miscellaneous	124,952

Total Expenses	10,522,778
Less reduction of expenses (Note 3)	(203,853)

Net Expenses	10,318,925

NET INVESTMENT INCOME	1,459,037

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	84,097,839
Net change in unrealized appreciation (depreciation) on investments	54,655,104

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	138,752,943

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$140,211,980

The accompanying notes are an integral part of the financial statements.

8

Equity Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 4/30/12 (UNAUDITED)	FOR THE YEAR ENDED 10/31/11
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$1,459,037	$4,545,974
Net realized gain (loss) on investments	84,097,839	87,039,146
Net change in unrealized appreciation (depreciation) on investments	54,655,104	(77,567,801)

Net increase (decrease) from operations	140,211,980	14,017,319

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(4,425,681)	(4,615,453)
From net realized gain on investments	(70,677,622)	—

Total distributions to shareholders	(75,103,303)	(4,615,453)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(38,994,439)	336,313,975

Net increase in net assets	26,114,238	345,715,841

NET ASSETS:

Beginning of period	1,925,038,485	1,579,322,644

End of period (including distributions in excess of net investment income of $1,148,655 and undistributed net investment income of $1,817,989, respectively)	$1,951,152,723	$1,925,038,485

The accompanying notes are an integral part of the financial statements.

9

Equity Series

Financial Highlights

	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED
	4/30/12 (UNAUDITED)	10/31/11	10/31/10	10/31/09	10/31/08	10/31/07
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$18.45	$17.91	$15.55	$13.34	$21.43	$19.19

Income (loss) from investment operations:
Net investment income	0.01 [1]	0.04 [1]	0.03 [1]	0.04 [1]	0.07	0.06
Net realized and unrealized gain (loss) on investments	1.26	0.55	2.35	2.24	(7.35)	2.65

Total from investment operations	1.27	0.59	2.38	2.28	(7.28)	2.71

Less distributions to shareholders:
From net investment income	(0.04)	(0.05)	(0.02)	(0.07)	(0.07)	(0.05)
From net realized gain on investments	(0.65)	—	—	—	(0.74)	(0.42)

Total distributions to shareholders	(0.69)	(0.05)	(0.02)	(0.07)	(0.81)	(0.47)

Net asset value - End of period	$19.03	$18.45	$17.91	$15.55	$13.34	$21.43

Net assets - End of period (000’s omitted)	$1,951,153	$1,925,038	$1,579,323	$1,003,043	$501,583	$191,026

Total return[2]	7.37%	3.30%	15.29%	17.23%	(35.09%)	14.37%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	1.05%[3]	1.05%	1.05%	1.05%	1.05%	1.05%
Net investment income	0.15%[3]	0.24%	0.17%	0.26%	0.56%	0.45%
Portfolio turnover	31%	54%	56%	50%	63%	44%

*For certain periods presented, the investment advisor did not impose all or a portion of its management fees and/or other fees. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amount:

	0.02%[3]	0.02%	0.02%	0.06%	0.06%	0.11%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

10

Equity Series

Notes to Financial Statements

(unaudited)

1.	Organization

Equity Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth of capital, primarily through investments in U.S. common stocks.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2012, 9.8 billion shares have been designated in total among 41 series, of which 200 million have been designated as Equity Series Class A common stock.

2.	Significant Accounting Policies

Security Valuation

Portfolio securities, including domestic equities, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

11

Equity Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

The following is a summary of the valuation levels used for major security types as of April 30, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity Securities*:
Consumer Discretionary	$388,287,312	$388,287,312	$—	$—
Consumer Staples	115,593,766	115,593,766	—	—
Energy	172,863,600	172,863,600	—	—
Financials	198,270,749	198,270,749	—	—
Health Care	281,725,938	281,725,938	—	—
Industrials	210,620,653	210,620,653	—	—
Information Technology	468,355,829	468,355,829	—	—
Materials	86,202,051	86,202,051	—	—
Mutual Funds	11,745,046	11,745,046	—	—

Total assets	$1,933,664,944	$1,933,664,944	$—	$—

*Includes common stock, warrants and rights.

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2011 or April 30, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended April 30, 2012.

Recent Accounting Standard

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-04, “Fair Value Measurements (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes certain principles related to measuring fair value, and requires additional disclosures about fair value measurements.

Required disclosures are expanded under the new guidance, especially for fair value measurements that are categorized within Level 3 of the fair value hierarchy, for which quantitative information about the unobservable inputs used, and a narrative description of the valuation processes in place and sensitivity of recurring Level 3 measurements to changes in unobservable inputs will be required.

ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011 and is to be applied prospectively. Management is currently assessing the impact of this guidance, but does not expect it to have a material impact on the Series’ financial statements.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

12

Equity Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2012, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2008 through October 31, 2011. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a

13

Equity Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least February 28, 2013, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 1.05% of average daily net assets each year. Accordingly, the Advisor waived fees of $203,853 for the six months ended April 30, 2012, which is included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series); plus a base fee of $25,500 per series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2012, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $588,422,694 and $622,821,555, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of Equity Series were:

	FOR THE SIX MONTHS ENDED 4/30/12		FOR THE YEAR ENDED 10/31/11
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	17,103,528	$315,767,472	47,769,996	$922,192,040
Reinvested	2,205,706	37,144,091	106,294	2,006,821
Repurchased	(21,111,175)	(391,906,002)	(31,743,999)	(587,884,886)

Total	(1,801,941)	$(38,994,439)	16,132,291	$336,313,975

At April 30, 2012, the retirement plan of the Advisor and its affiliates owned 221,025 shares of the Series (0.2% of shares outstanding) valued at $4,206,101.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various

14

Equity Series

Notes to Financial Statements (continued)

(unaudited)

6.	Financial Instruments (continued)

market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms, liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s) and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2012.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2011, were as follows:

Ordinary income                                                                              $         4,615,453

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules including the unlimited carryover of future capital losses, which will retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Series were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At April 30, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$1,792,180,924
Unrealized appreciation	242,593,049
Unrealized depreciation	(101,109,029)

Net unrealized appreciation	$141,484,020

15

Equity Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 18, 2011, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) was reviewed by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was prepared for and reviewed by the Board.

Representatives of the Advisor attended the meeting and presented additional oral and written information to the Board to assist the Board in its considerations. The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s 2011 Annual Review of the Agreement and the conclusions made by the Directors when determining to continue the Agreement.

•

The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the nature and quality of such services provided under the Agreement in light of the Advisor’s services provided to the Fund for 25 years. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the investment performance of the various Series of the Fund. The investment performance for each Series was reviewed on a cumulative basis since inception and on a one year basis. In addition, annualized performance for the following time periods was considered: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided for each time period. The Board noted that the various Series were competitive against their respective benchmarks and/or peer groups over various time periods, but in particular over the full market cycle period relevant for the Series. In addition, the Board considered at the meeting (and considers on a quarterly basis) a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Fund’s actual performance and comparative performance, especially performance over the current market cycle.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Agreement. In addition, the Board reviewed the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 10 of the 29 active Series of the Fund are currently experiencing expenses above the capped expense ratios. After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense waivers or reimbursements (either contractual or voluntary) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on both a mean and median basis) of similar funds as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the levels of its advisory fee for each Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series, except the Pro-Blend Class R and Class C, and Target Class R and Class C (and a few Class K), are currently below the median and mean for similar funds as listed on Morningstar. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

16

Equity Series

Renewal of Investment Advisory Agreement

(unaudited)

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research products provided by soft dollars. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

•

In addition to the factors described above, the Board considered the Advisor’s personnel, investment strategies, policies and procedures relating to compliance with personal securities transactions, and reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

•

The Board did not consider economies of scale at this time because of the multiple uses of the Fund (for the Advisor’s discretionary investment account clients in addition to direct investors), the current profitability of the Advisor’s services to the Fund under the Agreement, and the overall size of the Fund complex.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

17

Equity Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On our web site	http://www.manning-napier.com

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

MNEQY-04/12-SAR

Manning & Napier Fund, Inc.

Semi-Annual Report | April 30, 2012

TAX MANAGED SERIES
www.manning-napier.com

Tax Managed Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 11/1/11	ENDING ACCOUNT VALUE 4/30/12	EXPENSES PAID DURING PERIOD* 11/1/11-4/30/12
Actual	$1,000.00	$1,077.00	$6.20
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.02

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.20%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Series’ total return would have been lower had certain expenses not been waived during the period.

1

Tax Managed Series

Portfolio Composition as of April 30, 2012

(unaudited)

2

Tax Managed Series

Investment Portfolio - April 30, 2012

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 98.1%

Consumer Discretionary - 23.0%
Automobiles - 0.9%
Toyota Motor Corp. - ADR (Japan)	4,920	$402,358

Hotels, Restaurants & Leisure - 2.8%
Accor S.A. (France)[1]	4,240	146,622
Carnival Corp.	35,150	1,142,023

		1,288,645

Internet & Catalog Retail - 2.2%
Amazon.com, Inc.*	4,400	1,020,360

Media - 16.1%
AMC Networks, Inc. - Class A*	16,850	716,125
DIRECTV - Class A*	19,250	948,447
Discovery Communications, Inc. - Class A*	10,790	587,192
Imax Corp. (Canada)*	12,250	293,633
News Corp. - Class A	43,210	846,916
Time Warner, Inc.	27,860	1,043,636
Virgin Media, Inc. - ADR (United Kingdom)	32,270	792,551
The Walt Disney Co.	40,430	1,742,937
The Washington Post Co. - Class B	1,290	487,839

		7,459,276

Specialty Retail - 1.0%
Dick’s Sporting Goods, Inc.	9,010	455,906

Total Consumer Discretionary		10,626,545

Consumer Staples - 8.1%
Beverages - 2.6%
Anheuser-Busch InBev N.V. (Belgium)[1]	8,940	644,353
The Coca-Cola Co.	7,280	555,610

		1,199,963

Food & Staples Retailing - 1.5%
Koninklijke Ahold N.V. (Netherlands)[1]	12,600	159,924
The Kroger Co.	24,220	563,599

		723,523

Food Products - 4.0%
Danone (France)[1]	11,410	803,251
Nestle S.A. (Switzerland)[1]	4,770	292,350
Unilever plc - ADR (United Kingdom)	21,980	754,354

		1,849,955

Total Consumer Staples		3,773,441

The accompanying notes are an integral part of the financial statements.

3

Tax Managed Series

Investment Portfolio - April 30, 2012

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Energy - 10.2%
Energy Equipment & Services - 5.6%
Baker Hughes, Inc.	17,500	$771,925
Cameron International Corp.*	7,730	396,163
Schlumberger Ltd.	11,030	817,764
Weatherford International Ltd. - ADR (Switzerland)*	41,680	594,774

		2,580,626

Oil, Gas & Consumable Fuels - 4.6%
Apache Corp.	2,230	213,946
Chesapeake Energy Corp.	11,940	220,173
Encana Corp. (Canada)	13,540	283,528
EOG Resources, Inc.	1,970	216,326
Hess Corp.	17,010	886,901
Range Resources Corp.	4,880	325,301

		2,146,175

Total Energy		4,726,801

Financials - 10.5%
Capital Markets - 2.2%
The Charles Schwab Corp.	24,410	349,063
State Street Corp.	14,700	679,434

		1,028,497

Commercial Banks - 0.8%
Banco Santander S.A. (Spain)[1]	59,400	372,949

Consumer Finance - 3.2%
American Express Co.	7,950	478,669
Discover Financial Services	29,690	1,006,491

		1,485,160

Diversified Financial Services - 4.2%
CME Group, Inc.	1,750	465,185
Deutsche Boerse AG (Germany)[1]	10,860	681,886
Moody’s Corp.	18,930	775,183

		1,922,254

Real Estate Investment Trusts (REITS) - 0.1%
DuPont Fabros Technology, Inc.	1,490	40,453

Total Financials		4,849,313

Health Care - 9.3%
Biotechnology - 1.0%
BioMarin Pharmaceutical, Inc.*	13,200	458,040

Health Care Equipment & Supplies - 3.5%
Alere, Inc.*	1,050	25,085

The accompanying notes are an integral part of the financial statements.

4

Tax Managed Series

Investment Portfolio - April 30, 2012

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Equipment & Supplies (continued)
Becton, Dickinson and Co.	9,120	$715,464
Boston Scientific Corp.*	71,080	444,961
Volcano Corp.*	16,840	457,206

		1,642,716

Health Care Technology - 3.5%
Allscripts Healthcare Solutions, Inc.*	22,820	252,845
Cerner Corp.*	16,600	1,346,094

		1,598,939

Life Sciences Tools & Services - 1.3%
QIAGEN N.V. - ADR (Netherlands)*	15,000	250,950
Waters Corp.*	4,280	359,991

		610,941

Total Health Care		4,310,636

Industrials - 9.8%
Air Freight & Logistics - 1.9%
FedEx Corp.	5,240	462,378
United Parcel Service, Inc. - Class B	5,480	428,207

		890,585

Airlines - 2.4%
Ryanair Holdings plc - ADR (Ireland)*	16,750	563,973
Southwest Airlines Co.	64,530	534,308

		1,098,281

Construction & Engineering - 1.4%
Quanta Services, Inc.*	30,330	670,900

Machinery - 2.5%
Flowserve Corp.	5,900	678,087
Pall Corp.	3,730	222,345
Westport Innovations, Inc. - ADR (Canada)*	7,500	234,870

		1,135,302

Road & Rail - 1.6%
Norfolk Southern Corp.	10,290	750,450

Total Industrials		4,545,518

Information Technology - 20.7%
Communications Equipment - 6.5%
Cisco Systems, Inc.	34,110	687,317
Juniper Networks, Inc.*	29,420	630,470
Qualcomm, Inc.	20,440	1,304,890

The accompanying notes are an integral part of the financial statements.

5

Tax Managed Series

Investment Portfolio - April 30, 2012

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Communications Equipment (continued)
Riverbed Technology, Inc.*	20,560	$405,649

		3,028,326

Computers & Peripherals - 3.3%
EMC Corp.*	54,010	1,523,622

Electronic Equipment, Instruments & Components - 1.9%
Corning, Inc.	61,860	887,691

Internet Software & Services - 4.0%
Google, Inc. - Class A*	3,090	1,870,161

IT Services - 3.8%
Amadeus IT Holding S.A. - Class A (Spain)[1]	15,170	310,558
Amdocs Ltd. - ADR (Guernsey)*	10,730	343,360
MasterCard, Inc. - Class A	1,200	542,724
Visa, Inc. - Class A	4,410	542,342

		1,738,984

Software - 1.2%
Autodesk, Inc.*	14,060	553,542

Total Information Technology		9,602,326

Materials - 4.6%
Chemicals - 3.7%
Monsanto Co.	17,520	1,334,674
Syngenta AG (Switzerland)[1]	1,020	357,690

		1,692,364

Metals & Mining - 0.9%
Alcoa, Inc.	43,460	422,866

Total Materials		2,115,230

Telecommunication Services - 1.9%
Diversified Telecommunication Services - 1.9%
Telenor ASA (Norway)[1]	48,430	890,212

TOTAL COMMON STOCKS (Identified Cost $36,927,291)		45,440,022

The accompanying notes are an integral part of the financial statements.

6

Tax Managed Series

Investment Portfolio - April 30, 2012

(unaudited)

	SHARES	VALUE (NOTE 2)

SHORT-TERM INVESTMENTS - 2.4%

Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.06% (Identified Cost $1,105,596)	1,105,596	$1,105,596

TOTAL INVESTMENTS - 100.5% (Identified Cost $38,032,887)		46,545,618
LIABILITIES, LESS OTHER ASSETS - (0.5%)		(245,291)

NET ASSETS - 100%		$46,300,327

ADR - American Depository Receipt

*Non-income producing security

1 A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2 Rate shown is the current yield as of April 30, 2012.

The accompanying notes are an integral part of the financial statements.

7

Tax Managed Series

Statement of Assets and Liabilities

April 30, 2012 (unaudited)

ASSETS:

Investments, at value (identified cost $38,032,887) (Note 2)	$46,545,618
Foreign currency (identified cost $6,657)	6,661
Receivable for securities sold	1,701,765
Dividends receivable	34,439
Foreign tax reclaims receivable	31,323
Receivable for fund shares sold	27,781

TOTAL ASSETS	48,347,587

LIABILITIES:

Accrued management fees (Note 3)	34,911
Accrued fund accounting and administration fees (Note 3)	8,894
Accrued transfer agent fees (Note 3)	2,345
Accrued Chief Compliance Officer service fees (Note 3)	415
Accrued directors’ fees (Note 3)	325
Payable for securities purchased	1,969,978
Payable for fund shares repurchased	8,831
Other payables and accrued expenses	21,561

TOTAL LIABILITIES	2,047,260

TOTAL NET ASSETS	$46,300,327

NET ASSETS CONSIST OF:

Capital stock	$17,268
Additional paid-in-capital	39,934,126
Distributions in excess of net investment income	(5,133)
Accumulated net realized loss on investments, foreign currency and translation of other assets and liabilities	(2,160,522)
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	8,514,588

TOTAL NET ASSETS	$46,300,327

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($46,300,327/1,726,779 shares)	$26.81

The accompanying notes are an integral part of the financial statements.

8

Tax Managed Series

Statement of Operations

For the Six Months Ended April 30, 2012 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $10,797)	$297,438

EXPENSES:

Management fees (Note 3)	232,806
Fund accounting and administration fees (Note 3)	18,055
Transfer agent fees (Note 3)	5,113
Chief Compliance Officer service fees (Note 3)	1,246
Directors’ fees (Note 3)	737
Custodian fees	3,192
Miscellaneous	37,158

Total Expenses	298,307
Less reduction of expenses (Note 3)	(18,940)

Net Expenses	279,367

NET INVESTMENT INCOME	18,071

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	1,936,642
Foreign currency and translation of other assets and liabilities	291

1,936,933

Net change in unrealized appreciation (depreciation) on-
Investments	1,573,162
Foreign currency and translation of other assets and liabilities	(1,208)

1,571,954

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	3,508,887

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,526,958

The accompanying notes are an integral part of the financial statements.

9

Tax Managed Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 4/30/12 (UNAUDITED)	FOR THE YEAR ENDED 10/31/11
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$18,071	$150,021
Net realized gain (loss) on investments and foreign currency	1,936,933	(1,083,014)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	1,571,954	69,312

Net increase (decrease) from operations	3,526,958	(863,681)

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(136,434)	(135,784)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(4,753,560)	3,387,055

Net increase (decrease) in net assets	(1,363,036)	2,387,590

NET ASSETS:

Beginning of period	47,663,363	45,275,773

End of period (including distributions in excess of net investment income of $5,133 and undistributed net investment income of $113,230, respectively)	$46,300,327	$47,663,363

The accompanying notes are an integral part of the financial statements.

10

Tax Managed Series

Financial Highlights

	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED
	4/30/12 (UNAUDITED)	10/31/11	10/31/10	10/31/09	10/31/08	10/31/07
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$24.96	$25.01	$21.32	$18.26	$28.44	$27.01

Income (loss) from investment operations: Net investment income	0.01 [1]	0.08 [1]	0.06 [1]	0.06 [1]	0.12	0.08
Net realized and unrealized gain (loss) on investments	1.91	(0.06)	3.67	3.11	(9.42)	3.44

Total from investment operations	1.92	0.02	3.73	3.17	(9.30)	3.52

Less distributions to shareholders:
From net investment income	(0.07)	(0.07)	(0.04)	(0.11)	(0.09)	(0.14)
From net realized gain on investments	—	—	—	—	(0.79)	(1.95)

Total distributions to shareholders	(0.07)	(0.07)	(0.04)	(0.11)	(0.88)	(2.09)

Net asset value - End of period	$26.81	$24.96	$25.01	$21.32	$18.26	$28.44

Net assets - End of period (000’s omitted)	$46,300	$47,663	$45,276	$29,259	$15,530	$25,695

Total return[2]	7.70%	0.08%	17.50%	17.57%	(33.62%)	13.65%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	1.20%[3]	1.20%	1.20%	1.20%	1.20%	1.20%
Net investment income	0.08%[3]	0.29%	0.28%	0.31%	0.44%	0.38%
Portfolio turnover	21%	57%	56%	48%	96%	65%

*For certain periods presented, the investment advisor did not impose all or a portion of its management fees and/or other fees. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amount:

	0.08%[3]	0.04%	0.14%	0.24%	0.20%	0.25%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

11

Tax Managed Series

Notes to Financial Statements

(unaudited)

1.	Organization

Tax Managed Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to maximize long-term growth while attempting to minimize the impact of taxes on the total return earned by shareholders.

The Series is authorized to issue five classes of shares (Class A, B, D, E and Z). Currently, only Class A shares have been issued. Each class of shares is substantially the same, except that class specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2012, 9.8 billion shares have been designated in total among 41 series, of which 87.5 million have been designated as Tax Managed Series Class A common stock.

2.	Significant Accounting Policies

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

12

Tax Managed Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity Securities*:
Consumer Discretionary	$10,626,545	$10,479,923	$146,622	$—
Consumer Staples	3,773,441	1,873,563	1,899,878	—
Energy	4,726,801	4,726,801	—	—
Financials	4,849,313	3,794,478	1,054,835	—
Health Care	4,310,636	4,310,636	—	—
Industrials	4,545,518	4,545,518	—	—
Information Technology	9,602,326	9,291,768	310,558	—
Materials	2,115,230	1,757,540	357,690	—
Telecommunication Services	890,212	—	890,212	—
Mutual Funds	1,105,596	1,105,596	—	—

Total assets	$46,545,618	$41,885,823	$4,659,795	$—

*Includes common stock, warrants and rights. Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the security’s fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2011 or April 30, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended April 30, 2012.

Recent Accounting Standard

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-04, “Fair Value Measurements (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes certain principles related to measuring fair value, and requires additional disclosures about fair value measurements.

Required disclosures are expanded under the new guidance, especially for fair value measurements that are categorized within Level 3 of the fair value hierarchy, for which quantitative information about the unobservable inputs used, and a narrative description of the valuation processes in place and sensitivity of recurring Level 3 measurements to changes in unobservable inputs will be required.

ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011 and is to be applied prospectively. Management is currently assessing the impact of this guidance, but does not expect it to have a material impact on the Series’ financial statements.

13

Tax Managed Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2012, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2008 through October 31, 2011. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

14

Tax Managed Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least February 28, 2013, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Class A Series at no more than 1.20% of average daily net assets each year. Accordingly, the Advisor waived fees of $18,940 for the six months ended April 30, 2012, which is included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series); plus a base fee of $25,500 per series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

15

Tax Managed Series

Notes to Financial Statements (continued)

(unaudited)

4.	Purchases and Sales of Securities

For the six months ended April 30, 2012, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $9,460,983 and $13,113,932, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in Class A shares of Tax Managed Series were:

	FOR THE SIX MONTHS ENDED 4/30/12		FOR THE YEAR ENDED 10/31/11
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	136,790	$3,459,911	570,847	$15,268,622
Reinvested	2,158	51,213	1,543	40,496
Repurchased	(322,017)	(8,264,684)	(473,149)	(11,922,063)

Total	(183,069)	$(4,753,560)	99,241	$3,387,055

At April 30, 2012, one omnibus account owned 1,010,926 shares of the Series (58.5% of shares outstanding) valued at $27,092,821. Investment activities of this shareholder may have a material effect on the Series.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms, liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s) and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2012.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2011 were as follows:

Ordinary income	$135,784

16

Tax Managed Series

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information (continued)

At October 31, 2011, the Series had a capital loss carryover of $3,996,162, available to the extent allowed by tax law to offset future net capital gain, if any, that will expire as follows:

LOSS CARRYOVER	EXPIRATION DATE
$1,141,000	October 31, 2016
$1,769,992	October 31, 2017
$1,085,170	October 31, 2019

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules including the unlimited carryover of future capital losses, which will retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Series were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At April 30, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$38,134,180
Unrealized appreciation	9,318,882
Unrealized depreciation	(907,444)

Net unrealized appreciation	$8,411,438

17

Tax Managed Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 18, 2011, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) was reviewed by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was prepared for and reviewed by the Board.

Representatives of the Advisor attended the meeting and presented additional oral and written information to the Board to assist the Board in its considerations. The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s 2011 Annual Review of the Agreement and the conclusions made by the Directors when determining to continue the Agreement.

•

The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the nature and quality of such services provided under the Agreement in light of the Advisor’s services provided to the Fund for 25 years. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the investment performance of the various Series of the Fund. The investment performance for each Series was reviewed on a cumulative basis since inception and on a one year basis. In addition, annualized performance for the following time periods was considered: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided for each time period. The Board noted that the various Series were competitive against their respective benchmarks and/or peer groups over various time periods, but in particular over the full market cycle period relevant for the Series. In addition, the Board considered at the meeting (and considers on a quarterly basis) a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Fund’s actual performance and comparative performance, especially performance over the current market cycle.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Agreement. In addition, the Board reviewed the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 10 of the 29 active Series of the Fund are currently experiencing expenses above the capped expense ratios. After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense waivers or reimbursements (either contractual or voluntary) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on both a mean and median basis) of similar funds as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the levels of its advisory fee for each Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series, except the Pro-Blend Class R and Class C, and Target Class R and Class C (and a few Class K), are currently below the median and mean for similar funds as listed on Morningstar. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

18

Tax Managed Series

Renewal of Investment Advisory Agreement

(unaudited)

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research products provided by soft dollars. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

•

In addition to the factors described above, the Board considered the Advisor’s personnel, investment strategies, policies and procedures relating to compliance with personal securities transactions, and reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

•

The Board did not consider economies of scale at this time because of the multiple uses of the Fund (for the Advisor’s discretionary investment account clients in addition to direct investors), the current profitability of the Advisor’s services to the Fund under the Agreement, and the overall size of the Fund complex.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

19

{This page intentionally left blank}

20

Tax Managed Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On our web site	http://www.manning-napier.com

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

MNTAX-04/12-SAR

MANNING & NAPIER

Manning & Napier Fund, Inc.

Semi-Annual Report | April 30, 2012

TARGET INCOME SERIES
TARGET 2010 SERIES
TARGET 2020 SERIES
TARGET 2030 SERIES
TARGET 2040 SERIES
TARGET 2050 SERIES
www.manning-napier.com

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six month period (November 1, 2011 to April 30, 2012).

Actual Expenses

The Actual lines of the following tables provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Series and Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of the following tables provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example for the Series and Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the Hypothetical lines of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 11/1/11	ENDING ACCOUNT VALUE 4/30/12	EXPENSES PAID DURING PERIOD 11/1/11-4/30/12[1]	ANNUALIZED EXPENSE RATIO[2]
Target Income
Actual (Class K)	$1,000.00	$1,040.10	$1.52	0.30%
Hypothetical[3]	$1,000.00	$1,023.37	$1.51	0.30%
Actual (Class R)	$1,000.00	$1,038.60	$2.79	0.55%
Hypothetical[3]	$1,000.00	$1,022.13	$2.77	0.55%
Actual (Class C)	$1,000.00	$1,036.50	$5.32	1.05%
Hypothetical[3]	$1,000.00	$1,019.64	$5.27	1.05%
Actual (Class I)	$1,000.00	$1,042.50	$0.25	0.05%
Hypothetical[3]	$1,000.00	$1,024.61	$0.25	0.05%

1

Shareholder Expense Example

(unaudited)

	BEGINNING ACCOUNT VALUE 11/1/11	ENDING ACCOUNT VALUE 4/30/12	EXPENSES PAID DURING PERIOD 11/1/11-4/30/12[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2010
Actual (Class K)	$1,000.00	$1,048.90	$1.53	0.30%
Hypothetical[3]	$1,000.00	$1,023.37	$1.51	0.30%
Actual (Class R)	$1,000.00	$1,047.90	$2.80	0.55%
Hypothetical[3]	$1,000.00	$1,022.13	$2.77	0.55%
Actual (Class C)	$1,000.00	$1,044.70	$5.34	1.05%
Hypothetical[3]	$1,000.00	$1,019.64	$5.27	1.05%
Actual (Class I)	$1,000.00	$1,050.40	$0.25	0.05%
Hypothetical[3]	$1,000.00	$1,024.61	$0.25	0.05%
	BEGINNING ACCOUNT VALUE 11/1/11	ENDING ACCOUNT VALUE 4/30/12	EXPENSES PAID DURING PERIOD 11/1/11-4/30/12[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2020
Actual (Class K)	$1,000.00	$1,057.60	$1.53	0.30%
Hypothetical[3]	$1,000.00	$1,023.37	$1.51	0.30%
Actual (Class R)	$1,000.00	$1,055.90	$2.81	0.55%
Hypothetical[3]	$1,000.00	$1,022.13	$2.77	0.55%
Actual (Class C)	$1,000.00	$1,052.60	$5.36	1.05%
Hypothetical[3]	$1,000.00	$1,019.64	$5.27	1.05%
Actual (Class I)	$1,000.00	$1,058.20	$0.26	0.05%
Hypothetical[3]	$1,000.00	$1,024.61	$0.25	0.05%
	BEGINNING ACCOUNT VALUE 11/1/11	ENDING ACCOUNT VALUE 4/30/12	EXPENSES PAID DURING PERIOD 11/1/11-4/30/12[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2030
Actual (Class K)	$1,000.00	$1,058.10	$1.54	0.30%
Hypothetical[3]	$1,000.00	$1,023.37	$1.51	0.30%
Actual (Class R)	$1,000.00	$1,056.20	$2.81	0.55%
Hypothetical[3]	$1,000.00	$1,022.13	$2.77	0.55%
Actual (Class C)	$1,000.00	$1,053.90	$5.36	1.05%
Hypothetical[3]	$1,000.00	$1,019.64	$5.27	1.05%
Actual (Class I)	$1,000.00	$1,059.60	$0.26	0.05%
Hypothetical[3]	$1,000.00	$1,024.61	$0.25	0.05%

2

Shareholder Expense Example

(unaudited)

	BEGINNING ACCOUNT VALUE 11/1/11	ENDING ACCOUNT VALUE 4/30/12	EXPENSES PAID DURING PERIOD 11/1/11-4/30/12[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2040
Actual (Class K)	$1,000.00	$1,071.60	$1.55	0.30%
Hypothetical[3]	$1,000.00	$1,023.37	$1.51	0.30%
Actual (Class R)	$1,000.00	$1,069.70	$2.83	0.55%
Hypothetical[3]	$1,000.00	$1,022.13	$2.77	0.55%
Actual (Class C)	$1,000.00	$1,066.90	$5.40	1.05%
Hypothetical[3]	$1,000.00	$1,019.64	$5.27	1.05%
Actual (Class I)	$1,000.00	$1,071.90	$0.26	0.05%
Hypothetical[3]	$1,000.00	$1,024.61	$0.25	0.05%
	BEGINNING ACCOUNT VALUE 11/1/11	ENDING ACCOUNT VALUE 4/30/12	EXPENSES PAID DURING PERIOD 11/1/11-4/30/12[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2050
Actual (Class K)	$1,000.00	$1,070.90	$1.54	0.30%
Hypothetical[3]	$1,000.00	$1,023.37	$1.51	0.30%
Actual (Class R)	$1,000.00	$1,069.60	$2.83	0.55%
Hypothetical[3]	$1,000.00	$1,022.13	$2.77	0.55%
Actual (Class C)	$1,000.00	$1,066.50	$5.39	1.05%
Hypothetical[3]	$1,000.00	$1,019.64	$5.27	1.05%
Actual (Class I)	$1,000.00	$1,072.00	$0.26	0.05%
Hypothetical[3]	$1,000.00	$1,024.61	$0.25	0.05%

1Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Class’ total returns would have been lower had certain expenses not been reimbursed during the period.

2Expense ratios of the Class do not include fees and expenses indirectly incurred by the underlying funds. If these expenses were included, the expense ratios would have been higher.

3Assumes 5% annual return before expenses.

3

Portfolio Composition as of April 30, 2012 - Asset Allocation1

(unaudited)

1 As a percentage of net assets of the underlying investment(s) for each Series.

2 A U.S. Treasury Note is an intermediate-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.

4

Statement of Assets and Liabilities

April 30, 2012 (unaudited)

	TARGET INCOME	TARGET 2010	TARGET 2020	TARGET 2030	TARGET 2040	TARGET 2050
ASSETS:
Manning & Napier Pro-Blend® Maximum Term
Series - Class I (7,021,587 shares and 2,721,635 shares, respectively)	$—	$—	$—	$—	$75,692,710	$29,339,220
Manning & Napier Pro-Blend® Extended Term
Series - Class I (5,698,980 shares and 10,744,667 shares, respectively)	—	—	58,927,451	111,099,857	—	—
Manning & Napier Pro-Blend® Moderate Term
Series - Class I (2,468,265 shares and 5,538,327 shares, respectively)	—	25,966,143	58,263,196	—	—	—
Manning & Napier Pro-Blend® Conservative Term
Series - Class I (5,128,219 shares and 1,562,472 shares, respectively)	55,384,766	16,874,695	—	—	—	—

Total investments in securities:
At value*	55,384,766	42,840,838	117,190,647	111,099,857	75,692,710	29,339,220
Receivable from Advisor (Note 3)	8,611	9,143	7,071	7,173	8,094	9,663
Receivable for securities sold	520	54,122	507	507	507	507
Receivable for fund shares sold	389,274	15,421	427,159	390,573	168,574	40,191
Prepaid registration and filing fees	22,665	23,665	26,318	24,814	24,012	23,929

TOTAL ASSETS	55,805,836	42,943,189	117,651,702	111,522,924	75,893,897	29,413,510

LIABILITIES:
Accrued fund accounting and administration fees (Note 3)	11,186	11,080	11,601	11,558	11,317	10,996
Accrued distribution and service (Rule 12b-1) fees (Note 3)	11,417	8,349	22,788	19,773	14,978	6,462
Accrued transfer agent fees (Note 3)	2,545	2,129	2,525	2,274	2,477	2,442
Accrued Chief Compliance Officer service fees (Note 3)	416	416	416	416	416	416
Accrued Directors’ fees (Note 3)	326	173	459	360	265	108
Payable for securities purchased	302,988	—	382,853	327,346	137,551	38,501
Payable for fund shares repurchased	86,286	69,035	44,305	60,151	30,792	1,196
Audit fees payable	11,432	11,287	11,271	11,287	11,342	11,389
Other payables and accrued expenses	2,896	3,235	4,670	4,828	3,580	2,857

TOTAL LIABILITIES	429,492	105,704	480,888	437,993	212,718	74,367

TOTAL NET ASSETS	$55,376,344	$42,837,485	$117,170,814	$111,084,931	$75,681,179	$29,339,143

NET ASSETS CONSIST OF:
Capital stock	52,165	43,638	120,636	114,643	74,685	27,624
Additional paid-in-capital	48,561,059	40,424,417	110,264,770	104,041,914	69,386,458	26,956,869
Undistributed net investment income (loss)	(73,203)	(170,621)	(191,450)	18,178	(41,051)	(24,301)
Accumulated net realized gain on underlying series	1,606,651	1,491,400	4,598,961	3,610,307	184,160	31,962
Net unrealized appreciation on underlying series	5,229,672	1,048,651	2,377,897	3,299,889	6,076,927	2,346,989

TOTAL NET ASSETS	$55,376,344	$42,837,485	$117,170,814	$111,084,931	$75,681,179	$29,339,143

The accompanying notes are an integral part of the financial statements.

5

Statement of Assets and Liabilities

April 30, 2012 (unaudited)

	TARGET INCOME	TARGET 2010	TARGET 2020	TARGET 2030	TARGET 2040	TARGET 2050
Class K
Net Assets	$44,517,202	$23,468,255	$54,411,244	$60,323,143	$41,140,293	$21,630,282
Shares Outstanding	4,190,713	2,389,753	5,594,135	6,231,963	4,059,203	2,035,449
Net Asset Value, Offering Price, and Redemption Price per share	$10.62	$9.82	$9.73	$9.68	$10.14	$10.63

Class R
Net Assets	$3,706,575	$5,684,980	$20,773,852	$13,160,867	$14,624,407	$3,238,732
Shares Outstanding	352,247	583,750	2,159,825	1,369,059	1,452,836	306,536
Net Asset Value, Offering Price, and Redemption Price per share	$10.52	$9.74	$9.62	$9.61	$10.07	$10.57

Class C
Net Assets	$1,090,092	$1,557,723	$4,303,284	$2,895,400	$950,366	$1,049,877
Shares Outstanding	104,546	160,438	448,606	302,785	95,354	100,534
Net Asset Value, Offering Price, and Redemption Price per share	$10.43	$9.71	$9.59	$9.56	$9.97	$10.44

Class I
Net Assets	$6,062,475	$12,126,527	$37,682,434	$34,705,521	$18,966,113	$3,420,252
Shares Outstanding	568,953	1,229,895	3,861,054	3,560,454	1,861,096	319,905
Net Asset Value, Offering Price, and Redemption Price per share	$10.66	$9.86	$9.76	$9.75	$10.19	$10.69

*At identified cost	$50,155,094	$41,792,187	$114,812,750	$107,799,968	$69,615,783	$26,992,231

The accompanying notes are an integral part of the financial statements.

6

Statement of Operations

For the Six Months Ended April 30, 2012 (unaudited)

	TARGET INCOME	TARGET 2010	TARGET 2020	TARGET 2030	TARGET 2040	TARGET 2050
INVESTMENT INCOME:
Income distributions from underlying series	$783,195	$586,736	$1,477,879	$1,232,285	$419,707	$157,899

EXPENSES:
Distribution and services (Rule 12b-1) fees (Class K) (Note 3)	54,146	28,353	64,136	71,228	47,547	24,289
Distribution and services (Rule 12b-1) fees (Class C) (Note 3)	6,217	8,628	20,381	13,157	4,491	4,861
Distribution and services (Rule 12b-1) fees (Class R) (Note 3)	5,734	13,112	45,754	27,581	32,606	6,908
Fund accounting and administration fees (Note 3)	22,822	22,682	23,519	23,440	23,023	22,493
Transfer agent fees (Note 3)	4,833	4,398	5,476	5,231	5,094	4,965
Chief Compliance Officer service fees (Note 3)	1,246	1,246	1,246	1,246	1,246	1,246
Directors’ fees (Note 3)	738	543	1,356	1,259	864	322
Registration and filing fees	22,410	22,424	22,490	22,467	22,440	22,426
Audit fees	7,937	7,938	7,941	7,941	7,941	7,937
Custodian fees	1,237	1,993	2,235	2,222	1,239	1,237
Miscellaneous	5,519	5,491	7,630	7,378	6,362	5,241

Total Expenses	132,839	116,808	202,164	183,150	152,853	101,925
Less reduction of expenses (Note 3)	(52,915)	(55,708)	(44,130)	(44,999)	(50,357)	(58,720)

Net Expenses	79,924	61,100	158,034	138,151	102,496	43,205

NET INVESTMENT INCOME	703,271	525,636	1,319,845	1,094,134	317,211	114,694

REALIZED AND UNREALIZED
GAIN (LOSS) ON UNDERLYING SERIES:
Net realized gain (loss) on underlying series	626,955	164,561	346,582	166,453	185,661	34,374
Distributions of realized gains from underlying series	982,013	1,327,217	4,255,728	3,448,916	—	—
Net change in unrealized appreciation (depreciation) on underlying series	(196,264)	(43,131)	244,116	1,223,367	4,320,616	1,688,931

NET REALIZED AND UNREALIZED GAIN (LOSS) ON UNDERLYING SERIES	1,412,704	1,448,647	4,846,426	4,838,736	4,506,277	1,723,305

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,115,975	$1,974,283	$6,166,271	$5,932,870	$4,823,488	$1,837,999

The accompanying notes are an integral part of the financial statements.

7

Statements of Changes in Net Assets

	TARGET INCOME FOR THE SIX		TARGET 2010 FOR THE SIX		TARGET 2020 FOR THE SIX
	MONTHS ENDED 4/30/12 (UNAUDITED)	FOR THE YEAR ENDED 10/31/11	MONTHS ENDED 4/30/12 (UNAUDITED)	FOR THE YEAR ENDED 10/31/11	MONTHS ENDED 4/30/12 (UNAUDITED)	FOR THE YEAR ENDED 10/31/11
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$703,271	$1,006,787	$525,636	$611,903	$1,319,845	$1,649,009
Net realized gain (loss) on underlying series	626,955	1,050,632	164,561	3,090,004	346,582	7,146,008
Distributions of realized gains from underlying series	982,013	1,489,802	1,327,217	614,501	4,255,728	302,122
Net change in unrealized appreciation (depreciation) on underlying series	(196,264)	(2,211,399)	(43,131)	(3,243,066)	244,116	(6,642,777)

Net increase from operations	2,115,975	1,335,822	1,974,283	1,073,342	6,166,271	2,454,362

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class K)	(737,666)	(1,420,895)	(418,995)	(479,554)	(787,891)	(1,234,032)
From net investment income (Class R)	(11,052)	(9,440)	(88,480)	(58,775)	(250,321)	(218,696)
From net investment income (Class C)	(19,533)	(29,218)	(25,712)	(24,168)	(50,831)	(52,453)
From net investment income (Class I)	(97,402)	(12,717)	(225,399)	(29,812)	(594,098)	(86,948)
From net realized gain on investments (Class K)	(1,776,212)	(492,224)	(2,048,959)	(529,696)	(3,524,215)	(2,143,359)
From net realized gain on investments (Class R)	(27,719)	(3,558)	(462,011)	(72,781)	(1,200,023)	(426,909)
From net realized gain on investments (Class C)	(60,498)	(12,892)	(171,418)	(43,987)	(303,902)	(140,280)
From net realized gain on investments (Class I)	(216,121)	(3,136)	(1,019,074)	(27,354)	(2,414,187)	(128,094)

Total distributions to shareholders	(2,946,203)	(1,984,080)	(4,460,048)	(1,266,127)	(9,125,468)	(4,430,771)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 6)	5,479,236	2,650,464	4,798,633	5,446,293	18,317,774	19,669,116

Net increase in net assets	4,649,008	2,002,206	2,312,868	5,253,508	15,358,577	17,692,707

NET ASSETS:

Beginning of period	50,727,336	48,725,130	40,524,617	35,271,109	101,812,237	84,119,530

End of period[1]	$55,376,344	$50,727,336	$42,837,485	$40,524,617	$117,170,814	$101,812,237

[1] Including undistributed net investment income of:	(73,203)	89,179	(170,621)	62,329	(191,450)	171,846

The accompanying notes are an integral part of the financial statements.

8

Statements of Changes in Net Assets

	TARGET 2030 FOR THE SIX		TARGET 2040 FOR THE SIX		TARGET 2050 FOR THE SIX
	MONTHS ENDED 4/30/12 (UNAUDITED)	FOR THE YEAR ENDED 10/31/11	MONTHS ENDED 4/30/12 (UNAUDITED)	FOR THE YEAR ENDED 10/31/11	MONTHS ENDED 4/30/12 (UNAUDITED)	FOR THE YEAR ENDED 10/31/11
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$1,094,134	$1,285,878	$317,211	$472,744	$114,694	$162,934
Net realized gain (loss) on underlying series	166,453	6,856,640	185,661	3,464,524	34,374	457,861
Distributions of realized gains from underlying series	3,448,916	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on underlying series	1,223,367	(5,730,579)	4,320,616	(3,996,816)	1,688,931	(661,564)

Net increase from operations	5,932,870	2,411,939	4,823,488	(59,548)	1,837,999	(40,769)

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class K)	(676,133)	(1,038,708)	(231,537)	(364,102)	(122,417)	(130,602)
From net investment income (Class R)	(110,325)	(95,429)	(64,451)	(55,126)	(13,145)	(13,664)
From net investment income (Class C)	(21,358)	(20,789)	(2,080)	(2,590)	(2,607)	(3,344)
From net investment income (Class I)	(424,498)	(58,516)	(121,802)	(14,836)	(19,812)	(1,727)
From net realized gain on investments (Class K)	(3,843,451)	(1,998,432)	(1,939,029)	(405,746)	(344,780)	(29,662)
From net realized gain on investments (Class R)	(685,589)	(212,808)	(649,307)	(81,999)	(47,839)	(4,292)
From net realized gain on investments (Class C)	(181,828)	(68,377)	(48,306)	(8,299)	(18,248)	(1,754)
From net realized gain on investments (Class I)	(2,137,168)	(89,785)	(821,635)	(10,968)	(46,342)	(255)

Total distributions to shareholders	(8,080,350)	(3,582,844)	(3,878,147)	(943,666)	(615,190)	(185,300)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 6)	17,788,866	18,055,075	11,197,168	12,014,839	4,067,547	5,906,849

Net increase in net assets	15,641,386	16,884,170	12,142,509	11,011,625	5,290,356	5,680,780

NET ASSETS:

Beginning of period	95,443,545	78,559,375	63,538,670	52,527,045	24,048,787	18,368,007

End of period[1]	$111,084,931	$95,443,545	$75,681,179	$63,538,670	$29,339,143	$24,048,787

[1] Including undistributed net investment income of:	18,178	156,358	(41,051)	61,608	(24,301)	18,986

The accompanying notes are an integral part of the financial statements.

9

Financial Highlights

TARGET INCOME SERIES CLASS K	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED			FOR THE PERIOD
	4/30/12 (UNAUDITED)	10/31/11	10/31/10	10/31/09	3/28/08[1] TO 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.86	$11.02	$10.13	$9.30	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.15	0.23	0.19	0.03	(0.01)
Net realized and unrealized gain (loss) on underlying series	0.25	0.06	0.92	1.04	(0.69)

Total from investment operations	0.40	0.29	1.11	1.07	(0.70)

Less distributions to shareholders:
From net investment income	(0.19)	(0.33)	(0.19)	(0.24)	—
From net realized gain on investments	(0.45)	(0.12)	(0.03)	—	—

Total distributions to shareholders	(0.64)	(0.45)	(0.22)	(0.24)	—

Net asset value - End of period	$10.62	$10.86	$11.02	$10.13	$9.30

Net assets - End of period (000’s omitted)	$44,517	$44,682	$46,886	$42,116	$70,620 [3]

Total return[4]	4.01%	2.77%	11.22%	11.80%	(7.00%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%[5,6]	0.30%[7]	0.28%[8,9]	0.30%[9]	0.30%[5,9]
Net investment income (loss)	2.79%[5]	2.11%	1.83%	0.31%	(0.27%)[5]
Series portfolio turnover[10]	8%	14%	9%	13%	0%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.21%[5,6]	0.22%[7]	0.25%[9]	0.41%[9]	1,571%[5,9,11]
TARGET INCOME SERIES CLASS R	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED			FOR THE PERIOD
	4/30/12 (UNAUDITED)	10/31/11	10/31/10	10/31/09	3/28/08[1] TO 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.77	$10.93	$10.08	$9.29	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.02	0.16	0.09	(0.05)	0.02
Net realized and unrealized gain (loss) on underlying series	0.36	0.10	0.99	1.09	(0.73)

Total from investment operations	0.38	0.26	1.08	1.04	(0.71)

Less distributions to shareholders:
From net investment income	(0.18)	(0.30)	(0.20)	(0.25)	—
From net realized gain on investments	(0.45)	(0.12)	(0.03)	—	—

Total distributions to shareholders	(0.63)	(0.42)	(0.23)	(0.25)	—

Net asset value - End of period	$10.52	$10.77	$10.93	$10.08	$9.29

Net assets - End of period (000’s omitted)	$3,707	$553	$347	$54	$93 [3]

Total return[4]	3.86%	2.50%	10.97%	11.44%	(7.10%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.55%[5,6]	0.55%[7]	0.54%[8,9]	0.55%[9]	0.55%[5,9]
Net investment income (loss)	0.35%[5]	1.47%	0.81%	(0.51%)	0.34%[5]
Series portfolio turnover[10]	8%	14%	9%	13%	0%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.21%[5,6]	0.22%[7]	0.37%[9]	169.34%[9]	43,127%[5,9,11]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents the whole number without rounding to the 000’s.

4Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

5Annualized.

6Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.67%.

7Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.69%.

8During the year ended October 31, 2010, due to the timing of the renewal of the Series’ distribution plan under Rule 12b-1, the Series incurred approximately 11 months of distribution expense. The expense ratio would have been higher and the net investment income ratio and total return would have been lower had the Series incurred a full year of distribution expense.

9Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.70%.

10Reflects activity of the Series and does not include the activity of the underlying series.

11The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

10

Financial Highlights

TARGET INCOME SERIES CLASS C	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED			FOR THE PERIOD
	4/30/12 (UNAUDITED)	10/31/2011	10/31/2010	10/31/2009	3/28/08[1] TO 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.67	$10.84	$10.00	$9.26	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.13	0.13	0.07	(0.03)	(0.01)
Net realized and unrealized gain (loss) on underlying series	0.23	0.08	0.95	1.02	(0.73)

Total from investment operations	0.36	0.21	1.02	0.99	(0.74)

Less distributions to shareholders:
From net investment income	(0.15)	(0.26)	(0.15)	(0.25)	—
From net realized gain on investments	(0.45)	(0.12)	(0.03)	—	—

Total distributions to shareholders	(0.60)	(0.38)	(0.18)	(0.25)	—

Net asset value - End of period	$10.43	$10.67	$10.84	$10.00	$9.26

Net assets - End of period (000’s omitted)	$1,090	$1,424	$1,195	$330	$93 [3]

Total return[4]	3.65%	2.04%	10.38%	10.91%	(7.40%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.05%[5,6]	1.05%[7]	0.99%[8,9]	1.05%[9]	1.05%[5,9]
Net investment income (loss)	2.54%[5]	1.23%	0.66%	(0.30%)	(0.15%)[5]
Series portfolio turnover[10]	8%	14%	9%	13%	0%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.21%[5,6]	0.22%[7]	0.29%[9]	10.70%[9]	43,147%[5,9,11]

TARGET INCOME SERIES CLASS I	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED			FOR THE PERIOD
	4/30/12 (UNAUDITED)	10/31/2011	10/31/2010	10/31/2009	3/28/08[1] TO 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.89	$11.05	$10.17	$9.32	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.15	0.07	0.19	0.06	0.05
Net realized and unrealized gain (loss) on underlying series	0.27	0.25	0.94	1.04	(0.73)

Total from investment operations	0.42	0.32	1.13	1.10	(0.68)

Less distributions to shareholders:
From net investment income	(0.20)	(0.36)	(0.22)	(0.25)	—
From net realized gain on investments	(0.45)	(0.12)	(0.03)	—	—

Total distributions to shareholders	(0.65)	(0.48)	(0.25)	(0.25)	—

Net asset value - End of period	$10.66	$10.89	$11.05	$10.17	$9.32

Net assets - End of period (000’s omitted)	$6,062	$4,068	$298	$58	$93 [3]

Total return[4]	4.25%	3.00%	11.44%	12.06%	(6.80%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%[5,6]	0.05%[7]	0.05%[9]	0.05%[9]	0.05%[5,9]
Net investment income	2.94%[5]	0.68%	1.85%	0.66%	0.85%[5]
Series portfolio turnover[10]	8%	14%	9%	13%	0%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.21%[5,6]	0.23%[7]	0.33%[9]	54.69%[9]	43,107%[5,9,11]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents the whole number without rounding to the 000’s.

4Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

5Annualized.

6Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.67%.

7Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.69%.

8During the year ended October 31, 2010, due to the timing of the renewal of the Series’ distribution plan under Rule 12b-1, the Series incurred approximately 11 months of distribution expense. The expense ratio would have been higher and the net investment income ratio and total return would have been lower had the Series incurred a full year of distribution expense.

9Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.70%.

10Reflects activity of the Series and does not include the activity of the underlying series.

11The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

11

Financial Highlights

TARGET 2010 SERIES CLASS K	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED			FOR THE PERIOD
	4/30/12 (UNAUDITED)	10/31/2011	10/31/2010	10/31/2009	3/28/08[1] TO 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.56	$10.64	$9.58	$8.61	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.12	0.20	0.12	0.02	(0.01)
Net realized and unrealized gain (loss) on underlying series	0.31	0.10	1.10	1.15	(1.38)

Total from investment operations	0.43	0.30	1.22	1.17	(1.39)

Less distributions to shareholders:
From net investment income	(0.20)	(0.18)	(0.14)	(0.20)	—
From net realized gain on investments	(0.97)	(0.20)	(0.02)	—	—

Total distributions to shareholders	(1.17)	(0.38)	(0.16)	(0.20)	—

Net asset value - End of period	$9.82	$10.56	$10.64	$9.58	$8.61

Net assets - End of period (000’s omitted)	$23,468	$23,653	$27,904	$15,782	$101,213 [3]

Total return[4]	4.89%	2.97%	12.85%	13.97%	(13.90%)
Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.30%[5,6]	0.30%[7]	0.29%[8,9]	0.30%[10]	0.30%[5,10]
Net investment income (loss)	2.56%[5]	1.84%	1.20%	0.19%	(0.28%)[5]
Series portfolio turnover[11]	24%	48%	11%	9%	0%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.28%[5,6]	0.30%[7]	0.42%[9]	1.31%[10]	1,071%[5,10,12]
TARGET 2010 SERIES CLASS R	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED			FOR THE PERIOD
	4/30/12 (UNAUDITED)	10/31/2011	10/31/2010	10/31/2009	3/28/08[1] TO 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.48	$10.57	$9.54	$8.61	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.11	0.14	0.12	(0.05)	0.02
Net realized and unrealized gain (loss) on underlying series	0.31	0.13	1.07	1.18	(1.41)

Total from investment operations	0.42	0.27	1.19	1.13	(1.39)

Less distributions to shareholders:
From net investment income	(0.19)	(0.16)	(0.14)	(0.20)	—
From net realized gain on investments	(0.97)	(0.20)	(0.02)	—	—

Total distributions to shareholders	(1.16)	(0.36)	(0.16)	(0.20)	—

Net asset value - End of period	$9.74	$10.48	$10.57	$9.54	$8.61

Net assets - End of period (000’s omitted)	$5,685	$4,885	$3,655	$284	$86 [3]

Total return[4]	4.79%	2.67%	12.64%	13.54%	(13.90%)
Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.55%[5,6]	0.55%[7]	0.52%[8,9]	0.55%[10]	0.55%[5,10]
Net investment income (loss)	2.22%[5]	1.32%	1.16%	(0.55%)	0.36%[5]
Series portfolio turnover[11]	24%	48%	11%	9%	0%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.28%[5,6]	0.31%[7]	0.41%[9]	25.36%[10]	42,882%[5,10,12]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents the whole number without rounding to the 000’s.

4Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

5Annualized.

6Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratios of the underlying series were 0.67% for Manning & Napier Pro-Blend® Conservative Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I.

7Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratios of the underlying series were 0.69% for Manning & Napier Pro-Blend® Conservative Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I.

8During the year ended October 31, 2010, due to the timing of the renewal of the Series’ distribution plan under Rule 12b-1, the Series incurred approximately 11 months of distribution expense. The expense ratio would have been higher and the net investment income ratio and total return would have been lower had the Series incurred a full year of distribution expense.

9Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.84%.

10Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.85%.

11Reflects activity of the Series and does not include the activity of the underlying series.

12The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

12

Financial Highlights

TARGET 2010 SERIES CLASS C	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED			FOR THE PERIOD
	4/30/12 (UNAUDITED)	10/31/2011	10/31/2010	10/31/2009	3/28/08[1] TO 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.44	$10.53	$9.49	$8.58	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.10	0.10	0.06	(0.01)	(0.05)
Net realized and unrealized gain (loss) on underlying series	0.29	0.12	1.08	1.10	(1.37)

Total from investment operations	0.39	0.22	1.14	1.09	(1.42)

Less distributions to shareholders:
From net investment income	(0.15)	(0.11)	(0.08)	(0.18)	—
From net realized gain on investments	(0.97)	(0.20)	(0.02)	—	—

Total distributions to shareholders	(1.12)	(0.31)	(0.10)	(0.18)	—

Net asset value - End of period	$9.71	$10.44	$10.53	$9.49	$8.58

Net assets - End of period (000’s omitted)	$1,558	$2,021	$2,247	$1,471	$98,226 [3]

Total return[4]	4.47%	2.21%	12.12%	13.13%	(14.20%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.05%[5,6]	1.05%[7]	0.98%[8,9]	1.05%[10]	1.05%[5,10]
Net investment income (loss)	2.06%[5]	0.97%	0.58%	(0.12%)	(1.03%)[5]
Series portfolio turnover[11]	24%	48%	11%	9%	0%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.28%[5,6]	0.30%[7]	0.44%[9]	5.01%[10]	919%[5,10,12]
TARGET 2010 SERIES CLASS I	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED			FOR THE PERIOD
	4/30/12 (UNAUDITED)	10/31/2011	10/31/2010	10/31/2009	3/28/08[1] TO 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.60	$10.68	$9.62	$8.63	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.14	0.08	0.14	0.07	0.05
Net realized and unrealized gain (loss) on underlying series	0.30	0.25	1.10	1.12	(1.42)

Total from investment operations	0.44	0.33	1.24	1.19	(1.37)

Less distributions to shareholders:
From net investment income	(0.21)	(0.21)	(0.16)	(0.20)	—
From net realized gain on investments	(0.97)	(0.20)	(0.02)	—	—

Total distributions to shareholders	(1.18)	(0.41)	(0.18)	(0.20)	—

Net asset value - End of period	$9.86	$10.60	$10.68	$9.62	$8.63

Net assets - End of period (000’s omitted)	$12,127	$9,966	$1,465	$469	$159 [3]

Total return[4]	5.04%	3.20%	13.10%	14.23%	(13.70%)
Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.05%[5,6]	0.05%[7]	0.05%[9]	0.05%[10]	0.05%[5,10]
Net investment income	2.80%[5]	0.81%	1.44%	0.83%	0.86%[5]
Series portfolio turnover[11]	24%	48%	11%	9%	0%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.28%[5,6]	0.32%[7]	0.43%[9]	8.26%[10]	42,439%[5,10,12]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents the whole number without rounding to the 000’s.

4Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

5Annualized.

6Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratios of the underlying series were 0.67% for Manning & Napier Pro-Blend® Conservative Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I.

7Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratios of the underlying series were 0.69% for Manning & Napier Pro-Blend® Conservative Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I.

8During the year ended October 31, 2010, due to the timing of the renewal of the Series’ distribution plan under Rule 12b-1, the Series incurred approximately 11 months of distribution expense. The expense ratio would have been higher and the net investment income ratio and total return would have been lower had the Series incurred a full year of distribution expense.

9Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.84%.

10Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.85%.

11Reflects activity of the Series and does not include the activity of the underlying series.

12The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

13

Financial Highlights

TARGET 2020 SERIES CLASS K	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED			FOR THE PERIOD
	4/30/12 (UNAUDITED)	10/31/2011	10/31/2010	10/31/2009	3/28/08[1] TO 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.12	$10.33	$9.16	$8.14	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.12	0.20	0.13	0.02	0.04
Net realized and unrealized gain (loss) on underlying series	0.38	0.12	1.23	1.21	(1.90)

Total from investment operations	0.50	0.32	1.36	1.23	(1.86)

Less distributions to shareholders:
From net investment income	(0.16)	(0.19)	(0.17)	(0.21)	—
From net realized gain on investments	(0.73)	(0.34)	(0.02)	—	—

Total distributions to shareholders	(0.89)	(0.53)	(0.19)	(0.21)	—

Net asset value - End of period	$9.73	$10.12	$10.33	$9.16	$8.14

Net assets - End of period (000’s omitted)	$54,411	$56,290	$64,613	$30,089	$157 [3]

Total return[4]	5.76%	3.14%	14.89%	15.72%	(18.60%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%[5,6]	0.30%[5]	0.29%[7,8]	0.30%[9]	0.30%[6,9]
Net investment income	2.43%[6]	1.97%	1.38%	0.28%	0.74%[6]
Series portfolio turnover[10]	11%	49%	20%	9%	31%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.08%[5,6]	0.10%[5]	0.17%[8]	0.72%[9]	34,421%[6,9,11]
TARGET 2020 SERIES CLASS R	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED			FOR THE PERIOD
	4/30/12 (UNAUDITED)	10/31/2011	10/31/2010	10/31/2009	3/28/08[1] TO 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.02	$10.24	$9.10	$8.13	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.10	0.15	0.12	(0.05)	0.04
Net realized and unrealized gain (loss) on underlying series	0.38	0.14	1.21	1.23	(1.91)

Total from investment operations	0.48	0.29	1.33	1.18	(1.87)

Less distributions to shareholders:
From net investment income	(0.15)	(0.17)	(0.17)	(0.21)	—
From net realized gain on investments	(0.73)	(0.34)	(0.02)	—	—

Total distributions to shareholders	(0.88)	(0.51)	(0.19)	(0.21)	—

Net asset value - End of period	$9.62	$10.02	$10.24	$9.10	$8.13

Net assets - End of period (000’s omitted)	$20,774	$16,105	$12,229	$562	$81 [3]

Total return[4]	5.59%	2.85%	14.72%	15.13%	(18.70%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.55%[5,6]	0.55%[5]	0.52%[7,8]	0.55%[9]	0.55%[6,9]
Net investment income (loss)	2.03%[6]	1.48%	1.25%	(0.54%)	0.62%[6]
Series portfolio turnover[10]	11%	49%	20%	9%	31%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.08%[5,6]	0.10%[5]	0.18%[8]	14.54%[9]	38,136%[6,9,11]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents the whole number without rounding to the 000’s.

4Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

5Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratios of the underlying series were 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

6Annualized.

7During the year ended October 31, 2010, due to the timing of the renewal of the Series’ distribution plan under Rule 12b-1, the Series incurred approximately 11 months of distribution expense. The expense ratio would have been higher and the net investment income ratio and total return would have been lower had the Series incurred a full year of distribution expense.

8Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratios of the underlying series were 0.84% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

9Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.85%.

10Reflects activity of the Series and does not include the activity of the underlying series.

11The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

14

Financial Highlights

TARGET 2020 SERIES CLASS C	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED			FOR THE PERIOD
	4/30/12 (UNAUDITED)	10/31/2011	10/31/2010	10/31/2009	3/28/08[1] TO 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.99	$10.21	$9.06	$8.10	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.09	0.11	0.10	0.02	(0.05)
Net realized and unrealized gain (loss) on underlying series	0.36	0.14	1.18	1.13	(1.85)

Total from investment operations	0.45	0.25	1.28	1.15	(1.90)

Less distributions to shareholders:
From net investment income	(0.12)	(0.13)	(0.11)	(0.19)	—
From net realized gain on investments	(0.73)	(0.34)	(0.02)	—	—

Total distributions to shareholders	(0.85)	(0.47)	(0.13)	(0.19)	—

Net asset value - End of period	$9.59	$9.99	$10.21	$9.06	$8.10

Net assets - End of period (000’s omitted)	$4,303	$4,155	$3,803	$2,123	$228,171 [3]

Total return[4]	5.26%	2.42%	14.24%	14.74%	(19.00%)
Ratios (to average net assets)/
Supplemental Data:
Expenses*	1.05%[5,6]	1.05%[5]	0.98%[7,8]	1.05%[9]	1.05%[6,9]
Net investment income (loss)	1.87%[6]	1.08%	1.03%	0.25%	(1.05%)[6]
Series portfolio turnover[10]	11%	49%	20%	9%	31%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.08%[5,6]	0.10%[5]	0.18%[8]	3.08%[9]	158%[6,9,11]
TARGET 2020 SERIES CLASS I	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED			FOR THE PERIOD
	4/30/12 (UNAUDITED)	10/31/2011	10/31/2010	10/31/2009	3/28/08[1] TO 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.16	$10.37	$9.19	$8.15	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.13	0.09	0.18	0.10	— [12]
Net realized and unrealized gain (loss) on underlying series	0.38	0.25	1.21	1.15	(1.85)

Total from investment operations	0.51	0.34	1.39	1.25	(1.85)

Less distributions to shareholders:
From net investment income	(0.18)	(0.21)	(0.19)	(0.21)	—
From net realized gain on investments	(0.73)	(0.34)	(0.02)	—	—

Total distributions to shareholders	(0.91)	(0.55)	(0.21)	(0.21)	—

Net asset value - End of period	$9.76	$10.16	$10.37	$9.19	$8.15

Net assets - End of period (000’s omitted)	$37,682	$25,262	$3,474	$1,927	$51,467 [3]

Total return[4]	5.82%	3.37%	15.24%	15.98%	(18.50%)
Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.05%[5,6]	0.05%[5]	0.05%[8]	0.05%[9]	0.05%[6,9]
Net investment income (loss)	2.75%[6]	0.85%	1.89%	1.22%	(0.02%)[6]
Series portfolio turnover[10]	11%	49%	20%	9%	31%

* The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.08%[5,6]	0.11%[5]	0.19%[8]	2.90%[9]	871%[6,9,11]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents the whole number without rounding to the 000’s.

4Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

5Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratios of the underlying series were 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

6Annualized.

7During the year ended October 31, 2010, due to the timing of the renewal of the Series’ distribution plan under Rule 12b-1, the Series incurred approximately 11 months of distribution expense. The expense ratio would have been higher and the net investment income ratio and total return would have been lower had the Series incurred a full year of distribution expense.

8Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratios of the underlying series were 0.84% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

9Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.85%.

10Reflects activity of the Series and does not include the activity of the underlying series.

11The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

12Less than $0.01.

The accompanying notes are an integral part of the financial statements.

15

Financial Highlights

TARGET 2030 SERIES CLASS K	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED			FOR THE PERIOD
	4/30/12 (UNAUDITED)	10/31/2011	10/31/2010	10/31/2009	3/28/08[1] TO 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.02	$10.15	$8.85	$7.81	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.10	0.16	0.08	0.01	0.03
Net realized and unrealized gain (loss) on underlying series	0.40	0.16	1.36	1.20	(2.22)

Total from investment operations	0.50	0.32	1.44	1.21	(2.19)

Less distributions to shareholders:
From net investment income	(0.13)	(0.15)	(0.11)	(0.17)	—
From net realized gain on investments	(0.71)	(0.30)	(0.03)	—	—

Total distributions to shareholders	(0.84)	(0.45)	(0.14)	(0.17)	—

Net asset value - End of period	$9.68	$10.02	$10.15	$8.85	$7.81

Net assets - End of period (000’s omitted)	$60,323	$63,436	$66,235	$23,597	$118 [3]

Total return[4]	5.81%	3.15%	16.34%	16.05%	(21.90%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%[5,6]	0.30%[7]	0.29%[8,9]	0.30%[10]	0.30%[5,10]
Net investment income	2.12%[5]	1.58%	0.87%	0.14%	0.54%[5]
Series portfolio turnover[11]	22%	40%	15%	9%	—%[12]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.09%[5,6]	0.11%[7]	0.20%[9]	0.97%[10]	37,175%[5,10,13]
TARGET 2030 SERIES CLASS R	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED			FOR THE PERIOD
	4/30/12 (UNAUDITED)	10/31/2011	10/31/2010	10/31/2009	3/28/08[1] TO 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.96	$10.09	$8.83	$7.79	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.08	0.11	0.06	(0.05)	0.02
Net realized and unrealized gain (loss) on underlying series	0.39	0.19	1.35	1.26	(2.23)

Total from investment operations	0.47	0.30	1.41	1.21	(2.21)

Less distributions to shareholders:
From net investment income	(0.11)	(0.13)	(0.12)	(0.17)	—
From net realized gain on investments	(0.71)	(0.30)	(0.03)	—	—

Total distributions to shareholders	(0.82)	(0.43)	(0.15)	(0.17)	—

Net asset value - End of period	$9.61	$9.96	$10.09	$8.83	$7.79

Net assets - End of period (000’s omitted)	$13,161	$9,243	$7,162	$328	$78 [3]

Total return[4]	5.62%	2.94%	16.01%	16.09%	(22.10%)
Ratios (to average net assets)/
Supplemental Data:
Expenses*	0.55%[5,6]	0.55%[7]	0.54%[8,9]	0.55%[10]	0.55%[5,10]
Net investment income (loss)	1.67%[5]	1.11%	0.68%	(0.53%)	0.31%[5]
Series portfolio turnover[11]	22%	40%	15%	9%	—%[12]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.09%[5,6]	0.11%[7]	0.18%[9]	28.67%[10]	38,768%[5,10,13]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents the whole number without rounding to the 000’s.

4Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

5Annualized.

6Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.83%.

7Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratios of the underlying series were 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.84% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

8During the year ended October 31, 2010, due to the timing of the renewal of the Series’ distribution plan under Rule 12b-1, the Series incurred approximately 11 months of distribution expense. The expense ratio would have been higher and the net investment income ratio and total return would have been lower had the Series incurred a full year of distribution expense.

9Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratios of the underlying series were 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.85% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

10Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.85%.

11Reflects activity of the Series and does not include the activity of the underlying series.
12Less than 1%.

13The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

16

Financial Highlights

TARGET 2030 SERIES CLASS C	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED			FOR THE PERIOD
	4/30/12 (UNAUDITED)	10/31/2011	10/31/2010	10/31/2009	3/28/08[1] TO 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.90	$10.05	$8.78	$7.77	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.07	0.07	0.03	(0.02)	(0.01)
Net realized and unrealized gain (loss) on underlying series	0.38	0.17	1.33	1.19	(2.22)

Total from investment operations	0.45	0.24	1.36	1.17	(2.23)

Less distributions to shareholders:
From net investment income	(0.08)	(0.09)	(0.06)	(0.16)	—
From net realized gain on investments	(0.71)	(0.30)	(0.03)	—	—

Total distributions to shareholders	(0.79)	(0.39)	(0.09)	(0.16)	—

Net asset value - End of period	$9.56	$9.90	$10.05	$8.78	$7.77

Net assets - End of period (000’s omitted)	$2,895	$2,516	$2,231	$1,034	$78 [3]

Total return[4]	5.39%	2.35%	15.50%	15.57%	(22.30%)
Ratios (to average net assets)/
Supplemental Data:
Expenses*	1.05%[5,6]	1.05%[7]	1.00%[8,9]	1.05%[10]	1.05%[5,10]
Net investment income (loss)	1.40%[5]	0.72%	0.31%	(0.22%)	(0.17%)[5]
Series portfolio turnover[11]	22%	40%	15%	9%	—%[12]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.09%[5,6]	0.11%[7]	0.22%[9]	5.84%[10]	38,789%[5,10,13]

TARGET 2030 SERIES CLASS I	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED			FOR THE PERIOD
	4/30/12 (UNAUDITED)	10/31/2011	10/31/2010	10/31/2009	3/28/08[1] TO 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.09	$10.21	$8.90	$7.82	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.12	0.07	0.13	0.11	0.01
Net realized and unrealized gain (loss) on underlying series	0.39	0.28	1.35	1.14	(2.19)

Total from investment operations	0.51	0.35	1.48	1.25	(2.18)

Less distributions to shareholders:
From net investment income	(0.14)	(0.17)	(0.14)	(0.17)	—
From net realized gain on investments	(0.71)	(0.30)	(0.03)	—	—

Total distributions to shareholders	(0.85)	(0.47)	(0.17)	(0.17)	—

Net asset value - End of period	$9.75	$10.09	$10.21	$8.90	$7.82

Net assets - End of period (000’s omitted)	$34,706	$20,249	$2,932	$1,316	$12,591 [3]

Total return[4]	5.96%	3.47%	16.76%	16.56%	(21.80%)
Ratios (to average net assets)/
Supplemental Data:
Expenses*	0.05%[5,6]	0.05%[7]	0.05%[9]	0.05%[10]	0.05%[5,10]
Net investment income	2.44%[5]	0.74%	1.34%	1.37%	0.16%[5]
Series portfolio turnover[11]	22%	40%	15%	9%	—%[12]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.09%[5,6]	0.12%[7]	0.22%[9]	6.18%[10]	14,979%[5,10,13]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents the whole number without rounding to the 000’s.

4Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

5Annualized.

6Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.83%.

7Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratios of the underlying series were 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.84% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

8During the year ended October 31, 2010, due to the timing of the renewal of the Series’ distribution plan under Rule 12b-1, the Series incurred approximately 11 months of distribution expense. The expense ratio would have been higher and the net investment income ratio and total return would have been lower had the Series incurred a full year of distribution expense.

9Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratios of the underlying series were 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.85% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

10Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.85%.

11Reflects activity of the Series and does not include the activity of the underlying series.

12Less than 1%.

13The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

17

Financial Highlights

TARGET 2040 SERIES CLASS K	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED			FOR THE PERIOD
	4/30/12 (UNAUDITED)	10/31/2011	10/31/2010	10/31/2009	3/28/08[1] TO 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.10	$10.20	$8.79	$7.58	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.05	0.09	0.04	— [3]	0.02
Net realized and unrealized gain (loss) on underlying series	0.59	(0.02)	1.46	1.36	(2.44)

Total from investment operations	0.64	0.07	1.50	1.36	(2.42)

Less distributions to shareholders:
From net investment income	(0.06)	(0.08)	(0.06)	(0.15)	—
From net realized gain on investments	(0.54)	(0.09)	(0.03)	—	—

Total distributions to shareholders	(0.60)	(0.17)	(0.09)	(0.15)	—

Net asset value - End of period	$10.14	$10.10	$10.20	$8.79	$7.58

Net assets - End of period (000’s omitted)	$41,140	$39,853	$42,417	$12,880	$76 [4]

Total return[5]	7.16%	0.70%	17.10%	18.60%	(24.20%)
Ratios (to average net assets)/
Supplemental Data:
Expenses*	0.30%[6,7]	0.30%[8]	0.29%[7,9]	0.30%[7]	0.30%[6,7]
Net investment income	0.94%[6]	0.88%	0.43%	0.05%	0.40%[6]
Series portfolio turnover[10]	1%	19%	4%	7%	—%[11]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.15%[6,7]	0.17%[8]	0.32%[7]	2.10%[7]	28,865%[6,7,12]

TARGET 2040 SERIES CLASS R	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED			FOR THE PERIOD
	4/30/12 (UNAUDITED)	10/31/2011	10/31/2010	10/31/2009	3/28/08[1] TO 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.04	$10.14	$8.76	$7.58	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.03	0.05	0.04	(0.02)	0.01
Net realized and unrealized gain (loss) on underlying series	0.59	— [3]	1.43	1.35	(2.43)

Total from investment operations	0.62	0.05	1.47	1.33	(2.42)

Less distributions to shareholders:
From net investment income	(0.05)	(0.06)	(0.06)	(0.15)	—
From net realized gain on investments	(0.54)	(0.09)	(0.03)	—	—

Total distributions to shareholders	(0.59)	(0.15)	(0.09)	(0.15)	—

Net asset value - End of period	$10.07	$10.04	$10.14	$8.76	$7.58

Net assets - End of period (000’s omitted)	$14,624	$11,475	$8,168	$504	$76 [4]

Total return[5]	6.97%	0.50%	16.85%	18.21%	(24.20%)
Ratios (to average net assets)/
Supplemental Data:
Expenses*	0.55%[6,7]	0.55%[8]	0.52%[7,9]	0.55%[7]	0.55%[6,7]
Net investment income (loss)	0.65%[6]	0.52%	0.40%	(0.21%)	0.14%[6]
Series portfolio turnover[10]	1%	19%	4%	7%	—%[11]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.15%[6,7]	0.17%[8]	0.31%[7]	16.27%[7]	28,865%[6,7,12]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Less than $0.01.

4Represents the whole number without rounding to the 000’s.

5Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

6Annualized.

7Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.85%.

8Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.84%.

9During the year ended October 31, 2010, due to the timing of the renewal of the Series’ distribution plan under Rule 12b-1, the Series incurred approximately 11 months of distribution expense. The expense ratio would have been higher and the net investment income ratio and total return would have been lower had the Series incurred a full year of distribution expense.

10Reflects activity of the Series and does not include the activity of the underlying series.

11Less than 1%.

12The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

18

Financial Highlights

TARGET 2040 SERIES CLASS C	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED			FOR THE PERIOD
	4/30/12 (UNAUDITED)	10/31/2011	10/31/2010	10/31/2009	3/28/08[1] TO 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.94	$10.06	$8.70	$7.55	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.01	0.01	(0.01)	(0.06)	(0.02)
Net realized and unrealized gain (loss) on underlying series	0.58	(0.01)	1.43	1.36	(2.43)

Total from investment operations	0.59	—	1.42	1.30	(2.45)

Less distributions to shareholders:
From net investment income	(0.02)	(0.03)	(0.03)	(0.15)	—
From net realized gain on investments	(0.54)	(0.09)	(0.03)	—	—

Total distributions to shareholders	(0.56)	(0.12)	(0.06)	(0.15)	—

Net asset value - End of period	$9.97	$9.94	$10.06	$8.70	$7.55

Net assets - End of period (000’s omitted)	$950	$913	$875	$440	$75 [3]

Total return[4]	6.69%	(0.01%)	16.32%	17.88%	(24.50%)
Ratios (to average net assets)/
Supplemental Data:
Expenses*	1.05%[5,6]	1.05%[7]	0.99%[6,8]	1.05%[6]	1.05%[5,6]
Net investment income (loss)	0.23%[5]	0.09%	(0.12%)	(0.65%)	(0.36%)[5]
Series portfolio turnover[9]	1%	19%	4%	7%	—%[10]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.15%[5,6]	0.17%[7]	0.37%[6]	15.19%[6]	28,898%[5,6,11]

TARGET 2040 SERIES CLASS I	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED			FOR THE PERIOD
	4/30/12 (UNAUDITED)	10/31/2011	10/31/2010	10/31/2009	3/28/08[1] TO 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.16	$10.26	$8.83	$7.60	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.06	0.04	0.08	0.07	— [12]
Net realized and unrealized gain (loss) on underlying series	0.59	0.06	1.46	1.32	(2.40)

Total from investment operations	0.65	0.10	1.54	1.39	(2.40)

Less distributions to shareholders:
From net investment income	(0.08)	(0.11)	(0.08)	(0.16)	—
From net realized gain on investments	(0.54)	(0.09)	(0.03)	—	—

Total distributions to shareholders	(0.62)	(0.20)	(0.11)	(0.16)	—

Net asset value - End of period	$10.19	$10.16	$10.26	$8.83	$7.60

Net assets - End of period (000’s omitted)	$18,966	$11,298	$1,066	$428	$28,539 [3]

Total return[4]	7.19%	0.93%	17.52%	18.86%	(24.00%)
Ratios (to average net assets)/
Supplemental Data:
Expenses*	0.05%[5,6]	0.05%[7]	0.05%[6]	0.05%[6]	0.05%[5,6]
Net investment income (loss)	1.17%[5]	0.35%	0.84%	0.93%	(0.04%)[5]
Series portfolio turnover[9]	1%	19%	4%	7%	—%[10]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.15%[5,6]	0.18%[7]	0.36%[6]	18.65%[6]	767%[5,6,11]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents the whole number without rounding to the 000’s.

4Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

5Annualized.

6Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.85%.

7Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.84%.

8During the year ended October 31, 2010, due to the timing of the renewal of the Series’ distribution plan under Rule 12b-1, the Series incurred approximately 11 months of distribution expense. The expense ratio would have been higher and the net investment income ratio and total return would have been lower had the Series incurred a full year of distribution expense.

9Reflects activity of the Series and does not include the activity of the underlying series.

10Less than 1%.

11The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

12Less than $0.01.

The accompanying notes are an integral part of the financial statements.

19

Financial Highlights

TARGET 2050 SERIES CLASS K	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED			FOR THE PERIOD
	4/30/12 (UNAUDITED)	10/31/2011	10/31/2010	10/31/2009	3/28/08[1] TO 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.20	$10.22	$8.85	$7.58	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.05	0.09	0.03	(0.02)	0.02
Net realized and unrealized gain (loss) on underlying series	0.64	(0.01)	1.48	1.52	(2.44)

Total from investment operations	0.69	0.08	1.51	1.50	(2.42)

Less distributions to shareholders:
From net investment income	(0.07)	(0.08)	(0.06)	(0.23)	—
From net realized gain on investments	(0.19)	(0.02)	(0.08)	—	—

Total distributions to shareholders	(0.26)	(0.10)	(0.14)	(0.23)	—

Net asset value - End of period	$10.63	$10.20	$10.22	$8.85	$7.58

Net assets - End of period (000’s omitted)	$21,630	$18,293	$15,242	$1,047	$76 [3]

Total return[4]	7.09%	0.76%	17.16%	20.71%	(24.20%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%[5,6]	0.30%[7]	0.30%[6,8]	0.30%[6]	0.30%[5,6]
Net investment income (loss)	0.92%[5]	0.82%	0.28%	(0.24%)	0.40%[5]
Series portfolio turnover[9]	2%	10%	3%	46%	1%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.46%[5,6]	0.54%[7]	1.07%[6]	25.10%[6]	35,232%[5,6,10]
TARGET 2050 SERIES CLASS R	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED			FOR THE PERIOD
	4/30/12 (UNAUDITED)	10/31/2011	10/31/2010	10/31/2009	3/28/08[1] TO 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.14	$10.16	$8.82	$7.58	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.03	0.06	0.03	(0.05)	0.01
Net realized and unrealized gain (loss) on underlying series	0.64	— [11]	1.44	1.52	(2.43)

Total from investment operations	0.67	0.06	1.47	1.47	(2.42)

Less distributions to shareholders:
From net investment income	(0.05)	(0.06)	(0.05)	(0.23)	—
From net realized gain on investments	(0.19)	(0.02)	(0.08)	—	—

Total distributions to shareholders	(0.24)	(0.08)	(0.13)	(0.23)	—

Net asset value - End of period	$10.57	$10.14	$10.16	$8.82	$7.58

Net assets - End of period (000’s omitted)	$3,239	$2,686	$2,154	$601	$76 [3]

Total return[4]	6.96%	0.56%	16.85%	20.31%	(24.20%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.55%[5,6]	0.55%[7]	0.53%[6,8]	0.55%[6]	0.55%[5,6]
Net investment income (loss)	0.63%[5]	0.55%	0.27%	(0.50%)	0.14%[5]
Series portfolio turnover[9]	2%	10%	3%	46%	1%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.46%[5,6]	0.54%[7]	1.44%[6]	242.05%[6]	35,243%[5,6,10]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents the whole number without rounding to the 000’s.

4Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

5Annualized.

6Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.85%.

7Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.84%.

8During the year ended October 31, 2010, due to the timing of the renewal of the Series’ distribution plan under Rule 12b-1, the Series incurred approximately 11 months of distribution expense. The expense ratio would have been higher and the net investment income ratio and total return would have been lower had the Series incurred a full year of distribution expense.

9Reflects activity of the Series and does not include the activity of the underlying series.

10The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

11Less than $0.01.

The accompanying notes are an integral part of the financial statements.

20

Financial Highlights

TARGET 2050 SERIES CLASS C	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED			FOR THE PERIOD
	4/30/12 (UNAUDITED)	10/31/2011	10/31/2010	10/31/2009	3/28/08[1] TO 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.02	$10.08	$8.75	$7.55	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.01	0.01	(0.04)	(0.06)	(0.02)
Net realized and unrealized gain (loss) on underlying series	0.63	(0.01)	1.46	1.49	(2.43)

Total from investment operations	0.64	—	1.42	1.43	(2.45)

Less distributions to shareholders:
From net investment income	(0.03)	(0.04)	(0.01)	(0.23)	—
From net realized gain on investments	(0.19)	(0.02)	(0.08)	—	—

Total distributions to shareholders	(0.22)	(0.06)	(0.09)	(0.23)	—

Net asset value - End of period	$10.44	$10.02	$10.08	$8.75	$7.55

Net assets - End of period (000’s omitted)	$1,050	$948	$843	$99	$75 [3]

Total return[4]	6.65%	(0.06%)	16.34%	19.84%	(24.50%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.05%[5,6]	1.05%[7]	1.02%[6,8]	1.05%[6]	1.05%[5,6]
Net investment income (loss)	0.22%[5]	0.09%	(0.44%)	(0.71%)	(0.36%)[5]
Series portfolio turnover[9]	2%	10%	3%	46%	1%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.46%[5,6]	0.55%[7]	1.23%[6]	73.45%[6]	35,267%[5,6,10]

TARGET 2050 SERIES CLASS I	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED			FOR THE PERIOD
	4/30/12 (UNAUDITED)	10/31/2011	10/31/2010	10/31/2009	3/28/08[1] TO 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.26	$10.28	$8.90	$7.60	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.06	0.03	0.07	0.16	— [11]
Net realized and unrealized gain (loss) on underlying series	0.64	0.08	1.47	1.37	(2.40)

Total from investment operations	0.70	0.11	1.54	1.53	(2.40)

Less distributions to shareholders:
From net investment income	(0.08)	(0.11)	(0.08)	(0.23)	—
From net realized gain on investments	(0.19)	(0.02)	(0.08)	—	—

Total distributions to shareholders	(0.27)	(0.13)	(0.16)	(0.23)	—

Net asset value - End of period	$10.69	$10.26	$10.28	$8.90	$7.60

Net assets - End of period (000’s omitted)	$3,420	$2,121	$129	$79	$17,863 [3]

Total return[4]	7.20%	0.98%	17.40%	21.07%	(24.00%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%[5,6]	0.05%[7]	0.05%[6]	0.05%[6]	0.05%[5,6]
Net investment income (loss)	1.08%[5]	0.25%	0.76%	2.07%	(0.03%)[5]
Series portfolio turnover[9]	2%	10%	3%	46%	1%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.46%[5,6]	0.57%[7]	1.90%[6]	141.53%[6]	1,903%[5,6,10]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents the whole number without rounding to the 000’s.

4Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

5Annualized.

6Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.85%.

7Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.84%.

8During the year ended October 31, 2010, due to the timing of the renewal of the Series’ distribution plan under Rule 12b-1, the Series incurred approximately 11 months of distribution expense. The expense ratio would have been higher and the net investment income ratio and total return would have been lower had the Series incurred a full year of distribution expense.

9Reflects activity of the Series and does not include the activity of the underlying series.

10The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

11Less than $0.01.

The accompanying notes are an integral part of the financial statements.

21

Notes to Financial Statements

(unaudited)

1.	Organization

Target Income Series, Target 2010 Series, Target 2020 Series, Target 2030 Series, Target 2040 Series and Target 2050 Series (each the “Series”) are no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

Each Series seeks to achieve its investment objectives by investing in a combination of other Manning & Napier mutual funds (the “underlying series”) in order to meet its target asset allocations and investment style. The Series are designed to provide a single investment portfolio that adjusts over time to meet the changing risk and return objectives of investors over their expected investment horizon. As the target retirement date approaches, the Series’ portfolio becomes more conservative with a larger fixed-income investment component. The financial statements of the underlying series should be read in conjunction with the Series’ financial statements.

Each Series is authorized to issue four classes of shares (Class K, R, C and I). Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of each Series are offered to investors and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15.0 billion shares of common stock each having a par value of $0.01. As of April 30, 2012, 9.8 billion shares have been designated in total among 41 series, of which 10 million have been designated in each of the Series for Class C common stock, 40 million have been designated in each of the Series for Class K and R common stock and 100 million have been designated in each of the Series for Class I common stock.

2.	Significant Accounting Policies

Security Valuation

Investments in the underlying series are valued at their net asset value per share on valuation date. In the absence of the availability of a net asset value per share on the underlying series, security valuations may be determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measure fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Board. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level on any input both

22

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2012 in valuing the Series’ assets or liabilities carried at fair value:

	TARGET INCOME SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$55,384,766	$55,384,766	$—	$—

Total assets:	$55,384,766	$55,384,766	$—	$—

	TARGET 2010 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$42,840,838	$42,840,838	$—	$—

Total assets:	$42,840,838	$42,840,838	$—	$—

	TARGET 2020 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$117,190,647	$117,190,647	$—	$—

Total assets:	$117,190,647	$117,190,647	$—	$—

	TARGET 2030 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$111,099,857	$111,099,857	$—	$—

Total assets:	$111,099,857	$111,099,857	$—	$—

	TARGET 2040 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$75,692,710	$75,692,710	$—	$—

Total assets:	$75,692,710	$75,692,710	$—	$—

	TARGET 2050 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$29,339,220	$29,339,220	$—	$—

Total assets:	$29,339,220	$29,339,220	$—	$—

There were no Level 2 or Level 3 securities held by any of the Series as of October 31, 2011 or April 30, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended April 30, 2012.

Recent Accounting Standard

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-04, “Fair Value Measurements (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S.

23

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Recent Accounting Standard (continued)

GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes certain principles related to measuring fair value, and requires additional disclosures about fair value measurements.

Required disclosures are expanded under the new guidance, especially for fair value measurements that are categorized within Level 3 of the fair value hierarchy, for which quantitative information about the unobservable inputs used, and a narrative description of the valuation processes in place and sensitivity of recurring Level 3 measurements to changes in unobservable inputs will be required.

ASU 2011-04 is effective for annual periods beginning after December 15, 2011 and is to be applied prospectively. Management is currently assessing the impact of this guidance, but does not expect it to have a material impact on the Series’ financial statements.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Income and capital gains distributions from the Underlying Series, if any, are recorded on the ex-dividend date.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Expenses included in the accompanying statements of operations do not include any expense of the underlying series.

Income, expenses (other than class specific expenses), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

The Series use the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

Each Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series are not subject to federal income tax or excise tax to the extent that each Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2012, the Series have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series file income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2008 through October 31, 2011. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/ repatriation transactions for foreign jurisdictions in which they invest, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

24

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Distributions of Income and Gains

Distributions to shareholders of net investment income are made semi-annually. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of a Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Advisor does not receive an advisory fee for the services it performs for the Series. However, the Advisor is entitled to receive an advisory fee from each of the underlying series in which the Series invest.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least February 28, 2020, to limit each class’ total direct annual fund operating expenses for the Series at no more than 0.05% for each class, exclusive of distribution and service fees, of average daily net assets each year. The Advisor’s agreement to limit each class’ operating expenses is limited to direct operating expenses and, therefore, does not apply to the indirect expenses incurred by the Series through their investments in the underlying series. For the six months ended April 30, 2012, the Advisor reimbursed expenses of $52,915 for Target Income Series, $55,708 for Target 2010 Series, $44,130 for Target 2020 Series, $44,999 for Target 2030 Series, $50,357 for Target 2040 Series and $58,720 for Target 2050 Series, which is included as a reduction of expenses on the Statements of Operations. The Advisor is not eligible to recoup any expenses that have been reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. Each Series compensates the distributor for distributing and servicing the Series’ Class K, Class R and Class C shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, each Series pays distribution and services fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class K shares, 0.50% of average daily net assets attributable to Class R shares, and 1.00% of average daily net assets attributable to Class C shares. There are no distribution and services fees on the Class I shares of each Series. The fees are accrued daily and paid monthly.

25

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The fee rates for these Series are as follows: An annual fee related to fund accounting and administration of 0.0025% of the average daily net assets with an annual base fee of $40,500 per series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain cusip-based and out-of-pocket expenses are charged.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2012, purchases and sales of underlying series were as follows:

SERIES	PURCHASES	SALES
Target Income Series	$8,640,942	$4,447,062
Target 2010 Series	$12,001,867	$9,837,668
Target 2020 Series	$26,992,707	$12,253,457
Target 2030 Series	$36,690,954	$22,465,488
Target 2040 Series	$8,630,024	$1,018,838
Target 2050 Series	$4,106,825	$560,760

5.	Investments in Affiliated Issuers

A summary of the Series’ transactions in the shares of affiliated issuers during the six months ended April 30, 2012 is set forth below:

TARGET INCOME SERIES	VALUE AT 10/31/11	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/12	SHARES HELD AT 4/30/12	DIVIDEND INCOME 10/31/11 THROUGH 4/30/12	DISTRIBUTIONS AND NET REALIZED GAIN 10/31/11 THROUGH 4/30/12
Manning & Napier Pro-Blend® Conservative Term Series - Class I	$50,760,195	$8,640,942	$4,447,062	$55,384,766	5,128,219	$783,195	$1,608,968

	$50,760,195	$8,640,942	$4,447,062	$55,384,766		$783,195	$1,608,968

TARGET 2010 SERIES	VALUE AT 10/31/11	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/12	SHARES HELD AT 4/30/12	DIVIDEND INCOME 10/31/11 THROUGH 4/30/12	DISTRIBUTIONS AND NET REALIZED GAIN 10/31/11 THROUGH 4/30/12
Manning & Napier Pro-Blend® Moderate Term Series - Class I	$32,326,819	$3,071,906	$9,177,892	$25,966,143	2,468,265	$458,631	$1,323,815
Manning & Napier Pro-Blend® Conservative Term Series - Class I	8,228,390	8,929,961	659,776	16,874,695	1,562,472	128,105	167,963

	$40,555,209	$12,001,867	$9,837,668	$42,840,838		$586,736	$1,491,778

26

Notes to Financial Statements (continued)

(unaudited)

5.	Investments in Affiliated Issuers (continued)

TARGET 2020 SERIES	VALUE AT 10/31/11	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/12	SHARES HELD AT 4/30/12	DIVIDEND INCOME 10/31/11 THROUGH 4/30/12	DISTRIBUTIONS AND NET REALIZED GAIN 10/31/11 THROUGH 4/30/12
Manning & Napier Pro-Blend® Extended Term Series - Class I	$60,936,279	$9,506,736	$11,136,840	$58,927,451	5,698,980	$884,447	$3,044,052
Manning & Napier Pro-Blend® Moderate Term Series - Class I	40,924,421	17,485,971	1,116,617	58,263,196	5,538,327	593,432	1,558,258

	$101,860,700	$26,992,707	$12,253,457	$117,190,647		$1,477,879	$4,602,310

TARGET 2030 SERIES	VALUE AT 10/31/11	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/12	SHARES HELD AT 4/30/12	DIVIDEND INCOME 10/31/11 THROUGH 4/30/12	DISTRIBUTIONS AND NET REALIZED GAIN (LOSS) 10/31/11 THROUGH 4/30/12
Manning & Napier Pro-Blend® Maximum Term Series - Class I	$18,521,072	$1,508,720	$19,732,180	$—	—	$121,541	$(1,298)
Manning & Napier Pro-Blend® Extended Term Series - Class I	76,963,499	35,182,234	2,733,308	111,099,857	10,744,667	1,110,744	3,616,667

	$95,484,571	$36,690,954	$22,465,488	$111,099,857		$1,232,285	$3,615,369

TARGET 2040 SERIES	VALUE AT 10/31/11	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/12	SHARES HELD AT 4/30/12	DIVIDEND INCOME 10/31/11 THROUGH 4/30/12	DISTRIBUTIONS AND NET REALIZED GAIN 10/31/11 THROUGH 4/30/12
Manning & Napier Pro-Blend® Maximum Term Series - Class I	$63,575,247	$8,630,024	$1,018,838	$75,692,710	7,021,587	$419,707	$185,661

	$63,575,247	$8,630,024	$1,018,838	$75,692,710		$419,707	$185,661

TARGET 2050 SERIES	VALUE AT 10/31/11	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/12	SHARES HELD AT 4/30/12	DIVIDEND INCOME 10/31/11 THROUGH 4/30/12	DISTRIBUTIONS AND NET REALIZED GAIN 10/31/11 THROUGH 4/30/12
Manning & Napier Pro-Blend® Maximum Term Series - Class I	$24,069,850	$4,106,825	$560,760	$29,339,220	2,721,635	$157,899	$34,374

	$24,069,850	$4,106,825	$560,760	$29,339,220		$157,899	$34,374

27

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions

Transactions in Class K, Class R, Class C and Class I shares:

TARGET INCOME SERIES:	FOR THE SIX MONTHS ENDED 4/30/12		FOR THE YEAR ENDED 10/31/11		FOR THE SIX MONTHS ENDED 4/30/12		FOR THE YEAR ENDED 10/31/11
	CLASS K		CLASS K		CLASS R		CLASS R
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	203,677	$2,127,553	362,556	$3,910,102	309,573	$3,173,471	44,775	$479,118
Reinvested	249,626	2,513,730	182,292	1,912,025	3,638	36,345	1,095	11,394
Repurchased	(377,166)	(4,023,535)	(684,328)	(7,414,278)	(12,266)	(127,885)	(26,311)	(283,256)

Total	76,137	$617,748	(139,480)	$(1,592,151)	300,945	$3,081,931	19,559	$207,256

TARGET INCOME SERIES:	FOR THE SIX MONTHS ENDED 4/30/12		FOR THE YEAR ENDED 10/31/11		FOR THE SIX MONTHS ENDED 4/30/12		FOR THE YEAR ENDED 10/31/11
	CLASS C		CLASS C		CLASS I		CLASS I
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	855	$8,800	25,545	$271,238	257,127	$2,755,817	393,080	$4,289,430
Reinvested	6,914	68,591	3,384	34,894	29,671	299,677	1,499	15,852
Repurchased	(36,783)	(374,210)	(5,620)	(59,932)	(91,257)	(979,118)	(48,088)	(516,123)

Total	(29,014)	$(296,819)	23,309	$246,200	195,541	$2,076,376	346,491	$3,789,159

TARGET 2010 SERIES:	FOR THE SIX MONTHS ENDED 4/30/12		FOR THE YEAR ENDED 10/31/11		FOR THE SIX MONTHS ENDED 4/30/12		FOR THE YEAR ENDED 10/31/11
	CLASS K		CLASS K		CLASS R		CLASS R
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	121,119	$1,181,922	310,020	$3,277,958	98,121	$957,118	282,494	$2,963,932
Reinvested	269,914	2,467,020	97,770	1,009,250	60,694	550,492	12,839	131,556
Repurchased	(240,866)	(2,452,224)	(790,894)	(8,561,266)	(41,053)	(405,746)	(175,273)	(1,841,204)

Total	150,167	$1,196,718	(383,104)	$(4,274,058)	117,762	$1,101,864	120,060	$1,254,284

TARGET 2010 SERIES:	FOR THE SIX MONTHS ENDED 4/30/12		FOR THE YEAR ENDED 10/31/11		FOR THE SIX MONTHS ENDED 4/30/12		FOR THE YEAR ENDED 10/31/11
	CLASS C		CLASS C		CLASS I		CLASS I
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	3,361	$32,141	49,120	$518,688	259,545	$2,635,857	957,674	$10,313,222
Reinvested	20,323	184,127	6,272	63,974	135,207	1,239,852	5,512	57,166
Repurchased	(56,883)	(554,503)	(75,224)	(789,515)	(104,705)	(1,037,423)	(160,530)	(1,697,468)

Total	(33,199)	$(338,235)	(19,832)	$(206,853)	290,047	$2,838,286	802,656	$8,672,920

TARGET 2020 SERIES:	FOR THE SIX MONTHS ENDED 4/30/12		FOR THE YEAR ENDED 10/31/11		FOR THE SIX MONTHS ENDED 4/30/12		FOR THE YEAR ENDED 10/31/11
	CLASS K		CLASS K		CLASS R		CLASS R
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	588,285	$5,617,347	1,675,922	$17,119,288	542,541	$5,106,643	595,012	$6,051,043
Reinvested	483,844	4,311,050	338,950	3,377,391	164,435	1,450,323	65,420	645,605
Repurchased	(1,039,275)	(10,392,263)	(2,707,061)	(28,217,949)	(154,337)	(1,468,254)	(247,831)	(2,501,394)

Total	32,854	$(463,866)	(692,189)	$(7,721,270)	552,639	$5,088,712	412,601	$4,195,254

28

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions (continued)

TARGET 2020 SERIES:	FOR THE SIX MONTHS ENDED 4/30/12		FOR THE YEAR ENDED 10/31/11		FOR THE SIX MONTHS ENDED 4/30/12		FOR THE YEAR ENDED 10/31/11
	CLASS C		CLASS C		CLASS I		CLASS I
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	39,731	$377,220	145,377	$1,473,638	1,199,777	$11,964,209	2,300,696	$24,268,461
Reinvested	40,152	353,734	19,531	192,191	331,450	2,959,845	21,490	215,042
Repurchased	(47,372)	(440,262)	(121,172)	(1,213,890)	(156,673)	(1,521,818)	(170,809)	(1,740,310)

Total	32,511	$290,692	43,736	$451,939	1,374,554	$13,402,236	2,151,377	$22,743,193

TARGET 2030 SERIES:	FOR THE SIX MONTHS ENDED 4/30/12		FOR THE YEAR ENDED 10/31/11		FOR THE SIX MONTHS ENDED 4/30/12		FOR THE YEAR ENDED 10/31/11
	CLASS K		CLASS K		CLASS R		CLASS R
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	589,881	$5,548,421	1,386,806	$14,122,320	418,649	$3,922,396	364,895	$3,702,652
Reinvested	512,881	4,518,479	304,172	3,037,140	90,890	795,284	31,015	307,921
Repurchased	(1,198,969)	(11,928,419)	(1,889,426)	(19,955,578)	(68,404)	(650,027)	(177,715)	(1,812,551)

Total	(96,207)	$(1,861,519)	(198,448)	$(2,796,118)	441,135	$4,067,653	218,195	$2,198,022

TARGET 2030 SERIES:	FOR THE SIX MONTHS ENDED 4/30/12		FOR THE YEAR ENDED 10/31/11		FOR THE SIX MONTHS ENDED 4/30/12		FOR THE YEAR ENDED 10/31/11
	CLASS C		CLASS C		CLASS I		CLASS I
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	26,975	$256,062	52,873	$542,800	1,452,313	$14,367,620	1,840,303	$19,567,214
Reinvested	23,301	203,186	9,025	89,165	287,907	2,550,862	14,752	148,301
Repurchased	(1,488)	(14,260)	(29,974)	(296,887)	(185,745)	(1,780,738)	(136,151)	(1,397,422)

Total	48,788	$444,988	31,924	$335,078	1,554,475	$15,137,744	1,718,904	$18,318,093

TARGET 2040 SERIES:	FOR THE SIX MONTHS ENDED 4/30/12		FOR THE YEAR ENDED 10/31/11		FOR THE SIX MONTHS ENDED 4/30/12		FOR THE YEAR ENDED 10/31/11
	CLASS K		CLASS K		CLASS R		CLASS R
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	368,981	$3,618,146	856,765	$8,988,768	350,357	$3,424,543	509,743	$5,324,802
Reinvested	241,379	2,169,997	73,655	769,848	79,798	713,396	13,209	137,125
Repurchased	(496,507)	(4,993,642)	(1,142,322)	(12,527,615)	(120,670)	(1,182,237)	(184,893)	(1,905,669)

Total	113,853	$794,501	(211,902)	$(2,768,999)	309,485	$2,955,702	338,059	$3,556,258

TARGET 2040 SERIES:	FOR THE SIX MONTHS ENDED 4/30/12		FOR THE YEAR ENDED 10/31/11		FOR THE SIX MONTHS ENDED 4/30/12		FOR THE YEAR ENDED 10/31/11
	CLASS C		CLASS C		CLASS I		CLASS I
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	3,561	$34,759	16,846	$177,697	771,433	$7,744,036	1,065,270	$11,761,116
Reinvested	5,069	44,909	972	10,017	104,428	942,986	2,453	25,804
Repurchased	(5,115)	(49,170)	(12,994)	(140,032)	(127,088)	(1,270,555)	(59,387)	(607,022)

Total	3,515	$30,498	4,824	$47,682	748,773	$7,416,467	1,008,336	$11,179,898

29

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions (continued)

TARGET 2050 SERIES:	FOR THE SIX MONTHS ENDED 4/30/12		FOR THE YEAR ENDED 10/31/11		FOR THE SIX MONTHS ENDED 4/30/12		FOR THE YEAR ENDED 10/31/11
	CLASS K		CLASS K		CLASS R		CLASS R
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	259,052	$2,645,760	500,328	$5,260,037	80,677	$821,204	97,759	$1,032,883
Reinvested	49,591	467,150	15,172	160,264	6,487	60,850	1,712	17,956
Repurchased	(67,123)	(683,516)	(212,628)	(2,326,688)	(45,687)	(457,795)	(46,362)	(491,564)

Total	241,520	$2,429,394	302,872	$3,093,613	41,477	$424,259	53,109	$559,275

TARGET 2050 SERIES:	FOR THE SIX MONTHS ENDED 4/30/12		FOR THE YEAR ENDED 10/31/11		FOR THE SIX MONTHS ENDED 4/30/12		FOR THE YEAR ENDED 10/31/11
	CLASS C		CLASS C		CLASS I		CLASS I
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	6,236	$64,077	20,449	$208,493	120,959	$1,242,352	204,951	$2,262,297
Reinvested	2,119	19,686	470	4,883	6,965	65,957	186	1,982
Repurchased	(2,443)	(25,267)	(9,960)	(108,643)	(14,800)	(152,911)	(10,896)	(115,051)

Total	5,912	$58,496	10,959	$104,733	113,124	$1,155,398	194,241	$2,149,228

At April 30, 2012, one omnibus account owned the following in Target Income Series and Target 2050 Series and three omnibus accounts owned the following in Target 2010 Series, Target 2020 Series, Target 2030 Series and Target 2040 Series:

SERIES	SHARES OWNED	PERCENTAGE OF SERIES SHARES OUTSTANDING	VALUE
Target Income Series	3,745,936	71.8%	$39,781,845
Target 2010 Series	2,618,906	60.0%	25,738,838
Target 2020 Series	6,099,304	50.6%	59,400,551
Target 2030 Series	6,571,019	57.3%	63,716,072
Target 2040 Series	4,247,403	56.9%	43,114,186
Target 2050 Series	1,755,879	63.6%	18,664,991

Investment activities of these shareholders may have a material effect on the Series.

7.	Financial Instruments

The underlying Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The underlying Series may be subject to various elements of risk which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms, liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s) and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2012.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Each Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution

30

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information (continued)

(or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions for the year ended October 31, 2011 were as follows:

	TARGET	TARGET	TARGET	TARGET	TARGET	TARGET
	INCOME	2010	2020	2030	2040	2050
	SERIES	SERIES	SERIES	SERIES	SERIES	SERIES
Ordinary income	$1,599,338	$601,589	$1,631,943	$3,092,457	$518,465	$179,306
Long-term capital gain	$384,742	$664,538	$2,798,828	$490,387	$425,201	$5,994

At April 30, 2012, the tax basis of components of distributable earnings and the net unrealized appreciation based on the identified cost for federal income tax purposes were as follows:

	TARGET	TARGET	TARGET	TARGET	TARGET	TARGET
	INCOME	2010	2020	2030	2040	2050
	SERIES	SERIES	SERIES	SERIES	SERIES	SERIES
Cost for federal income tax purposes	$50,157,233	$41,793,611	$114,815,332	$107,800,029	$69,615,783	$26,992,536
Unrealized appreciation	$5,229,672	$1,048,651	$2,377,897	$3,299,889	$6,076,927	$2,346,989
Unrealized depreciation	(2,139)	(1,424)	(2,582)	(61)	—	(305)

Net unrealized appreciation	$5,227,533	$1,047,227	$2,375,315	$3,299,828	$6,076,927	$2,346,684

At October 31, 2011, Target 2040 Series and Target 2050 Series had capital loss carryovers of $1,390 and $2,359, respectively, which are subject to limitations under Section 382-384 of the Internal Revenue Code, and are available to the extent allowed by tax law to offset future net capital gains, if any, which will expire on October 31, 2017 for both the Target 2040 Series and Target 2050 Series.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules including the unlimited carryover of future capital losses, which will retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Series were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

31

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 18, 2011, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) was reviewed by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was prepared for and reviewed by the Board.

Representatives of the Advisor attended the meeting and presented additional oral and written information to the Board to assist the Board in its considerations. The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s 2011 Annual Review of the Agreement and the conclusions made by the Directors when determining to continue the Agreement.

•

The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the nature and quality of such services provided under the Agreement in light of the Advisor’s services provided to the Fund for 25 years. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the investment performance of the various Series of the Fund. The investment performance for each Series was reviewed on a cumulative basis since inception and on a one year basis. In addition, annualized performance for the following time periods was considered: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided for each time period. The Board noted that the various Series were competitive against their respective benchmarks and/or peer groups over various time periods, but in particular over the full market cycle period relevant for the Series. In addition, the Board considered at the meeting (and considers on a quarterly basis) a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Fund’s actual performance and comparative performance, especially performance over the current market cycle.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Agreement. In addition, the Board reviewed the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 10 of the 29 active Series of the Fund are currently experiencing expenses above the capped expense ratios. After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense waivers or reimbursements (either contractual or voluntary) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on both a mean and median basis) of similar funds as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the levels of its advisory fee for each Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series, except the Pro-Blend Class R and Class C, and Target Class R and Class C (and a few Class K), are currently below the median and mean for similar funds as listed on Morningstar. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

32

Renewal of Investment Advisory Agreement

(unaudited)

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research products provided by soft dollars. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

•

In addition to the factors described above, the Board considered the Advisor’s personnel, investment strategies, policies and procedures relating to compliance with personal securities transactions, and reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

•

The Board did not consider economies of scale at this time because of the multiple uses of the Fund (for the Advisor’s discretionary investment account clients in addition to direct investors), the current profitability of the Advisor’s services to the Fund under the Agreement, and the overall size of the Fund complex.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

33

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On the Advisor’s web site	http://www.manning-napier.com

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

MNTGT-04/12-SAR

Manning & Napier Fund, Inc.

Semi-Annual Report | April 30, 2012

DIVIDEND FOCUS SERIES
www.manning-napier.com

Dividend Focus Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012, except for Class S Actual, which is from March 1, 2012* to April 30, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 11/1/11*	ENDING ACCOUNT VALUE 4/30/12	EXPENSES PAID DURING PERIOD** 11/1/11-4/30/12	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,011.00	$1.42	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	$4.27	0.85%
Class I
Actual	$1,000.00	$1,089.50	$2.96	0.57%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	$2.87	0.57%

*Class S inception date was March 1, 2012.

**Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period (except for the Series’ Class S Actual return information, which reflects the 61 day period ended April 30, 2012 due to its inception date of March 1, 2012).

1

Dividend Focus Series

Portfolio Composition as of April 30, 2012

(unaudited)

2

Dividend Focus Series

Investment Portfolio - April 30, 2012

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 96.4%

Consumer Discretionary - 6.8%
Auto Components - 0.1%
Magna International, Inc. (Canada)	4,273	$187,286

Distributors - 0.2%
Genuine Parts Co.	3,948	255,751

Hotels, Restaurants & Leisure - 2.0%
McDonald’s Corp.	25,989	2,532,628

Leisure Equipment & Products - 0.2%
Mattel, Inc.	8,460	284,256

Media - 1.6%
The McGraw-Hill Companies, Inc.	7,134	350,779
Omnicom Group, Inc.	6,330	324,792
Pearson plc - ADR (United Kingdom)	19,310	365,731
Thomson Reuters Corp.	21,692	646,855
Viacom, Inc. - Class B	6,357	294,901

		1,983,058

Multiline Retail - 0.7%
Kohl’s Corp.	4,460	223,580
Target Corp.	11,919	690,587

		914,167

Specialty Retail - 2.0%
The Home Depot, Inc.	38,762	2,007,484
Limited Brands, Inc.	7,244	360,027
Staples, Inc.	13,210	203,434

		2,570,945

Total Consumer Discretionary		8,728,091

Consumer Staples - 19.7%
Beverages - 5.6%
The Coca-Cola Co.	58,354	4,453,577
PepsiCo, Inc.	40,247	2,656,302

		7,109,879

Food & Staples Retailing - 3.8%
SYSCO Corp.	15,272	441,361
Walgreen Co.	10,269	360,031
Wal-Mart Stores, Inc.	69,230	4,078,339

		4,879,731

Food Products - 2.6%
Archer-Daniels-Midland Co.	13,156	405,600
Campbell Soup Co.	8,188	277,000
ConAgra Foods, Inc.	7,560	195,199

The accompanying notes are an integral part of the financial statements.

3

Dividend Focus Series

Investment Portfolio - April 30, 2012

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products (continued)
General Mills, Inc.	16,666	$648,141
H.J. Heinz Co.	8,220	438,208
The Hershey Co.	5,769	386,581
The J.M. Smucker Co.	2,925	232,918
Kellogg Co.	9,178	464,131
Sara Lee Corp.	15,108	332,980

		3,380,758

Household Products - 4.1%
Colgate-Palmolive Co.	9,682	957,937
Kimberly-Clark Corp.	10,092	791,919
The Procter & Gamble Co.	55,714	3,545,639

		5,295,495

Personal Products - 0.2%
Avon Products, Inc.	8,535	184,356

Tobacco - 3.4%
Lorillard, Inc.	3,208	434,010
Philip Morris International, Inc.	43,995	3,937,992

		4,372,002

Total Consumer Staples		25,222,221

Energy - 16.0%
Oil, Gas & Consumable Fuels - 16.0%
BP plc - ADR (United Kingdom)	55,336	2,402,136
Chevron Corp.	43,680	4,654,541
ConocoPhillips	32,839	2,352,258
Exxon Mobil Corp.	55,794	4,817,254
Marathon Oil Corp.	8,599	252,295
Occidental Petroleum Corp.	9,649	880,182
Royal Dutch Shell plc - Class A - ADR (Netherlands)	37,783	2,702,996
Sasol Ltd. - ADR (South Africa)	14,842	703,956
Statoil ASA - ADR (Norway)	65,308	1,757,438

Total Energy		20,523,056

Financials - 0.4%
Insurance - 0.4%
Marsh & McLennan Companies, Inc.	14,309	478,636

Health Care - 22.4%
Biotechnology - 0.5%
Amgen, Inc.	9,195	653,856

Health Care Equipment & Supplies - 1.4%
Baxter International, Inc.	12,599	698,111

The accompanying notes are an integral part of the financial statements.

4

Dividend Focus Series

Investment Portfolio - April 30, 2012

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Equipment & Supplies (continued)
Becton, Dickinson and Co.	4,501	$353,103
Medtronic, Inc.	18,331	700,244

		1,751,458

Health Care Providers & Services - 0.2%
Cardinal Health, Inc.	6,283	265,582

Pharmaceuticals - 20.3%
Abbott Laboratories	38,951	2,417,299
AstraZeneca plc - ADR (United Kingdom)	32,795	1,439,702
Bristol-Myers Squibb Co.	43,439	1,449,559
Eli Lilly & Co.	29,659	1,227,586
GlaxoSmithKline plc - ADR (United Kingdom)	64,422	2,978,229
Johnson & Johnson	70,982	4,620,218
Merck & Co., Inc.	74,280	2,914,747
Novartis AG - ADR (Switzerland)	48,101	2,653,732
Pfizer, Inc.	195,862	4,491,116
Sanofi - ADR (France)	48,485	1,851,157

		26,043,345

Total Health Care		28,714,241

Industrials - 12.3%
Aerospace & Defense - 3.9%
The Boeing Co.	12,915	991,872
General Dynamics Corp.	7,669	517,658
Honeywell International, Inc.	17,852	1,082,902
Northrop Grumman Corp.	6,570	415,750
Raytheon Co.	7,402	400,744
United Technologies Corp.	19,146	1,563,079

		4,972,005

Air Freight & Logistics - 1.0%
United Parcel Service, Inc. - Class B	16,840	1,315,878

Commercial Services & Supplies - 0.3%
Waste Management, Inc.	11,736	401,371

Electrical Equipment - 1.7%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	47,711	900,307
Cooper Industries plc (Ireland)	4,224	264,296
Emerson Electric Co.	19,131	1,005,143

		2,169,746

Industrial Conglomerates - 2.9%
3M Co.	18,198	1,626,173

The accompanying notes are an integral part of the financial statements.

5

Dividend Focus Series

Investment Portfolio - April 30, 2012

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Industrial Conglomerates (continued)
Koninklijke Philips Electronics N.V. - NY Shares (Netherlands)	27,668	$553,083
Siemens AG - ADR (Germany)	16,755	1,556,037

		3,735,293

Machinery - 1.5%
Deere & Co.	4,586	377,703
Dover Corp.	4,886	306,157
Eaton Corp.	5,978	288,020
Illinois Tool Works, Inc.	12,435	713,520
Stanley Black & Decker, Inc.	2,889	211,359

		1,896,759

Road & Rail - 1.0%
CSX Corp.	11,758	262,321
Norfolk Southern Corp.	6,075	443,050
Union Pacific Corp.	5,519	620,556

		1,325,927

Total Industrials		15,816,979

Information Technology - 10.7%
Communications Equipment - 0.8%
Nokia Corp. - ADR (Finland)	85,675	312,714
Telefonaktiebolaget LM Ericsson - ADR (Sweden)	73,378	733,413

		1,046,127

Computers & Peripherals - 0.5%
Hewlett-Packard Co.	23,662	585,871

Electronic Equipment, Instruments & Components - 0.4%
Corning, Inc.	18,476	265,131
TE Connectivity Ltd. - ADR (Switzerland)	7,793	284,133

		549,264

IT Services - 1.0%
Accenture plc - Class A (Ireland)	8,104	526,355
Automatic Data Processing, Inc.	12,374	688,242

		1,214,597

Office Electronics - 0.8%
Canon, Inc. - ADR (Japan)	23,630	1,071,857

Semiconductors & Semiconductor Equipment - 3.7%
Analog Devices, Inc.	5,469	213,182
Applied Materials, Inc.	23,854	286,010
Intel Corp.	128,269	3,642,840

The accompanying notes are an integral part of the financial statements.

6

Dividend Focus Series

Investment Portfolio - April 30, 2012

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment (continued)
Linear Technology Corp.	6,183	$202,246
Texas Instruments, Inc.	13,995	447,000

		4,791,278

Software - 3.5%
Microsoft Corp.	138,818	4,444,952

Total Information Technology		13,703,946

Materials - 6.0%
Chemicals - 2.0%
Air Products & Chemicals, Inc.	3,849	329,051
The Dow Chemical Co.	14,201	481,130
E.I. du Pont de Nemours & Co.	23,968	1,281,329
PPG Industries, Inc.	3,897	410,120

		2,501,630

Metals & Mining - 3.8%
ArcelorMittal - NY Shares (Luxembourg)	19,746	342,198
BHP Billiton plc - ADR (United Kingdom)	51,877	3,338,804
Freeport-McMoRan Copper & Gold, Inc.	10,901	417,508
Southern Copper Corp.	15,873	521,904
Teck Resources Ltd. - Class B (Canada)	6,651	248,282

		4,868,696

Paper & Forest Products - 0.2%
International Paper Co.	7,526	250,691

Total Materials		7,621,017

Telecommunication Services - 1.2%
Wireless Telecommunication Services - 1.2%
Mobile Telesystems - ADR (Russia)	12,170	238,045
NTT DoCoMo, Inc. - ADR (Japan)	47,860	819,363
Rogers Communications, Inc. - Class B (Canada)	11,646	434,745

Total Telecommunication Services		1,492,153

Utilities - 0.9%
Electric Utilities - 0.4%
Companhia Energetica de Minas Gerais (CEMIG) - ADR (Brazil)	11,465	282,842
Enersis S.A. - ADR (Chile)	13,850	280,740

		563,582

Multi-Utilities - 0.3%
Public Service Enterprise Group, Inc.	13,456	419,154

The accompanying notes are an integral part of the financial statements.

7

Dividend Focus Series

Investment Portfolio - April 30, 2012

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Utilities (continued)
Water Utilities - 0.2%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) - ADR (Brazil)	2,867	$226,952

Total Utilities		1,209,688

TOTAL COMMON STOCKS (Identified Cost $116,961,892)		123,510,028

SHORT-TERM INVESTMENTS - 3.5%

Dreyfus Cash Management, Inc. - Institutional Shares[1], 0.06% (Identified Cost $4,501,874)	4,501,874	4,501,874

TOTAL INVESTMENTS - 99.9% (Identified Cost $121,463,766)		128,011,902
OTHER ASSETS, LESS LIABILITIES - 0.1%		122,715

NET ASSETS - 100%		$128,134,617

ADR - American Depository Receipt

1 Rate shown is the current yield as of April 30, 2012.

The accompanying notes are an integral part of the financial statements.

8

Dividend Focus Series

Statement of Assets and Liabilities

April 30, 2012 (unaudited)

Investments, at value (identified cost $121,463,766) (Note 2)	$128,011,902
Receivable from investment advisor (Note 3)	640
Receivable from transfer agent (Note 3)	179
Dividends receivable	129,775
Receivable for fund shares sold	97,240
Foreign tax reclaims receivable	4,848

TOTAL ASSETS	128,244,584

LIABILITIES:

Accrued management fees (Note 3)	46,397
Accrued fund accounting and administration fees (Note 3)	12,321
Accrued Chief Compliance Officer service fees (Note 3)	418
Accrued shareholder services fees (Class S) (Note 3)	40
Payable for fund shares repurchased	33,314
Audit fees payable	17,252
Other payables and accrued expenses	225

TOTAL LIABILITIES	109,967

TOTAL NET ASSETS	$128,134,617

NET ASSETS CONSIST OF:

Capital stock	$99,721
Additional paid-in-capital	120,371,319
Undistributed net investment income	321,548
Accumulated net realized gain on investments	793,893
Net unrealized appreciation on investments	6,548,136

TOTAL NET ASSETS	$128,134,617

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($307,830/30,628 shares)	$10.05

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($127,826,787/9,941,445 shares)	$12.86

The accompanying notes are an integral part of the financial statements.

9

Dividend Focus Series

Statement of Operations

For the Six Months Ended April 30, 2012 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $48,068)	$1,674,473

EXPENSES:

Management fees (Note 3)	239,990
Fund accounting and administration fees (Note 3)	23,876
Transfer agent fees (Note 3)	2,015
Chief Compliance Officer service fees (Note 3)	1,246
Directors’ fees (Note 3)	286
Shareholder services fees (Class S)(Note 3)	41
Custodian fees	7,637
Miscellaneous	30,620

Total Expenses	305,711

NET INVESTMENT INCOME	1,368,762

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	845,035
Net change in unrealized appreciation (depreciation) on investments	7,375,831

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	8,220,866

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,589,628

The accompanying notes are an integral part of the financial statements.

10

Dividend Focus Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 4/30/12 (UNAUDITED)	FOR THE YEAR ENDED 10/31/11
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$1,368,762	$523,429
Net realized gain (loss) on investments	845,035	151,167
Net change in unrealized appreciation (depreciation) on investments	7,375,831	(1,016,872)

Net increase (decrease) from operations	9,589,628	(342,276)

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(55)	—
From net investment income (Class I)	(1,199,626)	(387,291)
From net realized gain on investments (Class I)	(185,043)	(280,255)

Total distributions to shareholders	(1,384,724)	(667,546)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	40,901,469	77,394,902

Net increase in net assets	49,106,373	76,385,080

NET ASSETS:

Beginning of period	79,028,244	2,643,164

End of period (including undistributed net investment income of $321,548 and $152,467, respectively)	$128,134,617	$79,028,244

The accompanying notes are an integral part of the financial statements.

11

Dividend Focus Series

Financial Highlights - Class S

FOR THE PERIOD 3/1/2012[1] TO 4/30/12 (UNAUDITED)
Per share data (for a share outstanding throughout the period):
Net asset value - Beginning of period	$10.00

Income (loss) from investment operations:
Net investment income[2]	— [3]
Net realized and unrealized gain (loss) on investments	0.11

Total from investment operations	0.11

Less distributions to shareholders:
From net investment income	(0.06)

Net asset value - End of period	$10.05

Net assets - End of period(000’s omitted)	$308

Total return[4]	1.10%
Ratios (to average net assets)/Supplemental Data:
Expenses	0.85%[5]
Net investment income	0.29%[5]
Portfolio turnover	17%

1 Commencement of operations.

2 Calculated based on average shares outstanding during the period.

3 Less than $0.01 per share.

4 Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

5 Annualized.

The accompanying notes are an integral part of the financial statements.

12

Dividend Focus Series

Financial Highlights - Class I*

	FOR THE SIX MONTHS ENDED 4/30/12 (UNAUDITED)	FOR THE YEAR ENDED 10/31/11	FOR THE YEAR ENDED 10/31/10	FOR THE PERIOD 11/7/08[1] TO 10/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.96	$12.41	$11.38	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.16	0.27	0.36	0.34
Net realized and unrealized gain (loss) on investments	0.90	0.88	1.02	1.22

Total from investment operations	1.06	1.15	1.38	1.56

Less distributions to shareholders:
From net investment income	(0.14)	(0.30)	(0.35)	(0.18)
From net realized gain on investments	(0.02)	(1.30)	— [3]	—

Total distributions to shareholders	(0.16)	(1.60)	(0.35)	(0.18)

Net asset value - End of period	$12.86	$11.96	$12.41	$11.38

Net assets - End of period(000’s omitted)	$127,827	$79,028	$2,643	$2,044

Total return[4]	8.95%	10.17%	12.32%	15.81%
Ratios (to average net assets)/Supplemental Data:
Expenses**	0.57%[5]	0.60%	0.60%	0.60%[5]
Net investment income	2.57%[5]	2.41%	2.99%	3.33%[5]
Portfolio turnover	17%	8%	73%	28%

* Effective March 1, 2012, the shares of the Series have been designated as Class I.

** For certain periods presented, the investment advisor did not impose all or a portion of its management fees and/or other fees. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amount:

	N/A	0.45%	5.01%	6.21%[5]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Less than $0.01 per share.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.

5Annualized.

The accompanying notes are an integral part of the financial statements.

13

Dividend Focus Series

Notes to Financial Statements

(unaudited)

1.	Organization

Dividend Focus Series (the “Series”) is a no-load non-diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide competitive returns consistent with the broad equity market while providing a level of capital protection during market downturns through a passive quantitative investment approach.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. Effective March 1, 2012, Class A shares of the Series have been redesignated as Class I Shares and the Series issued Class S Shares. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2012, 9.8 billion shares have been designated in total among 41 series, of which 100 million have been designated as Dividend Focus Series Class I common stock and 100 million have been designated as Dividend Focus Series Class S common stock.

2.	Significant Accounting Policies

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2012 in valuing the Series’ assets or liabilities carried at fair value:

14

Dividend Focus Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity Securities*:
Consumer Discretionary	$8,728,091	$8,728,091	$—	$—
Consumer Staples	25,222,221	25,222,221	—	—
Energy	20,523,056	20,523,056	—	—
Financials	478,636	478,636	—	—
Health Care	28,714,241	28,714,241	—	—
Industrials	15,816,979	15,816,979	—	—
Information Technology	13,703,946	13,703,946	—	—
Materials	7,621,017	7,621,017	—	—
Telecommunication Services	1,492,153	1,492,153	—	—
Utilities	1,209,688	1,209,688	—	—
Mutual Funds	4,501,874	4,501,874	—	—

Total assets	$128,011,902	$128,011,902	$—	$—

* Includes common stock, warrants and rights.

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2011 or April 30, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended April 30, 2012.

Recent Accounting Standard

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-04, “Fair Value Measurements (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes certain principles related to measuring fair value, and requires additional disclosures about fair value measurements.

Required disclosures are expanded under the new guidance, especially for fair value measurements that are categorized within Level 3 of the fair value hierarchy, for which quantitative information about the unobservable inputs used, and a narrative description of the valuation processes in place and sensitivity of recurring Level 3 measurements to changes in unobservable inputs will be required.

ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011 and is to be applied prospectively. Management is currently assessing the impact of this guidance, but does not expect it to have a material impact on the Series’ financial statements.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

15

Dividend Focus Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2012, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the period ended October 31, 2009 and the years ended October 31, 2010 through October 31, 2011. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and

16

Dividend Focus Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Other (continued)

the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.45% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended.

Effective March 1, 2012, Class A shares of the Series have been redesignated as Class I shares and the Series issued Class S shares. The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Fund’s Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of Class S. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

In conjunction with the Agreement, the Advisor has contractually agreed, until at least February 28, 2013, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 0.60% of average daily net assets each year. For the six months ended April 30, 2012, the Advisor did not waive fees or reimburse expenses for the Series. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series); plus a base fee of $25,500 per series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2012, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $54,790,224 and $16,969,379, respectively. There were no purchases or sales of U.S. Government securities.

17

Dividend Focus Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions

Transactions in Class S and I shares of Dividend Focus Series were:

CLASS S	FOR THE PERIOD 3/1/12 (COMMENCEMENT OF OPERATIONS) TO 4/30/12
	SHARES	AMOUNT
Sold	30,623	$304,975
Reinvested	5	55

Total	30,628	$305,030

CLASS I	FOR THE SIX MONTHS ENDED 4/30/12		FOR THE YEAR ENDED 10/31/11
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	4,311,727	$52,661,028	6,736,803	$81,351,801
Reinvested	64,259	785,705	44,413	505,619
Repurchased	(1,041,782)	(12,850,294)	(386,985)	(4,462,518)

Total	3,334,204	$40,596,439	6,394,231	$77,394,902

At April 30, 2012, one omnibus account owned 3,897,774 shares of the Series (39.1% of shares outstanding) valued at $50,125,378. In addition, the Advisor owned 60,704 shares (0.6% of shares outstanding) valued at $780,647 and the retirement plan of the Advisor and its affiliates owned 133,673 shares of the Series (1.3% of shares outstanding) valued at $1,719,041. Investment activities of these shareholders may have a material effect on the Series.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms, liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s) and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2012.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

18

Dividend Focus Series

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information (continued)

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2011 was as follows:

Ordinary income                                                                              $          467,218

Long-term capital gains                                                                               200,328

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules including the unlimited carryover of future capital losses, which will retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Series were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At April 30, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$121,512,773
Unrealized appreciation	7,991,400
Unrealized depreciation	(1,492,271)

Net unrealized appreciation	$6,499,129

19

Dividend Focus Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 18, 2011, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) was reviewed by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was prepared for and reviewed by the Board.

Representatives of the Advisor attended the meeting and presented additional oral and written information to the Board to assist the Board in its considerations. The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s 2011 Annual Review of the Agreement and the conclusions made by the Directors when determining to continue the Agreement.

•

The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the nature and quality of such services provided under the Agreement in light of the Advisor’s services provided to the Fund for 25 years. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the investment performance of the various Series of the Fund. The investment performance for each Series was reviewed on a cumulative basis since inception and on a one year basis. In addition, annualized performance for the following time periods was considered: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided for each time period. The Board noted that the various Series were competitive against their respective benchmarks and/or peer groups over various time periods, but in particular over the full market cycle period relevant for the Series. In addition, the Board considered at the meeting (and considers on a quarterly basis) a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Fund’s actual performance and comparative performance, especially performance over the current market cycle.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Agreement. In addition, the Board reviewed the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 10 of the 29 active Series of the Fund are currently experiencing expenses above the capped expense ratios. After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense waivers or reimbursements (either contractual or voluntary) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on both a mean and median basis) of similar funds as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the levels of its advisory fee for each Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series, except the Pro-Blend Class R and Class C, and Target Class R and Class C (and a few Class K), are currently below the median and mean for similar funds as listed on Morningstar. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

20

Dividend Focus Series

Renewal of Investment Advisory Agreement

(unaudited)

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research products provided by soft dollars. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

•

In addition to the factors described above, the Board considered the Advisor’s personnel, investment strategies, policies and procedures relating to compliance with personal securities transactions, and reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

•

The Board did not consider economies of scale at this time because of the multiple uses of the Fund (for the Advisor’s discretionary investment account clients in addition to direct investors), the current profitability of the Advisor’s services to the Fund under the Agreement, and the overall size of the Fund complex.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

21

Dividend Focus Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On our web site	http://www.manning-napier.com

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

MNDIV-04/12-SAR

Manning & Napier Fund, Inc.

Semi-Annual Report | April 30, 2012

OVERSEAS SERIES
www.manning-napier.com

Overseas Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 11/1/11	ENDING ACCOUNT VALUE 4/30/12	EXPENSES PAID DURING PERIOD* 11/1/11-4/30/12
Actual	$1,000.00	$1,045.60	$3.81
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	$3.77

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.75%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Overseas Series

Portfolio Composition as of April 30, 2012

(unaudited)

2

Overseas Series

Investment Portfolio - April 30, 2012

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 93.4%

Consumer Discretionary - 11.5%
Automobiles - 2.3%
Suzuki Motor Corp. (Japan)[1]	769,400	$18,108,937
Toyota Motor Corp. (Japan)[1]	547,200	22,423,035

		40,531,972

Diversified Consumer Services - 0.9%
Anhanguera Educacional Participacoes S.A. (Brazil)	1,128,080	14,925,466

Hotels, Restaurants & Leisure - 2.0%
Accor S.A. (France)[1]	991,010	34,269,707

Internet & Catalog Retail - 0.5%
Ocado Group plc (United Kingdom)*[1]	4,171,760	8,794,099

Media - 3.4%
British Sky Broadcasting Group plc (United Kingdom)[1]	248,750	2,737,527
Societe Television Francaise 1 (France)[1]	2,951,620	28,589,620
Virgin Media, Inc. - ADR (United Kingdom)	1,150,170	28,248,175

		59,575,322

Multiline Retail - 1.3%
Marks & Spencer Group plc (United Kingdom)[1]	3,910,400	22,663,814

Textiles, Apparel & Luxury Goods - 1.1%
Adidas AG (Germany)[1]	236,490	19,725,563

Total Consumer Discretionary		200,485,943

Consumer Staples - 20.0%
Beverages - 3.4%
Anheuser-Busch InBev N.V. (Belgium)[1]	457,690	32,988,140
Carlsberg A/S - Class B (Denmark)[1]	56,600	4,885,811
Heineken N.V. (Netherlands)[1]	405,960	22,201,357

		60,075,308

Food & Staples Retailing - 6.6%
Carrefour S.A. (France)[1]	1,621,970	32,579,603
Distribuidora Internacional de Alimentacion S.A. (Spain)*[1]	805,180	3,865,864
Koninklijke Ahold N.V. (Netherlands)[1]	2,581,770	32,768,859
Tesco plc (United Kingdom)[1]	9,020,830	46,481,478

		115,695,804

Food Products - 7.0%
Danone (France)[1]	684,500	48,188,052
Nestle S.A. (Switzerland)[1]	744,080	45,604,125
Unilever plc - ADR (United Kingdom)	845,710	29,024,767

		122,816,944

Household Products - 0.8%
Reckitt Benckiser Group plc (United Kingdom)[1]	241,860	14,079,503

The accompanying notes are an integral part of the financial statements.

3

Overseas Series

Investment Portfolio - April 30, 2012

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Personal Products - 2.2%
Beiersdorf AG (Germany)[1]	282,850	$19,849,445
Natura Cosmeticos S.A. (Brazil)	787,840	17,801,468

		37,650,913

Total Consumer Staples		350,318,472

Energy - 12.8%
Energy Equipment & Services - 6.2%
Compagnie Generale de Geophysique - Veritas (CGG - Veritas) (France)*[1]	675,400	19,368,947
Petroleum Geo-Services ASA (Norway)*[1]	674,430	10,202,624
Schlumberger Ltd. (United States)	723,780	53,661,049
Trican Well Service Ltd. (Canada)	1,710,020	24,736,737

		107,969,357

Oil, Gas & Consumable Fuels - 6.6%
Cameco Corp. (Canada)	1,756,660	38,822,186
Encana Corp. (Canada)	506,070	10,597,106
Petroleo Brasileiro S.A. - ADR (Brazil)	809,920	17,947,827
Talisman Energy, Inc. (Canada)	3,676,470	48,084,216

		115,451,335

Total Energy		223,420,692

Financials - 7.0%
Commercial Banks - 2.6%
Banco Santander S.A. (Spain)[1]	2,817,879	17,692,368
HSBC Holdings plc (United Kingdom)[1]	3,136,640	28,315,039

		46,007,407

Diversified Financial Services - 2.5%
Deutsche Boerse AG (Germany)[1]	706,450	44,357,125

Insurance - 1.1%
Mapfre S.A. (Spain)[1]	6,451,600	18,676,736

Real Estate Investment Trusts (REITS) - 0.8%
Land Securities Group plc (United Kingdom)[1]	1,215,450	14,353,651

Total Financials		123,394,919

Health Care - 10.1%
Health Care Equipment & Supplies - 1.9%
Mindray Medical International Ltd. - ADR (China)	704,180	23,068,937
Straumann Holding AG (Switzerland)[1]	57,570	9,566,216

		32,635,153

Health Care Providers & Services - 3.5%
Life Healthcare Group Holdings Ltd. (South Africa)[1]	2,854,910	9,877,457

The accompanying notes are an integral part of the financial statements.

4

Overseas Series

Investment Portfolio - April 30, 2012

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Providers & Services (continued)
Sonic Healthcare Ltd. (Australia)[1]	3,966,430	$51,887,420

		61,764,877

Life Sciences Tools & Services - 3.6%
Lonza Group AG (Switzerland)[1]	831,070	37,499,001
QIAGEN N.V. (Netherlands)*[1]	1,189,700	19,671,129
WuXi PharmaTech (Cayman), Inc. - ADR (China)*	435,490	6,262,346

		63,432,476

Pharmaceuticals - 1.1%
Dr. Reddy’s Laboratories Ltd. - ADR (India)	162,180	5,486,549
Santen Pharmaceutical Co. Ltd. (Japan)[1]	337,000	14,103,097

		19,589,646

Total Health Care		177,422,152

Industrials - 12.1%
Aerospace & Defense - 1.0%
European Aeronautic Defence and Space Co. N.V. (Netherlands)[1]	457,720	18,088,433

Air Freight & Logistics - 0.4%
PostNL N.V. (Netherlands)[1]	1,698,280	7,390,083

Airlines - 3.5%
Ryanair Holdings plc - ADR (Ireland)*	1,813,710	61,067,616

Commercial Services & Supplies - 0.9%
Edenred (France)[1]	517,510	16,533,132

Electrical Equipment - 1.3%
Nexans S.A. (France)[1]	258,000	12,930,680
Prysmian S.p.A. (Italy)[1]	560,310	9,126,811

		22,057,491

Industrial Conglomerates - 1.1%
Siemens AG (Germany)[1]	198,450	18,420,163

Machinery - 0.4%
Westport Innovations, Inc. - ADR (Canada)*	227,170	7,110,421

Marine - 1.0%
D/S Norden (Denmark)[1]	98,250	2,788,455
Diana Shipping, Inc. - ADR (Greece)*	347,880	2,734,337
Mitsui OSK Lines Ltd. (Japan)[1]	1,148,000	4,449,549
Nippon Yusen Kabushiki Kaisha (Japan)[1]	1,542,000	4,558,207
Pacific Basin Shipping Ltd. (Bermuda)[1,2]	5,053,000	2,644,283

		17,174,831

Professional Services - 1.6%
Adecco S.A. (Switzerland)[1]	267,360	13,042,711

The accompanying notes are an integral part of the financial statements.

5

Overseas Series

Investment Portfolio - April 30, 2012

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Professional Services (continued)
Randstad Holding N.V. (Netherlands)[1]	405,780	$14,057,706

		27,100,417

Road & Rail - 0.4%
All America Latina Logistica S.A. (Brazil)	1,587,700	7,188,233

Transportation Infrastructure - 0.5%
Groupe Eurotunnel S.A. (France)[1]	1,136,550	9,562,483

Total Industrials		211,693,303

Information Technology - 9.9%
Communications Equipment - 1.0%
Alcatel-Lucent - ADR (France)*	11,573,700	17,476,287

Electronic Equipment, Instruments & Components - 1.1%
Nippon Electric Glass Co. Ltd. (Japan)[1]	2,265,500	18,304,710

Internet Software & Services - 1.5%
Tencent Holdings Ltd. (China)[1]	836,300	26,162,646

IT Services - 4.6%
Amadeus IT Holding S.A. - Class A (Spain)[1]	740,910	15,167,796
Amdocs Ltd. - ADR (Guernsey)*	1,469,671	47,029,472
Cap Gemini S.A. (France)[1]	482,970	18,868,312

		81,065,580

Semiconductors & Semiconductor Equipment - 1.7%
Sumco Corp. (Japan)*[1]	1,002,000	10,636,904
Tokyo Electron Ltd. (Japan)[1]	339,380	18,807,110

		29,444,014

Total Information Technology		172,453,237

Materials - 7.9%
Chemicals - 4.7%
Chr. Hansen Holding A/S (Denmark)[1]	231,570	6,425,631
Johnson Matthey plc (United Kingdom)[1]	741,300	27,836,899
Shin-Etsu Chemical Co. Ltd. (Japan)[1]	163,400	9,431,407
Syngenta AG (Switzerland)[1]	108,510	38,051,926

		81,745,863

Construction Materials - 2.1%
CRH plc (Ireland)[1]	919,570	18,639,868
Holcim Ltd. (Switzerland)[1]	307,900	19,204,403

		37,844,271

Metals & Mining - 1.1%
Alumina Ltd. (Australia)[1]	7,605,880	9,084,904
Norsk Hydro ASA (Norway)[1]	1,730,350	8,437,569

The accompanying notes are an integral part of the financial statements.

6

Overseas Series

Investment Portfolio - April 30, 2012

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Materials (continued)
Metals & Mining (continued)
Umicore S.A. (Belgium)[1]	32,650	$1,773,014

		19,295,487

Total Materials		138,885,621

Telecommunication Services - 2.1%
Diversified Telecommunication Services - 2.1%
Telenor ASA (Norway)[1]	2,035,830	37,421,425

TOTAL COMMON STOCKS (Identified Cost $1,646,795,341)		1,635,495,764

SHORT-TERM INVESTMENTS - 7.9%

Dreyfus Cash Management, Inc. - Institutional Shares[3], 0.06%
(Identified Cost $138,537,719)	138,537,719	138,537,719

TOTAL INVESTMENTS - 101.3% (Identified Cost $1,785,333,060)		1,774,033,483
LIABILITIES, LESS OTHER ASSETS - (1.3%)		(22,465,040)

NET ASSETS - 100%		$1,751,568,443

ADR - American Depository Receipt

*Non-income producing security

1 A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2 Traded on Hong Kong exchange.

3 Rate shown is the current yield as of April 30, 2012.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

France - 13.6%; United Kingdom - 12.7%.

The accompanying notes are an integral part of the financial statements.

7

Overseas Series

Statement of Assets & Liabilities

April 30, 2012 (unaudited)

ASSETS:

Investments, at value (identified cost $1,785,333,060) (Note 2)	$1,774,033,483
Foreign currency (identified cost $16,922,504)	16,923,838
Cash	840,221
Dividends receivable	9,653,355
Foreign tax reclaims receivable	1,839,537
Receivable for fund shares sold	1,135,591

TOTAL ASSETS	1,804,426,025

LIABILITIES:

Accrued management fees (Note 3)	985,888
Accrued fund accounting and administration fees (Note 3)	60,369
Accrued directors’ fees (Note 3)	465
Accrued Chief Compliance Officer service fees (Note 3)	415
Accrued transfer agent fees (Note 3)	178
Payable for securities purchased	50,751,302
Payable for fund shares repurchased	988,277
Other payables and accrued expenses	70,688

TOTAL LIABILITIES	52,857,582

TOTAL NET ASSETS	$1,751,568,443

NET ASSETS CONSIST OF:

Capital stock	$779,978
Additional paid-in-capital	1,783,256,373
Undistributed net investment income	13,459,649
Accumulated net realized loss on investments, foreign currency and translation of other assets and liabilities	(34,743,569)
Net unrealized depreciation on investments, foreign currency and translation of other assets and liabilities	(11,183,988)

TOTAL NET ASSETS	$1,751,568,443

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($1,751,568,443/77,997,769 shares)	$22.46

The accompanying notes are an integral part of the financial statements.

8

Overseas Series

Statement of Operations

For the Six Months Ended April 30, 2012 (unaudited)

INVESTMENT INCOME:
Dividends (net of foreign taxes withheld, $2,193,070)	$19,342,122

EXPENSES:

Management fees (Note 3)	5,415,914
Fund accounting and administration fees (Note 3)	114,768
Directors’ fees (Note 3)	15,297
Transfer agent fees (Note 3)	2,293
Chief Compliance Officer service fees (Note 3)	1,246
Custodian fees	129,283
Miscellaneous	100,591

Total Expenses	5,779,392

NET INVESTMENT INCOME	13,562,730

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	(25,223,820)
Foreign currency and translation of other assets and liabilities (net of Brazilian tax of $54,086)	(564,272)

(25,788,092)

Net change in unrealized appreciation (depreciation) on-
Investments	89,598,014
Foreign currency and translation of other assets and liabilities	156,251

89,754,265

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	63,966,173

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$77,528,903

The accompanying notes are an integral part of the financial statements.

9

Overseas Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 4/30/12 (UNAUDITED)	FOR THE YEAR ENDED 10/31/11
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$13,562,730	$34,731,762
Net realized gain (loss) on investments and foreign currency	(25,788,092)	33,909,582
Net change in unrealized appreciation (depreciation) on investments and foreign currency	89,754,265	(166,547,551)

Net increase (decrease) from operations	77,528,903	(97,906,207)

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(35,331,200)	(9,601,100)
From net realized gain on investments	(34,111,953)	(31,173)

Total distributions to shareholders	(69,443,153)	(9,632,273)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	407,295,383	525,453,301

Net increase in net assets	415,381,133	417,914,821

NET ASSETS:

Beginning of period	1,336,187,310	918,272,489

End of period (including undistributed net investment income of $13,459,649 and $35,228,119, respectively)	$1,751,568,443	$1,336,187,310

The accompanying notes are an integral part of the financial statements.

10

Overseas Series

Financial Highlights

	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED
	4/30/12 (UNAUDITED)	10/31/11	10/31/10	10/31/09	10/31/08	10/31/07
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$22.63	$24.22	$21.68	$17.78	$33.55	$26.69

Income (loss) from investment operations:
Net investment income	0.19 [1]	0.75 [1]	0.32 [1]	0.36 [1]	0.34	0.40 [1]
Net realized and unrealized gain (loss) on investments	0.67	(2.09)	2.41	4.35	(13.17)	7.16

Total from investment operations	0.86	(1.34)	2.73	4.71	(12.83)	7.56

Less distributions to shareholders:
From net investment income	(0.52)	(0.25)	(0.19)	(0.42)	(0.29)	(0.17)
From net realized gain on investments	(0.51)	— [2]	—	(0.39)	(2.65)	(0.53)

Total distributions to shareholders	(1.03)	(0.25)	(0.19)	(0.81)	(2.94)	(0.70)

Net asset value - End of period	$22.46	$22.63	$24.22	$21.68	$17.78	$33.55

Net assets - End of period(000’s omitted)	$1,751,568	$1,336,187	$918,272	$448,441	$174,371	$216,637

Total return[3]	4.56%	(5.61%)	12.68%	28.10%	(41.58%)	28.88%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.75%[4]	0.75%	0.75%	0.75%	0.80%	0.84%
Net investment income	1.75%[4]	3.04%	1.42%	1.97%	1.48%	1.34%
Portfolio turnover	25%	37%	36%	49%	43%	54%

*For certain periods presented, the investment advisor did not impose all or a portion of its management fees and/or other fees. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amount:

	N/A	0.01%	0.01%	0.05%	0.03%	N/A

1Calculated based on average shares outstanding during the periods.

2Less than $0.01 per share.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

11

Overseas Series

Notes to Financial Statements

(unaudited)

1.	Organization

Overseas Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth by investing primarily in common stocks of issuers from outside the United States.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2012, 9.8 billion shares have been designated in total among 41 series, of which 200 million have been designated as Overseas Series Class A common stock.

2.	Significant Accounting Policies

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both

12

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity Securities*:
Consumer Discretionary	$200,485,943	$43,173,641	$157,312,302	$—
Consumer Staples	350,318,472	46,826,235	303,492,237	—
Energy	223,420,692	193,849,121	29,571,571	—
Financials	123,394,919	—	123,394,919	—
Health Care	177,422,152	34,817,832	142,604,320	—
Industrials	211,693,303	78,100,607	133,592,696	—
Information Technology	172,453,237	64,505,759	107,947,478	—
Materials	138,885,621	—	138,885,621	—
Telecommunication Services	37,421,425	—	37,421,425	—
Mutual Funds	138,537,719	138,537,719	—	—

Total assets	$1,774,033,483	$599,810,914	$1,174,222,569	$—

*Includes common stock, warrants and rights. Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the security’s fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2011 or April 30, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended April 30, 2012.

Recent Accounting Standard

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-04, “Fair Value Measurements (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes certain principles related to measuring fair value, and requires additional disclosures about fair value measurements.

Required disclosures are expanded under the new guidance, especially for fair value measurements that are categorized within Level 3 of the fair value hierarchy, for which quantitative information about the unobservable inputs used, and a narrative description of the valuation processes in place and sensitivity of recurring Level 3 measurements to changes in unobservable inputs will be required.

ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011 and is to be applied prospectively. Management is currently assessing the impact of this guidance, but does not expect it to have a material impact on the Series’ financial statements.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the

13

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.
Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2012, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2008 through October 31, 2011. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may

14

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Indemnifications (continued)

also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.70% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least February 28, 2013, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 0.75% of average daily net assets each year. For the six months ended April 30, 2012, the Advisor did not waive fees or reimburse expenses for the Series. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series); plus a base fee of $25,500 per series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2012, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $668,262,311 and $360,065,168, respectively. There were no purchases or sales of U.S. Government securities.

15

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions

Transactions in Class A shares of Overseas Series were:

	FOR THE SIX MONTHS ENDED 4/30/12		FOR THE YEAR ENDED 10/31/11
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	21,349,407	$463,088,130	25,644,794	$638,310,503
Reinvested	3,272,558	62,996,742	347,072	8,409,551
Repurchased	(5,672,454)	(118,789,489)	(4,851,651)	(121,266,753)

Total	18,949,511	$407,295,383	21,140,215	$525,453,301

At April 30, 2012, the retirement plan of the Advisor and its affiliates owned 186,208 shares of the Series (0.2% of shares outstanding) valued at $4,182,231.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms, liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s) and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2012.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2011, were as follows:

Ordinary income                                                                              $        9,632,273

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules including the unlimited carryover of future capital losses, which will retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Series were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

16

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information (continued)

At April 30, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$1,803,039,579
Unrealized appreciation	119,886,780
Unrealized depreciation	(148,892,876)

Net unrealized depreciation	$(29,006,096)

17

Overseas Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 18, 2011, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) was reviewed by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was prepared for and reviewed by the Board.

Representatives of the Advisor attended the meeting and presented additional oral and written information to the Board to assist the Board in its considerations. The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s 2011 Annual Review of the Agreement and the conclusions made by the Directors when determining to continue the Agreement.

•

The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the nature and quality of such services provided under the Agreement in light of the Advisor’s services provided to the Fund for 25 years. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the investment performance of the various Series of the Fund. The investment performance for each Series was reviewed on a cumulative basis since inception and on a one year basis. In addition, annualized performance for the following time periods was considered: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided for each time period. The Board noted that the various Series were competitive against their respective benchmarks and/or peer groups over various time periods, but in particular over the full market cycle period relevant for the Series. In addition, the Board considered at the meeting (and considers on a quarterly basis) a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Fund’s actual performance and comparative performance, especially performance over the current market cycle.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Agreement. In addition, the Board reviewed the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 10 of the 29 active Series of the Fund are currently experiencing expenses above the capped expense ratios. After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense waivers or reimbursements (either contractual or voluntary) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on both a mean and median basis) of similar funds as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the levels of its advisory fee for each Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series, except the Pro-Blend Class R and Class C, and Target Class R and Class C (and a few Class K), are currently below the median and mean for similar funds as listed on Morningstar. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

18

Overseas Series

Renewal of Investment Advisory Agreement

(unaudited)

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research products provided by soft dollars. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

•

In addition to the factors described above, the Board considered the Advisor’s personnel, investment strategies, policies and procedures relating to compliance with personal securities transactions, and reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

•

The Board did not consider economies of scale at this time because of the multiple uses of the Fund (for the Advisor’s discretionary investment account clients in addition to direct investors), the current profitability of the Advisor’s services to the Fund under the Agreement, and the overall size of the Fund complex.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

19

{This page intentionally left blank}

20

Overseas Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On our web site	http://www.manning-napier.com

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

MNOVS-04/12-SAR

Manning & Napier Fund, Inc.

Semi-Annual Report | April 30, 2012

PRO-BLEND® CONSERVATIVE TERM SERIES
PRO-BLEND® MODERATE TERM SERIES
PRO-BLEND® EXTENDED TERM SERIES
PRO-BLEND® MAXIMUM TERM SERIES
www.manning-napier.com

Shareholder Expense Example - Pro-Blend® Conservative Term Series

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the Hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 11/1/11	ENDING ACCOUNT VALUE 4/30/12	EXPENSES PAID DURING PERIOD 11/1/11-4/30/12*	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,040.70	$4.41	0.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.54	$4.37	0.87%
Class I
Actual	$1,000.00	$1,042.00	$3.40	0.67%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.53	$3.37	0.67%
Class C
Actual	$1,000.00	$1,037.10	$8.46	1.67%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.56	$8.37	1.67%
Class R
Actual	$1,000.00	$1,039.00	$5.93	1.17%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$5.87	1.17%

*Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

Portfolio Composition - Pro-Blend® Conservative Term Series

As of April 30, 2012 (unaudited)

Sector Allocation[3]		Top Five Stock Holdings[4]
Financials	16.63%	Google, Inc. - Class A	0.86%
Consumer Discretionary	8.58%	Cerner Corp.	0.83%
Information Technology	5.70%	Monsanto Co.	0.79%
Industrials	4.15%	Time Warner, Inc.	0.67%
Energy	3.78%	EMC Corp.	0.59%
Health Care	3.76%
Materials	3.21%
Consumer Staples	3.04%
Telecommunication Services	0.88%	4As a percentage of total investments.
Utilities	0.55%	Top Five Bond Holdings[5]
		Fannie Mae, 4.375%, 3/15/2013	2.67%
		Freddie Mac, 0.875%, 10/28/2013	2.57%
		Freddie Mac, 2.00%, 8/25/2016	2.46%
		Fannie Mae, 1.375%, 11/15/2016	2.20%
		Fannie Mae, 2.50%, 5/15/2014	1.87%

[3]Including common stocks, preferred stocks, and corporate bonds, as a percentage of total investments.
		5As a percentage of total investments.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 23.17%

Consumer Discretionary - 4.13%
Auto Components - 0.02%
Hankook Tire Co. Ltd. (South Korea)[1]	5,450	$229,912

Automobiles - 0.28%
Suzuki Motor Corp. (Japan)[1]	4,700	110,621
Tesla Motors, Inc.*	4,490	148,754
Toyota Motor Corp. (Japan)[1]	2,600	106,542
Toyota Motor Corp. - ADR (Japan)	36,040	2,947,351
Yamaha Motor Co. Ltd. (Japan)[1]	12,200	162,950

		3,476,218

Distributors - 0.01%
Inchcape plc (United Kingdom)[1]	25,370	150,725

Diversified Consumer Services - 0.03%
Anhanguera Educacional Participacoes S.A. (Brazil)	10,310	136,410
Capella Education Co.*	3,600	117,756
Grand Canyon Education, Inc.*	8,050	139,989

		394,155

Hotels, Restaurants & Leisure - 0.49%
Accor S.A. (France)[1]	24,030	830,971
Carnival Corp.	139,440	4,530,406
Hyatt Hotels Corp. - Class A*	4,520	194,496
Intercontinental Hotels Group plc (United Kingdom)[1]	15,500	369,581
Orient-Express Hotels Ltd. - Class A - ADR (Bermuda)	11,040	118,018
TUI Travel plc (United Kingdom)[1]	20,420	63,324

		6,106,796

Household Durables - 0.13%
Corporacion Geo S.A.B. de C.V. - Class B (Mexico)*	25,250	33,729
DR Horton, Inc.	19,490	318,661
Lennar Corp. - Class A	16,150	448,001
LG Electronics, Inc. (South Korea)[1]	2,150	132,653
NVR, Inc.*	360	282,218
Rodobens Negocios Imobiliarios S.A. (Brazil)	17,780	103,724
Toll Brothers, Inc.*	11,860	301,244

		1,620,230

Internet & Catalog Retail - 0.44%
Amazon.com, Inc.*	22,610	5,243,259
Blue Nile, Inc.*	970	29,372
Ocado Group plc (United Kingdom)*[1]	101,830	214,658

		5,487,289

Media - 2.59%
AMC Networks, Inc. - Class A*	88,520	3,762,100

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Media (continued)
DIRECTV - Class A*	100,070	$4,930,449
Imax Corp. (Canada)*	8,690	208,299
Mediaset Espana Comunicacion S.A. (Spain)[1]	48,350	220,092
News Corp. - Class A	202,230	3,963,708
Reed Elsevier plc - ADR (United Kingdom)	1,308	43,229
Societe Television Francaise 1 (France)[1]	16,930	163,985
Time Warner, Inc.	225,050	8,430,373
Valassis Communications, Inc.*	4,450	89,000
Virgin Media, Inc. - ADR (United Kingdom)	193,770	4,758,991
The Walt Disney Co.	122,980	5,301,668
Wolters Kluwer N.V. (Netherlands)[1]	8,040	138,990
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. (Portugal)[1]	61,000	205,854

		32,216,738

Multiline Retail - 0.02%
Marks & Spencer Group plc (United Kingdom)[1]	18,990	110,062
PPR (France)[1]	745	124,675

		234,737

Specialty Retail - 0.11%
Aeropostale, Inc.*	6,750	149,715
American Eagle Outfitters, Inc.	8,150	146,781
Belle International Holdings Ltd. (Hong Kong)[1]	60,000	117,074
Chico’s FAS, Inc.	10,960	168,346
Dick’s Sporting Goods, Inc.	5,330	269,698
Group 1 Automotive, Inc.	1,410	81,611
Inditex S.A. (Spain)[1]	900	81,121
KOMERI Co. Ltd. (Japan)[1]	1,500	42,026
Penske Automotive Group, Inc.	2,810	74,296
Sonic Automotive, Inc. - Class A	6,850	115,217
Teavana Holdings, Inc.*	7,840	163,778

		1,409,663

Textiles, Apparel & Luxury Goods - 0.01%
Adidas AG (Germany)[1]	1,530	127,617

Total Consumer Discretionary		51,454,080

Consumer Staples - 2.41%
Beverages - 0.75%
Anheuser-Busch InBev N.V. (Belgium)[1]	67,890	4,893,192
The Boston Beer Co., Inc. - Class A*	1,030	106,420
C&C Group plc (Ireland)*[1]	20,630	103,469
Carlsberg A/S - Class B (Denmark)[1]	2,200	189,908
Cia Cervecerias Unidas S.A. - ADR (Chile)	1,950	139,659

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Beverages (continued)
The Coca-Cola Co.	46,640	$3,559,565
Diageo plc (United Kingdom)[1]	11,380	287,041
Heineken N.V. (Netherlands)[1]	2,200	120,315

		9,399,569

Food & Staples Retailing - 0.37%
Carrefour S.A. (France)[1]	9,650	193,834
Casino Guichard-Perrachon S.A. (France)[1]	1,100	108,074
Distribuidora Internacional de Alimentacion S.A. (Spain)*[1]	26,470	127,089
Koninklijke Ahold N.V. (Netherlands)[1]	9,120	115,755
The Kroger Co.	155,920	3,628,258
SUPERVALU, Inc.	11,870	70,508
Tesco plc (United Kingdom)[1]	58,505	301,458

		4,544,976

Food Products - 1.24%
Barry Callebaut AG (Switzerland)[1]	180	173,286
Biostime International Holdings Ltd. (Cayman Islands)[1]	19,500	55,935
BRF - Brasil Foods S.A. (Brazil)	9,030	163,911
Danone (France)[1]	4,920	346,363
Flowers Foods, Inc.	4,110	88,159
Grupo Bimbo S.A.B. de C.V. - Class A (Mexico)	74,480	177,710
Kraft Foods, Inc. - Class A	130,090	5,186,688
M Dias Branco S.A. (Brazil)	2,700	77,906
Nestle S.A. (Switzerland)[1]	60,550	3,711,066
Suedzucker AG (Germany)[1]	2,950	89,833
Unilever plc - ADR (United Kingdom)	158,530	5,440,750

		15,511,607

Household Products - 0.03%
Reckitt Benckiser Group plc (United Kingdom)[1]	6,610	384,791

Personal Products - 0.01%
Beiersdorf AG (Germany)[1]	930	65,264

Tobacco - 0.01%
Gudang Garam Tbk PT (Indonesia)[1]	21,000	134,866

Total Consumer Staples		30,041,073

Energy - 2.10%
Energy Equipment & Services - 1.12%
Baker Hughes, Inc.	91,295	4,027,022
Calfrac Well Services Ltd. (Canada)	5,040	138,264
CARBO Ceramics, Inc.	520	43,727
Compagnie Generale de Geophysique - Veritas (CGG - Veritas) (France)*[1]	2,850	81,732
Heckmann Corp.*	19,940	75,772

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Energy (continued)
Energy Equipment & Services (continued)
ION Geophysical Corp.*	9,000	$56,070
Key Energy Services, Inc.*	6,510	82,417
Petroleum Geo-Services ASA (Norway)*[1]	7,500	113,458
Poseidon Concepts Corp. (Canada)	6,300	81,823
Schlumberger Ltd.	66,160	4,905,102
Trican Well Service Ltd. (Canada)	18,600	269,063
Weatherford International Ltd. - ADR (Switzerland)*	286,834	4,093,121

		13,967,571

Oil, Gas & Consumable Fuels - 0.98%
Apache Corp.	17,280	1,657,843
Cameco Corp. (Canada)	7,780	171,938
Hess Corp.	131,270	6,844,418
Paladin Energy Ltd. (Australia)*[2]	75,420	124,447
Petroleo Brasileiro S.A. - ADR (Brazil)	7,510	166,422
Range Resources Corp.	39,380	2,625,071
Royal Dutch Shell plc - Class B (Netherlands)[1]	2,646	96,829
Royal Dutch Shell plc - Class B - ADR (Netherlands)	2,580	189,269
Statoil ASA (Norway)[1]	5,550	148,920
Talisman Energy, Inc. (Canada)	17,720	231,758

		12,256,915

Total Energy		26,224,486

Financials - 3.17%
Capital Markets - 0.02%
Deutsche Bank AG (Germany)[1]	2,280	98,982
Evercore Partners, Inc. - Class A	2,190	57,882
Greenhill & Co., Inc.	700	27,195
Lazard Ltd. - Class A - ADR (Bermuda)	1,590	43,741

		227,800

Commercial Banks - 0.24%
Banco Bilbao Vizcaya Argentaria S.A. - ADR (Spain)	12,920	87,210
Banco Santander S.A. - ADR (Spain)	36,710	232,374
Barclays plc (United Kingdom)[1]	53,130	188,099
BNP Paribas S.A. (France)[1]	5,750	232,066
CIT Group, Inc.*	7,580	286,903
First Commonwealth Financial Corp.	56,190	361,302
Hong Leong Financial Group Berhad (Malaysia)[1]	44,060	173,559
HSBC Holdings plc (United Kingdom)[1]	8,500	76,731
HSBC Holdings plc - ADR (United Kingdom)	6,077	274,498
ICICI Bank Ltd. - ADR (India)	8,860	300,265
Standard Chartered plc (United Kingdom)[1]	4,590	112,206

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Commercial Banks (continued)
U.S. Bancorp	11,620	$373,815
Wells Fargo & Co.	8,950	299,199

		2,998,227

Consumer Finance - 0.66%
American Express Co.	54,810	3,300,110
Discover Financial Services	144,030	4,882,617

		8,182,727

Diversified Financial Services - 0.43%
CME Group, Inc.	1,390	369,490
Deutsche Boerse AG (Germany)*[1]	4,380	275,015
ING Groep N.V. (Netherlands)*[1]	185	1,305
JPMorgan Chase & Co.	8,130	349,427
JSE Ltd. (South Africa)[1]	46,804	495,654
Moody’s Corp.	94,300	3,861,585

		5,352,476

Insurance - 0.17%
Admiral Group plc (United Kingdom)[1]	17,370	341,379
Allianz SE (Germany)[1]	3,600	401,548
The Allstate Corp.	9,090	302,970
AXA S.A. (France)[1]	1,230	17,478
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	21,600	232,414
Mapfre S.A. (Spain)[1]	137,180	397,122
Muenchener Rueckversicherungs AG (MunichRe) (Germany)[1]	1,195	173,574
Zurich Insurance Group AG (Switzerland)[1]	1,080	264,603

		2,131,088

Real Estate Investment Trusts (REITS) - 1.64%
Alexandria Real Estate Equities, Inc.	14,150	1,060,118
Alstria Office REIT AG (Germany)[1]	19,820	211,302
American Assets Trust, Inc.	10,140	238,391
American Campus Communities, Inc.	10,250	455,612
Apartment Investment & Management Co. - Class A	11,860	321,999
Associated Estates Realty Corp.	4,790	81,095
AvalonBay Communities, Inc.	1,690	245,726
BioMed Realty Trust, Inc.	85,830	1,701,151
Boston Properties, Inc.	6,660	720,945
Camden Property Trust	5,020	339,703
CBL & Associates Properties, Inc.	12,160	226,541
Cedar Realty Trust, Inc.	12,250	63,945
Coresite Realty Corp.	14,830	369,415
Corporate Office Properties Trust	56,480	1,330,104

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
CubeSmart	25,840	$324,550
Digital Realty Trust, Inc.	24,640	1,850,218
DuPont Fabros Technology, Inc.	61,800	1,677,870
Education Realty Trust, Inc.	18,930	213,341
Equity Lifestyle Properties, Inc.	3,510	245,489
Equity One, Inc.	14,130	293,621
Equity Residential	4,010	246,374
General Growth Properties, Inc.	21,590	384,302
HCP, Inc.	12,420	514,809
Health Care REIT, Inc.	9,410	533,171
Healthcare Realty Trust, Inc.	7,690	165,181
Home Properties, Inc.	6,300	384,615
Host Hotels & Resorts, Inc.	38,587	642,088
Kimco Realty Corp.	9,390	182,260
Land Securities Group plc (United Kingdom)[1]	8,260	97,545
LTC Properties, Inc.	5,200	173,056
The Macerich Co.	3,170	195,177
Mack-Cali Realty Corp.	8,870	254,746
Mid-America Apartment Communities, Inc.	6,020	409,781
National Retail Properties, Inc.	6,620	181,256
Pebblebrook Hotel Trust	30,460	733,477
Potlatch Corp.	2,620	82,006
ProLogis, Inc.	4,000	143,120
Public Storage	1,980	283,655
Realty Income Corp.	6,750	265,545
Simon Property Group, Inc.	5,980	930,488
Sovran Self Storage, Inc.	10,060	530,162
Tanger Factory Outlet Centers	3,790	118,703
Taubman Centers, Inc.	1,850	142,783
UDR, Inc.	25,140	661,936
Unibail-Rodamco SE (France)[1]	930	174,019

		20,401,391

Real Estate Management & Development - 0.01%
General Shopping Brasil S.A. (Brazil)*	15,670	94,950

Thrifts & Mortgage Finance - 0.00%
Aareal Bank AG (Germany)*[1]	3,745	72,333

Total Financials		39,460,992

Health Care - 2.78%
Biotechnology - 0.13%
Dendreon Corp.*	31,250	364,063
Exact Sciences Corp.*	37,470	403,552

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Biotechnology (continued)
Myriad Genetics, Inc.*	32,660	$849,487

		1,617,102

Health Care Equipment & Supplies - 0.60%
Abaxis, Inc.*	15,250	543,205
Alere, Inc.*	21,620	516,502
Becton, Dickinson and Co.	40,690	3,192,131
BioMerieux (France)[1]	5,040	413,031
DexCom, Inc.*	26,280	257,281
HeartWare International, Inc.*	6,640	517,654
Insulet Corp.*	27,890	498,115
Mindray Medical International Ltd. - ADR (China)	5,460	178,870
Quidel Corp.*	19,500	322,140
Sirona Dental Systems, Inc.*	5,920	299,019
Straumann Holding AG (Switzerland)[1]	2,305	383,014
Thoratec Corp.*	9,730	338,701

		7,459,663

Health Care Providers & Services - 0.10%
Amil Participacoes S.A. (Brazil)	12,540	122,627
China Cord Blood Corp. - ADR (Hong Kong)*	37,000	108,040
Odontoprev S.A. (Brazil)	47,730	252,153
Sonic Healthcare Ltd. (Australia)[1]	60,980	797,719

		1,280,539

Health Care Technology - 1.09%
Allscripts Healthcare Solutions, Inc.*	212,120	2,350,290
Cerner Corp.*	128,600	10,428,174
Computer Programs & Systems, Inc.	5,410	322,382
Greenway Medical Technologies, Inc.*	19,490	300,146
Quality Systems, Inc.	5,580	208,692

		13,609,684

Life Sciences Tools & Services - 0.61%
Luminex Corp.*	14,000	350,560
QIAGEN N.V. (Netherlands)*[1]	5,750	95,074
QIAGEN N.V. - ADR (Netherlands)*	252,720	4,228,006
Waters Corp.*	27,220	2,289,474
WuXi PharmaTech (Cayman), Inc. - ADR (China)*	39,190	563,552

		7,526,666

Pharmaceuticals - 0.25%
AstraZeneca plc (United Kingdom)[1]	615	26,950
AstraZeneca plc - ADR (United Kingdom)	6,080	266,912

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
Bayer AG (Germany)[1]	4,310	$303,699
Dr. Reddy’s Laboratories Ltd. - ADR (India)	7,750	262,183
GlaxoSmithKline plc (United Kingdom)[1]	5,525	127,636
Green Cross Corp. (South Korea)[1]	3,690	436,087
Hikma Pharmaceuticals plc (United Kingdom)[1]	35,430	361,148
Novo Nordisk A/S - Class B (Denmark)[1]	1,220	179,856
Optimer Pharmaceuticals, Inc.*	28,010	414,548
Sanofi (France)[1]	851	65,001
Santen Pharmaceutical Co. Ltd. (Japan)[1]	1,400	58,589
Shire plc (Ireland)[1]	5,745	187,245
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	3,880	177,471
UCB S.A. (Belgium)[1]	5,770	269,806

		3,137,131

Total Health Care		34,630,785

Industrials - 1.46%
Aerospace & Defense - 0.01%
European Aeronautic Defence and Space Co. N.V. (Netherlands)[1]	3,150	124,483

Air Freight & Logistics - 0.03%
FedEx Corp.	4,000	352,960
PostNL N.V. (Netherlands)[1]	10,260	44,646

		397,606

Airlines - 0.41%
Copa Holdings S.A. - ADR - Class A (Panama)	4,000	325,240
Deutsche Lufthansa AG (Germany)[1]	6,570	85,557
Ryanair Holdings plc - ADR (Ireland)*	7,710	259,596
Southwest Airlines Co.	478,845	3,964,837
Spirit Airlines, Inc.*	6,900	165,738
US Airways Group, Inc.*	26,780	274,763

		5,075,731

Commercial Services & Supplies - 0.05%
Edenred (France)[1]	12,060	385,286
Interface, Inc. - Class A	2,430	34,409
Tomra Systems ASA (Norway)[1]	26,250	204,883

		624,578

Construction & Engineering - 0.00%
MYR Group, Inc.*	2,460	41,131

Electrical Equipment - 0.08%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	7,950	150,017
Alstom S.A. (France)[1]	8,390	300,065

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Electrical Equipment (continued)
Nexans S.A. (France)[1]	840	$42,100
Polypore International, Inc.*	5,320	198,702
Prysmian S.p.A. (Italy)[1]	7,600	123,795
Schneider Electric S.A. (France)[1]	2,080	128,119

		942,798

Industrial Conglomerates - 0.03%
Siemens AG (Germany)[1]	4,620	428,829

Machinery - 0.39%
Astec Industries, Inc.*	1,300	40,677
FANUC Corp. (Japan)[1]	2,000	337,301
Flowserve Corp.	33,041	3,797,402
Graham Corp.	1,870	41,290
Titan International, Inc.	3,800	109,782
Wabash National Corp.*	19,870	166,312
Westport Innovations, Inc. - ADR (Canada)*	13,020	407,526

		4,900,290

Marine - 0.02%
Baltic Trading Ltd.	5,560	25,854
D/S Norden (Denmark)[1]	3,140	89,117
Mitsui OSK Lines Ltd. (Japan)[1]	4,000	15,504
Nippon Yusen Kabushiki Kaisha (Japan)[1]	6,000	17,736
Pacific Basin Shipping Ltd. (Bermuda)[1,3]	28,000	14,653
Sinotrans Shipping Ltd. (Hong Kong)[1]	170,000	40,460

		203,324

Professional Services - 0.08%
The Advisory Board Co.*	6,160	561,546
Qualicorp S.A. (Brazil)*	48,020	418,441

		979,987

Road & Rail - 0.30%
All America Latina Logistica S.A. (Brazil)	71,640	324,347
Norfolk Southern Corp.	43,900	3,201,627
RailAmerica, Inc.*	9,930	230,177

		3,756,151

Transportation Infrastructure - 0.06%
Groupe Eurotunnel S.A. (France)[1]	44,610	375,331
Malaysia Airports Holdings Berhad (Malaysia)[1]	191,750	366,444

		741,775

Total Industrials		18,216,683

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology - 5.20%
Communications Equipment - 1.06%
Alcatel-Lucent - ADR (France)*	128,570	$194,141
Cisco Systems, Inc.	238,158	4,798,884
Infinera Corp.*	71,690	513,300
Juniper Networks, Inc.*	210,090	4,502,229
Qualcomm, Inc.	43,920	2,803,853
Riverbed Technology, Inc.*	21,160	417,487

		13,229,894

Computers & Peripherals - 0.66%
Apple, Inc.*	900	525,816
EMC Corp.*	264,810	7,470,290
Immersion Corp.*	41,020	223,559

		8,219,665

Electronic Equipment, Instruments & Components - 0.45%
Amphenol Corp. - Class A	3,450	200,583
Corning, Inc.	314,390	4,511,497
Hitachi Ltd. (Japan)[1]	61,400	391,072
Keyence Corp. (Japan)[1]	660	155,776
Maxwell Technologies, Inc.*	5,210	49,547
Nippon Electric Glass Co. Ltd. (Japan)[1]	32,800	265,016

		5,573,491

Internet Software & Services - 1.03%
The Active Network, Inc.*	31,330	526,344
comScore, Inc.*	19,750	393,420
Google, Inc. - Class A*	17,795	10,770,068
LogMeIn, Inc.*	2,890	104,069
Tencent Holdings Ltd. (China)[1]	15,600	488,027
Velti plc - ADR (Ireland)*	44,090	526,875

		12,808,803

IT Services - 1.20%
Amadeus IT Holding S.A. - Class A (Spain)[1]	120,300	2,462,763
Amdocs Ltd. - ADR (Guernsey)*	17,140	548,480
Cap Gemini S.A. (France)[1]	16,320	637,578
Euronet Worldwide, Inc.*	17,100	369,873
MasterCard, Inc. - Class A	11,930	5,395,581
Visa, Inc. - Class A	42,080	5,174,998
The Western Union Co.	22,320	410,242

		14,999,515

Semiconductors & Semiconductor Equipment - 0.09%
Aixtron SE NA (Germany)[1]	9,200	168,094

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment (continued)
Samsung Electronics Co. Ltd. (South Korea)[1]	260	$318,230
Sumco Corp. (Japan)*[1]	22,300	236,729
Tokyo Electron Ltd. (Japan)[1]	3,900	216,123
Veeco Instruments, Inc.*	5,200	156,988

		1,096,164

Software - 0.71%
Autodesk, Inc.*	108,140	4,257,472
Aveva Group plc (United Kingdom)[1]	6,270	169,775
Electronic Arts, Inc.*	264,460	4,067,395
RealPage, Inc.*	13,310	241,577
SAP AG (Germany)[1]	2,290	151,858

		8,888,077

Total Information Technology		64,815,609

Materials - 1.44%
Chemicals - 1.11%
Arkema S.A. (France)[1]	2	177
BASF SE (Germany)[1]	3,350	275,815
Calgon Carbon Corp.*	9,140	126,498
Flotek Industries, Inc.*	5,370	73,247
Johnson Matthey plc (United Kingdom)[1]	9,480	355,988
Linde AG (Germany)[1]	1,490	255,033
Monsanto Co.	129,730	9,882,831
Shin-Etsu Chemical Co. Ltd. (Japan)[1]	1,200	69,264
Syngenta AG (Switzerland)[1]	8,010	2,808,920

		13,847,773

Construction Materials - 0.02%
CRH plc (Ireland)[1]	5,320	107,837
Eagle Materials, Inc.	2,260	79,597
Holcim Ltd. (Switzerland)[1]	1,230	76,718

		264,152

Metals & Mining - 0.31%
Alcoa, Inc.	383,680	3,733,206
Alumina Ltd. (Australia)[1]	41,870	50,012
Norsk Hydro ASA (Norway)[1]	9,330	45,495

		3,828,713

Total Materials		17,940,638

Telecommunication Services - 0.45%
Diversified Telecommunication Services - 0.41%
Swisscom AG - ADR (Switzerland)[4]	3,150	116,707

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Telecommunication Services (continued)
Diversified Telecommunication Services (continued)
Telefonica S.A. - ADR (Spain)	19,310	$282,505
Telenor ASA (Norway)[1]	241,940	4,447,198
Telenor ASA - ADR (Norway)[4]	4,550	250,659

		5,097,069

Wireless Telecommunication Services - 0.04%
DiGi.com Berhad (Malaysia)[1]	255,910	340,576
MTN Group Ltd. (South Africa)[1]	4,350	76,072
SK Telecom Co. Ltd. - ADR (South Korea)	11,320	153,046

		569,694

Total Telecommunication Services		5,666,763

Utilities - 0.03%
Electric Utilities - 0.01%
E.ON AG (Germany)[1]	4,875	110,378

Multi-Utilities - 0.01%
National Grid plc (United Kingdom)[1]	8,760	94,595

Water Utilities - 0.01%
Cia de Saneamento de Minas Gerais - Copasa MG (Brazil)	5,860	137,266

Total Utilities		342,239

TOTAL COMMON STOCKS
(Identified Cost $258,091,635)		288,793,348

PREFERRED STOCKS - 0.24%

Financials - 0.24%
Commercial Banks - 0.15%
BB&T Corp. (non-cumulative), 5.85%[5]	23,500	587,500
PNC Financial Services Group, Inc., Series K (non-cumulative), 8.25%[5]	180,000	186,667
U.S. Bancorp., Series F (non-cumulative), 6.50%[5]	39,000	1,055,340

		1,829,507

Diversified Financial Services - 0.05%
Bank of America Corp., Series M (non-cumulative), 8.125%[5]	585,000	606,177

Real Estate Investment Trusts (REITS) - 0.04%
Public Storage, Series Q, 6.50%	18,560	510,771

Total Financials		2,946,455

TOTAL PREFERRED STOCKS
(Identified Cost $2,798,208)		2,946,455

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS - 27.25%

Convertible Corporate Bonds - 0.09%
Financials - 0.04%
Real Estate Investment Trusts (REITS) - 0.04%
BioMed Realty LP6, 3.75%, 1/15/2030	$410,000	$495,075

Health Care - 0.01%
Health Care Equipment & Supplies - 0.01%
Alere, Inc., 3.00%, 5/15/2016	180,000	174,600

Information Technology - 0.01%
Computers & Peripherals - 0.01%
EMC Corp., 1.75%, 12/1/2013	40,000	71,100

Materials - 0.03%
Containers & Packaging - 0.03%
Owens-Brockway Glass Container, Inc.[6], 3.00%, 6/1/2015	360,000	351,450

Total Convertible Corporate Bonds
(Identified Cost $1,032,794)		1,092,225

Non-Convertible Corporate Bonds - 27.16%
Consumer Discretionary - 4.52%
Auto Components - 0.02%
UCI International, Inc., 8.625%, 2/15/2019	295,000	302,375

Hotels, Restaurants & Leisure - 0.38%
International Game Technology, 7.50%, 6/15/2019	4,000,000	4,751,708

Household Durables - 0.49%
Newell Rubbermaid, Inc., 4.70%, 8/15/2020	820,000	887,428
Taylor Morrison Communities, Inc. - Monarch Communities, Inc.[6], 7.75%, 4/15/2020	340,000	350,200
Tupperware Brands Corp., 4.75%, 6/1/2021	4,750,000	4,885,703

		6,123,331

Media - 3.09%
Cablevision Systems Corp., 8.625%, 9/15/2017	290,000	318,275
Columbus International, Inc. (Barbados)[6], 11.50%, 11/20/2014	130,000	141,050
Comcast Corp., 5.15%, 3/1/2020	8,000,000	9,334,400
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	6,000,000	6,667,542
Discovery Communications LLC, 5.05%, 6/1/2020	6,580,000	7,518,295
Intelsat Jackson Holdings S.A. (Luxembourg), 7.25%, 4/1/2019	305,000	317,963
Kabel BW GmbH (Germany)[6], 7.50%, 3/15/2019	280,000	298,900
MDC Partners, Inc. (Canada), 11.00%, 11/1/2016	270,000	293,625
Nara Cable Funding Ltd. (Ireland)[6], 8.875%, 12/1/2018	370,000	338,550
NBCUniversal Media LLC, 5.15%, 4/30/2020	980,000	1,127,606
Time Warner, Inc., 4.875%, 3/15/2020	6,000,000	6,718,200
Time Warner, Inc., 4.75%, 3/29/2021	4,215,000	4,702,106
Unitymedia Hessen GmbH & Co. KG - Unitymedia NRW GmbH (Germany)[6], 8.125%, 12/1/2017	475,000	509,437

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Media (continued)
XM Satellite Radio, Inc.[6], 7.625%, 11/1/2018	$170,000	$185,300

		38,471,249

Multiline Retail - 0.03%
Target Corp., 6.00%, 1/15/2018	325,000	399,394

Specialty Retail - 0.45%
Advance Auto Parts, Inc., 4.50%, 1/15/2022	1,490,000	1,570,327
The Home Depot, Inc., 5.40%, 3/1/2016	510,000	588,630
Lowe’s Companies, Inc., 6.10%, 9/15/2017	1,800,000	2,176,681
Rent-A-Center, Inc., 6.625%, 11/15/2020	550,000	574,750
Toys R Us Property Co. II LLC, 8.50%, 12/1/2017	605,000	629,200

		5,539,588

Textiles, Apparel & Luxury Goods - 0.06%
Jones Group - Apparel Group Holdings - Apparel Group USA - Footwear Accessories Retail, 6.875%, 3/15/2019	330,000	321,337
VF Corp., 5.95%, 11/1/2017	330,000	393,885

		715,222

Total Consumer Discretionary		56,302,867

Consumer Staples - 0.65%
Beverages - 0.06%
Constellation Brands, Inc., 7.25%, 9/1/2016	305,000	344,650
Constellation Brands, Inc., 7.25%, 5/15/2017	155,000	175,150
PepsiCo, Inc., 5.00%, 6/1/2018	110,000	129,616
PepsiCo, Inc., 7.90%, 11/1/2018	63,000	85,482

		734,898

Food Products - 0.56%
Kraft Foods, Inc., 6.125%, 2/1/2018	335,000	403,350
Kraft Foods, Inc., 5.375%, 2/10/2020	5,665,000	6,635,970

		7,039,320

Personal Products - 0.03%
Revlon Consumer Products Corp., 9.75%, 11/15/2015	335,000	361,381

Total Consumer Staples		8,135,599

Energy - 1.71%
Energy Equipment & Services - 0.81%
Baker Hughes, Inc., 7.50%, 11/15/2018	305,000	405,913
Calfrac Holdings LP6, 7.50%, 12/1/2020	665,000	651,700
Schlumberger Oilfield plc (United Kingdom)[6], 4.20%, 1/15/2021	125,000	138,141
SESI LLC, 6.375%, 5/1/2019	280,000	291,200
Thermon Industries, Inc., 9.50%, 5/1/2017	307,000	337,700

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Energy Equipment & Services (continued)
Trinidad Drilling Ltd. (Canada)[6], 7.875%, 1/15/2019	$330,000	$351,450
Weatherford International Ltd. (Switzerland), 9.625%, 3/1/2019	6,000,000	7,937,274

		10,113,378

Oil, Gas & Consumable Fuels - 0.90%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	2,950,000	3,410,625
Anadarko Petroleum Corp., 8.70%, 3/15/2019	1,220,000	1,623,081
Anadarko Petroleum Corp., 6.95%, 6/15/2019	3,000,000	3,696,840
Apache Corp., 6.90%, 9/15/2018	155,000	196,671
Chaparral Energy, Inc., 8.25%, 9/1/2021	295,000	314,175
Chaparral Energy, Inc.[6], 7.625%, 11/15/2022	200,000	204,000
Chesapeake Oilfield Operating LLC - Chesapeake Oilfield Finance, Inc.[6], 6.625%, 11/15/2019	530,000	498,200
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/2017	305,000	334,737
PBF Holding Co. LLC - PBF Finance Corp.[6], 8.25%, 2/15/2020	370,000	382,950
Targa Resources Partners LP - Targa Resources Partners Finance Corp., 8.25%, 7/1/2016	175,000	184,188
Tesoro Corp., 9.75%, 6/1/2019	255,000	290,063

		11,135,530

Total Energy		21,248,908

Financials - 13.31%
Capital Markets - 3.12%
Barclays Bank plc (United Kingdom)[6], 2.50%, 9/21/2015	1,305,000	1,338,391
BNP Paribas Home Loan Covered Bonds S.A. (France)[6], 2.20%, 11/2/2015	1,305,000	1,308,351
The Charles Schwab Corp., 4.45%, 7/22/2020	7,000,000	7,763,840
Credit Suisse AG (Switzerland)[6], 2.60%, 5/27/2016	7,795,000	7,979,500
GFI Group, Inc., 8.375%, 7/19/2018	435,000	401,287
Goldman Sachs Capital I, 6.345%, 2/15/2034	380,000	354,379
Goldman Sachs Capital II7, 5.793%, 6/1/2043	1,500,000	1,031,250
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	335,000	364,644
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	8,165,000	8,471,808
Jefferies Group, Inc., 8.50%, 7/15/2019	1,405,000	1,552,525
Merrill Lynch & Co., Inc., 6.05%, 8/15/2012	4,500,000	4,565,205
Morgan Stanley, 5.50%, 1/26/2020	2,650,000	2,590,306
Morgan Stanley, 5.75%, 1/25/2021	1,000,000	987,434
Neuberger Berman Group LLC - Neuberger Berman Finance Corp.[6], 5.625%, 3/15/2020	70,000	71,050
Neuberger Berman Group LLC - Neuberger Berman Finance Corp.[6], 5.875%, 3/15/2022	140,000	142,450

		38,922,420

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Commercial Banks - 4.73%
Bank of Montreal (Canada)[6], 1.30%, 10/31/2014	$4,535,000	$4,595,107
Bank of Montreal (Canada)[6], 2.625%, 1/25/2016	3,620,000	3,816,161
Bank of Nova Scotia (Canada)[6], 1.45%, 7/26/2013	6,935,000	7,018,296
Bank of Nova Scotia (Canada)[6], 1.65%, 10/29/2015	1,305,000	1,330,412
Canadian Imperial Bank of Commerce (Canada)[6], 1.50%, 12/12/2014	3,240,000	3,298,589
CIT Group, Inc., 5.25%, 3/15/2018	355,000	365,650
Intesa Sanpaolo S.p.A. (Italy)[6], 6.50%, 2/24/2021	490,000	445,193
KeyBank National Association, 5.45%, 3/3/2016	550,000	610,839
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	315,000	366,608
National Bank of Canada (Canada)[6], 2.20%, 10/19/2016	6,175,000	6,402,950
National City Corp., 6.875%, 5/15/2019	7,000,000	8,286,649
PNC Bank National Association, 5.25%, 1/15/2017	195,000	217,249
Royal Bank of Canada (Canada)[6], 3.125%, 4/14/2015	5,815,000	6,161,865
Santander Holdings USA, Inc., 4.625%, 4/19/2016	140,000	139,517
Santander Issuances S.A. Unipersonal (Spain)[6], 5.911%, 6/20/2016	450,000	437,912
Societe Generale S.A. (France)[6], 5.75%, 4/20/2016	490,000	472,351
The Toronto-Dominion Bank (Canada)[6], 2.20%, 7/29/2015	1,305,000	1,356,238
The Toronto-Dominion Bank (Canada)[6], 1.625%, 9/14/2016	7,075,000	7,158,711
U.S. Bank National Association, 6.30%, 2/4/2014	100,000	109,052
Wachovia Corp., 5.25%, 8/1/2014	5,935,000	6,381,627

		58,970,976

Consumer Finance - 0.94%
American Express Co., 8.125%, 5/20/2019	7,025,000	9,304,395
American Express Co.[7], 6.80%, 9/1/2066	1,190,000	1,215,585
Credit Acceptance Corp., 9.125%, 2/1/2017	550,000	598,125
Discover Financial Services[6], 5.20%, 4/27/2022	520,000	539,656

		11,657,761

Diversified Financial Services - 1.66%
Bank of America Corp., 4.875%, 1/15/2013	1,800,000	1,843,063
Bank of America Corp., 5.75%, 8/15/2016	205,000	213,966
Bank of America Corp., 5.65%, 5/1/2018	460,000	486,509
Bank of America Corp., 7.625%, 6/1/2019	4,315,000	4,973,266
Bank of America Corp.[8], 5.13%, 2/24/2026	353,000	345,043
Citigroup, Inc., 8.50%, 5/22/2019	7,080,000	8,796,751
CNH Capital LLC[6], 6.25%, 11/1/2016	310,000	330,537
JPMorgan Chase & Co., 6.30%, 4/23/2019	2,000,000	2,341,754
JPMorgan Chase & Co., 4.95%, 3/25/2020	1,255,000	1,378,171

		20,709,060

Insurance - 0.22%
American International Group, Inc., 4.25%, 5/15/2013	200,000	204,016

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Insurance (continued)
Fidelity National Financial, Inc., 6.60%, 5/15/2017	$1,075,000	$1,145,227
Genworth Financial, Inc., 7.625%, 9/24/2021	1,165,000	1,150,319
Hartford Financial Services Group, Inc.[7], 8.125%, 6/15/2038	235,000	246,750

		2,746,312

Real Estate Investment Trusts (REITS) - 2.64%
BioMed Realty LP, 3.85%, 4/15/2016	470,000	487,774
Boston Properties LP, 5.875%, 10/15/2019	5,150,000	5,966,033
Camden Property Trust, 5.70%, 5/15/2017	2,270,000	2,553,089
Digital Realty Trust LP, 5.25%, 3/15/2021	880,000	932,059
DuPont Fabros Technology LP, 8.50%, 12/15/2017	450,000	496,125
HCP, Inc., 6.70%, 1/30/2018	6,255,000	7,319,107
Health Care REIT, Inc., 6.20%, 6/1/2016	520,000	576,848
Health Care REIT, Inc., 4.95%, 1/15/2021	4,000,000	4,152,952
Mack-Cali Realty LP, 7.75%, 8/15/2019	315,000	387,515
National Retail Properties, Inc., 6.875%, 10/15/2017	280,000	321,409
Simon Property Group LP, 10.35%, 4/1/2019	6,180,000	8,573,149
UDR, Inc., 4.625%, 1/10/2022	1,080,000	1,129,580

		32,895,640

Total Financials		165,902,169

Health Care - 1.00%
Biotechnology - 0.57%
Amgen, Inc., 3.45%, 10/1/2020	7,000,000	7,161,784

Health Care Equipment & Supplies - 0.13%
Alere, Inc., 9.00%, 5/15/2016	577,000	596,474
Fresenius Medical Care US Finance, Inc., 6.875%, 7/15/2017	395,000	432,031
Fresenius US Finance II, Inc.[6], 9.00%, 7/15/2015	470,000	538,738

		1,567,243

Health Care Providers & Services - 0.18%
HCA, Inc., 6.50%, 2/15/2020	340,000	363,800
Health Management Associates, Inc., 6.125%, 4/15/2016	640,000	672,000
STHI Holding Corp.[6], 8.00%, 3/15/2018	300,000	319,500
UnitedHealth Group, Inc., 4.70%, 2/15/2021	790,000	901,177

		2,256,477

Life Sciences Tools & Services - 0.04%
Thermo Fisher Scientific, Inc., 4.50%, 3/1/2021	450,000	514,559

Pharmaceuticals - 0.08%
Novartis Securities Investment Ltd. (Bermuda), 5.125%, 2/10/2019	525,000	624,894

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care (continued)
Pharmaceuticals (continued)
Valeant Pharmaceuticals International[6], 6.75%, 8/15/2021	$350,000	$340,375

		965,269

Total Health Care		12,465,332

Industrials - 2.72%
Aerospace & Defense - 0.26%
The Boeing Co., 6.00%, 3/15/2019	2,410,000	3,000,185
Ducommun, Inc., 9.75%, 7/15/2018	295,000	311,963

		3,312,148

Air Freight & Logistics - 0.54%
Aguila 3 S.A. (Luxembourg)[6], 7.875%, 1/31/2018	570,000	597,075
FedEx Corp., 8.00%, 1/15/2019	4,690,000	6,165,132

		6,762,207

Airlines - 0.23%
Continental Airlines, Inc.[6], 6.75%, 9/15/2015	640,000	655,200
Delta Air Lines Pass-Through Trust, Series 2007-1, Class A, 6.821%, 8/10/2022	128,263	138,845
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B, 6.375%, 1/2/2016	395,000	395,000
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	135,000	135,675
Southwest Airlines Co., 5.25%, 10/1/2014	355,000	381,481
Southwest Airlines Co., 5.75%, 12/15/2016	1,070,000	1,190,521

		2,896,722

Building Products - 0.09%
Building Materials Corp. of America[6], 6.875%, 8/15/2018	175,000	183,750
Building Materials Corp. of America[6], 7.50%, 3/15/2020	315,000	335,475
Owens Corning, 9.00%, 6/15/2019	445,000	552,110

		1,071,335

Commercial Services & Supplies - 0.37%
Garda World Security Corp. (Canada)[6], 9.75%, 3/15/2017	435,000	461,100
International Lease Finance Corp., 8.625%, 1/15/2022	295,000	337,448
Waste Management, Inc., 7.375%, 3/11/2019	3,000,000	3,815,145

		4,613,693

Industrial Conglomerates - 0.75%
General Electric Capital Corp., 5.625%, 5/1/2018	1,800,000	2,086,243
General Electric Capital Corp., 5.50%, 1/8/2020	2,610,000	2,984,261
General Electric Co., 5.25%, 12/6/2017	180,000	210,063
Textron, Inc., 5.60%, 12/1/2017	3,150,000	3,447,218
Textron, Inc., 7.25%, 10/1/2019	350,000	407,790

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Industrial Conglomerates (continued)
Tyco Electronics Group S.A. (Luxembourg), 4.875%, 1/15/2021	$170,000	$187,460

		9,323,035

Machinery - 0.32%
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	305,000	391,080
Dynacast International LLC - Dynacast Finance, Inc.[6], 9.25%, 7/15/2019	430,000	451,500
John Deere Capital Corp., 5.75%, 9/10/2018	2,060,000	2,517,135
Kennametal, Inc., 3.875%, 2/15/2022	570,000	580,931

		3,940,646

Marine - 0.04%
Navios Maritime Holdings, Inc. - Navios Maritime Finance US, Inc. (Marshall Island), 8.875%, 11/1/2017	485,000	498,337

Road & Rail - 0.12%
Avis Budget Car Rental LLC - Avis Budget Finance, Inc., 8.25%, 1/15/2019	320,000	335,200
JB Hunt Transport Services, Inc., 3.375%, 9/15/2015	935,000	968,043
Union Pacific Corp., 5.65%, 5/1/2017	175,000	205,208

		1,508,451

Total Industrials		33,926,574

Information Technology - 0.54%
Communications Equipment - 0.08%
Hughes Satellite Systems Corp., 6.50%, 6/15/2019	580,000	620,600
ViaSat, Inc.[6], 6.875%, 6/15/2020	300,000	303,750

		924,350

Electronic Equipment, Instruments & Components - 0.36%
Amphenol Corp., 4.00%, 2/1/2022	305,000	312,387
Corning, Inc., 6.625%, 5/15/2019	3,200,000	3,881,968
CPI International, Inc., 8.00%, 2/15/2018	275,000	242,344

		4,436,699

IT Services - 0.05%
The Western Union Co., 5.253%, 4/1/2020	590,000	669,857

Semiconductors & Semiconductor Equipment - 0.02%
Advanced Micro Devices, Inc., 7.75%, 8/1/2020	85,000	93,713
MagnaChip Semiconductor S.A. - MagnaChip Semiconductor Finance Co., 10.50%, 4/15/2018	180,000	202,050

		295,763

Software - 0.03%
Sophia LP - Sophia Finance, Inc.[6], 9.75%, 1/15/2019	315,000	337,837

Total Information Technology		6,664,506

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials - 1.76%
Chemicals - 0.09%
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	$320,000	$397,208
LyondellBasell Industries N.V. (Netherlands)[6], 5.00%, 4/15/2019	340,000	351,050
Taminco Global Chemical Corp.[6], 9.75%, 3/31/2020	320,000	334,400

		1,082,658

Containers & Packaging - 0.06%
Longview Fibre Paper & Packaging, Inc.[6], 8.00%, 6/1/2016	290,000	292,900
Reynolds Group Issuer, Inc. - Reynolds Group Issuer LLC[6], 9.875%, 8/15/2019	480,000	500,400

		793,300

Metals & Mining - 0.65%
Alcoa, Inc., 5.72%, 2/23/2019	2,032,000	2,198,677
Alcoa, Inc., 5.87%, 2/23/2022	295,000	315,503
Allegheny Technologies, Inc., 5.95%, 1/15/2021	550,000	609,562
ArcelorMittal (Luxembourg), 5.50%, 3/1/2021	930,000	916,024
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	925,000	1,170,897
Calcipar S.A. (Luxembourg)[6], 6.875%, 5/1/2018	340,000	348,500
Cliffs Natural Resources, Inc., 4.80%, 10/1/2020	615,000	645,121
FMG Resources August 2006 Pty. Ltd. (Australia)[6], 6.875%, 2/1/2018	485,000	498,337
Rio Tinto Finance USA Ltd. (Australia), 3.75%, 9/20/2021	770,000	815,924
Teck Resources Ltd. (Canada), 3.00%, 3/1/2019	575,000	574,280

		8,092,825

Paper & Forest Products - 0.96%
International Paper Co., 9.375%, 5/15/2019	8,500,000	11,360,080
International Paper Co., 7.50%, 8/15/2021	490,000	622,080

		11,982,160

Total Materials		21,950,943

Telecommunication Services - 0.43%
Diversified Telecommunication Services - 0.27%
Inmarsat Finance plc (United Kingdom)[6], 7.375%, 12/1/2017	675,000	725,625
Sable International Finance Ltd. (Cayman Islands)[6], 8.75%, 2/1/2020	370,000	393,125
UPCB Finance III Ltd. (Cayman Islands)[6], 6.625%, 7/1/2020	340,000	345,100
UPCB Finance VI Ltd. (Cayman Islands)[6], 6.875%, 1/15/2022	345,000	354,487
Verizon Communications, Inc., 3.00%, 4/1/2016	475,000	506,423
Wind Acquisition Finance S.A. (Luxembourg)[6], 11.75%, 7/15/2017	160,000	157,200
Wind Acquisition Finance S.A. (Luxembourg)[6], 7.25%, 2/15/2018	630,000	598,500
Windstream Corp., 7.50%, 6/1/2022	295,000	309,013

		3,389,473

Wireless Telecommunication Services - 0.16%
CC Holdings GS V LLC - Crown Castle GS III Corp.[6], 7.75%, 5/1/2017	550,000	599,500

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Wireless Telecommunication Services (continued)
Crown Castle Towers LLC[6], 6.113%, 1/15/2020	$390,000	$445,369
Crown Castle Towers LLC[6], 4.883%, 8/15/2020	224,000	237,600
NII Capital Corp., 8.875%, 12/15/2019	230,000	231,725
NII Capital Corp., 7.625%, 4/1/2021	305,000	283,650
SBA Tower Trust[6], 5.101%, 4/15/2017	200,000	217,641

		2,015,485

Total Telecommunication Services		5,404,958

Utilities - 0.52%
Electric Utilities - 0.51%
Allegheny Energy Supply Co. LLC[6], 5.75%, 10/15/2019	365,000	402,211
Exelon Generation Co. LLC, 5.20%, 10/1/2019	5,000,000	5,632,165
Southwestern Electric Power Co., 6.45%, 1/15/2019	335,000	401,398

		6,435,774

Multi-Utilities - 0.01%
CenterPoint Energy Resources Corp., Series B, 7.875%, 4/1/2013	85,000	90,300

Total Utilities		6,526,074

Total Non-Convertible Corporate Bonds
(Identified Cost $316,424,150)		338,527,930

TOTAL CORPORATE BONDS
(Identified Cost $317,456,944)		339,620,155

MUTUAL FUNDS - 0.23%

iShares iBoxx Investment Grade Corporate Bond Fund
(Identified Cost $2,896,457)	24,610	2,866,573

U.S. TREASURY SECURITIES - 4.43%

U.S. Treasury Notes - 4.43%
U.S. Treasury Note, 0.625%, 2/28/2013	$10,000,000	10,035,550
U.S. Treasury Note, 0.25%, 1/31/2014	8,000,000	8,000,312
U.S. Treasury Note, 2.125%, 12/31/2015	13,800,000	14,602,125
U.S. Treasury Note, 2.00%, 4/30/2016	5,000,000	5,276,170
U.S. Treasury Note, 2.75%, 12/31/2017	12,650,000	13,887,322
U.S. Treasury Note, 3.75%, 11/15/2018	3,000,000	3,488,907

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $52,918,436)		55,290,386

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT	VALUE (NOTE 2)

ASSET-BACKED SECURITIES - 0.38%

Credit Acceptance Auto Loan Trust, Series 2012-1A, Class A6, 2.20%, 9/16/2019	$2,560,000	$2,566,788
FDIC Trust, Series 2011-R1, Class A6, 2.672%, 7/25/2026	1,605,194	1,648,757
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[6], 5.29%, 3/25/2016	170,000	186,333
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[6], 3.74%, 2/25/2017	300,000	317,819

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $4,634,493)		4,719,697

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.96%

Americold LLC Trust, Series 2010-ARTA, Class A1[6], 3.847%, 1/14/2029	450,169	477,288
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-2, Class A4[7], 5.731%, 5/10/2045	100,000	114,175
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-4, Class A4, 5.634%, 7/10/2046	1,500,000	1,695,118
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	900,000	986,643
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4[7], 5.719%, 9/11/2038	795,000	905,394
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	950,000	1,079,633
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[6], 3.759%, 4/15/2044	660,000	702,021
Citigroup - Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4[7], 5.213%, 7/15/2044	550,000	612,995
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3[7], 5.73%, 3/15/2049	100,000	112,968
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4[7], 5.749%, 6/10/2046	400,000	452,568
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[6], 3.156%, 7/10/2046	247,242	258,347
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1[6], 3.742%, 11/10/2046	980,534	1,047,548
FREMF Mortgage Trust, Series 2011-K701, Class B6,7, 4.287%, 7/25/2048	1,000,000	1,019,610
FREMF Mortgage Trust, Series 2011-K702, Class B6,7, 4.77%, 4/25/2044	1,430,000	1,461,729
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4[7], 5.874%, 7/10/2038	500,000	569,895
GS Mortgage Securities Corp. II, Series 2010-C2, Class A1[6], 3.849%, 12/10/2043	1,257,530	1,352,251
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4[7], 5.284%, 1/12/2043	1,370,000	1,498,950
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4[7], 5.198%, 12/15/2044	325,000	363,781
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4[7], 5.87%, 4/15/2045	1,230,000	1,407,878
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4[7], 5.87%, 6/15/2038	1,290,000	1,471,954
LSTAR Commercial Mortgage Trust, Series 2011-1, Class A6, 3.913%, 6/25/2043	1,247,757	1,312,571
Merrill Lynch - Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4[7], 5.414%, 7/12/2046	100,000	111,836
Morgan Stanley Capital I, Series 2005-IQ10, Class A4A7, 5.23%, 9/15/2042	750,000	827,071
Morgan Stanley Capital I, Series 2011-C1, Class A2[6], 3.884%, 9/15/2047	800,000	856,174
The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Vornado DP LLC, Series 2010-VNO, Class A2FX6, 4.004%, 9/13/2028	$155,000	$168,428
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[7], 5.204%, 10/15/2044	100,000	110,437
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4[7], 5.734%, 5/15/2043	100,000	113,432
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[7], 6.004%, 6/15/2045	1,090,000	1,249,048
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[6], 4.393%, 11/15/2043	265,000	293,843
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2[6], 3.791%, 2/15/2044	1,670,000	1,774,213

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $23,277,503)		24,407,799

FOREIGN GOVERNMENT BONDS - 3.25%

Province of British Columbia Canada (Canada), 2.85%, 6/15/2015	5,100,000	5,425,171
Province of Manitoba Canada (Canada), 2.625%, 7/15/2015	1,000,000	1,056,763
Province of Manitoba Canada, Series FH (Canada), 4.90%, 12/6/2016	2,620,000	3,057,181
Province of New Brunswick Canada (Canada), 5.20%, 2/21/2017	5,000,000	5,880,200
Province of Nova Scotia Canada (Canada), 5.125%, 1/26/2017	2,000,000	2,344,298
Province of Ontario Canada (Canada), 2.30%, 5/10/2016	10,315,000	10,733,376
Province of Quebec Canada (Canada), 5.125%, 11/14/2016	9,100,000	10,624,905
Republic of Italy (Italy), 2.125%, 10/5/2012	1,460,000	1,459,422

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $40,059,808)		40,581,316

U.S. GOVERNMENT AGENCIES - 35.46%

Mortgage-Backed Securities - 11.23%
Fannie Mae, Pool #805347, 5.50%, 1/1/2020	6,510	7,157
Fannie Mae, Pool #816064, 4.50%, 4/1/2020	73,222	80,139
Fannie Mae, Pool #851149, 5.00%, 4/1/2021	90,718	98,623
Fannie Mae, Pool #888468, 5.50%, 9/1/2021	3,058,146	3,349,466
Fannie Mae, Pool #995233, 5.50%, 10/1/2021	210,947	231,173
Fannie Mae, Pool #888017, 6.00%, 11/1/2021	264,287	289,777
Fannie Mae, Pool #995329, 5.50%, 12/1/2021	1,928,680	2,112,407
Fannie Mae, Pool #888136, 6.00%, 12/1/2021	340,645	373,500
Fannie Mae, Pool #899287, 5.00%, 2/1/2022	33,912	36,793
Fannie Mae, Pool #888815, 4.50%, 11/1/2022	286,898	309,156
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	3,381,699	3,703,841
Fannie Mae, Pool #AA1563, 4.50%, 2/1/2024	395,649	425,108
Fannie Mae, Pool #AC1557, 4.50%, 9/1/2024	632,592	679,693
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	203,162	222,028
Fannie Mae, Pool #357319, 6.00%, 12/1/2032	66,599	74,656
Fannie Mae, Pool #790393, 6.50%, 9/1/2034	1,609	1,835

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #745147, 4.50%, 12/1/2035	$233,869	$250,656
Fannie Mae, Pool #745418, 5.50%, 4/1/2036	5,306,481	5,833,191
Fannie Mae, Pool #886904, 6.50%, 9/1/2036	453,155	512,091
Fannie Mae, Pool #901895, 6.50%, 9/1/2036	37,126	41,955
Fannie Mae, Pool #888021, 6.00%, 12/1/2036	2,112,980	2,342,849
Fannie Mae, Pool #909786, 5.50%, 3/1/2037	2,034,073	2,225,800
Fannie Mae, Pool #899393, 6.00%, 4/1/2037	69,118	76,637
Fannie Mae, Pool #939487, 5.00%, 6/1/2037	36,979	40,182
Fannie Mae, Pool #918516, 5.50%, 6/1/2037	1,066,640	1,167,179
Fannie Mae, Pool #949709, 6.50%, 9/1/2037	824	931
Fannie Mae, Pool #950248, 6.00%, 10/1/2037	104,780	116,178
Fannie Mae, Pool #960196, 5.00%, 11/1/2037	17,487	19,002
Fannie Mae, Pool #933521, 5.00%, 1/1/2038	273,981	297,713
Fannie Mae, Pool #929084, 5.00%, 2/1/2038	112,006	121,708
Fannie Mae, Pool #972107, 5.00%, 2/1/2038	409,152	444,593
Fannie Mae, Pool #961950, 5.00%, 3/1/2038	3,529	3,834
Fannie Mae, Pool #973091, 5.00%, 3/1/2038	13,343	14,499
Fannie Mae, Pool #889260, 5.00%, 4/1/2038	218,662	237,603
Fannie Mae, Pool #912948, 5.00%, 5/1/2038	543,872	590,982
Fannie Mae, Pool #975840, 5.00%, 5/1/2038	412,360	448,079
Fannie Mae, Pool #976516, 5.00%, 5/1/2038	17,734	19,270
Fannie Mae, Pool #981636, 5.00%, 6/1/2038	11,745	12,762
Fannie Mae, Pool #981650, 5.00%, 6/1/2038	183,993	199,931
Fannie Mae, Pool #985554, 5.00%, 6/1/2038	23,438	25,468
Fannie Mae, Pool #982317, 6.00%, 6/1/2038	43,036	47,623
Fannie Mae, Pool #934329, 5.00%, 7/1/2038	156,315	169,856
Fannie Mae, Pool #995196, 6.00%, 7/1/2038	7,823,134	8,674,206
Fannie Mae, Pool #986458, 6.00%, 8/1/2038	197,723	218,800
Fannie Mae, Pool #987831, 6.00%, 9/1/2038	548,050	606,473
Fannie Mae, Pool #988990, 6.00%, 9/1/2038	12,081	13,369
Fannie Mae, Pool #990897, 6.00%, 9/1/2038	1,066,693	1,180,404
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038	969,741	1,075,238
Fannie Mae, Pool #983839, 5.00%, 11/1/2038	15,877	17,253
Fannie Mae, Pool #993920, 6.00%, 11/1/2038	325,608	360,318
Fannie Mae, Pool #257497, 6.00%, 12/1/2038	236,617	261,840
Fannie Mae, Pool #AA0675, 6.00%, 12/1/2038	202,808	224,428
Fannie Mae, Pool #971022, 5.00%, 1/1/2039	445,343	483,919
Fannie Mae, Pool #992293, 5.00%, 1/1/2039	141,431	153,682
Fannie Mae, Pool #994216, 5.00%, 1/1/2039	33,950	36,891
Fannie Mae, Pool #AA1717, 5.00%, 1/1/2039	166,635	181,069
Fannie Mae, Pool #AA1810, 5.00%, 1/1/2039	447,998	487,365
Fannie Mae, Pool #988811, 6.00%, 1/1/2039	240,097	265,692
Fannie Mae, Pool #983686, 5.00%, 2/1/2039	595,601	647,937

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AA1686, 5.00%, 3/1/2039	$117,423	$127,741
Fannie Mae, Pool #AA4461, 5.00%, 3/1/2039	25,080	27,284
Fannie Mae, Pool #AA3636, 6.00%, 3/1/2039	143,430	158,719
Fannie Mae, Pool #AA5087, 5.00%, 4/1/2039	38,214	41,572
Fannie Mae, Pool #AA7681, 4.50%, 6/1/2039	6,292,412	6,741,115
Fannie Mae, Pool #AD0527, 5.50%, 6/1/2039	2,082,160	2,278,420
Fannie Mae, Pool #AA6788, 6.00%, 8/1/2039	854,669	945,778
Fannie Mae, Pool #AC2881, 6.00%, 8/1/2039	143,115	158,371
Fannie Mae, Pool #AC1901, 5.00%, 9/1/2039	172,884	190,183
Fannie Mae, Pool #AC0463, 5.00%, 11/1/2039	350,178	380,948
Fannie Mae, Pool #AC5111, 5.00%, 11/1/2039	849,886	924,566
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	7,278,290	7,797,295
Fannie Mae, Pool #MA0259, 5.00%, 12/1/2039	295,032	320,957
Fannie Mae, Pool #AC8573, 5.00%, 1/1/2040	642,845	699,332
Fannie Mae, Pool #AC8791, 5.00%, 1/1/2040	28,844	31,478
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040	3,130,752	3,465,286
Fannie Mae, Pool #AE0951, 4.50%, 2/1/2041	4,422,947	4,738,341
Fannie Mae, Pool #AH9054, 4.50%, 4/1/2041	1,679,113	1,802,783
Fannie Mae, Pool #AI2468, 4.50%, 5/1/2041	1,020,132	1,095,267
Fannie Mae, Pool #AL0160, 4.50%, 5/1/2041	4,223,104	4,534,145
Fannie Mae, Pool #AJ1415, 4.50%, 9/1/2041	1,096,171	1,176,906
Fannie Mae, Pool #AE0604, 6.00%, 7/1/2039	7,288,665	8,105,726
Freddie Mac, Pool #B16835, 5.50%, 10/1/2019	4,720	5,138
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	1,101,380	1,199,047
Freddie Mac, Pool #G11912, 5.50%, 3/1/2021	140,088	153,430
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	334,044	362,114
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	233,107	252,695
Freddie Mac, Pool #J06512, 5.00%, 12/1/2022	54,292	58,604
Freddie Mac, Pool #G12966, 5.50%, 1/1/2023	23,921	25,952
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	192,522	208,579
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	339,727	373,953
Freddie Mac, Pool #G13136, 4.50%, 5/1/2023	37,622	40,245
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	164,721	178,710
Freddie Mac, Pool #G01736, 6.50%, 9/1/2034	4,619	5,287
Freddie Mac, Pool #G08216, 5.50%, 8/1/2037	3,336,440	3,637,892
Freddie Mac, Pool #G03332, 6.00%, 10/1/2037	374,032	413,261
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038	1,614,278	1,760,130
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	6,703,638	7,406,734
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	3,962,087	4,320,067
Freddie Mac, Pool #G04176, 5.50%, 5/1/2038	1,695,043	1,847,134
Freddie Mac, Pool #A78227, 5.50%, 6/1/2038	1,266,241	1,379,856
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	3,902,631	4,252,800
Freddie Mac, Pool #G04471, 5.50%, 7/1/2038	680,400	741,450

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	$2,978,744	$3,252,533
Freddie Mac, Pool #A86522, 4.50%, 5/1/2039	9,475,631	10,109,869
Freddie Mac, Pool #G06021, 5.50%, 1/1/2040	3,609,368	3,935,480
Freddie Mac, Pool #G05923, 5.50%, 2/1/2040	3,169,961	3,456,372
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	1,206,961	1,333,551
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	731,333	808,037
GNMA, Pool #398655, 6.50%, 5/15/2026	738	851
GNMA, Pool #452826, 9.00%, 1/15/2028	1,957	1,986
GNMA, Pool #460820, 6.00%, 6/15/2028	9,215	10,480
GNMA, Pool #458983, 6.00%, 1/15/2029	18,770	21,339
GNMA, Pool #530481, 8.00%, 8/15/2030	15,817	16,453
GNMA, Pool #577796, 6.00%, 1/15/2032	11,360	12,936
GNMA, Pool #671304, 5.50%, 6/15/2037	75,122	83,994
GNMA, Pool #671531, 5.50%, 9/15/2037	50,886	56,896
GNMA, Pool #671161, 5.50%, 11/15/2037	249,893	279,407
GNMA, Pool #672715, 5.50%, 5/15/2038	145,754	162,945

Total Mortgage-Backed Securities
(Identified Cost $137,053,871)		140,053,228

Other Agencies - 24.23%
Fannie Mae, 4.375%, 3/15/2013	32,396,000	33,562,418
Fannie Mae, 3.875%, 7/12/2013	11,000,000	11,480,425
Fannie Mae, 2.50%, 5/15/2014	22,500,000	23,511,442
Fannie Mae, 3.00%, 9/16/2014	11,000,000	11,686,587
Fannie Mae, 0.625%, 10/30/2014	16,000,000	16,073,456
Fannie Mae, 2.375%, 7/28/2015	15,500,000	16,385,732
Fannie Mae, 5.25%, 9/15/2016	9,500,000	11,266,230
Fannie Mae, 1.375%, 11/15/2016	27,000,000	27,564,921
Fannie Mae, 6.25%, 5/15/2029	2,334,000	3,244,549
Fannie Mae, 7.25%, 5/15/2030	2,102,000	3,238,987
Fannie Mae, 6.625%, 11/15/2030	2,220,000	3,241,415
Federal Farm Credit Bank, 5.125%, 8/25/2016	3,640,000	4,294,308
Federal Home Loan Bank, 3.625%, 10/18/2013	5,500,000	5,765,474
Federal Home Loan Bank, 5.00%, 11/17/2017	7,985,000	9,643,421
Freddie Mac, 0.875%, 10/28/2013	32,000,000	32,273,888
Freddie Mac, 0.75%, 11/25/2014	14,000,000	14,112,224
Freddie Mac, 2.875%, 2/9/2015	12,110,000	12,903,774
Freddie Mac, 2.00%, 8/25/2016	29,500,000	30,914,112
Freddie Mac, 1.00%, 3/8/2017	7,000,000	6,994,603
Freddie Mac, 2.375%, 1/13/2022	17,150,000	17,253,535
Freddie Mac, 6.75%, 3/15/2031	2,190,000	3,240,988

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT/ SHARES	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Other Agencies (continued)
Freddie Mac, 6.25%, 7/15/2032	$2,334,000	$3,339,032

Total Other Agencies
(Identified Cost $296,268,016)		301,991,521

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $433,321,887)		442,044,749

SHORT-TERM INVESTMENTS - 4.36%

Dreyfus Cash Management, Inc. - Institutional Shares[9], 0.06%,
(Identified Cost $54,304,964)	54,304,964	54,304,964

TOTAL INVESTMENTS - 100.73%
(Identified Cost $1,189,760,335)		1,255,575,442
LIABILITIES, LESS OTHER ASSETS - (0.73%)		(9,137,810)

NET ASSETS - 100%		$1,246,437,632

ADR - American Depository Receipt

*Non-income producing security

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Traded on Canadian exchange.

3Traded on Hong Kong exchange.

4Latest quoted sales price is not available and the latest quoted bid price was used to value the security.

5The rate shown is a fixed rate as of April 30, 2012; the rate becomes floating, based on LIBOR plus a spread, at dates ranging from 2013 to 2022.

6Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $85,870,088, or 6.89%, of the Series’ net assets as of April 30, 2012.

7The coupon rate is floating and is the effective rate as of April 30, 2012.

8Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of April 30, 2012.

9Rate shown is the current yield as of April 30, 2012.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Conservative Term Series

April 30, 2012 (unaudited)

ASSETS:

Investments, at value (identified cost $1,189,760,335) (Note 2)	$1,255,575,442
Foreign currency (identified cost $240,920)	240,732
Interest receivable	7,811,362
Receivable for fund shares sold	2,783,567
Receivable for securities sold	770,393
Dividends receivable	182,437
Foreign tax reclaims receivable	158,433
Other assets	93,303

TOTAL ASSETS	1,267,615,669

LIABILITIES:

Accrued management fees (Note 3)	601,031
Accrued shareholder services fees (Class S) (Note 3)	153,803
Accrued fund accounting and administration fees (Note 3)	62,981
Accrued distribution and service (Rule 12b-1) fees (Class C) (Class R) (Note 3)	49,498
Accrued transfer agent fees (Note 3)	33,618
Accrued directors’ fees (Note 3)	2,380
Accrued Chief Compliance Officer service fees (Note 3)	415
Payable for securities purchased	17,638,938
Payable for fund shares repurchased	2,582,675
Other payables and accrued expenses	52,698

TOTAL LIABILITIES	21,178,037

TOTAL NET ASSETS	$1,246,437,632

NET ASSETS CONSIST OF:

Capital stock	$988,754
Additional paid-in-capital	1,168,110,420
Undistributed net investment income	5,850,732
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	5,665,214
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	65,822,512

TOTAL NET ASSETS	$1,246,437,632

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Conservative Term Series

April 30, 2012 (unaudited)

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($958,222,135/71,981,017 shares)	$13.31

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($221,078,304/20,476,529 shares)	$10.80

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class C ($57,207,983/5,468,614 shares)	$10.46

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R ($9,929,210/949,248 shares)	$10.46

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Conservative Term Series

For the Six Months Ended April 30, 2012 (unaudited)

INVESTMENT INCOME:

Interest	$12,480,610
Dividends (net of foreign taxes withheld, $90,279)	2,328,804

Total Investment Income	14,809,414

EXPENSES:

Management fees (Note 3)	3,468,832
Shareholder services fees (Class S) (Note 3)	904,512
Distribution and service (Rule 12b-1) fees (Class C) (Note 3)	245,338
Fund accounting and administration fees (Note 3)	125,005
Transfer agent fees (Note 3)	90,002
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	14,970
Directors’ fees (Note 3)	13,231
Chief Compliance Officer service fees (Note 3)	1,246
Custodian fees	42,037
Miscellaneous	155,235

Total Expenses	5,060,408

NET INVESTMENT INCOME	9,749,006

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on- Investments	5,968,826
Foreign currency and translation of other assets and liabilities (net of Brazilian tax of $4,350)	(32,982)
Forward foreign currency exchange contracts	11,060

5,946,904

Net change in unrealized appreciation (depreciation) on- Investments	31,715,651
Foreign currency and translation of other assets and liabilities	(778)
Forward foreign currency exchange contracts	(132)

31,714,741

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	37,661,645

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$47,410,651

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Conservative Term Series

	FOR THE SIX MONTHS ENDED 4/30/12 (UNAUDITED)	FOR THE YEAR ENDED 10/31/11
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$9,749,006	$18,446,768
Net realized gain (loss) on investments and foreign currency (net of Brazilian tax of $4,350 and $30,868, respectively)	5,946,904	18,539,491
Net change in unrealized appreciation (depreciation) on investments and foreign currency	31,714,741	(9,715,102)

Net increase from operations	47,410,651	27,271,157

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(10,238,360)	(13,191,554)
From net investment income (Class I)	(2,724,216)	(3,512,349)
From net investment income (Class C)	(517,279)	(371,207)
From net investment income (Class R)	(77,695)	(4,541)
From net realized gain on investments (Class S)	(14,036,266)	(17,869,909)
From net realized gain on investments (Class I)	(3,415,773)	(4,243,177)
From net realized gain on investments (Class C)	(925,150)	(600,819)
From net realized gain on investments (Class R)	(105,151)	(201)

Total distributions to shareholders	(32,039,890)	(39,793,757)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	133,303,435	269,691,096

Net increase in net assets	148,674,196	257,168,496

NET ASSETS:

Beginning of period	1,097,763,436	840,594,940

End of period (including undistributed net investment income of $5,850,732 and $9,659,276,respectively)	$1,246,437,632	$1,097,763,436

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class S

	FOR THE SIX	FOR THE YEARS ENDED
	MONTHS ENDED 4/30/12 (UNAUDITED)	10/31/11	10/31/10	10/31/09	10/31/08	10/31/07
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.16	$13.37	$12.21	$11.13	$12.74	$12.35

Income (loss) from investment operations:
Net investment income	0.11 [1]	0.25 [1]	0.29 [1]	0.23 [1]	0.24	0.30
Net realized and unrealized gain (loss) on investments	0.40	0.12	1.07	1.07	(1.15)	0.65

Total from investment operations	0.51	0.37	1.36	1.30	(0.91)	0.95

Less distributions to shareholders:
From net investment income	(0.15)	(0.24)	(0.20)	(0.22)	(0.27)	(0.31)
From net realized gain on investments	(0.21)	(0.34)	—	—	(0.43)	(0.25)

Total distributions to shareholders	(0.36)	(0.58)	(0.20)	(0.22)	(0.70)	(0.56)

Net asset value - End of period	$13.31	$13.16	$13.37	$12.21	$11.13	$12.74

Net assets - End of period (000’s omitted)	$958,222	$870,693	$683,681	$328,201	$139,174	$110,567

Total return[2]	4.07%	2.87%	11.26%	11.83%	(7.52%)	7.95%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.87%[3]	0.89%	0.90%	0.90%	0.92%	0.99%
Net investment income	1.69%[3]	1.87%	2.28%	1.97%	2.33%	2.73%
Series portfolio turnover	20%	25%	42%	47%	45%	49%

* For certain periods presented, the investment advisor did not impose all or a portion of its management fees and/or other fees. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amount:

	N/A	N/A	0.00%[4]	0.03%	0.05%	N/A

1Calculated based on average shares outstanding during the period.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

3Annualized.

4Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class I

	FOR THE SIX MONTHS ENDED 4/30/12	FOR THE YEARS ENDED			FOR THE PERIOD 3/28/08[1] TO 10/31/08
	(UNAUDITED)	10/31/11	10/31/10	10/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.75	$11.03	$10.11	$9.27	$10.00

Income (loss) from investment operations:
Net investment income	0.10 [2]	0.22 [2]	0.26 [2]	0.21 [2]	0.06
Net realized and unrealized gain (loss) on investments	0.33	0.10	0.88	0.87	(0.74)

Total from investment operations	0.43	0.32	1.14	1.08	(0.68)

Less distributions to shareholders:
From net investment income	(0.17)	(0.26)	(0.22)	(0.24)	(0.05)
From net realized gain on investments	(0.21)	(0.34)	—	—	—

Total distributions to shareholders	(0.38)	(0.60)	(0.22)	(0.24)	(0.05)

Net asset value - End of period	$10.80	$10.75	$11.03	$10.11	$9.27

Net assets - End of period (000’s omitted)	$221,078	$181,345	$139,399	$95,879	$77

Total return[3]	4.20%	3.07%	11.49%	11.94%	(6.81%)
Ratios (to average net assets)/
Supplemental Data:
Expenses*	0.67%[4]	0.69%	0.70%	0.70%	0.70%[4]
Net investment income	1.89%[4]	2.07%	2.48%	2.17%	1.81%[4]
Series portfolio turnover	20%	25%	42%	47%	45%

* For certain periods presented, the investment advisor did not impose all or a portion of its management fees and/or other fees. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amount:

	N/A	N/A	0.00%[5]	0.03%	0.15%[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the periods. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class C

	FOR THE SIX MONTHS ENDED 4/30/12 (UNAUDITED)	FOR THE YEAR ENDED 10/31/11	FOR THE PERIOD 1/4/10[1] TO 10/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.42	$10.73	$10.00

Income from investment operations:
Net investment income[2]	0.05	0.11	0.12
Net realized and unrealized gain on investments	0.32	0.10	0.68

Total from investment operations	0.37	0.21	0.80

Less distributions to shareholders:
From net investment income	(0.12)	(0.18)	(0.07)
From net realized gain on investments	(0.21)	(0.34)	—

Total distributions to shareholders	(0.33)	(0.52)	(0.07)

Net asset value - End of period	$10.46	$10.42	$10.73

Net assets - End of period (000’s omitted)	$57,208	$42,898	$17,514

Total return[3]	3.71%	2.06%	8.03%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	1.67%[4]	1.69%	1.70%[4]
Net investment income	0.89%[4]	1.03%	1.43%[4]
Series portfolio turnover	20%	25%	42%

* For certain periods presented, the investment advisor did not impose all or a portion of its management fees and/or other fees. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amount:

	N/A	N/A	0.00%[4,5]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the period. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class R

	FOR THE SIX MONTHS ENDED 4/30/12 (UNAUDITED)	FOR THE YEAR ENDED 10/31/11	FOR THE PERIOD 6/30/10[1] TO 10/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.44	$10.76	$10.00

Income from investment operations:
Net investment income[2]	0.07	0.13	0.05
Net realized and unrealized gain on investments	0.32	0.13	0.71

Total from investment operations	0.39	0.26	0.76

Less distributions to shareholders:
From net investment income	(0.16)	(0.24)	—
From net realized gain on investments	(0.21)	(0.34)	—

Total distributions to shareholders	(0.37)	(0.58)	—

Net asset value - End of period	$10.46	$10.44	$10.76

Net assets - End of period (000’s omitted)	$9,929	$2,828	$1

Total return[3]	3.90%	2.61%	7.60%
Ratios (to average net assets)/ Supplemental Data:
Expenses	1.17%[4]	1.19%	1.20%[4]
Net investment income	1.40%[4]	1.31%	1.51%[4]
Series portfolio turnover	20%	25%	42%

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the period. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

Shareholder Expense Example - Pro-Blend® Moderate Term Series

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the Hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 11/1/11	ENDING ACCOUNT VALUE 4/30/12	EXPENSES PAID DURING PERIOD 11/1/11-4/30/12*	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,054.70	$5.47	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.54	$5.37	1.07%
Class I
Actual	$1,000.00	$1,056.90	$4.19	0.82%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.79	$4.12	0.82%
Class C
Actual	$1,000.00	$1,051.60	$9.28	1.82%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.81	$9.12	1.82%
Class R
Actual	$1,000.00	$1,054.30	$6.74	1.32%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.62	1.32%

*Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

Portfolio Composition - Pro-Blend® Moderate Term Series

As of April 30, 2012 (unaudited)

Sector Allocation[3]
Financials	17.62%
Information Technology	10.77%
Consumer Discretionary	10.43%
Health Care	6.81%
Industrials	5.75%
Energy	5.41%
Consumer Staples	5.04%
Materials	4.72%
Telecommunication Services	1.83%
Utilities	0.30%

[3]Including common stocks, preferred stocks, and corporate bonds, as a percentage of total investments.

Top Ten Stock Holdings[4]
Cerner Corp.	1.64%
Google, Inc. - Class A	1.56%
Monsanto Co.	1.48%
Time Warner, Inc.	1.25%
EMC Corp.	1.11%
Hess Corp.	0.98%
Anheuser-Busch InBev N.V. (Belgium)	0.83%
MasterCard, Inc. - Class A	0.80%
Visa, Inc. - Class A	0.80%
Amazon.com, Inc.	0.80%

4As a percentage of total investments.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 44.43%

Consumer Discretionary - 7.80%
Auto Components - 0.05%
Hankook Tire Co. Ltd. (South Korea)[1]	13,160	$555,164

Automobiles - 0.52%
Hyundai Motor Co. (South Korea)[1]	1,100	259,677
Suzuki Motor Corp. (Japan)[1]	9,500	223,596
Tesla Motors, Inc.*	11,910	394,578
Toyota Motor Corp. (Japan)[1]	5,200	213,084
Toyota Motor Corp. - ADR (Japan)	63,470	5,190,577
Yamaha Motor Co. Ltd. (Japan)[1]	24,400	325,901

		6,607,413

Distributors - 0.02%
Inchcape plc (United Kingdom)[1]	47,340	281,251

Diversified Consumer Services - 0.06%
Anhanguera Educacional Participacoes S.A. (Brazil)	22,890	302,854
Capella Education Co.*	6,730	220,138
Grand Canyon Education, Inc.*	15,070	262,067

		785,059

Hotels, Restaurants & Leisure - 0.88%
7 Days Group Holdings Ltd. - ADR (Cayman Islands)*	2,710	34,553
Accor S.A. (France)[1]	34,720	1,200,638
Carnival Corp.	271,880	8,833,381
Hyatt Hotels Corp. - Class A*	5,310	228,489
Intercontinental Hotels Group plc (United Kingdom)[1]	21,040	501,676
Orient-Express Hotels Ltd. - Class A - ADR (Bermuda)	20,590	220,107
TUI Travel plc (United Kingdom)[1]	39,870	123,640

		11,142,484

Household Durables - 0.18%
Corporacion Geo S.A.B. de C.V. - Class B (Mexico)*	55,360	73,950
DR Horton, Inc.	22,160	362,316
Lennar Corp. - Class A	20,240	561,458
LG Electronics, Inc. (South Korea)[1]	4,910	302,942
NVR, Inc.*	430	337,094
Rodobens Negocios Imobiliarios S.A. (Brazil)	36,860	215,032
Toll Brothers, Inc.*	16,510	419,354

		2,272,146

Internet & Catalog Retail - 0.84%
Amazon.com, Inc.*	43,350	10,052,865
Blue Nile, Inc.*	1,880	56,926
Ocado Group plc (United Kingdom)*[1]	215,910	455,140

		10,564,931

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Media - 4.94%
AMC Networks, Inc. - Class A*	170,550	$7,248,375
DIRECTV - Class A*	188,980	9,311,045
Imax Corp. (Canada)*	17,710	424,509
Mediaset Espana Comunicacion S.A. (Spain)[1]	119,970	546,110
News Corp. - Class A	405,420	7,946,232
Reed Elsevier plc - ADR (United Kingdom)	4,434	146,544
Societe Television Francaise 1 (France)[1]	37,310	361,388
Time Warner, Inc.	420,940	15,768,412
Valassis Communications, Inc.*	8,290	165,800
Virgin Media, Inc. - ADR (United Kingdom)	405,440	9,957,606
The Walt Disney Co.	230,080	9,918,749
Wolters Kluwer N.V. (Netherlands)[1]	15,630	270,201
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. (Portugal)[1]	135,390	456,894

		62,521,865

Multiline Retail - 0.04%
Marks & Spencer Group plc (United Kingdom)[1]	42,270	244,988
PPR (France)[1]	1,625	271,942

		516,930

Specialty Retail - 0.24%
Aeropostale, Inc.*	12,520	277,694
American Eagle Outfitters, Inc.	15,280	275,193
Belle International Holdings Ltd. (Hong Kong)[1]	113,000	220,490
Chico’s FAS, Inc.	23,930	367,565
Dick’s Sporting Goods, Inc.	11,070	560,142
Group 1 Automotive, Inc.	2,890	167,273
Inditex S.A. (Spain)[1]	1,900	171,255
KOMERI Co. Ltd. (Japan)[1]	4,800	134,482
Penske Automotive Group, Inc.	7,670	202,795
Select Comfort Corp.*	4,210	121,585
Sonic Automotive, Inc. - Class A	12,780	214,960
Teavana Holdings, Inc.*	14,580	304,576

		3,018,010

Textiles, Apparel & Luxury Goods - 0.03%
Adidas AG (Germany)[1]	4,150	346,150

Total Consumer Discretionary		98,611,403

Consumer Staples - 4.78%
Beverages - 1.51%
Anheuser-Busch InBev N.V. (Belgium)[1]	145,040	10,453,800
The Boston Beer Co., Inc. - Class A*	2,040	210,773
C&C Group plc (Ireland)*[1]	40,880	205,033

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Beverages (continued)
Carlsberg A/S - Class B (Denmark)[1]	4,100	$353,919
Cia Cervecerias Unidas S.A. - ADR (Chile)	3,630	259,981
The Coca-Cola Co.	86,800	6,624,576
Diageo plc (United Kingdom)[1]	22,700	572,569
Heineken N.V. (Netherlands)[1]	4,360	238,442
Kirin Holdings Co. Ltd. (Japan)[1]	15,200	193,533

		19,112,626

Food & Staples Retailing - 0.73%
Carrefour S.A. (France)[1]	23,260	467,211
Casino Guichard-Perrachon S.A. (France)[1]	2,420	237,762
Distribuidora Internacional de Alimentacion S.A. (Spain)*[1]	55,640	267,141
Koninklijke Ahold N.V. (Netherlands)[1]	32,290	409,838
The Kroger Co.	291,710	6,788,092
SUPERVALU, Inc.	22,500	133,650
Tesco plc (United Kingdom)[1]	182,805	941,936

		9,245,630

Food Products - 2.41%
Barry Callebaut AG (Switzerland)[1]	370	356,199
Biostime International Holdings Ltd. (Cayman Islands)[1]	37,000	106,134
BRF - Brasil Foods S.A. (Brazil)	16,810	305,131
Charoen Pokphand Foods PCL (Thailand)[1]	182,500	227,012
Danone (France)[1]	13,550	953,905
Flowers Foods, Inc.	8,085	173,423
Grupo Bimbo S.A.B. de C.V. - Class A (Mexico)	138,570	330,629
Kraft Foods, Inc. - Class A	241,460	9,627,010
M Dias Branco S.A. (Brazil)	5,100	147,155
Nestle S.A. (Switzerland)[1]	131,880	8,082,830
Suedzucker AG (Germany)[1]	6,710	204,332
Unilever plc - ADR (United Kingdom)	288,829	9,912,611

		30,426,371

Household Products - 0.06%
Reckitt Benckiser Group plc (United Kingdom)[1]	13,150	765,507

Personal Products - 0.05%
Beiersdorf AG (Germany)[1]	3,150	221,056
Kao Corp. (Japan)[1]	3,300	88,425
Natura Cosmeticos S.A. (Brazil)	15,200	343,448

		652,929

Tobacco - 0.02%
Gudang Garam Tbk PT (Indonesia)[1]	38,000	244,043

Total Consumer Staples		60,447,106

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Energy - 3.96%
Energy Equipment & Services - 2.10%
Baker Hughes, Inc.	168,990	$7,454,149
Calfrac Well Services Ltd. (Canada)	9,700	266,103
CARBO Ceramics, Inc.	970	81,567
Compagnie Generale de Geophysique - Veritas (CGG - Veritas) (France)*[1]	5,310	152,279
Heckmann Corp.*	37,210	141,398
ION Geophysical Corp.*	18,000	112,140
Key Energy Services, Inc.*	12,140	153,692
Petroleum Geo-Services ASA (Norway)*[1]	16,200	245,070
Poseidon Concepts Corp. (Canada)	11,750	152,607
Schlumberger Ltd.	126,315	9,364,994
Trican Well Service Ltd. (Canada)	40,240	582,102
Weatherford International Ltd. - ADR (Switzerland)*	552,520	7,884,460

		26,590,561

Oil, Gas & Consumable Fuels - 1.86%
Apache Corp.	32,670	3,134,360
Cameco Corp. (Canada)	18,770	414,817
Hess Corp.	238,710	12,446,339
Pacific Rubiales Energy Corp. (Canada)	10,100	289,754
Paladin Energy Ltd. (Australia)*[2]	140,800	232,327
Petroleo Brasileiro S.A. - ADR (Brazil)	24,330	539,153
Range Resources Corp.	74,310	4,953,505
Royal Dutch Shell plc - Class B (Netherlands)[1]	6,202	226,960
Royal Dutch Shell plc - Class B - ADR (Netherlands)	6,790	498,114
Statoil ASA (Norway)[1]	10,790	289,521
Talisman Energy, Inc. (Canada)	34,450	450,568

		23,475,418

Total Energy		50,065,979

Financials - 5.67%
Capital Markets - 0.09%
The Charles Schwab Corp.	38,300	547,690
Deutsche Bank AG (Germany)[1]	4,210	182,769
Evercore Partners, Inc. - Class A	4,660	123,164
Greenhill & Co., Inc.	3,980	154,623
Lazard Ltd. - Class A - ADR (Bermuda)	3,570	98,211

		1,106,457

Commercial Banks - 0.50%
Banco Bilbao Vizcaya Argentaria S.A. - ADR (Spain)	25,790	174,083
Banco Santander S.A. (Spain)[1]	32,800	205,938
Banco Santander S.A. - ADR (Spain)	68,360	432,719
Barclays plc (United Kingdom)[1]	98,070	347,202

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Commercial Banks (continued)
BNP Paribas S.A. (France)[1]	9,640	$389,064
CIT Group, Inc.*	13,970	528,765
First Commonwealth Financial Corp.	131,350	844,581
Hong Leong Financial Group Berhad (Malaysia)[1]	86,900	342,313
HSBC Holdings plc (United Kingdom)[1]	32,900	296,994
HSBC Holdings plc - ADR (United Kingdom)	14,572	658,217
ICICI Bank Ltd. - ADR (India)	16,350	554,101
Standard Chartered plc (United Kingdom)[1]	12,270	299,949
U.S. Bancorp	18,760	603,509
Wells Fargo & Co.	17,330	579,342

		6,256,777

Consumer Finance - 1.26%
American Express Co.	111,500	6,713,415
Discover Financial Services	273,130	9,259,107

		15,972,522

Diversified Financial Services - 0.89%
CME Group, Inc.	2,910	773,536
Deutsche Boerse AG (Germany)*[1]	11,900	747,186
ING Groep N.V. (Netherlands)*[1]	4,775	33,687
JPMorgan Chase & Co.	16,900	726,362
JSE Ltd. (South Africa)[1]	122,580	1,298,122
Moody’s Corp.	188,740	7,728,903

		11,307,796

Insurance - 0.37%
Admiral Group plc (United Kingdom)[1]	32,550	639,716
Allianz SE (Germany)[1]	7,010	781,903
The Allstate Corp.	17,600	586,608
AXA S.A. (France)[1]	4,080	57,977
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	55,600	598,251
Mapfre S.A. (Spain)[1]	314,900	911,604
Muenchener Rueckversicherungs AG (MunichRe) (Germany)[1]	3,525	512,006
Zurich Insurance Group AG (Switzerland)[1]	2,280	558,607

		4,646,672

Real Estate Investment Trusts (REITS) - 2.51%
Alexandria Real Estate Equities, Inc.	22,840	1,711,173
Alstria Office REIT AG (Germany)[1]	38,200	407,253
American Assets Trust, Inc.	12,960	304,690
American Campus Communities, Inc.	14,830	659,193
Apartment Investment & Management Co. - Class A	14,110	383,086
Associated Estates Realty Corp.	5,940	100,564

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
AvalonBay Communities, Inc.	2,130	$309,702
BioMed Realty Trust, Inc.	161,140	3,193,795
Boston Properties, Inc.	8,650	936,363
Camden Property Trust	6,420	434,441
CBL & Associates Properties, Inc.	14,580	271,625
Cedar Realty Trust, Inc.	14,260	74,437
Coresite Realty Corp.	17,260	429,947
Corporate Office Properties Trust	105,450	2,483,347
CubeSmart	30,510	383,206
Digital Realty Trust, Inc.	44,390	3,333,245
DuPont Fabros Technology, Inc.	123,780	3,360,627
Education Realty Trust, Inc.	32,910	370,896
Equity Lifestyle Properties, Inc.	4,600	321,724
Equity One, Inc.	16,730	347,649
Equity Residential	4,640	285,082
General Growth Properties, Inc.	29,160	519,048
HCP, Inc.	16,710	692,629
Health Care REIT, Inc.	12,490	707,683
Healthcare Realty Trust, Inc.	10,040	215,659
Home Properties, Inc.	10,250	625,763
Host Hotels & Resorts, Inc.	51,294	853,532
Kimco Realty Corp.	11,120	215,839
Land Securities Group plc (United Kingdom)[1]	31,610	373,293
LTC Properties, Inc.	7,050	234,624
The Macerich Co.	4,210	259,210
Mack-Cali Realty Corp.	11,970	343,778
Mid-America Apartment Communities, Inc.	9,110	620,118
National Retail Properties, Inc.	11,060	302,823
Pebblebrook Hotel Trust	47,130	1,134,890
Potlatch Corp.	3,130	97,969
ProLogis, Inc.	7,550	270,139
Public Storage	2,330	333,796
Realty Income Corp.	9,080	357,207
Simon Property Group, Inc.	8,330	1,296,148
Sovran Self Storage, Inc.	12,950	682,465
Tanger Factory Outlet Centers	6,410	200,761
Taubman Centers, Inc.	3,490	269,358
UDR, Inc.	32,900	866,257
Unibail-Rodamco SE (France)[1]	1,110	207,700

		31,782,734

Real Estate Management & Development - 0.04%
General Shopping Brasil S.A. (Brazil)*	63,530	384,949

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Real Estate Management & Development (continued)
Thomas Properties Group, Inc.	31,900	$155,672

		540,621

Thrifts & Mortgage Finance - 0.01%
Aareal Bank AG (Germany)*[1]	8,370	161,662

Total Financials		71,775,241

Health Care - 5.51%
Biotechnology - 0.26%
Dendreon Corp.*	57,430	669,059
Exact Sciences Corp.*	72,990	786,102
Myriad Genetics, Inc.*	71,540	1,860,755

		3,315,916

Health Care Equipment & Supplies - 1.20%
Abaxis, Inc.*	31,440	1,119,893
Alere, Inc.*	46,300	1,106,107
Becton, Dickinson and Co.	77,680	6,093,996
BioMerieux (France)[1]	10,240	839,174
DexCom, Inc.*	51,120	500,465
HeartWare International, Inc.*	12,220	952,671
Insulet Corp.*	57,770	1,031,772
Mindray Medical International Ltd. - ADR (China)	15,430	505,487
Neogen Corp.*	6,500	253,435
Quidel Corp.*	35,180	581,174
Sirona Dental Systems, Inc.*	12,740	643,497
Straumann Holding AG (Switzerland)[1]	5,370	892,315
Thoratec Corp.*	18,980	660,694

		15,180,680

Health Care Providers & Services - 0.24%
Amil Participacoes S.A. (Brazil)	34,230	334,731
China Cord Blood Corp. - ADR (Hong Kong)*	80,000	233,600
Odontoprev S.A. (Brazil)	117,630	621,427
Sonic Healthcare Ltd. (Australia)[1]	140,860	1,842,680

		3,032,438

Health Care Technology - 2.11%
Allscripts Healthcare Solutions, Inc.*	406,610	4,505,239
Cerner Corp.*	255,218	20,695,628
Computer Programs & Systems, Inc.	10,140	604,243
Greenway Medical Technologies, Inc.*	34,630	533,302
Quality Systems, Inc.	10,460	391,204

		26,729,616

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Life Sciences Tools & Services - 1.18%
Lonza Group AG (Switzerland)[1]	7,590	$342,471
Luminex Corp.*	27,530	689,351
QIAGEN N.V. (Netherlands)*[1]	11,170	184,691
QIAGEN N.V. - ADR (Netherlands)*	481,310	8,052,316
Waters Corp.*	52,580	4,422,504
WuXi PharmaTech (Cayman), Inc. - ADR (China)*	82,460	1,185,775

		14,877,108

Pharmaceuticals - 0.52%
AstraZeneca plc (United Kingdom)[1]	1,890	82,823
AstraZeneca plc - ADR (United Kingdom)	11,950	524,605
Bayer AG (Germany)[1]	9,575	674,690
Dr. Reddy’s Laboratories Ltd. - ADR (India)	14,350	485,461
GlaxoSmithKline plc (United Kingdom)[1]	12,270	283,456
Green Cross Corp. (South Korea)[1]	7,180	848,538
Hikma Pharmaceuticals plc (United Kingdom)[1]	74,740	761,847
Novo Nordisk A/S - Class B (Denmark)[1]	2,330	343,496
Optimer Pharmaceuticals, Inc.*	53,190	787,212
Sanofi (France)[1]	1,960	149,708
Santen Pharmaceutical Co. Ltd. (Japan)[1]	2,700	112,992
Shire plc (Ireland)[1]	16,965	552,935
Takeda Pharmaceutical Co. Ltd. (Japan)[1]	2,400	104,724
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	7,240	331,158
UCB S.A. (Belgium)[1]	10,740	502,204

		6,545,849

Total Health Care		69,681,607

Industrials - 2.93%
Aerospace & Defense - 0.02%
European Aeronautic Defence and Space Co. N.V. (Netherlands)[1]	6,190	244,620

Air Freight & Logistics - 0.06%
FedEx Corp.	7,400	652,976
PostNL N.V. (Netherlands)[1]	19,940	86,769

		739,745

Airlines - 0.79%
Copa Holdings S.A. - ADR - Class A (Panama)	9,310	756,996
Deutsche Lufthansa AG (Germany)[1]	15,825	206,079
Ryanair Holdings plc - ADR (Ireland)*	20,830	701,346
Southwest Airlines Co.	911,545	7,547,593
Spirit Airlines, Inc.*	13,000	312,260
US Airways Group, Inc.*	51,540	528,800

		10,053,074

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Commercial Services & Supplies - 0.14%
Edenred (France)[1]	34,340	$1,097,076
Interface, Inc. - Class A	4,760	67,402
Ritchie Bros. Auctioneers, Inc. (Canada)	10,800	228,204
Tomra Systems ASA (Norway)[1]	49,750	388,303

		1,780,985

Construction & Engineering - 0.01%
MYR Group, Inc.*	4,850	81,092

Electrical Equipment - 0.14%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	14,800	279,276
Alstom S.A. (France)[1]	15,620	558,643
Nexans S.A. (France)[1]	1,630	81,694
Polypore International, Inc.*	10,160	379,476
Prysmian S.p.A. (Italy)[1]	14,760	240,424
Schneider Electric S.A. (France)[1]	3,960	243,919

		1,783,432

Industrial Conglomerates - 0.08%
Siemens AG (Germany)[1]	10,750	997,817

Machinery - 0.83%
AGCO Corp.*	5,300	246,874
Astec Industries, Inc.*	2,450	76,661
FANUC Corp. (Japan)[1]	3,800	640,872
Flowserve Corp.	63,650	7,315,295
Graham Corp.	7,910	174,653
Pall Corp.	4,800	286,128
Pentair, Inc.	6,900	299,046
Titan International, Inc.	8,050	232,565
Wabash National Corp.*	42,470	355,474
Westport Innovations, Inc. - ADR (Canada)*	29,170	913,021

		10,540,589

Marine - 0.04%
Baltic Trading Ltd.	10,880	50,592
D/S Norden (Denmark)[1]	6,410	181,924
Mitsui OSK Lines Ltd. (Japan)[1]	8,000	31,007
Nippon Yusen Kabushiki Kaisha (Japan)[1]	11,000	32,516
Pacific Basin Shipping Ltd. (Bermuda)[1,3]	55,000	28,782
Sinotrans Shipping Ltd. (Hong Kong)[1]	656,500	156,247

		481,068

Professional Services - 0.15%
The Advisory Board Co.*	11,930	1,087,539

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Professional Services (continued)
Qualicorp S.A. (Brazil)*	87,570	$763,076

		1,850,615

Road & Rail - 0.56%
All America Latina Logistica S.A. (Brazil)	172,990	783,204
Norfolk Southern Corp	80,740	5,888,368
RailAmerica, Inc.*	18,550	429,989

		7,101,561

Transportation Infrastructure - 0.11%
Groupe Eurotunnel S.A. (France)[1]	74,880	630,011
Malaysia Airports Holdings Berhad (Malaysia)[1]	379,920	726,047

		1,356,058

Total Industrials		37,010,656

Information Technology - 10.04%
Communications Equipment - 2.12%
Alcatel-Lucent - ADR (France)*	417,200	629,972
Cisco Systems, Inc.	497,604	10,026,721
Infinera Corp.*	156,790	1,122,616
Juniper Networks, Inc.*	428,750	9,188,113
Qualcomm, Inc.	78,380	5,003,779
Riverbed Technology, Inc.*	41,230	813,468

		26,784,669

Computers & Peripherals - 1.22%
Apple, Inc.*	1,680	981,523
EMC Corp.*	496,100	13,994,981
Immersion Corp.*	87,100	474,695

		15,451,199

Electronic Equipment, Instruments & Components - 0.86%
Amphenol Corp. - Class A	6,430	373,840
Corning, Inc.	611,340	8,772,729
Hitachi Ltd. (Japan)[1]	114,200	727,368
Keyence Corp. (Japan)[1]	1,123	265,080
Maxwell Technologies, Inc.*	24,960	237,370
Nippon Electric Glass Co. Ltd. (Japan)[1]	64,500	521,145

		10,897,532

Internet Software & Services - 1.96%
The Active Network, Inc.*	64,730	1,087,464
comScore, Inc.*	42,020	837,038
Google, Inc. - Class A*	32,666	19,770,443
LogMeIn, Inc.*	5,360	193,014

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Internet Software & Services (continued)
NHN Corp. (South Korea)[1]	2,280	$515,429
Tencent Holdings Ltd. (China)[1]	32,700	1,022,980
Velti plc - ADR (Ireland)*	114,130	1,363,853

		24,790,221

IT Services - 2.30%
Amadeus IT Holding S.A. - Class A (Spain)[1]	246,240	5,040,987
Amdocs Ltd. - ADR (Guernsey)*	31,560	1,009,920
Cap Gemini S.A. (France)[1]	31,780	1,241,557
Euronet Worldwide, Inc.*	36,700	793,821
MasterCard, Inc. - Class A	22,440	10,148,939
Visa, Inc. - Class A	81,770	10,056,075
The Western Union Co.	41,580	764,240

		29,055,539

Semiconductors & Semiconductor Equipment - 0.20%
Aixtron SE NA (Germany)[1]	17,600	321,572
Samsung Electronics Co. Ltd. (South Korea)[1]	590	722,137
Sumco Corp. (Japan)*[1]	49,600	526,537
Tokyo Electron Ltd. (Japan)[1]	12,160	673,860
Veeco Instruments, Inc.*	9,800	295,862

		2,539,968

Software - 1.38%
Autodesk, Inc.*	208,650	8,214,551
Aveva Group plc (United Kingdom)[1]	11,560	313,015
Electronic Arts, Inc.*	516,160	7,938,541
RealPage, Inc.*	37,090	673,183
SAP AG (Germany)[1]	5,630	373,344

		17,512,634

Total Information Technology		127,031,762

Materials - 2.69%
Chemicals - 2.10%
Arkema S.A. (France)[1]	20	1,774
BASF SE (Germany)[1]	6,510	535,987
Calgon Carbon Corp.*	21,105	292,093
Flotek Industries, Inc.*	9,940	135,582
Johnson Matthey plc (United Kingdom)[1]	20,640	775,062
Linde AG (Germany)[1]	2,980	510,065
Monsanto Co.	246,160	18,752,469
Shin-Etsu Chemical Co. Ltd. (Japan)[1]	2,200	126,983

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Materials (continued)
Chemicals (continued)
Syngenta AG (Switzerland)[1]	15,470	$5,424,968

		26,554,983

Construction Materials - 0.04%
CRH plc (Ireland)[1]	10,340	209,594
Eagle Materials, Inc.	4,210	148,276
Holcim Ltd. (Switzerland)[1]	2,450	152,812

		510,682

Metals & Mining - 0.55%
Alcoa, Inc.	698,690	6,798,254
Alumina Ltd. (Australia)[1]	81,380	97,205
Norsk Hydro ASA (Norway)[1]	18,130	88,406

		6,983,865

Total Materials		34,049,530

Telecommunication Services - 0.98%
Diversified Telecommunication Services - 0.87%
Swisscom AG - ADR (Switzerland)[4]	7,815	289,546
Telefonica S.A. - ADR (Spain)	37,580	549,795
Telenor ASA (Norway)[1]	522,710	9,608,146
Telenor ASA - ADR (Norway)[4]	8,880	489,199

		10,936,686

Wireless Telecommunication Services - 0.11%
DiGi.com Berhad (Malaysia)[1]	476,000	633,482
MTN Group Ltd. (South Africa)[1]	8,310	145,324
SK Telecom Co. Ltd. - ADR (South Korea)	48,180	651,394

		1,430,200

Total Telecommunication Services		12,366,886

Utilities - 0.07%
Electric Utilities - 0.03%
E.ON AG (Germany)[1]	14,270	323,097

Multi-Utilities - 0.02%
GDF Suez (France)[1]	3,795	87,377
National Grid plc (United Kingdom)[1]	20,900	225,690

		313,067

Water Utilities - 0.02%
Cia de Saneamento de Minas Gerais - Copasa MG (Brazil)	13,330	312,244

Total Utilities		948,408

TOTAL COMMON STOCKS
(Identified Cost $506,377,984)		561,988,578

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT	VALUE (NOTE 2)

PREFERRED STOCKS - 0.35%

Financials - 0.35%
Commercial Banks - 0.18%
BB&T Corp. (non-cumulative), 5.85%[5]	44,000	$1,100,000
PNC Financial Services Group, Inc., Series K (non-cumulative), 8.25%[5]	350,000	362,963
U.S. Bancorp., Series F (non-cumulative), 6.50%[5]	29,800	806,388

		2,269,351

Diversified Financial Services - 0.09%
Bank of America Corp., Series M (non-cumulative), 8.125%[5]	1,085,000	1,124,277

Real Estate Investment Trusts (REITS) - 0.08%
Public Storage, Series Q, 6.50%	37,110	1,021,267

Total Financials		4,414,895

TOTAL PREFERRED STOCKS (Identified Cost $4,215,643)		4,414,895

CORPORATE BONDS - 23.85%

Convertible Corporate Bonds - 0.19%
Financials - 0.08%
Real Estate Investment Trusts (REITS) - 0.08%
BioMed Realty LP6 , 3.75%, 1/15/2030	$825,000	996,187

Health Care - 0.03%
Health Care Equipment & Supplies - 0.03%
Alere, Inc., 3.00%, 5/15/2016	330,000	320,100
Medtronic, Inc., 1.625%, 4/15/2013	90,000	90,562

Total Health Care		410,662

Information Technology - 0.03%
Computers & Peripherals - 0.03%
EMC Corp., 1.75%, 12/1/2013	215,000	382,163

Materials - 0.05%
Containers & Packaging - 0.05%
Owens-Brockway Glass Container, Inc.[6], 3.00%, 6/1/2015	655,000	639,444

Total Convertible Corporate Bonds (Identified Cost $2,245,151)		2,428,456

Non-Convertible Corporate Bonds - 23.66%
Consumer Discretionary - 2.63%
Auto Components - 0.05%
UCI International, Inc., 8.625%, 2/15/2019	625,000	640,625

Hotels, Restaurants & Leisure - 0.31%
International Game Technology, 7.50%, 6/15/2019	2,415,000	2,868,844
Yum! Brands, Inc., 3.875%, 11/1/2020	960,000	1,020,722

		3,889,566

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Household Durables - 0.51%
Newell Rubbermaid, Inc., 4.70%, 8/15/2020	$1,855,000	$2,007,535
Taylor Morrison Communities, Inc. - Monarch Communities, Inc.[6], 7.75%, 4/15/2020	620,000	638,600
Tupperware Brands Corp., 4.75%, 6/1/2021	3,750,000	3,857,134

		6,503,269

Media - 0.94%
Cablevision Systems Corp., 8.625%, 9/15/2017	535,000	587,163
Columbus International, Inc. (Barbados)[6], 11.50%, 11/20/2014	210,000	227,850
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	1,740,000	1,933,587
Discovery Communications LLC, 5.05%, 6/1/2020	1,715,000	1,959,556
Intelsat Jackson Holdings S.A. (Luxembourg), 7.25%, 4/1/2019	565,000	589,013
Kabel BW GmbH (Germany)[6], 7.50%, 3/15/2019	310,000	330,925
MDC Partners, Inc. (Canada), 11.00%, 11/1/2016	545,000	592,687
Nara Cable Funding Ltd. (Ireland)[6], 8.875%, 12/1/2018	680,000	622,200
NBCUniversal Media LLC, 5.15%, 4/30/2020	1,940,000	2,232,199
Time Warner, Inc., 4.75%, 3/29/2021	1,435,000	1,600,836
Unitymedia Hessen GmbH & Co. KG - Unitymedia NRW GmbH (Germany)[6], 8.125%, 12/1/2017	865,000	927,713
XM Satellite Radio, Inc.[6], 7.625%, 11/1/2018	300,000	327,000

		11,930,729

Multiline Retail - 0.08%
Target Corp., 6.00%, 1/15/2018	790,000	970,834

Specialty Retail - 0.63%
Advance Auto Parts, Inc., 4.50%, 1/15/2022	1,955,000	2,060,396
The Home Depot, Inc., 5.40%, 3/1/2016	1,615,000	1,863,994
Lowe’s Companies, Inc., 6.10%, 9/15/2017	620,000	749,745
O’Reilly Automotive, Inc., 4.875%, 1/14/2021	920,000	996,757
Rent-A-Center, Inc., 6.625%, 11/15/2020	1,025,000	1,071,125
Toys R Us Property Co. II LLC, 8.50%, 12/1/2017	1,110,000	1,154,400

		7,896,417

Textiles, Apparel & Luxury Goods - 0.11%
Jones Group - Apparel Group Holdings - Apparel Group USA - Footwear Accessories Retail, 6.875%, 3/15/2019	615,000	598,856
VF Corp., 5.95%, 11/1/2017	640,000	763,898

		1,362,754

Total Consumer Discretionary		33,194,194

Consumer Staples - 0.26%
Beverages - 0.12%
Beam, Inc., 5.375%, 1/15/2016	234,000	260,156
Constellation Brands, Inc., 7.25%, 9/1/2016	565,000	638,450

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Staples (continued)
Beverages (continued)
Constellation Brands, Inc., 7.25%, 5/15/2017	$290,000	$327,700
PepsiCo, Inc., 7.90%, 11/1/2018	187,000	253,732

		1,480,038

Food Products - 0.09%
Kraft Foods, Inc., 6.125%, 2/1/2018	950,000	1,143,828

Personal Products - 0.05%
Revlon Consumer Products Corp., 9.75%, 11/15/2015	620,000	668,825

Total Consumer Staples		3,292,691

Energy - 1.44%
Energy Equipment & Services - 0.87%
Baker Hughes, Inc., 7.50%, 11/15/2018	1,085,000	1,443,984
Calfrac Holdings LP6, 7.50%, 12/1/2020	1,230,000	1,205,400
Schlumberger Oilfield plc (United Kingdom)[6], 4.20%, 1/15/2021	905,000	1,000,137
SESI LLC, 6.375%, 5/1/2019	565,000	587,600
Thermon Industries, Inc., 9.50%, 5/1/2017	567,000	623,700
Trinidad Drilling Ltd. (Canada)[6], 7.875%, 1/15/2019	590,000	628,350
Weatherford International Ltd. (Switzerland), 9.625%, 3/1/2019	4,175,000	5,523,020

		11,012,191

Oil, Gas & Consumable Fuels - 0.57%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	2,100,000	2,427,902
Anadarko Petroleum Corp., 8.70%, 3/15/2019	425,000	565,417
Chaparral Energy, Inc., 8.25%, 9/1/2021	550,000	585,750
Chaparral Energy, Inc.[6], 7.625%, 11/15/2022	370,000	377,400
Chesapeake Oilfield Operating LLC - Chesapeake Oilfield Finance, Inc.[6], 6.625%, 11/15/2019	990,000	930,600
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/2017	560,000	614,600
PBF Holding Co. LLC - PBF Finance Corp.[6], 8.25%, 2/15/2020	680,000	703,800
Targa Resources Partners LP - Targa Resources Partners Finance Corp., 8.25%, 7/1/2016	465,000	489,413
Tesoro Corp., 9.75%, 6/1/2019	485,000	551,687

		7,246,569

Total Energy		18,258,760

Financials - 11.51%
Capital Markets - 3.48%
Barclays Bank plc (United Kingdom)[6], 2.50%, 9/21/2015	4,045,000	4,148,499
BNP Paribas Home Loan Covered Bonds S.A. (France)[6], 2.20%, 11/2/2015	4,045,000	4,055,388
The Charles Schwab Corp., 4.45%, 7/22/2020	4,740,000	5,257,229
Credit Suisse AG (Switzerland)[6], 2.60%, 5/27/2016	5,710,000	5,845,150
GFI Group, Inc., 8.375%, 7/19/2018	800,000	738,000

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
Goldman Sachs Capital I, 6.345%, 2/15/2034	$795,000	$741,398
Goldman Sachs Capital II7, 5.793%, 6/1/2043	1,215,000	835,313
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	890,000	968,756
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	4,285,000	4,446,013
Jefferies Group, Inc., 8.50%, 7/15/2019	2,470,000	2,729,350
Merrill Lynch & Co., Inc., 6.05%, 8/15/2012	4,625,000	4,692,016
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018	1,250,000	1,392,927
Morgan Stanley, 5.55%, 4/27/2017	687,000	698,906
Morgan Stanley, 7.30%, 5/13/2019	940,000	1,008,935
Morgan Stanley, 5.50%, 1/26/2020	4,255,000	4,159,152
Morgan Stanley, 5.75%, 1/25/2021	1,900,000	1,876,125
Neuberger Berman Group LLC - Neuberger Berman Finance Corp.[6], 5.625%, 3/15/2020	130,000	131,950
Neuberger Berman Group LLC - Neuberger Berman Finance Corp.[6], 5.875%, 3/15/2022	260,000	264,550

		43,989,657

Commercial Banks - 3.36%
Bank of Montreal (Canada)[6], 1.30%, 10/31/2014	3,430,000	3,475,461
Bank of Montreal (Canada)[6], 2.625%, 1/25/2016	2,730,000	2,877,933
Bank of Nova Scotia (Canada)[6], 1.45%, 7/26/2013	2,200,000	2,226,424
Bank of Nova Scotia (Canada)[6], 1.65%, 10/29/2015	4,045,000	4,123,768
Canadian Imperial Bank of Commerce (Canada)[6], 1.50%, 12/12/2014	2,450,000	2,494,303
CIT Group, Inc., 5.25%, 3/15/2018	645,000	664,350
Intesa Sanpaolo S.p.A. (Italy)[6], 6.50%, 2/24/2021	975,000	885,844
KeyBank National Association, 5.45%, 3/3/2016	1,340,000	1,488,225
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	2,050,000	2,385,862
National Bank of Canada (Canada)[6], 2.20%, 10/19/2016	4,650,000	4,821,655
National City Corp., 6.875%, 5/15/2019	820,000	970,722
PNC Bank National Association, 5.25%, 1/15/2017	545,000	607,184
Royal Bank of Canada (Canada)[6], 3.125%, 4/14/2015	5,215,000	5,526,075
Santander Holdings USA, Inc., 4.625%, 4/19/2016	260,000	259,103
Santander Issuances S.A. Unipersonal (Spain)[6], 5.911%, 6/20/2016	900,000	875,824
Societe Generale S.A. (France)[6], 5.75%, 4/20/2016	970,000	935,062
The Toronto-Dominion Bank (Canada)[6], 2.20%, 7/29/2015	4,045,000	4,203,819
The Toronto-Dominion Bank (Canada)[6], 1.625%, 9/14/2016	2,300,000	2,327,214
Wachovia Corp., 5.25%, 8/1/2014	1,300,000	1,397,829

		42,546,657

Consumer Finance - 0.81%
American Express Co., 8.125%, 5/20/2019	5,465,000	7,238,223
American Express Co.[7], 6.80%, 9/1/2066	950,000	970,425

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Consumer Finance (continued)
Credit Acceptance Corp., 9.125%, 2/1/2017	$1,020,000	$1,109,250
Discover Financial Services[6], 5.20%, 4/27/2022	960,000	996,288

		10,314,186

Diversified Financial Services - 1.58%
Bank of America Corp., 5.75%, 8/15/2016	980,000	1,022,861
Bank of America Corp., 5.65%, 5/1/2018	850,000	898,984
Bank of America Corp., 7.625%, 6/1/2019	4,455,000	5,134,624
Bank of America Corp.[8], 5.13%, 2/24/2026	940,000	918,811
Citigroup, Inc., 8.50%, 5/22/2019	4,520,000	5,616,005
CNH Capital LLC[6], 6.25%, 11/1/2016	575,000	613,094
JPMorgan Chase & Co., 6.30%, 4/23/2019	1,130,000	1,323,091
JPMorgan Chase & Co., 4.95%, 3/25/2020	4,040,000	4,436,502

		19,963,972

Insurance - 0.42%
American International Group, Inc., 4.25%, 5/15/2013	485,000	494,739
Fidelity National Financial, Inc., 6.60%, 5/15/2017	1,985,000	2,114,674
Genworth Financial, Inc., 7.625%, 9/24/2021	2,175,000	2,147,591
Hartford Financial Services Group, Inc.[7], 8.125%, 6/15/2038	485,000	509,250

		5,266,254

Real Estate Investment Trusts (REITS) - 1.86%
BioMed Realty LP, 3.85%, 4/15/2016	950,000	985,926
Boston Properties LP, 5.875%, 10/15/2019	1,285,000	1,488,612
Boston Properties LP, 5.625%, 11/15/2020	410,000	471,992
Camden Property Trust, 5.70%, 5/15/2017	705,000	792,920
Digital Realty Trust LP, 5.875%, 2/1/2020	4,750,000	5,233,075
DuPont Fabros Technology LP, 8.50%, 12/15/2017	840,000	926,100
HCP, Inc., 6.70%, 1/30/2018	3,675,000	4,300,195
Health Care REIT, Inc., 6.20%, 6/1/2016	3,640,000	4,037,939
Mack-Cali Realty LP, 7.75%, 8/15/2019	770,000	947,259
National Retail Properties, Inc., 6.875%, 10/15/2017	650,000	746,129
Simon Property Group LP, 10.35%, 4/1/2019	1,060,000	1,470,475
UDR, Inc., 4.625%, 1/10/2022	1,980,000	2,070,896

		23,471,518

Total Financials		145,552,244

Health Care - 1.26%
Biotechnology - 0.38%
Amgen, Inc., 3.45%, 10/1/2020	4,750,000	4,859,782

Health Care Equipment & Supplies - 0.30%
Alere, Inc., 9.00%, 5/15/2016	790,000	816,662

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care (continued)
Health Care Equipment & Supplies (continued)
CR Bard, Inc., 4.40%, 1/15/2021	$905,000	$1,026,178
Fresenius Medical Care US Finance, Inc., 6.875%, 7/15/2017	785,000	858,594
Fresenius US Finance II, Inc.[6], 9.00%, 7/15/2015	975,000	1,117,594

		3,819,028

Health Care Providers & Services - 0.33%
HCA, Inc., 6.50%, 2/15/2020	630,000	674,100
Health Management Associates, Inc., 6.125%, 4/15/2016	1,185,000	1,244,250
STHI Holding Corp.[6], 8.00%, 3/15/2018	600,000	639,000
UnitedHealth Group, Inc., 4.70%, 2/15/2021	1,450,000	1,654,059

		4,211,409

Life Sciences Tools & Services - 0.08%
Thermo Fisher Scientific, Inc., 4.50%, 3/1/2021	830,000	949,076

Pharmaceuticals - 0.17%
Novartis Securities Investment Ltd. (Bermuda), 5.125%, 2/10/2019	1,275,000	1,517,599
Valeant Pharmaceuticals International[6], 6.75%, 8/15/2021	645,000	627,263

		2,144,862

Total Health Care		15,984,157

Industrials - 2.82%
Aerospace & Defense - 0.16%
The Boeing Co., 6.00%, 3/15/2019	1,185,000	1,475,195
Ducommun, Inc., 9.75%, 7/15/2018	570,000	602,775

		2,077,970

Air Freight & Logistics - 0.15%
Aguila 3 S.A. (Luxembourg)[6], 7.875%, 1/31/2018	1,045,000	1,094,637
FedEx Corp., 8.00%, 1/15/2019	570,000	749,280

		1,843,917

Airlines - 0.37%
Continental Airlines, Inc.[6], 6.75%, 9/15/2015	1,190,000	1,218,262
Delta Air Lines Pass-Through Trust, Series 2007-1, Class A, 6.821%, 8/10/2022	293,174	317,360
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B, 6.375%, 1/2/2016	515,000	515,000
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	290,000	291,450
Southwest Airlines Co., 5.25%, 10/1/2014	1,030,000	1,106,831
Southwest Airlines Co., 5.75%, 12/15/2016	1,120,000	1,246,152

		4,695,055

Building Products - 0.16%
Building Materials Corp. of America[6], 6.875%, 8/15/2018	345,000	362,250
Building Materials Corp. of America[6], 7.50%, 3/15/2020	555,000	591,075

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Building Products (continued)
Owens Corning, 9.00%, 6/15/2019	$830,000	$1,029,778

		1,983,103

Commercial Services & Supplies - 0.28%
Garda World Security Corp. (Canada)[6], 9.75%, 3/15/2017	795,000	842,700
International Lease Finance Corp., 8.625%, 1/15/2022	550,000	629,139
Waste Management, Inc., 7.375%, 3/11/2019	1,665,000	2,117,405

		3,589,244

Industrial Conglomerates - 0.73%
General Electric Capital Corp., 5.625%, 5/1/2018	335,000	388,273
General Electric Capital Corp., 5.50%, 1/8/2020	4,860,000	5,556,900
General Electric Co., 5.25%, 12/6/2017	550,000	641,860
Textron, Inc., 7.25%, 10/1/2019	1,000,000	1,165,115
Tyco Electronics Group S.A. (Luxembourg), 4.875%, 1/15/2021	1,350,000	1,488,656

		9,240,804

Machinery - 0.53%
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	1,500,000	1,923,343
Caterpillar Financial Services Corp., 7.15%, 2/15/2019	295,000	383,402
Dynacast International LLC - Dynacast Finance, Inc.[6], 9.25%, 7/15/2019	830,000	871,500
John Deere Capital Corp., 5.50%, 4/13/2017	120,000	143,354
John Deere Capital Corp., 5.75%, 9/10/2018	1,895,000	2,315,519
Kennametal, Inc., 3.875%, 2/15/2022	1,055,000	1,075,233

		6,712,351

Marine - 0.07%
Navios Maritime Holdings, Inc. - Navios Maritime Finance US, Inc. (Marshall Island), 8.875%, 11/1/2017	900,000	924,750

Road & Rail - 0.37%
Avis Budget Car Rental LLC - Avis Budget Finance, Inc., 8.25%, 1/15/2019	595,000	623,263
JB Hunt Transport Services, Inc., 3.375%, 9/15/2015	2,305,000	2,386,459
Union Pacific Corp., 5.65%, 5/1/2017	815,000	955,681
Union Pacific Corp., 7.875%, 1/15/2019	495,000	646,111

		4,611,514

Total Industrials		35,678,708

Information Technology - 0.69%
Communications Equipment - 0.14%
Hughes Satellite Systems Corp., 6.50%, 6/15/2019	1,070,000	1,144,900
ViaSat, Inc.[6], 6.875%, 6/15/2020	555,000	561,937

		1,706,837

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
Computers & Peripherals - 0.19%
Dell, Inc., 5.875%, 6/15/2019	$1,250,000	$1,505,809
Hewlett-Packard Co., 5.50%, 3/1/2018	815,000	930,133

		2,435,942

Electronic Equipment, Instruments & Components - 0.13%
Amphenol Corp., 4.00%, 2/1/2022	565,000	578,684
Corning, Inc., 6.625%, 5/15/2019	460,000	558,033
CPI International, Inc., 8.00%, 2/15/2018	580,000	511,125

		1,647,842

IT Services - 0.12%
The Western Union Co., 5.253%, 4/1/2020	1,350,000	1,532,724

Semiconductors & Semiconductor Equipment - 0.06%
Advanced Micro Devices, Inc., 7.75%, 8/1/2020	170,000	187,425
MagnaChip Semiconductor S.A. - MagnaChip Semiconductor Finance Co., 10.50%, 4/15/2018	465,000	521,963

		709,388

Software - 0.05%
Sophia LP - Sophia Finance, Inc.[6], 9.75%, 1/15/2019	585,000	627,413

Total Information Technology		8,660,146

Materials - 1.97%
Chemicals - 0.21%
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	1,185,000	1,470,912
LyondellBasell Industries N.V. (Netherlands)[6], 5.00%, 4/15/2019	620,000	640,150
Taminco Global Chemical Corp.[6], 9.75%, 3/31/2020	595,000	621,775

		2,732,837

Containers & Packaging - 0.12%
Longview Fibre Paper & Packaging, Inc.[6], 8.00%, 6/1/2016	570,000	575,700
Reynolds Group Issuer, Inc. - Reynolds Group Issuer LLC[6], 9.875%, 8/15/2019	890,000	927,825

		1,503,525

Metals & Mining - 1.33%
Alcoa, Inc., 5.72%, 2/23/2019	2,166,000	2,343,668
Alcoa, Inc., 5.87%, 2/23/2022	210,000	224,596
Allegheny Technologies, Inc., 5.95%, 1/15/2021	1,345,000	1,490,657
ArcelorMittal (Luxembourg), 5.50%, 3/1/2021	1,900,000	1,871,447
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	1,145,000	1,449,381
Calcipar S.A. (Luxembourg)[6], 6.875%, 5/1/2018	630,000	645,750
Cliffs Natural Resources, Inc., 5.90%, 3/15/2020	4,750,000	5,307,854
FMG Resources August 2006 Pty. Ltd. (Australia)[6], 6.875%, 2/1/2018	900,000	924,750
Rio Tinto Finance USA Ltd. (Australia), 3.75%, 9/20/2021	1,420,000	1,504,690

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
Teck Resources Ltd. (Canada), 3.00%, 3/1/2019	$1,065,000	$1,063,666

		16,826,459

Paper & Forest Products - 0.31%
International Paper Co., 9.375%, 5/15/2019	1,777,000	2,374,925
International Paper Co., 7.50%, 8/15/2021	1,195,000	1,517,113

		3,892,038

Total Materials		24,954,859

Telecommunication Services - 0.86%
Diversified Telecommunication Services - 0.53%
Inmarsat Finance plc (United Kingdom)[6], 7.375%, 12/1/2017	1,480,000	1,591,000
Sable International Finance Ltd. (Cayman Islands)[6], 8.75%, 2/1/2020	685,000	727,813
UPCB Finance III Ltd. (Cayman Islands)[6], 6.625%, 7/1/2020	690,000	700,350
UPCB Finance VI Ltd. (Cayman Islands)[6], 6.875%, 1/15/2022	635,000	652,463
Verizon Communications, Inc., 3.00%, 4/1/2016	955,000	1,018,177
Wind Acquisition Finance S.A. (Luxembourg)[6], 11.75%, 7/15/2017	460,000	451,950
Wind Acquisition Finance S.A. (Luxembourg)[6], 7.25%, 2/15/2018	990,000	940,500
Windstream Corp., 7.50%, 6/1/2022	550,000	576,125

		6,658,378

Wireless Telecommunication Services - 0.33%
CC Holdings GS V LLC - Crown Castle GS III Corp.[6], 7.75%, 5/1/2017	970,000	1,057,300
Crown Castle Towers LLC[6], 6.113%, 1/15/2020	1,040,000	1,187,651
Crown Castle Towers LLC[6], 4.883%, 8/15/2020	333,000	353,218
NII Capital Corp., 8.875%, 12/15/2019	585,000	589,387
NII Capital Corp., 7.625%, 4/1/2021	375,000	348,750
SBA Tower Trust[6], 5.101%, 4/15/2017	575,000	625,719

		4,162,025

Total Telecommunication Services		10,820,403

Utilities - 0.22%
Electric Utilities - 0.22%
Allegheny Energy Supply Co. LLC[6], 5.75%, 10/15/2019	705,000	776,873
Exelon Generation Co. LLC, 5.35%, 1/15/2014	710,000	757,407
Exelon Generation Co. LLC, 5.20%, 10/1/2019	175,000	197,126
Southwestern Electric Power Co., 6.45%, 1/15/2019	850,000	1,018,473

		2,749,879

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities (continued)
Multi-Utilities - 0.00%
CenterPoint Energy Resources Corp., Series B, 7.875%, 4/1/2013	$50,000	$53,118

Total Utilities		2,802,997

Total Non-Convertible Corporate Bonds
(Identified Cost $281,729,050)		299,199,159

TOTAL CORPORATE BONDS
(Identified Cost $283,974,201)		301,627,615

MUTUAL FUNDS - 0.74%

iShares iBoxx High Yield Corporate Bond Fund	39,130	3,568,656
iShares iBoxx Investment Grade Corporate Bond Fund	45,660	5,318,477
iShares S&P India Nifty 50 Index Fund	11,200	254,576
PowerShares India Portfolio	13,600	242,624

TOTAL MUTUAL FUNDS
(Identified Cost $9,423,239)		9,384,333

U.S. TREASURY SECURITIES - 4.05%

U.S. Treasury Notes - 4.05%
U.S. Treasury Note, 0.25%, 1/31/2014	$14,000,000	14,000,546
U.S. Treasury Note, 0.25%, 2/28/2014	20,000,000	19,999,220
U.S. Treasury Note, 2.375%, 2/28/2015	16,270,000	17,176,288

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $50,192,084)		51,176,054

ASSET-BACKED SECURITIES - 0.22%

FDIC Trust, Series 2011-R1, Class A6, 2.672%, 7/25/2026	1,698,126	1,744,212
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[6], 5.29%, 3/25/2016	335,000	367,185
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[6], 3.74%, 2/25/2017	690,000	730,985

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $2,722,611)		2,842,382

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.95%

Americold LLC Trust, Series 2010-ARTA, Class A1[6], 3.847%, 1/14/2029	373,640	396,149
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-2, Class A4[7], 5.731%, 5/10/2045	1,005,000	1,147,455
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-4, Class A4, 5.634%, 7/10/2046	1,130,000	1,276,989
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	1,090,000	1,194,934

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4[7], 5.719%, 9/11/2038	$765,000	$871,228
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	1,155,000	1,312,607
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[6], 3.759%, 4/15/2044	540,000	574,381
Citigroup - Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4[7], 5.213%, 7/15/2044	1,060,000	1,181,409
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3[7], 5.73%, 3/15/2049	160,000	180,748
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4[7], 5.749%, 6/10/2046	225,000	254,569
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[6], 3.156%, 7/10/2046	407,222	425,512
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1[6], 3.742%, 11/10/2046	541,489	578,496
FREMF Mortgage Trust, Series 2011-K701, Class B6,7, 4.287%, 7/25/2048	750,000	764,708
FREMF Mortgage Trust, Series 2011-K702, Class B6,7, 4.77%, 4/25/2044	885,000	904,636
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4[7], 5.874%, 7/10/2038	600,000	683,874
GS Mortgage Securities Corp. II, Series 2010-C2, Class A1[6], 3.849%, 12/10/2043	1,039,881	1,118,208
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4[7], 5.284%, 1/12/2043	1,750,000	1,914,717
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4[7], 5.198%, 12/15/2044	475,000	531,680
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4[7], 5.87%, 4/15/2045	1,670,000	1,911,509
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4[7], 5.87%, 6/15/2038	925,000	1,055,471
LSTAR Commercial Mortgage Trust, Series 2011-1, Class A6, 3.913%, 6/25/2043	669,251	704,016
Merrill Lynch - Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4[7], 5.414%, 7/12/2046	175,000	195,713
Morgan Stanley Capital I, Series 2005-HQ7, Class A4[7], 5.201%, 11/14/2042	125,000	138,714
Morgan Stanley Capital I, Series 2005-IQ10, Class A4A7, 5.23%, 9/15/2042	425,000	468,673
Morgan Stanley Capital I, Series 2011-C1, Class A2[6], 3.884%, 9/15/2047	800,000	856,174
OBP Depositor LLC Trust, Series 2010-OBP, Class A6, 4.646%, 7/15/2045	115,000	130,884
Vornado DP LLC, Series 2010-VNO, Class A2FX6, 4.004%, 9/13/2028	350,000	380,321
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[7], 5.204%, 10/15/2044	625,000	690,233
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4[7], 5.734%, 5/15/2043	215,000	243,878
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[7], 6.004%, 6/15/2045	850,000	974,029
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[6], 4.393%, 11/15/2043	545,000	604,318
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2[6], 3.791%, 2/15/2044 .	940,000	998,659

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $23,543,632)		24,664,892

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT	VALUE (NOTE 2)

FOREIGN GOVERNMENT BONDS - 2.52%

Province of British Columbia Canada (Canada), 2.85%, 6/15/2015	$3,800,000	$4,042,284
Province of Manitoba Canada (Canada), 2.625%, 7/15/2015	1,000,000	1,056,763
Province of Manitoba Canada, Series FH (Canada), 4.90%, 12/6/2016	2,250,000	2,625,441
Province of New Brunswick Canada (Canada), 5.20%, 2/21/2017	3,800,000	4,468,952
Province of Nova Scotia Canada (Canada), 5.125%, 1/26/2017	2,000,000	2,344,298
Province of Ontario Canada (Canada), 2.30%, 5/10/2016	7,600,000	7,908,256
Province of Quebec Canada (Canada), 5.125%, 11/14/2016	6,900,000	8,056,247
Republic of Italy (Italy), 2.125%, 10/5/2012	1,445,000	1,444,428

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $31,526,873)		31,946,669

U.S. GOVERNMENT AGENCIES - 18.62%

Mortgage-Backed Securities - 7.89%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021	2,851,754	3,123,413
Fannie Mae, Pool #995233, 5.50%, 10/1/2021	198,358	217,378
Fannie Mae, Pool #888017, 6.00%, 11/1/2021	246,454	270,225
Fannie Mae, Pool #995329, 5.50%, 12/1/2021	1,798,377	1,969,692
Fannie Mae, Pool #888136, 6.00%, 12/1/2021	317,101	347,686
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	3,152,475	3,452,781
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	189,674	207,288
Fannie Mae, Pool #745418, 5.50%, 4/1/2036	5,354,472	5,885,945
Fannie Mae, Pool #888021, 6.00%, 12/1/2036	1,046,030	1,159,826
Fannie Mae, Pool #909786, 5.50%, 3/1/2037	1,552,161	1,698,464
Fannie Mae, Pool #889575, 6.00%, 6/1/2038	2,556,549	2,829,081
Fannie Mae, Pool #995196, 6.00%, 7/1/2038	10,864,397	12,046,325
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038	504,265	559,124
Fannie Mae, Pool #AD0258, 5.50%, 3/1/2039	3,274,775	3,583,448
Fannie Mae, Pool #AA7681, 4.50%, 6/1/2039	4,688,464	5,022,792
Fannie Mae, Pool #AD0527, 5.50%, 6/1/2039	1,290,527	1,412,169
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	5,416,402	5,802,638
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040	5,632,181	6,234,002
Fannie Mae, Pool #AE0951, 4.50%, 2/1/2041	3,322,124	3,559,020
Fannie Mae, Pool #AH9054, 4.50%, 4/1/2041	1,259,334	1,352,087
Fannie Mae, Pool #AI2468, 4.50%, 5/1/2041	797,557	856,299
Fannie Mae, Pool #AL0160, 4.50%, 5/1/2041	3,248,541	3,487,804
Fannie Mae, Pool #AJ1415, 4.50%, 9/1/2041	803,858	863,064
Fannie Mae, Pool #AD0207, 6.00%, 10/1/2038	1,454,090	1,612,279
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	1,027,123	1,118,205
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	311,369	337,533
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	217,580	235,863
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	179,672	194,657
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	316,891	348,816
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	155,713	168,937

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT/ SHARES	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G03332, 6.00%, 10/1/2037	$667,096	$737,063
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038	1,255,343	1,368,765
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	3,351,819	3,703,367
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	3,023,353	3,296,517
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	2,978,116	3,245,332
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	2,314,991	2,527,771
Freddie Mac, Pool #A86522, 4.50%, 5/1/2039	7,124,014	7,600,850
Freddie Mac, Pool #G06021, 5.50%, 1/1/2040	1,630,618	1,777,947
Freddie Mac, Pool #G05923, 5.50%, 2/1/2040	1,585,218	1,728,445
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	2,145,025	2,370,002
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	1,329,696	1,469,159
GNMA, Pool #286310, 9.00%, 2/15/2020	927	969
GNMA, Pool #263096, 9.50%, 3/15/2020	1,545	1,580

Total Mortgage-Backed Securities (Identified Cost $98,053,413)		99,784,608

Other Agencies - 10.73%
Fannie Mae, 1.625%, 10/26/2015	26,930,000	27,818,097
Fannie Mae, 5.25%, 9/15/2016	17,000,000	20,160,623
Fannie Mae, 1.375%, 11/15/2016	6,000,000	6,125,538
Fannie Mae, 6.25%, 5/15/2029	980,000	1,362,321
Fannie Mae, 7.25%, 5/15/2030	882,000	1,359,080
Fannie Mae, 6.625%, 11/15/2030	932,000	1,360,811
Federal Home Loan Bank, 1.375%, 5/28/2014	8,735,000	8,931,826
Freddie Mac, 2.875%, 2/9/2015	20,000,000	21,310,940
Freddie Mac, 1.00%, 3/8/2017	25,000,000	24,980,725
Freddie Mac, 1.25%, 5/12/2017	5,000,000	5,036,930
Freddie Mac, 2.375%, 1/13/2022	14,330,000	14,416,510
Freddie Mac, 6.75%, 3/15/2031	920,000	1,361,511
Freddie Mac, 6.25%, 7/15/2032	1,020,000	1,459,217

Total Other Agencies (Identified Cost $133,052,744)		135,684,129

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $231,106,157)		235,468,737

SHORT-TERM INVESTMENTS - 3.20%

Dreyfus Cash Management, Inc. - Institutional Shares[9], 0.06%, (Identified Cost $40,487,054)	40,487,054	40,487,054

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	VALUE (NOTE 2)
TOTAL INVESTMENTS - 99.93%
(Identified Cost $1,183,569,478)	$1,264,001,209
OTHER ASSETS, LESS LIABILITIES - 0.07%	871,637

NET ASSETS - 100%	$1,264,872,846

ADR - American Depository Receipt

* Non-income producing security

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Traded on Canadian exchange.

3Traded on Hong Kong exchange.

4Latest quoted sales price is not available and the latest quoted bid price was used to value the security.

5The rate shown is a fixed rate as of April 30, 2012; the rate becomes floating, based on LIBOR plus a spread, at dates ranging from 2013 to 2022.

6Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $93,617,169, or 7.40%, of the Series’ net assets as of April 30, 2012.

7The coupon rate is floating and is the effective rate as of April 30, 2012.

8Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of April 30, 2012.

9Rate shown is the current yield as of April 30, 2012.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Moderate Term Series

April 30, 2012 (unaudited)

ASSETS:

Investments, at value (identified cost $1,183,569,478) (Note 2)	$1,264,001,209
Foreign currency (identified cost $383,551)	383,316
Cash	326,074
Interest receivable	5,758,097
Receivable for securities sold	1,622,925
Receivable for fund shares sold	1,299,486
Dividends receivable	386,720
Foreign tax reclaims receivable	354,687
Other assets	240,624

TOTAL ASSETS	1,274,373,138

LIABILITIES:

Accrued management fees (Note 3)	767,955
Accrued shareholder services fees (Class S) (Note 3)	148,200
Accrued distribution and service (Rule 12b-1) fees (Class C) (Class R) (Note 3)	69,597
Accrued fund accounting and administration fees (Note 3)	59,233
Accrued transfer agent fees (Note 3)	27,828
Accrued directors’ fees (Note 3)	3,390
Accrued Chief Compliance Officer service fees (Note 3)	415
Payable for securities purchased	5,718,172
Payable for fund shares repurchased	2,634,787
Other payables and accrued expenses	70,715

TOTAL LIABILITIES	9,500,292

TOTAL NET ASSETS	$1,264,872,846

NET ASSETS CONSIST OF:

Capital stock	$1,066,199
Additional paid-in-capital	1,173,674,380
Undistributed net investment income	5,309,592
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	4,375,132
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	80,447,543

TOTAL NET ASSETS	$1,264,872,846

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Moderate Term Series

April 30, 2012 (unaudited)

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($724,814,930/55,435,291 shares)	$13.07

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($438,475,181/41,683,425 shares)	$10.52

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class C ($72,768,344/6,859,492 shares)	$10.61

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R ($28,814,391/2,641,649 shares)	$10.91

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Moderate Term Series

For the Six Months Ended April 30, 2012 (unaudited)

INVESTMENT INCOME:

Interest	$10,686,974
Dividends (net of foreign taxes withheld, $200,219)	4,528,988

Total Investment Income	15,215,962

EXPENSES:

Management fees (Note 3)	4,395,270
Shareholder services fees (Class S) (Note 3)	869,945
Distribution and service (Rule 12b-1) fees (Class C) (Note 3)	319,862
Fund accounting and administration fees (Note 3)	117,072
Transfer agent fees (Note 3)	65,961
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	60,427
Directors’ fees (Note 3)	14,440
Chief Compliance Officer service fees (Note 3)	1,246
Custodian fees	48,236
Miscellaneous	153,329

Total Expenses	6,045,788

NET INVESTMENT INCOME	9,170,174

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on- Investments	4,970,730
Foreign currency and translation of other assets and liabilities (net of Brazilian tax of $1,629)	(68,265)
Forward foreign currency exchange contracts	28,622

4,931,087

Net change in unrealized appreciation (depreciation) on- Investments	50,765,993
Foreign currency and translation of other assets and liabilities	(9,550)
Forward foreign currency exchange contracts	(343)

50,756,100

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY	55,687,187

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$64,857,361

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Moderate Term Series

	FOR THE SIX MONTHS ENDED 4/30/12 (UNAUDITED)	FOR THE YEAR ENDED 10/31/11
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$9,170,174	$18,384,602
Net realized gain (loss) on investments and foreign currency (net of Brazilian tax of $1,629 and $80,120, respectively)	4,931,087	36,912,629
Net change in unrealized appreciation (depreciation) on investments and foreign currency	50,756,100	(26,676,941)

Net increase from operations	64,857,361	28,620,290

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(7,006,109)	(9,718,456)
From net investment income (Class I)	(5,148,743)	(6,475,725)
From net investment income (Class C)	(540,343)	(482,924)
From net investment income (Class R)	(294,156)	(15,533)
From net realized gain on investments (Class S)	(20,279,851)	(9,435,174)
From net realized gain on investments (Class I)	(13,096,537)	(5,280,876)
From net realized gain on investments (Class C)	(2,173,898)	(612,007)
From net realized gain on investments (Class R)	(828,847)	(6,337)

Total distributions to shareholders	(49,368,484)	(32,027,032)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	137,493,662	155,736,834

Net increase in net assets	152,982,539	152,330,092

NET ASSETS:

Beginning of period	1,111,890,307	959,560,215

End of period (including undistributed net investment income of $5,309,592 and $9,128,769, respectively)	$1,264,872,846	$1,111,890,307

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class S

	FOR THE SIX MONTHS ENDED 4/30/12	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/11	10/31/10	10/31/09	10/31/08	10/31/07
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.92	$12.94	$11.61	$10.41	$14.18	$13.55

Income (loss) from investment operations:
Net investment income	0.10 [1]	0.22 [1]	0.19 [1]	0.16 [1]	0.23	0.24
Net realized and unrealized gain (loss) on investments	0.56	0.14	1.28	1.23	(2.75)	1.19

Total from investment operations	0.66	0.36	1.47	1.39	(2.52)	1.43

Less distributions to shareholders:
From net investment income	(0.13)	(0.19)	(0.14)	(0.19)	(0.23)	(0.23)
From net realized gain on investments	(0.38)	(0.19)	—	—	(1.02)	(0.57)

Total distributions to shareholders	(0.51)	(0.38)	(0.14)	(0.19)	(1.25)	(0.80)

Net asset value - End of period	$13.07	$12.92	$12.94	$11.61	$10.41	$14.18

Net assets - End of period (000’s omitted)	$724,815	$682,409	$633,304	$396,927	$218,807	$379,385

Total return[2]	5.47%	2.78%	12.81%	13.65%	(19.28%)	10.91%
Ratios (to average net assets)/
Supplemental Data:
Expenses*	1.07%[3]	1.07%	1.09%	1.10%	1.10%	1.11%
Net investment income	1.53%[3]	1.68%	1.60%	1.49%	1.74%	1.86%
Series portfolio turnover	23%	52%	56%	58%	75%	78%

* For certain periods presented, the investment advisor did not impose all or a portion of its management fees and/or other fees. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amount:

	N/A	N/A	0.00%[4]	0.02%	0.02%	N/A

1Calculated based on average shares outstanding during the period.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

3Annualized.

4Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class I

	FOR THE SIX MONTHS ENDED 4/30/12 (UNAUDITED)	FOR THE YEARS ENDED			FOR THE PERIOD 3/28/08[1] TO 10/31/08
		10/31/11	10/31/10	10/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.50	$10.60	$9.54	$8.59	$10.00

Income (loss) from investment operations:
Net investment income	0.09 [2]	0.20 [2]	0.18 [2]	0.15 [2]	0.06
Net realized and unrealized gain (loss) on investments	0.46	0.11	1.06	1.02	(1.42)

Total from investment operations	0.55	0.31	1.24	1.17	(1.36)

Less distributions to shareholders:
From net investment income	(0.15)	(0.22)	(0.18)	(0.22)	(0.05)
From net realized gain on investments	(0.38)	(0.19)	—	—	—

Total distributions to shareholders	(0.53)	(0.41)	(0.18)	(0.22)	(0.05)

Net asset value - End of period	$10.52	$10.50	$10.60	$9.54	$8.59

Net assets - End of period (000’s omitted)	$438,475	$352,611	$294,000	$44,134	$322

Total return[3]	5.69%	2.93%	13.13%	14.11%	(13.64%)
Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.82%[4]	0.82%	0.84%	0.85%	0.85%[4]
Net investment income	1.78%[4]	1.93%	1.85%	1.67%	1.47%[4]
Series portfolio turnover	23%	52%	56%	58%	75%

* For certain periods presented, the investment advisor did not impose all or a portion of its management fees and/or other fees. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amount:

	N/A	N/A	0.00%[5]	0.02%	0.10%[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class C

	FOR THE SIX MONTHS ENDED 4/30/12 (UNAUDITED)	FOR THE YEAR ENDED 10/31/11	FOR THE PERIOD 1/4/10[1] TO 10/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.58	$10.69	$10.00

Income from investment operations:
Net investment income[2]	0.04	0.10	0.07
Net realized and unrealized gain on investments	0.46	0.11	0.67

Total from investment operations	0.50	0.21	0.74

Less distributions to shareholders:
From net investment income	(0.09)	(0.13)	(0.05)
From net realized gain on investments	(0.38)	(0.19)	—

Total distributions to shareholders	(0.47)	(0.32)	(0.05)

Net asset value - End of period	$10.61	$10.58	$10.69

Net assets - End of period (000’s omitted)	$72,768	$58,316	$32,019

Total return[3]	5.16%	1.97%	7.41%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	1.82%[4]	1.82%	1.84%[4]
Net investment income	0.78%[4]	0.92%	0.85%[4]
Series portfolio turnover	23%	52%	56%

* For certain periods presented, the investment advisor did not impose all or a portion of its management fees and/or other fees. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amount:

	N/A	N/A	0.00%[4,5]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the period. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class R

	FOR THE SIX MONTHS ENDED 4/30/12 (UNAUDITED)	FOR THE YEAR ENDED 10/31/11	FOR THE PERIOD 6/30/10[1] TO 10/31/10
Per share data (for a share outstanding throughout the period):
Net asset value - Beginning of period	$10.88	$10.99	$10.00

Income from investment operations:
Net investment income[2]	0.07	0.11	0.02
Net realized and unrealized gain on investments	0.48	0.16	0.97

Total from investment operations	0.55	0.27	0.99

Less distributions to shareholders:
From net investment income	(0.14)	(0.19)	—
From net realized gain on investments	(0.38)	(0.19)	—

Total distributions to shareholders	(0.52)	(0.38)	—

Net asset value - End of period	$10.91	$10.88	$10.99

Net assets - End of period (000’s omitted)	$28,814	$18,554	$237

Total return[3]	5.43%	2.50%	9.90%
Ratios (to average net assets)/
Supplemental Data:
Expenses	1.32%[4]	1.32%	1.34%[4]
Net investment income	1.28%[4]	1.05%	0.65%[4]
Series portfolio turnover	23%	52%	56%

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the period. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

Shareholder Expense Example - Pro-Blend® Extended Term Series

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the Hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 11/1/11	ENDING ACCOUNT VALUE 4/30/12	EXPENSES PAID DURING PERIOD 11/1/11-4/30/12*	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,058.50	$5.53	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.49	$5.42	1.08%
Class I
Actual	$1,000.00	$1,060.70	$4.25	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.74	$4.17	0.83%
Class C
Actual	$1,000.00	$1,054.90	$9.35	1.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.76	$9.17	1.83%
Class R
Actual	$1,000.00	$1,057.70	$6.80	1.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.25	$6.67	1.33%

*Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

Portfolio Composition - Pro-Blend® Extended Term Series

As of April 30, 2012 (unaudited)

Sector Allocation[3]		Top Ten Stock Holdings[4]
Financials	16.65%	Google, Inc. - Class A	2.08%
Information Technology	13.83%	Monsanto Co.	2.00%
Consumer Discretionary	12.33%	Time Warner, Inc.	1.63%
Health Care	7.55%	Cerner Corp.	1.56%
Consumer Staples	6.80%	EMC Corp.	1.49%
Industrials	6.29%	Hess Corp.	1.26%
Energy	5.80%	Anheuser-Busch InBev N.V. (Belgium)	1.15%
Materials	5.00%	Unilever plc - ADR (United Kingdom)	1.11%
Telecommunication Services	2.18%	MasterCard, Inc. - Class A	1.07%
Utilities	0.41%	Visa, Inc. - Class A	1.06%

[3]Including common stocks, preferred stocks, and corporate bonds, as a percentage of total investments.		4As a percentage of total investments.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 57.23%

Consumer Discretionary - 10.21%
Auto Components - 0.10%
Halla Climate Control Corp. (South Korea)[1]	12,700	$256,848
Hankook Tire Co. Ltd. (South Korea)[1]	17,860	753,437
Mando Corp. (South Korea)[1]	1,500	238,877

		1,249,162

Automobiles - 0.68%
Hyundai Motor Co. (South Korea)[1]	1,300	306,891
Suzuki Motor Corp. (Japan)[1]	13,300	313,035
Tesla Motors, Inc.*	12,170	403,192
Toyota Motor Corp. (Japan)[1]	7,200	295,040
Toyota Motor Corp. - ADR (Japan)	83,180	6,802,460
Yamaha Motor Co. Ltd. (Japan)[1]	34,000	454,124

		8,574,742

Distributors - 0.03%
Inchcape plc (United Kingdom)[1]	62,340	370,367

Diversified Consumer Services - 0.08%
Anhanguera Educacional Participacoes S.A. (Brazil)	28,790	380,916
Capella Education Co.*	9,120	298,315
Grand Canyon Education, Inc.*	20,410	354,930

		1,034,161

Hotels, Restaurants & Leisure - 1.12%
Accor S.A. (France)[1]	37,760	1,305,763
Carnival Corp.	354,350	11,512,832
Hyatt Hotels Corp. - Class A*	6,130	263,774
Intercontinental Hotels Group plc (United Kingdom)[1]	20,970	500,007
Orient-Express Hotels Ltd. - Class A - ADR (Bermuda)	27,990	299,213
TUI Travel plc (United Kingdom)[1]	56,260	174,467

		14,056,056

Household Durables - 0.20%
Corporacion Geo S.A.B. de C.V. - Class B (Mexico)*	63,860	85,304
DR Horton, Inc.	25,760	421,176
Lennar Corp. - Class A	21,820	605,287
LG Electronics, Inc. (South Korea)[1]	5,450	336,259
NVR, Inc.*	490	384,131
Rodobens Negocios Imobiliarios S.A. (Brazil)	50,510	294,663
Toll Brothers, Inc.*	16,080	408,432

		2,535,252

Internet & Catalog Retail - 1.10%
Amazon.com, Inc.*	56,980	13,213,662
Blue Nile, Inc.*	2,620	79,334

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Internet & Catalog Retail (continued)
Ocado Group plc (United Kingdom)*[1]	268,930	$566,906

		13,859,902

Media - 6.51%
AMC Networks, Inc. - Class A*	225,220	9,571,850
DIRECTV - Class A*	250,190	12,326,861
Imax Corp. (Canada)*	22,990	551,070
Mediaset Espana Comunicacion S.A. (Spain)[1]	128,620	585,486
News Corp. - Class A	534,430	10,474,828
Reed Elsevier plc - ADR (United Kingdom)	7,379	243,876
Societe Television Francaise 1 (France)[1]	47,150	456,699
Time Warner, Inc.	549,500	20,584,270
Valassis Communications, Inc.*	11,110	222,200
Virgin Media, Inc. - ADR (United Kingdom)	527,410	12,953,190
The Walt Disney Co.	303,960	13,103,716
Wolters Kluwer N.V. (Netherlands)[1]	21,550	372,542
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. (Portugal)[1]	161,000	543,319

		81,989,907

Multiline Retail - 0.05%
Marks & Spencer Group plc (United Kingdom)[1]	52,450	303,989
PPR (France)[1]	2,230	373,189

		677,178

Specialty Retail - 0.31%
Aeropostale, Inc.*	16,810	372,846
American Eagle Outfitters, Inc.	20,660	372,087
Belle International Holdings Ltd. (Hong Kong)[1]	153,000	298,539
Chico’s FAS, Inc.	29,500	453,120
Dick’s Sporting Goods, Inc.	14,770	747,362
Group 1 Automotive, Inc.	3,980	230,362
Inditex S.A. (Spain)[1]	2,600	234,349
KOMERI Co. Ltd. (Japan)[1]	7,100	198,921
Penske Automotive Group, Inc.	8,000	211,520
Select Comfort Corp.*	5,580	161,150
Sonic Automotive, Inc. - Class A	11,430	192,253
Teavana Holdings, Inc.*	19,580	409,026

		3,881,535

Textiles, Apparel & Luxury Goods - 0.03%
Adidas AG (Germany)[1]	5,220	435,399

Total Consumer Discretionary		128,663,661

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples - 6.54%
Beverages - 2.09%
Anheuser-Busch InBev N.V. (Belgium)[1]	201,810	$14,545,515
The Boston Beer Co., Inc. - Class A*	2,840	293,429
C&C Group plc (Ireland)*[1]	57,090	286,334
Carlsberg A/S - Class B (Denmark)[1]	5,550	479,086
Cia Cervecerias Unidas S.A. - ADR (Chile)	4,870	348,789
The Coca-Cola Co.	118,120	9,014,918
Diageo plc (United Kingdom)[1]	31,790	801,849
Heineken N.V. (Netherlands)[1]	6,220	340,163
Kirin Holdings Co. Ltd. (Japan)[1]	21,000	267,381

		26,377,464

Food & Staples Retailing - 0.98%
Carrefour S.A. (France)[1]	29,020	582,908
Casino Guichard-Perrachon S.A. (France)[1]	3,380	332,081
Distribuidora Internacional de Alimentacion S.A. (Spain)*[1]	73,750	354,092
Koninklijke Ahold N.V. (Netherlands)[1]	40,390	512,646
The Kroger Co.	394,730	9,185,367
SUPERVALU, Inc.	33,330	197,980
Tesco plc (United Kingdom)[1]	229,210	1,181,046

		12,346,120

Food Products - 3.30%
Barry Callebaut AG (Switzerland)[1]	500	481,350
Biostime International Holdings Ltd. (Cayman Islands)[1]	49,000	140,555
BRF - Brasil Foods S.A. (Brazil)	22,850	414,768
Charoen Pokphand Foods PCL (Thailand)[1]	234,500	291,695
Danone (France)[1]	17,500	1,231,981
Flowers Foods, Inc.	11,340	243,243
Grupo Bimbo S.A.B. de C.V. - Class A (Mexico)	188,350	449,404
Kraft Foods, Inc. - Class A	327,700	13,065,399
M Dias Branco S.A. (Brazil)	6,800	196,207
Nestle S.A. (Switzerland)[1]	176,920	10,843,299
Suedzucker AG (Germany)[1]	7,300	222,299
Unilever plc - ADR (United Kingdom)	408,105	14,006,164

		41,586,364

Household Products - 0.09%
Reckitt Benckiser Group plc (United Kingdom)[1]	18,500	1,076,949

Personal Products - 0.05%
Beiersdorf AG (Germany)[1]	2,630	184,564
Kao Corp. (Japan)[1]	3,000	80,386
Natura Cosmeticos S.A. (Brazil)	18,800	424,791

		689,741

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Tobacco - 0.03%
Gudang Garam Tbk PT (Indonesia)[1]	51,000	$327,531

Total Consumer Staples		82,404,169

Energy - 4.72%
Energy Equipment & Services - 2.82%
Baker Hughes, Inc.	228,410	10,075,165
Calfrac Well Services Ltd. (Canada)	13,400	367,606
CARBO Ceramics, Inc.	1,320	110,999
Compagnie Generale de Geophysique - Veritas (CGG - Veritas) (France)*[1]	7,060	202,465
Heckmann Corp.*	49,000	186,200
ION Geophysical Corp.*	24,000	149,520
Key Energy Services, Inc.*	15,990	202,433
Petroleum Geo-Services ASA (Norway)*[1]	19,000	287,428
Poseidon Concepts Corp. (Canada)	15,830	205,597
Schlumberger Ltd.	167,180	12,394,725
Trican Well Service Ltd. (Canada)	50,350	728,351
Weatherford International Ltd. - ADR (Switzerland)*	745,020	10,631,435

		35,541,924

Oil, Gas & Consumable Fuels - 1.90%
Apache Corp.	43,350	4,158,999
Cameco Corp. (Canada)	23,120	510,952
Hess Corp.	305,390	15,923,035
Pacific Rubiales Energy Corp. (Canada)	12,500	358,607
Paladin Energy Ltd. (Australia)*[2]	187,520	309,417
Petroleo Brasileiro S.A. - ADR (Brazil)	29,940	663,470
Royal Dutch Shell plc - Class B (Netherlands)[1]	9,249	338,463
Royal Dutch Shell plc - Class B - ADR (Netherlands)	9,190	674,178
Statoil ASA (Norway)[1]	14,880	399,266
Talisman Energy, Inc. (Canada)	47,460	620,725

		23,957,112

Total Energy		59,499,036

Financials - 6.97%
Capital Markets - 0.11%
The Charles Schwab Corp.	57,200	817,960
Deutsche Bank AG (Germany)[1]	5,590	242,679
Evercore Partners, Inc. - Class A	6,150	162,545
Greenhill & Co., Inc.	2,140	83,139
Lazard Ltd. - Class A - ADR (Bermuda)	4,820	132,598

		1,438,921

Commercial Banks - 0.65%
Banco Bilbao Vizcaya Argentaria S.A. - ADR (Spain)	35,280	238,140

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Commercial Banks (continued)
Banco Santander S.A. (Spain)[1]	31,900	$200,288
Banco Santander S.A. - ADR (Spain)	92,460	585,272
Barclays plc (United Kingdom)[1]	131,600	465,910
BNP Paribas S.A. (France)[1]	13,100	528,707
CIT Group, Inc.*	18,790	711,202
First Commonwealth Financial Corp.	149,370	960,449
Hong Leong Financial Group Berhad (Malaysia)[1]	145,670	573,817
HSBC Holdings plc (United Kingdom)[1]	40,950	369,663
HSBC Holdings plc - ADR (United Kingdom)	17,182	776,111
ICICI Bank Ltd. - ADR (India)	21,950	743,886
Standard Chartered plc (United Kingdom)[1]	12,880	314,860
U.S. Bancorp.	28,350	912,020
Wells Fargo & Co.	24,230	810,009

		8,190,334

Consumer Finance - 1.70%
American Express Co.	148,220	8,924,326
Discover Financial Services	369,240	12,517,236

		21,441,562

Diversified Financial Services - 1.15%
CME Group, Inc.	3,000	797,460
Deutsche Boerse AG (Germany)*[1]	15,620	980,761
ING Groep N.V. (Netherlands)*[1]	4,650	32,805
JPMorgan Chase & Co.	17,065	733,454
JSE Ltd. (South Africa)[1]	144,600	1,531,314
Moody’s Corp.	253,060	10,362,807

		14,438,601

Insurance - 0.47%
Admiral Group plc (United Kingdom)[1]	44,030	865,337
Allianz SE (Germany)[1]	9,660	1,077,487
The Allstate Corp.	24,610	820,251
AXA S.A. (France)[1]	4,550	64,656
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	67,500	726,294
Mapfre S.A. (Spain)[1]	366,670	1,061,473
Muenchener Rueckversicherungs AG (MunichRe) (Germany)[1]	3,955	574,464
Zurich Insurance Group AG (Switzerland)[1]	2,910	712,959

		5,902,921

Real Estate Investment Trusts (REITS) - 2.82%
Alexandria Real Estate Equities, Inc.	32,410	2,428,157
Alstria Office REIT AG (Germany)[1]	53,410	569,407
American Assets Trust, Inc.	13,520	317,855
The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
American Campus Communities, Inc.	16,140	$717,423
Apartment Investment & Management Co. - Class A	14,030	380,915
Associated Estates Realty Corp.	6,030	102,088
AvalonBay Communities, Inc.	2,220	322,788
BioMed Realty Trust, Inc.	190,280	3,771,350
Boston Properties, Inc.	8,960	969,920
Camden Property Trust	6,960	470,983
CBL & Associates Properties, Inc.	16,700	311,121
Cedar Realty Trust, Inc.	16,240	84,773
Coresite Realty Corp.	19,780	492,720
Corporate Office Properties Trust	131,880	3,105,774
CubeSmart	34,780	436,837
Digital Realty Trust, Inc.	52,720	3,958,745
DuPont Fabros Technology, Inc.	149,580	4,061,097
Education Realty Trust, Inc.	37,860	426,682
Equity Lifestyle Properties, Inc.	4,240	296,546
Equity One, Inc.	19,330	401,677
Equity Residential	4,840	297,370
General Growth Properties, Inc.	24,930	443,754
HCP, Inc.	14,780	612,631
Health Care REIT, Inc.	13,260	751,312
Healthcare Realty Trust, Inc.	10,870	233,488
Home Properties, Inc.	11,420	697,191
Host Hotels & Resorts, Inc.	53,424	888,975
Kimco Realty Corp.	12,840	249,224
Land Securities Group plc (United Kingdom)[1]	34,670	409,430
LTC Properties, Inc.	4,080	135,782
The Macerich Co.	2,230	137,301
Mack-Cali Realty Corp.	17,020	488,814
Mid-America Apartment Communities, Inc.	9,683	659,122
National Retail Properties, Inc.	7,710	211,100
Pebblebrook Hotel Trust	47,440	1,142,355
Potlatch Corp.	3,550	111,115
ProLogis, Inc.	7,890	282,304
Public Storage	2,660	381,072
Realty Income Corp.	9,500	373,730
Simon Property Group, Inc.	8,150	1,268,140
Sovran Self Storage, Inc.	13,360	704,072
Tanger Factory Outlet Centers	4,410	138,121
Taubman Centers, Inc.	1,900	146,642
UDR, Inc.	34,330	903,909

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Unibail-Rodamco SE (France)[1]	1,290	$241,381

		35,535,193

Real Estate Management & Development - 0.05%
General Shopping Brasil S.A. (Brazil)*	72,560	439,665
Thomas Properties Group, Inc.	53,780	262,446

		702,111

Thrifts & Mortgage Finance - 0.02%
Aareal Bank AG (Germany)*[1]	11,235	216,998

Total Financials		87,866,641

Health Care - 6.61%
Biotechnology - 0.34%
Dendreon Corp.*	76,160	887,264
Exact Sciences Corp.*	100,790	1,085,508
Myriad Genetics, Inc.*	86,120	2,239,981

		4,212,753

Health Care Equipment & Supplies - 1.50%
Abaxis, Inc.*	40,080	1,427,650
Alere, Inc.*	56,400	1,347,396
Becton, Dickinson and Co.	102,320	8,027,004
BioMerieux (France)[1]	12,810	1,049,786
DexCom, Inc.*	71,455	699,544
HeartWare International, Inc.*	16,170	1,260,613
Insulet Corp.*	71,690	1,280,383
Mindray Medical International Ltd. - ADR (China)	15,040	492,710
Neogen Corp.*	7,600	296,324
Quidel Corp.*	45,390	749,843
Sirona Dental Systems, Inc.*	16,780	847,558
Straumann Holding AG (Switzerland)[1]	4,169	692,749
Thoratec Corp.*	22,320	776,959

		18,948,519

Health Care Providers & Services - 0.31%
Amil Participacoes S.A. (Brazil)	40,950	400,445
China Cord Blood Corp. - ADR (Hong Kong)*	105,000	306,600
Odontoprev S.A. (Brazil)	159,630	843,309
Sonic Healthcare Ltd. (Australia)[1]	177,490	2,321,861

		3,872,215

Health Care Technology - 2.20%
Allscripts Healthcare Solutions, Inc.*	545,310	6,042,035
Cerner Corp.*	242,126	19,633,997

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Technology (continued)
Computer Programs & Systems, Inc.	13,640	$812,808
Greenway Medical Technologies, Inc.*	47,280	728,112
Quality Systems, Inc.	14,070	526,218

		27,743,170

Life Sciences Tools & Services - 1.56%
Lonza Group AG (Switzerland)[1]	10,170	458,884
Luminex Corp.*	37,100	928,984
QIAGEN N.V. (Netherlands)*[1]	15,390	254,466
QIAGEN N.V. - ADR (Netherlands)*	639,059	10,691,457
Waters Corp.*	69,800	5,870,878
WuXi PharmaTech (Cayman), Inc. - ADR (China)*	102,470	1,473,519

		19,678,188

Pharmaceuticals - 0.70%
AstraZeneca plc (United Kingdom)[1]	2,540	111,307
AstraZeneca plc - ADR (United Kingdom)	16,540	726,106
Bayer AG (Germany)[1]	13,685	964,296
Dr. Reddy’s Laboratories Ltd. - ADR (India)	19,240	650,889
GlaxoSmithKline plc (United Kingdom)[1]	16,925	390,993
Green Cross Corp. (South Korea)[1]	9,920	1,172,354
Hikma Pharmaceuticals plc (United Kingdom)[1]	92,840	946,346
Novo Nordisk A/S - Class B (Denmark)[1]	3,250	479,125
Optimer Pharmaceuticals, Inc.*	71,920	1,064,416
Sanofi (France)[1]	2,170	165,748
Santen Pharmaceutical Co. Ltd. (Japan)[1]	3,700	154,841
Shire plc (Ireland)[1]	21,165	689,824
Takeda Pharmaceutical Co. Ltd. (Japan)[1]	3,000	130,905
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	9,790	447,795
UCB S.A. (Belgium)[1]	14,570	681,296

		8,776,241

Total Health Care		83,231,086

Industrials - 3.97%
Aerospace & Defense - 0.03%
European Aeronautic Defence and Space Co. N.V. (Netherlands)[1]	8,720	344,602

Air Freight & Logistics - 0.06%
FedEx Corp.	6,700	591,208
PostNL N.V. (Netherlands)[1]	27,470	119,536

		710,744

Airlines - 1.09%
Copa Holdings S.A. - ADR - Class A (Panama)	11,400	926,934
Deutsche Lufthansa AG (Germany)[1]	19,235	250,485

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Airlines (continued)
Ryanair Holdings plc - ADR (Ireland)*	28,480	$958,922
Southwest Airlines Co.	1,259,845	10,431,517
Spirit Airlines, Inc.*	17,500	420,350
US Airways Group, Inc.*	71,190	730,409

		13,718,617

Commercial Services & Supplies - 0.18%
Edenred (France)[1]	42,080	1,344,349
Interface, Inc. - Class A	6,620	93,739
Ritchie Bros. Auctioneers, Inc. (Canada)	13,100	276,803
Tomra Systems ASA (Norway)[1]	65,630	512,247

		2,227,138

Construction & Engineering - 0.01%
MYR Group, Inc.*	6,860	114,699

Electrical Equipment - 0.19%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	20,120	379,664
Alstom S.A. (France)[1]	21,220	758,925
Nexans S.A. (France)[1]	2,200	110,262
Polypore International, Inc.*	14,690	548,672
Prysmian S.p.A. (Italy)[1]	20,340	331,315
Schneider Electric S.A. (France)[1]	5,520	340,008

		2,468,846

Industrial Conglomerates - 0.10%
Siemens AG (Germany)[1]	13,730	1,274,421

Machinery - 1.15%
AGCO Corp.*	6,400	298,112
Astec Industries, Inc.*	3,280	102,631
Deere & Co.	2,800	230,608
FANUC Corp. (Japan)[1]	7,000	1,180,554
Flowserve Corp.	83,360	9,580,565
Graham Corp.	5,190	114,595
Pall Corp.	5,650	336,797
Pentair, Inc.	8,300	359,722
Titan International, Inc.	11,080	320,101
Trinity Industries, Inc.	7,500	222,000
Turk Traktor ve Ziraat Makineleri AS (Turkey)[1]	23,900	418,628
Wabash National Corp.*	52,230	437,165
Westport Innovations, Inc. - ADR (Canada)*	27,640	865,132

		14,466,610

Marine - 0.04%
Baltic Trading Ltd.	15,120	70,308

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Marine (continued)
D/S Norden (Denmark)[1]	8,840	$250,890
Mitsui OSK Lines Ltd. (Japan)[1]	10,000	38,759
Nippon Yusen Kabushiki Kaisha (Japan)[1]	15,000	44,341
Pacific Basin Shipping Ltd. (Bermuda)[1,3]	77,000	40,295
Sinotrans Shipping Ltd. (Hong Kong)[1]	433,500	103,173

		547,766

Professional Services - 0.20%
The Advisory Board Co.*	16,110	1,468,588
Qualicorp S.A. (Brazil)*	116,760	1,017,435

		2,486,023

Road & Rail - 0.76%
All America Latina Logistica S.A. (Brazil)	216,770	981,415
Norfolk Southern Corp.	110,480	8,057,306
RailAmerica, Inc.*	25,140	582,745

		9,621,466

Trading Companies & Distributors - 0.03%
Mills Estruturas e Servicos de Engenharia S.A. (Brazil)	29,200	379,754

Transportation Infrastructure - 0.13%
Groupe Eurotunnel S.A. (France)[1]	86,400	726,935
Malaysia Airports Holdings Berhad (Malaysia)[1]	481,310	919,808

		1,646,743

Total Industrials		50,007,429

Information Technology - 13.22%
Communications Equipment - 2.81%
Alcatel-Lucent - ADR (France)*	506,850	765,344
Cisco Systems, Inc.	649,405	13,085,511
Infinera Corp.*	192,250	1,376,510
Juniper Networks, Inc.*	567,010	12,151,024
Qualcomm, Inc.	108,460	6,924,086
Riverbed Technology, Inc.*	56,950	1,123,624

		35,426,099

Computers & Peripherals - 1.63%
Apple, Inc.*	2,280	1,332,067
EMC Corp.*	663,290	18,711,411
Immersion Corp.*	90,760	494,642

		20,538,120

Electronic Equipment, Instruments & Components - 1.10%
Amphenol Corp. - Class A	8,740	508,144
Corning, Inc.	764,570	10,971,580

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Electronic Equipment, Instruments & Components (continued)
Hitachi Ltd. (Japan)[1]	155,200	$988,507
Keyence Corp. (Japan)[1]	1,609	379,835
Maxwell Technologies, Inc.*	30,930	294,144
Nippon Electric Glass Co. Ltd. (Japan)[1]	89,500	723,139

		13,865,349

Internet Software & Services - 2.56%
The Active Network, Inc.*	78,650	1,321,320
comScore, Inc.*	50,280	1,001,578
Google, Inc. - Class A*	43,250	26,176,198
LogMeIn, Inc.*	7,200	259,272
NHN Corp. (South Korea)[1]	2,800	632,982
Tencent Holdings Ltd. (China)[1]	41,500	1,298,278
Velti plc - ADR (Ireland)*	136,558	1,631,868

		32,321,496

IT Services - 3.03%
Amadeus IT Holding S.A. - Class A (Spain)[1]	298,250	6,105,728
Amdocs Ltd. - ADR (Guernsey)*	43,120	1,379,840
Cap Gemini S.A. (France)[1]	43,850	1,713,099
Cielo S.A. (Brazil)	—	6
Euronet Worldwide, Inc.*	51,000	1,103,130
MasterCard, Inc. - Class A	29,670	13,418,851
Visa, Inc. - Class A	109,040	13,409,739
The Western Union Co.	56,410	1,036,816

		38,167,209

Semiconductors & Semiconductor Equipment - 0.24%
Aixtron SE NA (Germany)[1]	23,700	433,026
Samsung Electronics Co. Ltd. (South Korea)[1]	670	820,054
Sumco Corp. (Japan)*[1]	61,500	652,864
Tokyo Electron Ltd. (Japan)[1]	12,000	664,993
Veeco Instruments, Inc.*	13,300	401,527

		2,972,464

Software - 1.85%
Autodesk, Inc.*	279,005	10,984,427
Aveva Group plc (United Kingdom)[1]	15,390	416,721
Electronic Arts, Inc.*	688,130	10,583,439
RealPage, Inc.*	45,060	817,839
SAP AG (Germany)[1]	7,670	508,624

		23,311,050

Total Information Technology		166,601,787

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Materials - 3.56%
Chemicals - 2.75%
Arkema S.A. (France)[1]	67	$5,942
BASF SE (Germany)[1]	8,980	739,349
Calgon Carbon Corp.*	22,965	317,836
Flotek Industries, Inc.*	13,180	179,775
Johnson Matthey plc (United Kingdom)[1]	25,190	945,921
Linde AG (Germany)[1]	4,170	713,749
Monsanto Co.	331,440	25,249,099
Shin-Etsu Chemical Co. Ltd. (Japan)[1]	3,100	178,931
Syngenta AG (Switzerland)[1]	17,960	6,298,153

		34,628,755

Construction Materials - 0.06%
CRH plc (Ireland)[1]	14,240	288,648
Eagle Materials, Inc.	5,700	200,754
Holcim Ltd. (Switzerland)[1]	3,450	215,184

		704,586

Metals & Mining - 0.75%
Alcoa, Inc.	946,580	9,210,223
Alumina Ltd. (Australia)[1]	112,110	133,911
Norsk Hydro ASA (Norway)[1]	24,980	121,808

		9,465,942

Total Materials		44,799,283

Telecommunication Services - 1.34%
Diversified Telecommunication Services - 1.19%
Swisscom AG - ADR (Switzerland)[4]	9,800	363,090
Telefonica S.A. - ADR (Spain)	51,840	758,419
Telenor ASA (Norway)[1]	713,370	13,112,746
Telenor ASA - ADR (Norway)[4]	12,530	690,278

		14,924,533

Wireless Telecommunication Services - 0.15%
DiGi.com Berhad (Malaysia)[1]	647,300	861,456
MTN Group Ltd. (South Africa)[1]	11,020	192,716
SK Telecom Co. Ltd. - ADR (South Korea)	63,500	858,520

		1,912,692

Total Telecommunication Services		16,837,225

Utilities - 0.09%
Electric Utilities - 0.03%
E.ON AG (Germany)[1]	17,750	401,891

Multi-Utilities - 0.03%
GDF Suez (France)[1]	4,147	95,481

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT	VALUE (NOTE 2)

COMMON STOCKS (continued)

Utilities (continued)
Multi-Utilities (continued)
National Grid plc (United Kingdom)[1]	22,535	$243,345

		338,826

Water Utilities - 0.03%
Cia de Saneamento de Minas Gerais - Copasa MG (Brazil)	19,030	445,762

Total Utilities		1,186,479

TOTAL COMMON STOCKS
(Identified Cost $648,345,560)		721,096,796

PREFERRED STOCKS - 0.37%

Financials - 0.37%
Commercial Banks - 0.19%
BB&T Corp. (non-cumulative), 5.85%[5]	43,910	1,097,750
PNC Financial Services Group, Inc., Series K (non-cumulative), 8.25%[5]	480,000	497,778
U.S. Bancorp., Series F (non-cumulative), 6.50%[5]	30,400	822,624

		2,418,152

Diversified Financial Services - 0.09%
Bank of America Corp., Series M (non-cumulative), 8.125%[5]	1,105,000	1,145,001

Real Estate Investment Trusts (REITS) - 0.09%
Public Storage, Series Q, 6.50%	39,780	1,094,745

Total Financials		4,657,898

TOTAL PREFERRED STOCKS
(Identified Cost $4,433,529)		4,657,898

CORPORATE BONDS - 19.22%

Convertible Corporate Bonds - 0.22%
Financials - 0.08%
Real Estate Investment Trusts (REITS) - 0.08%
BioMed Realty LP6 , 3.75%, 1/15/2030	$850,000	1,026,375

Health Care - 0.04%
Health Care Equipment & Supplies - 0.04%
Alere, Inc., 3.00%, 5/15/2016	330,000	320,100

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Convertible Corporate Bonds (continued)
Health Care (continued)
Health Care Equipment & Supplies (continued)
Medtronic, Inc., 1.625%, 4/15/2013	$140,000	$140,875

Total Health Care		460,975

Information Technology - 0.05%
Computers & Peripherals - 0.05%
EMC Corp., 1.75%, 12/1/2013	335,000	595,463

Materials - 0.05%
Containers & Packaging - 0.05%
Owens-Brockway Glass Container, Inc.[6], 3.00%, 6/1/2015	660,000	644,325

Total Convertible Corporate Bonds
(Identified Cost $2,481,097)		2,727,138

Non-Convertible Corporate Bonds - 19.00%
Consumer Discretionary - 2.12%
Auto Components - 0.05%
UCI International, Inc., 8.625%, 2/15/2019	635,000	650,875

Hotels, Restaurants & Leisure - 0.21%
International Game Technology, 7.50%, 6/15/2019	1,290,000	1,532,426
Yum! Brands, Inc., 3.875%, 11/1/2020	980,000	1,041,987

		2,574,413

Household Durables - 0.17%
Taylor Morrison Communities, Inc. - Monarch Communities, Inc.[6], 7.75%, 4/15/2020	630,000	648,900
Tupperware Brands Corp., 4.75%, 6/1/2021	1,500,000	1,542,854

		2,191,754

Media - 0.94%
Cablevision Systems Corp., 8.625%, 9/15/2017	540,000	592,650
Columbus International, Inc. (Barbados)[6], 11.50%, 11/20/2014	295,000	320,075
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	1,330,000	1,477,972
Discovery Communications LLC, 5.05%, 6/1/2020	1,350,000	1,542,507
Intelsat Jackson Holdings S.A. (Luxembourg), 7.25%, 4/1/2019	575,000	599,437
Kabel BW GmbH (Germany)[6], 7.50%, 3/15/2019	595,000	635,163
MDC Partners, Inc. (Canada), 11.00%, 11/1/2016	560,000	609,000
Nara Cable Funding Ltd. (Ireland)[6] , 8.875%, 12/1/2018	695,000	635,925
NBCUniversal Media LLC, 5.15%, 4/30/2020	2,055,000	2,364,520
Time Warner, Inc., 4.75%, 3/29/2021	1,480,000	1,651,036
Unitymedia Hessen GmbH & Co. KG - Unitymedia NRW GmbH (Germany)[6] , 8.125%, 12/1/2017	865,000	927,713
XM Satellite Radio, Inc.[6], 7.625%, 11/1/2018	425,000	463,250

		11,819,248

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Multiline Retail - 0.08%
Target Corp., 6.00%, 1/15/2018	$845,000	$1,038,424

Specialty Retail - 0.54%
Advance Auto Parts, Inc., 4.50%, 1/15/2022	2,000,000	2,107,822
The Home Depot, Inc., 5.40%, 3/1/2016	1,220,000	1,408,095
Lowe’s Companies, Inc., 6.10%, 9/15/2017	850,000	1,027,877
Rent-A-Center, Inc., 6.625%, 11/15/2020	1,020,000	1,065,900
Toys R Us Property Co. II LLC, 8.50%, 12/1/2017	1,090,000	1,133,600

		6,743,294

Textiles, Apparel & Luxury Goods - 0.13%
Jones Group - Apparel Group Holdings - Apparel Group USA - Footwear Accessories Retail, 6.875%, 3/15/2019	625,000	608,594
VF Corp., 5.95%, 11/1/2017	880,000	1,050,360

		1,658,954

Total Consumer Discretionary		26,676,962

Consumer Staples - 0.25%
Beverages - 0.11%
Beam, Inc., 5.375%, 1/15/2016	229,000	254,598
Constellation Brands, Inc., 7.25%, 9/1/2016	575,000	649,750
Constellation Brands, Inc., 7.25%, 5/15/2017	285,000	322,050
PepsiCo, Inc., 7.90%, 11/1/2018	163,000	221,168

		1,447,566

Food Products - 0.09%
Kraft Foods, Inc., 6.125%, 2/1/2018	895,000	1,077,606

Personal Products - 0.05%
Revlon Consumer Products Corp., 9.75%, 11/15/2015	620,000	668,825

Total Consumer Staples		3,193,997

Energy - 1.08%
Energy Equipment & Services - 0.50%
Baker Hughes, Inc., 7.50%, 11/15/2018	805,000	1,071,343
Calfrac Holdings LP6 , 7.50%, 12/1/2020	1,250,000	1,225,000
Schlumberger Oilfield plc (United Kingdom)[6] , 4.20%, 1/15/2021	400,000	442,050
SESI LLC, 6.375%, 5/1/2019	600,000	624,000
Thermon Industries, Inc., 9.50%, 5/1/2017	576,000	633,600
Trinidad Drilling Ltd. (Canada)[6] , 7.875%, 1/15/2019	595,000	633,675
Weatherford International Ltd. (Switzerland), 9.625%, 3/1/2019	1,245,000	1,646,984

		6,276,652

Oil, Gas & Consumable Fuels - 0.58%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	1,690,000	1,953,883

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Chaparral Energy, Inc., 8.25%, 9/1/2021	$560,000	$596,400
Chaparral Energy, Inc.[6], 7.625%, 11/15/2022	355,000	362,100
Chesapeake Oilfield Operating LLC - Chesapeake Oilfield Finance, Inc.[6], 6.625%, 11/15/2019	985,000	925,900
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/2017	570,000	625,575
PBF Holding Co. LLC - PBF Finance Corp.[6], 8.25%, 2/15/2020	695,000	719,325
Shell International Finance B.V. (Netherlands), 4.30%, 9/22/2019	910,000	1,043,277
Targa Resources Partners LP - Targa Resources Partners Finance Corp., 8.25%, 7/1/2016	465,000	489,412
Tesoro Corp., 9.75%, 6/1/2019	495,000	563,063

		7,278,935

Total Energy		13,555,587

Financials - 9.21%
Capital Markets - 2.61%
Barclays Bank plc (United Kingdom)[6], 2.50%, 9/21/2015	5,370,000	5,507,402
BNP Paribas Home Loan Covered Bonds S.A. (France)[6], 2.20%, 11/2/2015	5,370,000	5,383,790
Credit Suisse AG (Switzerland)[6], 2.60%, 5/27/2016	2,995,000	3,065,889
GFI Group, Inc., 8.375%, 7/19/2018	795,000	733,387
Goldman Sachs Capital II7, 5.793%, 6/1/2043	2,005,000	1,378,438
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	885,000	963,314
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	3,290,000	3,413,625
Jefferies Group, Inc., 8.50%, 7/15/2019	2,465,000	2,723,825
Merrill Lynch & Co., Inc., 6.05%, 8/15/2012	4,725,000	4,793,465
Morgan Stanley, 5.55%, 4/27/2017	1,210,000	1,230,969
Morgan Stanley, 7.30%, 5/13/2019	1,355,000	1,454,369
Morgan Stanley, 5.75%, 1/25/2021	1,900,000	1,876,125
Neuberger Berman Group LLC - Neuberger Berman Finance Corp.[6], 5.625%, 3/15/2020	130,000	131,950
Neuberger Berman Group LLC - Neuberger Berman Finance Corp.[6], 5.875%, 3/15/2022	260,000	264,550

		32,921,098

Commercial Banks - 3.10%
Bank of Montreal (Canada)[6], 1.30%, 10/31/2014	2,285,000	2,315,285
Bank of Montreal (Canada)[6], 2.625%, 1/25/2016	1,845,000	1,944,977
Bank of Nova Scotia (Canada)[6], 1.45%, 7/26/2013	2,150,000	2,175,824
Bank of Nova Scotia (Canada)[6], 1.65%, 10/29/2015	5,370,000	5,474,570
Canadian Imperial Bank of Commerce (Canada)[6], 1.50%, 12/12/2014	1,640,000	1,669,656
CIT Group, Inc., 5.25%, 3/15/2018	655,000	674,650
Intesa Sanpaolo S.p.A. (Italy)[6], 6.50%, 2/24/2021	1,030,000	935,815
KeyBank National Association, 5.45%, 3/3/2016	1,310,000	1,454,907

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Commercial Banks (continued)
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	$1,830,000	$2,129,818
National Bank of Canada (Canada)[6], 2.20%, 10/19/2016	3,120,000	3,235,175
National City Corp., 6.875%, 5/15/2019	1,465,000	1,734,277
PNC Bank National Association, 5.25%, 1/15/2017	1,035,000	1,153,092
Royal Bank of Canada (Canada)[6], 3.125%, 4/14/2015	4,725,000	5,006,846
Santander Holdings USA, Inc., 4.625%, 4/19/2016	265,000	264,085
Santander Issuances S.A. Unipersonal (Spain)[6], 5.911%, 6/20/2016	950,000	924,481
Societe Generale S.A. (France)[6], 5.75%, 4/20/2016	1,025,000	988,081
The Toronto-Dominion Bank (Canada)[6], 2.20%, 7/29/2015	5,370,000	5,580,842
Wachovia Corp., 5.25%, 8/1/2014	1,270,000	1,365,571

		39,027,952

Consumer Finance - 0.64%
American Express Co., 8.125%, 5/20/2019	3,825,000	5,066,094
American Express Co.[7], 6.80%, 9/1/2066	930,000	949,995
Credit Acceptance Corp., 9.125%, 2/1/2017	1,030,000	1,120,125
Discover Financial Services[6], 5.20%, 4/27/2022	980,000	1,017,044

		8,153,258

Diversified Financial Services - 1.21%
Bank of America Corp., 5.75%, 8/15/2016	685,000	714,959
Bank of America Corp., 5.65%, 5/1/2018	860,000	909,560
Bank of America Corp., 7.625%, 6/1/2019	3,660,000	4,218,344
Bank of America Corp.[8], 5.13%, 2/24/2026	970,000	948,135
Citigroup, Inc., 8.50%, 5/22/2019	2,700,000	3,354,693
CNH Capital LLC[6], 6.25%, 11/1/2016	585,000	623,756
JPMorgan Chase & Co., 6.30%, 4/23/2019	860,000	1,006,954
JPMorgan Chase & Co., 4.95%, 3/25/2020	3,130,000	3,437,191

		15,213,592

Insurance - 0.48%
American International Group, Inc., 4.25%, 5/15/2013	1,245,000	1,270,001
Fidelity National Financial, Inc., 6.60%, 5/15/2017	2,025,000	2,157,287
Genworth Financial, Inc., 7.625%, 9/24/2021	2,170,000	2,142,654
Hartford Financial Services Group, Inc.[7], 8.125%, 6/15/2038	495,000	519,750

		6,089,692

Real Estate Investment Trusts (REITS) - 1.17%
BioMed Realty LP, 3.85%, 4/15/2016	1,145,000	1,188,300
Boston Properties LP, 5.875%, 10/15/2019	1,255,000	1,453,859
Camden Property Trust, 5.70%, 5/15/2017	980,000	1,102,215
Digital Realty Trust LP, 5.25%, 3/15/2021	1,870,000	1,980,625
DuPont Fabros Technology LP, 8.50%, 12/15/2017	850,000	937,125

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
HCP, Inc., 6.70%, 1/30/2018	$1,270,000	$1,486,054
Health Care REIT, Inc., 6.20%, 6/1/2016	1,240,000	1,375,562
Mack-Cali Realty LP, 7.75%, 8/15/2019	755,000	928,806
National Retail Properties, Inc., 6.875%, 10/15/2017	650,000	746,129
Simon Property Group LP, 10.35%, 4/1/2019	1,035,000	1,435,794
UDR, Inc., 4.625%, 1/10/2022	1,980,000	2,070,896

		14,705,365

Total Financials		116,110,957

Health Care - 0.91%
Health Care Equipment & Supplies - 0.32%
Alere, Inc., 9.00%, 5/15/2016	944,000	975,860
CR Bard, Inc., 4.40%, 1/15/2021	925,000	1,048,856
Fresenius Medical Care US Finance, Inc., 6.875%, 7/15/2017	835,000	913,281
Fresenius US Finance II, Inc.[6], 9.00%, 7/15/2015	1,005,000	1,151,981

		4,089,978

Health Care Providers & Services - 0.34%
HCA, Inc., 6.50%, 2/15/2020	635,000	679,450
Health Management Associates, Inc., 6.125%, 4/15/2016	1,205,000	1,265,250
STHI Holding Corp.[6], 8.00%, 3/15/2018	635,000	676,275
UnitedHealth Group, Inc., 4.70%, 2/15/2021	1,460,000	1,665,466

		4,286,441

Life Sciences Tools & Services - 0.08%
Thermo Fisher Scientific, Inc., 4.50%, 3/1/2021	850,000	971,945

Pharmaceuticals - 0.17%
Novartis Securities Investment Ltd. (Bermuda), 5.125%, 2/10/2019	1,245,000	1,481,891
Valeant Pharmaceuticals International[6], 6.75%, 8/15/2021	655,000	636,987

		2,118,878

Total Health Care		11,467,242

Industrials - 2.32%
Aerospace & Defense - 0.15%
The Boeing Co., 6.00%, 3/15/2019	980,000	1,219,992
Ducommun, Inc., 9.75%, 7/15/2018	590,000	623,925

		1,843,917

Air Freight & Logistics - 0.17%
Aguila 3 S.A. (Luxembourg)[6], 7.875%, 1/31/2018	1,025,000	1,073,688
FedEx Corp., 8.00%, 1/15/2019	785,000	1,031,904

		2,105,592

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Airlines - 0.41%
Continental Airlines, Inc.[6], 6.75%, 9/15/2015	$1,210,000	$1,238,737
Delta Air Lines Pass-Through Trust, Series 2007-1, Class A, 6.821%, 8/10/2022	296,838	321,327
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B, 6.375%, 1/2/2016	545,000	545,000
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	290,000	291,450
Southwest Airlines Co., 5.25%, 10/1/2014	945,000	1,015,490
Southwest Airlines Co., 5.75%, 12/15/2016	1,580,000	1,757,965

		5,169,969

Building Products - 0.16%
Building Materials Corp. of America[6], 6.875%, 8/15/2018	340,000	357,000
Building Materials Corp. of America[6], 7.50%, 3/15/2020	570,000	607,050
Owens Corning, 9.00%, 6/15/2019	830,000	1,029,779

		1,993,829

Commercial Services & Supplies - 0.23%
Garda World Security Corp. (Canada)[6], 9.75%, 3/15/2017	785,000	832,100
International Lease Finance Corp., 8.625%, 1/15/2022	545,000	623,420
Waste Management, Inc., 7.375%, 3/11/2019	1,110,000	1,411,604

		2,867,124

Industrial Conglomerates - 0.52%
General Electric Capital Corp., 5.625%, 5/1/2018	460,000	533,151
General Electric Capital Corp., 5.50%, 1/8/2020	4,020,000	4,596,448
Textron, Inc., 7.25%, 10/1/2019	940,000	1,095,208
Tyco Electronics Group S.A. (Luxembourg), 4.875%, 1/15/2021	325,000	358,380

		6,583,187

Machinery - 0.39%
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	815,000	1,045,017
Dynacast International LLC - Dynacast Finance, Inc.[6], 9.25%, 7/15/2019	875,000	918,750
John Deere Capital Corp., 5.50%, 4/13/2017	275,000	328,519
John Deere Capital Corp., 5.75%, 9/10/2018	1,295,000	1,582,373
Kennametal, Inc., 3.875%, 2/15/2022	1,075,000	1,095,616

		4,970,275

Marine - 0.07%
Navios Maritime Holdings, Inc. - Navios Maritime Finance US, Inc. (Marshall Island), 8.875%, 11/1/2017	905,000	929,888

Road & Rail - 0.22%
Avis Budget Car Rental LLC - Avis Budget Finance, Inc., 8.25%, 1/15/2019	605,000	633,737
JB Hunt Transport Services, Inc., 3.375%, 9/15/2015	1,150,000	1,190,641

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Road & Rail (continued)
Union Pacific Corp., 5.65%, 5/1/2017	$810,000	$949,818

		2,774,196

Total Industrials		29,237,977

Information Technology - 0.55%
Communications Equipment - 0.14%
Hughes Satellite Systems Corp., 6.50%, 6/15/2019	1,090,000	1,166,300
ViaSat, Inc.[6], 6.875%, 6/15/2020	565,000	572,063

		1,738,363

Electronic Equipment, Instruments & Components - 0.18%
Amphenol Corp., 4.00%, 2/1/2022	575,000	588,926
Corning, Inc., 6.625%, 5/15/2019	1,000,000	1,213,115
CPI International, Inc., 8.00%, 2/15/2018	575,000	506,719

		2,308,760

IT Services - 0.12%
The Western Union Co., 5.253%, 4/1/2020	1,350,000	1,532,724

Semiconductors & Semiconductor Equipment - 0.06%
Advanced Micro Devices, Inc., 7.75%, 8/1/2020	240,000	264,600
MagnaChip Semiconductor S.A. - MagnaChip Semiconductor Finance Co., 10.50%, 4/15/2018	455,000	510,737

		775,337

Software - 0.05%
Sophia LP - Sophia Finance, Inc.[6], 9.75%, 1/15/2019	595,000	638,137

Total Information Technology		6,993,321

Materials - 1.39%
Chemicals - 0.19%
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	855,000	1,061,291
LyondellBasell Industries N.V. (Netherlands)[6], 5.00%, 4/15/2019	630,000	650,475
Taminco Global Chemical Corp.[6], 9.75%, 3/31/2020	605,000	632,225

		2,343,991

Containers & Packaging - 0.12%
Longview Fibre Paper & Packaging, Inc.[6], 8.00%, 6/1/2016	600,000	606,000
Reynolds Group Issuer, Inc. - Reynolds Group Issuer LLC[6], 9.875%, 8/15/2019	900,000	938,250

		1,544,250

Metals & Mining - 0.96%
Alcoa, Inc., 5.72%, 2/23/2019	1,562,000	1,690,125
Allegheny Technologies, Inc., 5.95%, 1/15/2021	1,765,000	1,956,141
ArcelorMittal (Luxembourg), 5.50%, 3/1/2021	1,970,000	1,940,395

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	$830,000	$1,050,643
Calcipar S.A. (Luxembourg)[6], 6.875%, 5/1/2018	630,000	645,750
Cliffs Natural Resources, Inc., 4.80%, 10/1/2020	1,165,000	1,222,059
FMG Resources August 2006 Pty. Ltd. (Australia)[6], 6.875%, 2/1/2018	910,000	935,025
Rio Tinto Finance USA Ltd. (Australia), 3.75%, 9/20/2021	1,460,000	1,547,076
Teck Resources Ltd. (Canada), 3.00%, 3/1/2019	1,090,000	1,088,634

		12,075,848

Paper & Forest Products - 0.12%
International Paper Co., 7.50%, 8/15/2021	1,210,000	1,536,157

Total Materials		17,500,246

Telecommunication Services - 0.85%
Diversified Telecommunication Services - 0.51%
Inmarsat Finance plc (United Kingdom)[6], 7.375%, 12/1/2017	1,215,000	1,306,125
Sable International Finance Ltd. (Cayman Islands)[6], 8.75%, 2/1/2020	695,000	738,438
UPCB Finance III Ltd. (Cayman Islands)[6], 6.625%, 7/1/2020	700,000	710,500
UPCB Finance VI Ltd. (Cayman Islands)[6], 6.875%, 1/15/2022	650,000	667,875
Verizon Communications, Inc., 3.00%, 4/1/2016	980,000	1,044,831
Wind Acquisition Finance S.A. (Luxembourg)[6], 11.75%, 7/15/2017	455,000	447,037
Wind Acquisition Finance S.A. (Luxembourg)[6], 7.25%, 2/15/2018	1,015,000	964,250
Windstream Corp., 7.50%, 6/1/2022	560,000	586,600

		6,465,656

Wireless Telecommunication Services - 0.34%
CC Holdings GS V LLC - Crown Castle GS III Corp.[6], 7.75%, 5/1/2017	985,000	1,073,650
Crown Castle Towers LLC[6], 6.113%, 1/15/2020	1,045,000	1,193,361
Crown Castle Towers LLC[6], 4.883%, 8/15/2020	353,000	374,432
NII Capital Corp., 8.875%, 12/15/2019	590,000	594,425
NII Capital Corp., 7.625%, 4/1/2021	375,000	348,750
SBA Tower Trust[6], 5.101%, 4/15/2017	575,000	625,719

		4,210,337

Total Telecommunication Services		10,675,993

Utilities - 0.32%
Electric Utilities - 0.31%
Allegheny Energy Supply Co. LLC[6], 5.75%, 10/15/2019	1,660,000	1,829,232
Exelon Generation Co. LLC, 5.35%, 1/15/2014	895,000	954,760
Southwestern Electric Power Co., 6.45%, 1/15/2019	880,000	1,054,420

		3,838,412

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities (continued)
Multi-Utilities - 0.01%
CenterPoint Energy Resources Corp., Series B, 7.875%, 4/1/2013	$135,000	$143,418

Total Utilities		3,981,830

Total Non-Convertible Corporate Bonds (Identified Cost $227,141,562)		239,394,112

TOTAL CORPORATE BONDS (Identified Cost $229,622,659)		242,121,250

MUTUAL FUNDS - 0.87%
iShares iBoxx High Yield Corporate Bond Fund	53,626	4,890,691
iShares iBoxx Investment Grade Corporate Bond Fund	46,500	5,416,320
iShares S&P India Nifty 50 Index Fund	13,700	311,401
PowerShares India Portfolio	16,900	301,496

TOTAL MUTUAL FUNDS (Identified Cost $10,963,807)		10,919,908

U.S. TREASURY SECURITIES - 3.68%

U.S. Treasury Notes - 3.68%
U.S. Treasury Note, 0.25%, 1/31/2014	$8,000,000	8,000,312
U.S. Treasury Note, 2.375%, 8/31/2014	394,000	412,807
U.S. Treasury Note, 2.375%, 10/31/2014	428,000	449,567
U.S. Treasury Note, 2.375%, 2/28/2015	850,000	897,348
U.S. Treasury Note, 1.25%, 9/30/2015	576,000	591,075
U.S. Treasury Note, 1.375%, 11/30/2015	565,000	582,126
U.S. Treasury Note, 2.00%, 4/30/2016	338,000	356,669
U.S. Treasury Note, 1.00%, 8/31/2016	20,350,000	20,636,162
U.S. Treasury Note, 3.125%, 10/31/2016	235,000	259,987
U.S. Treasury Note, 2.625%, 4/30/2018	13,000,000	14,193,361

TOTAL U.S. TREASURY SECURITIES (Identified Cost $45,962,380)		46,379,414

ASSET-BACKED SECURITIES - 0.24%
FDIC Trust, Series 2011-R1, Class A6, 2.672%, 7/25/2026	1,784,300	1,832,724
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[6], 5.29%, 3/25/2016	470,000	515,155
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[6], 3.74%, 2/25/2017	700,000	741,579

TOTAL ASSET-BACKED SECURITIES (Identified Cost $2,953,762)		3,089,458

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.04%

Americold LLC Trust, Series 2010-ARTA, Class A1[6] , 3.847%, 1/14/2029	$283,607	$300,692
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-2, Class A4[7] , 5.731%, 5/10/2045	3,155,000	3,602,209
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-4, Class A4, 5.634%, 7/10/2046	850,000	960,567
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	2,020,000	2,214,465
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4[7] , 5.719%, 9/11/2038	605,000	689,010
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	695,000	789,837
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[6] , 3.759%, 4/15/2044	420,000	446,741
Citigroup - Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4[7] , 5.213%, 7/15/2044	420,000	468,106
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3[7] , 5.73%, 3/15/2049	160,000	180,748
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4[7] , 5.749%, 6/10/2046	270,000	305,483
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[6] , 3.156%, 7/10/2046	436,309	455,906
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1[6] , 3.742%, 11/10/2046	336,601	359,606
FREMF Mortgage Trust, Series 2011-K701, Class B6,7 , 4.287%, 7/25/2048	550,000	560,786
FREMF Mortgage Trust, Series 2011-K702, Class B6,7 , 4.77%, 4/25/2044	675,000	689,977
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4[7] , 5.874%, 7/10/2038	615,000	700,971
GS Mortgage Securities Corp. II, Series 2010-C2, Class A1[6] , 3.849%, 12/10/2043	725,498	780,145
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4[7] , 5.284%, 1/12/2043	1,605,000	1,756,069
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4[7] , 5.198%, 12/15/2044	325,000	363,781
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4[7] , 5.87%, 4/15/2045	1,460,000	1,671,139
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4[7] , 5.87%, 6/15/2038	775,000	884,314
LSTAR Commercial Mortgage Trust, Series 2011-1, Class A6 , 3.913%, 6/25/2043	404,576	425,591
Merrill Lynch - Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4[7] , 5.414%, 7/12/2046	175,000	195,713
Morgan Stanley Capital I, Series 2005-HQ7, Class A4[7] , 5.201%, 11/14/2042	125,000	138,714
Morgan Stanley Capital I, Series 2005-IQ10, Class A4A7 , 5.23%, 9/15/2042	345,000	380,453
Morgan Stanley Capital I, Series 2011-C1, Class A2[6] , 3.884%, 9/15/2047	765,000	818,716
OBP Depositor LLC Trust, Series 2010-OBP, Class A6 , 4.646%, 7/15/2045	115,000	130,884
Vornado DP LLC, Series 2010-VNO, Class A2FX6 , 4.004%, 9/13/2028	350,000	380,321
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[7] , 5.204%, 10/15/2044	2,425,000	2,678,102
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4[7] , 5.734%, 5/15/2043	215,000	243,878
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[7] , 6.004%, 6/15/2045	750,000	859,437

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[6] , 4.393%, 11/15/2043	$600,000	$665,304
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2[6] , 3.791%, 2/15/2044	575,000	610,882

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $24,644,870)		25,708,547

FOREIGN GOVERNMENT BONDS - 1.86%

Province of British Columbia Canada (Canada), 2.85%, 6/15/2015	2,500,000	2,659,398
Province of Manitoba Canada (Canada), 2.625%, 7/15/2015	1,000,000	1,056,763
Province of Manitoba Canada, Series FH (Canada), 4.90%, 12/6/2016	1,400,000	1,633,608
Province of New Brunswick Canada (Canada), 5.20%, 2/21/2017	3,200,000	3,763,328
Province of Nova Scotia Canada (Canada), 5.125%, 1/26/2017	2,000,000	2,344,298
Province of Ontario Canada (Canada), 2.30%, 5/10/2016	5,000,000	5,202,800
Province of Quebec Canada (Canada), 5.125%, 11/14/2016	4,600,000	5,370,831
Republic of Italy (Italy), 2.125%, 10/5/2012	1,440,000	1,439,430

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $23,162,798)		23,470,456

U.S. GOVERNMENT AGENCIES - 11.46%

Mortgage-Backed Securities - 5.62%
Fannie Mae, Pool #621881, 5.50%, 1/1/2017	715	783
Fannie Mae, Pool #888468, 5.50%, 9/1/2021	2,079,894	2,278,026
Fannie Mae, Pool #995233, 5.50%, 10/1/2021	143,810	157,599
Fannie Mae, Pool #888017, 6.00%, 11/1/2021	179,697	197,029
Fannie Mae, Pool #995329, 5.50%, 12/1/2021	1,311,648	1,436,597
Fannie Mae, Pool #888136, 6.00%, 12/1/2021	231,707	254,055
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	2,299,967	2,519,063
Fannie Mae, Pool #990895, 5.50%, 10/1/2023	176,213	192,576
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	138,252	151,090
Fannie Mae, Pool #888021, 6.00%, 12/1/2036	523,015	579,913
Fannie Mae, Pool #909786, 5.50%, 3/1/2037	1,172,307	1,282,806
Fannie Mae, Pool #995196, 6.00%, 7/1/2038	138,998	154,120
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038	244,375	270,960
Fannie Mae, Pool #AA7681, 4.50%, 6/1/2039	3,146,206	3,370,557
Fannie Mae, Pool #AD0527, 5.50%, 6/1/2039	829,895	908,119
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	3,656,071	3,916,781
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040	5,024,011	5,560,847
Fannie Mae, Pool #AE0951, 4.50%, 2/1/2041	2,201,645	2,358,641
Fannie Mae, Pool #AH9054, 4.50%, 4/1/2041	839,556	901,391
Fannie Mae, Pool #AI2468, 4.50%, 5/1/2041	528,614	567,547
Fannie Mae, Pool #AL0160, 4.50%, 5/1/2041	2,111,552	2,267,072
Fannie Mae, Pool #AJ1415, 4.50%, 9/1/2041	529,816	568,838
Fannie Mae, Pool #AD0207, 6.00%, 10/1/2038	8,297,498	9,200,175

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT/ SHARES	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	$749,033	$815,455
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	227,058	246,137
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	158,698	172,033
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	131,025	141,953
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	231,028	254,302
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	105,524	114,486
Freddie Mac, Pool #G03332, 6.00%, 10/1/2037	600,387	663,357
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038	1,177,852	1,284,273
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	1,675,909	1,851,684
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	2,283,226	2,489,519
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	2,249,058	2,450,858
Freddie Mac, Pool #G04601, 5.50%, 7/1/2038	6,797,113	7,451,601
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	2,174,504	2,374,371
Freddie Mac, Pool #A86522, 4.50%, 5/1/2039	4,703,233	5,018,037
Freddie Mac, Pool #A89760, 4.50%, 12/1/2039	655,835	699,733
Freddie Mac, Pool #G06021, 5.50%, 1/1/2040	1,238,869	1,350,803
Freddie Mac, Pool #G05923, 5.50%, 2/1/2040	792,609	864,223
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	1,934,578	2,137,481
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	1,227,412	1,356,146

Total Mortgage-Backed Securities (Identified Cost $69,561,630)		70,831,037

Other Agencies - 5.84%
Fannie Mae, 1.375%, 11/15/2016	25,000,000	25,523,075
Fannie Mae, 6.25%, 5/15/2029	2,436,000	3,386,342
Fannie Mae, 7.25%, 5/15/2030	2,196,000	3,383,832
Fannie Mae, 6.625%, 11/15/2030	2,318,000	3,384,505
Freddie Mac, 3.75%, 3/27/2019	17,000,000	19,437,239
Freddie Mac, 2.375%, 1/13/2022	11,460,000	11,529,184
Freddie Mac, 6.75%, 3/15/2031	2,284,000	3,380,098
Freddie Mac, 6.25%, 7/15/2032	2,436,000	3,484,954

Total Other Agencies (Identified Cost $72,063,890)		73,509,229

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $141,625,520)		144,340,266

SHORT-TERM INVESTMENTS - 3.00%
Dreyfus Cash Management, Inc. - Institutional Shares[9] , 0.06%, (Identified Cost $37,801,259)	37,801,259	37,801,259

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	VALUE (NOTE 2)
TOTAL INVESTMENTS - 99.97% (Identified Cost $1,169,516,144)	$1,259,585,252
OTHER ASSETS, LESS LIABILITIES - 0.03%	333,386

NET ASSETS - 100%	$1,259,918,638

ADR - American Depository Receipt

*Non-income producing security

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Traded on Canadian exchange.

3Traded on Hong Kong exchange.

4Latest quoted sales price is not available and the latest quoted bid price was used to value the security.

5The rate shown is a fixed rate as of April 30, 2012; the rate becomes floating, based on LIBOR plus a spread, at dates ranging from 2013 to 2022.

6Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $88,611,830, or 7.03%, of the Series’ net assets as of April 30, 2012.

7The coupon rate is floating and is the effective rate as of April 30, 2012.

8Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of April 30, 2012.

9Rate shown is the current yield as of April 30, 2012.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Extended Term Series

April 30, 2012 (unaudited)

ASSETS:

Investments, at value (identified cost $1,169,516,144) (Note 2)	$1,259,585,252
Foreign currency (identified cost $406,943)	404,596
Interest receivable	4,717,584
Receivable for fund shares sold	1,905,882
Receivable for securities sold	1,919,107
Dividends receivable	488,919
Foreign tax reclaims receivable	475,696
Other assets	239,396

TOTAL ASSETS	1,269,736,432

LIABILITIES:

Accrued management fees (Note 3)	768,142
Accrued shareholder services fees (Class S) (Note 3)	151,063
Accrued distribution and services (Rule 12b-1) fees (Class C) (Class R) (Note 3)	75,230
Accrued fund accounting and administration fees (Note 3)	58,214
Accrued transfer agent fees (Note 3)	44,065
Accrued directors’ fees (Note 3)	3,558
Accrued Chief Compliance Officer service fees (Note 3)	415
Payable for securities purchased	6,213,771
Payable for fund shares repurchased	2,388,333
Other payables and accrued expenses	115,003

TOTAL LIABILITIES	9,817,794

TOTAL NET ASSETS	$1,259,918,638

NET ASSETS CONSIST OF:

Capital stock	$968,330
Additional paid-in-capital	1,157,399,681
Undistributed net investment income	4,328,056
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	7,130,731
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	90,091,840

TOTAL NET ASSETS	$1,259,918,638

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Extended Term Series

April 30, 2012 (unaudited)

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($738,141,712/46,949,250 shares)	$15.72

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($415,302,565/40,182,017 shares)	$10.34

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class C ($78,879,596/7,271,655 shares)	$10.85

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R ($27,594,765/2,430,108 shares)	$11.36

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Extended Term Series

For the Six Months Ended April 30, 2012 (unaudited)

INVESTMENT INCOME:

Interest	$8,332,091
Dividends (net of foreign taxes withheld, $269,997)	5,881,637

Total Investment Income	14,213,728

EXPENSES:

Management fees (Note 3)	4,420,240
Shareholder services fees (Class S) (Note 3)	900,247
Distribution and service (Rule 12b-1) fees (Class C) (Note 3)	365,349
Fund accounting and administration fees (Note 3)	115,487
Transfer agent fees (Note 3)	84,960
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	54,511
Directors’ fees (Note 3)	14,855
Chief Compliance Officer service fees (Note 3)	1,246
Custodian fees	52,117
Miscellaneous	174,189

Total Expenses	6,183,201

NET INVESTMENT INCOME	8,030,527

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on- Investments	8,757,390
Foreign currency and translation of other assets and liabilities (net of Brazilian tax of $7,790)	(72,056)
Forward foreign currency exchange contracts	28,317

8,713,651

Net change in unrealized appreciation (depreciation) on- Investments	53,316,925
Foreign currency and translation of other assets and liabilities	(9,799)
Forward foreign currency exchange contracts	(340)

53,306,786

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY	62,020,437

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$70,050,964

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Extended Term Series

	FOR THE SIX MONTHS ENDED 4/30/12 (UNAUDITED)	FOR THE YEAR ENDED 10/31/11
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$8,030,527	$16,744,293
Net realized gain (loss) on investments and foreign currency (net of Brazilian tax of $7,790 and $73,275, respectively)	8,713,651	48,161,280
Net change in unrealized appreciation (depreciation) on investments and foreign currency	53,306,786	(33,340,882)

Net increase from operations	70,050,964	31,564,691

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(5,795,978)	(8,968,239)
From net investment income (Class I)	(4,686,269)	(6,522,174)
From net investment income (Class C)	(594,898)	(562,393)
From net investment income (Class R)	(254,010)	(10,782)
From net realized gain on investments (Class S)	(21,181,714)	—
From net realized gain on investments (Class I)	(14,551,102)	—
From net realized gain on investments (Class C)	(2,996,571)	—
From net realized gain on investments (Class R)	(855,544)	—

Total distributions to shareholders	(50,916,086)	(16,063,588)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	125,898,197	115,070,014

Net increase in net assets	145,033,075	130,571,117

NET ASSETS:

Beginning of period	1,114,885,563	984,314,446

End of period (including undistributed net investment income of $4,328,056 and $7,628,684, respectively)	$1,259,918,638	$1,114,885,563

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class S

	FOR THE SIX	FOR THE YEARS ENDED
	MONTHS ENDED 4/30/12 (UNAUDITED)	10/31/11	10/31/10	10/31/09	10/31/08	10/31/07
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$15.46	$15.16	$13.32	$11.75	$17.82	$17.12

Income (loss) from investment operations:
Net investment income	0.10 [1]	0.23 [1]	0.22 [1]	0.17 [1]	0.22	0.22
Net realized and unrealized gain (loss) on investments	0.75	0.26	1.78	1.60	(4.36)	1.88

Total from investment operations	0.85	0.49	2.00	1.77	(4.14)	2.10

Less distributions to shareholders:
From net investment income	(0.13)	(0.19)	(0.16)	(0.20)	(0.21)	(0.25)
From net realized gain on investments	(0.46)	—	—	—	(1.72)	(1.15)

Total distributions to shareholders	(0.59)	(0.19)	(0.16)	(0.20)	(1.93)	(1.40)

Net asset value - End of period	$15.72	$15.46	$15.16	$13.32	$11.75	$17.82

Net assets - End of period (000’s omitted)	$738,142	$716,536	$676,524	$511,700	$424,876	$596,991

Total return[2]	5.85%	3.26%	15.17%	15.47%	(25.70%)	12.95%
Ratios (to average net assets)/
Supplemental Data:
Expenses*	1.08%[3]	1.08%	1.07%	1.10%	1.10%	1.11%
Net investment income	1.33%[3]	1.49%	1.52%	1.48%	1.50%	1.37%
Series portfolio turnover	25%	65%	62%	62%	76%	82%

* For certain periods presented, the investment advisor did not impose all or a portion of its management fees and/or other fees. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amount:

	N/A	N/A	0.00%[4]	0.01%	0.00%[4]	N/A

1Calculated based on average shares outstanding during the period.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

3Annualized.

4Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class I

		FOR THE YEARS ENDED 10/31/11
	FOR THE SIX MONTHS ENDED 4/30/12 (UNAUDITED)	10/31/11	10/31/10	10/31/09	FOR THE PERIOD 3/28/08[1] TO 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.38	$10.26	$9.08	$8.10	$10.00

Income (loss) from investment operations:
Net investment income	0.08 [2]	0.18 [2]	0.17 [2]	0.13 [2]	0.08
Net realized and unrealized gain (loss) on investments	0.49	0.17	1.22	1.10	(1.91)

Total from investment operations	0.57	0.35	1.39	1.23	(1.83)

Less distributions to shareholders:
From net investment income	(0.15)	(0.23)	(0.21)	(0.25)	(0.07)
From net realized gain on investments	(0.46)	—	—	—	—

Total distributions to shareholders	(0.61)	(0.23)	(0.21)	(0.25)	(0.07)

Net asset value - End of period	$10.34	$10.38	$10.26	$9.08	$8.10

Net assets - End of period (000’s omitted)	$415,303	$321,632	$278,210	$98,015	$1,084

Total return[3]	6.07%	3.43%	15.39%	15.82%	(18.46%)
Ratios (to average net assets)/
Supplemental Data:
Expenses*	0.83%[4]	0.83%	0.83%	0.85%	0.85%[4]
Net investment income	1.59%[4]	1.74%	1.76%	1.59%	1.62%[4]
Series portfolio turnover	25%	65%	62%	62%	76%

* For certain periods presented, the investment advisor did not impose all or a portion of its management fees and/or other fees. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amount:

	N/A	N/A	0.00%[5]	0.00%[5]	0.02%[4]
1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized. 5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class C

	FOR THE SIX MONTHS ENDED 4/30/12 (UNAUDITED)	FOR THE YEAR ENDED 10/31/11	FOR THE PERIOD 1/4/10[1] TO 10/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.86	$10.74	$10.00

Income from investment operations:
Net investment income[2]	0.03	0.08	0.06
Net realized and unrealized gain on investments	0.51	0.19	0.73

Total from investment operations	0.54	0.27	0.79

Less distributions to shareholders:
From net investment income	(0.09)	(0.15)	(0.05)
From net realized gain on investments	(0.46)	—	—

Total distributions to shareholders	(0.55)	(0.15)	(0.05)

Net asset value - End of period	$10.85	$10.86	$10.74

Net assets - End of period (000’s omitted)	$78,880	$68,436	$29,468

Total return[3]	5.49%	2.49%	7.97%
Ratios (to average net assets)/
Supplemental Data:
Expenses*	1.83%[4]	1.83%	1.83%[4]
Net investment income	0.59%[4]	0.71%	0.75%[4]
Series portfolio turnover	25%	65%	62%

* For certain periods presented, the investment advisor did not impose all or a portion of its management fees and/or other fees. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amount:

	N/A	N/A	0.00%[4,5]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the period. Periods less than one year are not annualized.

4Annualized. 5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class R

	FOR THE SIX MONTHS ENDED 4/30/12 (UNAUDITED)	FOR THE YEAR ENDED 10/31/11	FOR THE PERIOD 6/30/10[1] TO 10/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.36	$11.22	$10.00

Income from investment operations:
Net investment income[2]	0.06	0.11	0.02
Net realized and unrealized gain on investments	0.54	0.23	1.20

Total from investment operations	0.60	0.34	1.22

Less distributions to shareholders:
From net investment income	(0.14)	(0.20)	—
From net realized gain on investments	(0.46)	—	—

Total distributions to shareholders	(0.60)	(0.20)	—

Net asset value - End of period	$11.36	$11.36	$11.22

Net assets - End of period (000’s omitted)	$27,595	$8,281	$112

Total return[3]	5.77%	3.04%	12.20%
Ratios (to average net assets)/
Supplemental Data:
Expenses	1.33%[4]	1.33%	1.33%[4]
Net investment income	1.09%[4]	0.97%	0.43%[4]
Series portfolio turnover	25%	65%	62%

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the period. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

Shareholder Expense Example - Pro-Blend® Maximum Term Series

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the Hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 11/1/11	ENDING ACCOUNT VALUE 4/30/12	EXPENSES PAID DURING PERIOD 11/1/11-4/30/12*	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,070.80	$5.66	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.39	$5.52	1.10%
Class I
Actual	$1,000.00	$1,072.60	$4.38	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	$4.27	0.85%
Class C
Actual	$1,000.00	$1,067.50	$9.51	1.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.66	$9.27	1.85%
Class R
Actual	$1,000.00	$1,068.90	$6.94	1.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	$6.77	1.35%

*Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

Portfolio Composition - Pro-Blend® Maximum Term Series

As of April 30, 2012 (unaudited)

Sector Allocation[3]		Top Ten Stock Holdings[4]
Information Technology	18.41%	Google, Inc. - Class A	2.75%
Consumer Discretionary	17.43%	Cerner Corp.	2.46%
Financials	13.51%	Monsanto Co.	2.39%
Health Care	12.08%	EMC Corp.	2.17%
Industrials	8.92%	DIRECTV - Class A	2.00%
Energy	8.54%	Time Warner, Inc.	1.90%
Consumer Staples	7.63%	Amazon.com, Inc.	1.88%
Materials	4.32%	Moody’s Corp.	1.74%
Telecommunication Services	1.68%	Carnival Corp.	1.73%
Utilities	0.13%	Hess Corp.	1.57%

[3]Including common stocks, preferred stocks, and corporate bonds, as a percentage of total investments.		4As a percentage of total investments.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 89.83%

Consumer Discretionary - 17.28%
Auto Components - 0.13%
Halla Climate Control Corp. (South Korea)[1]	9,500	$192,130
Hankook Tire Co. Ltd. (South Korea)[1]	15,270	644,176
Mando Corp. (South Korea)[1]	1,100	175,176

		1,011,482

Automobiles - 0.77%
Hyundai Motor Co. (South Korea)[1]	1,000	236,070
Suzuki Motor Corp. (Japan)[1]	10,200	240,072
Tesla Motors, Inc.*	9,390	311,091
Toyota Motor Corp. (Japan)[1]	5,500	225,378
Toyota Motor Corp. - ADR (Japan)	56,940	4,656,553
Yamaha Motor Co. Ltd. (Japan)[1]	26,000	347,271

		6,016,435

Distributors - 0.03%
Inchcape plc (United Kingdom)[1]	43,220	256,774

Diversified Consumer Services - 0.10%
Anhanguera Educacional Participacoes S.A. (Brazil)	24,120	319,128
Capella Education Co.*	6,200	202,802
Grand Canyon Education, Inc.*	13,880	241,373

		763,303

Hotels, Restaurants & Leisure - 2.34%
Accor S.A. (France)[1]	124,190	4,294,563
Carnival Corp.	414,700	13,473,603
Hyatt Hotels Corp. - Class A*	1,950	83,909
Intercontinental Hotels Group plc (United Kingdom)[1]	4,620	110,159
Orient-Express Hotels Ltd. - Class A - ADR (Bermuda)	19,020	203,324
TUI Travel plc (United Kingdom)[1]	44,130	136,851

		18,302,409

Household Durables - 0.15%
Corporacion Geo S.A.B. de C.V. - Class B (Mexico)*	66,310	88,577
DR Horton, Inc.	7,590	124,097
Lennar Corp. - Class A	8,080	224,139
LG Electronics, Inc. (South Korea)[1]	3,720	229,520
NVR, Inc.*	170	133,270
Rodobens Negocios Imobiliarios S.A. (Brazil)	43,750	255,227
Toll Brothers, Inc.*	4,230	107,442

		1,162,272

Internet & Catalog Retail - 1.92%
Amazon.com, Inc.*	62,920	14,591,148
Blue Nile, Inc.*	2,020	61,166

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Internet & Catalog Retail (continued)
Ocado Group plc (United Kingdom)*[1]	207,710	$437,854

		15,090,168

Media - 10.71%
AMC Networks, Inc. - Class A*	217,590	9,247,575
DIRECTV - Class A*	315,100	15,524,977
Discovery Communications, Inc. - Class A*	195,250	10,625,505
Mediaset Espana Comunicacion S.A. (Spain)[1]	97,570	444,144
News Corp. - Class A	474,210	9,294,516
Reed Elsevier plc - ADR (United Kingdom)	5,125	169,381
Societe Television Francaise 1 (France)[1]	39,080	378,532
Time Warner, Inc.	394,960	14,795,202
Valassis Communications, Inc.*	7,510	150,200
Virgin Media, Inc. - ADR (United Kingdom)	354,650	8,710,204
The Walt Disney Co.	204,480	8,815,133
The Washington Post Co. - Class B	12,980	4,908,647
Wolters Kluwer N.V. (Netherlands)[1]	17,270	298,553
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. (Portugal)[1]	155,650	525,265

		83,887,834

Multiline Retail - 0.08%
Marks & Spencer Group plc (United Kingdom)[1]	48,350	280,226
PPR (France)[1]	1,965	328,841

		609,067

Specialty Retail - 1.01%
Aeropostale, Inc.*	11,330	251,299
American Eagle Outfitters, Inc.	14,040	252,860
Belle International Holdings Ltd. (Hong Kong)[1]	103,000	200,977
Chico’s FAS, Inc.	15,650	240,384
Dick’s Sporting Goods, Inc.	115,330	5,835,698
Group 1 Automotive, Inc.	3,230	186,952
Inditex S.A. (Spain)[1]	2,300	207,308
KOMERI Co. Ltd. (Japan)[1]	5,400	151,292
Penske Automotive Group, Inc.	6,550	173,182
Sonic Automotive, Inc. - Class A	9,350	157,267
Teavana Holdings, Inc.*	13,210	275,957

		7,933,176

Textiles, Apparel & Luxury Goods - 0.04%
Adidas AG (Germany)[1]	4,050	337,809

Total Consumer Discretionary		135,370,729

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples - 7.56%
Beverages - 2.63%
Anheuser-Busch InBev N.V. (Belgium)[1]	167,520	$12,074,053
The Boston Beer Co., Inc. - Class A*	2,190	226,271
C&C Group plc (Ireland)*[1]	44,110	221,233
Carlsberg A/S - Class B (Denmark)[1]	3,750	323,707
Cia Cervecerias Unidas S.A. - ADR (Chile)	3,430	245,657
The Coca-Cola Co.	81,790	6,242,213
Companhia de Bebidas das Americas (AmBev) - ADR (Brazil)	3,400	142,732
Diageo plc (United Kingdom)[1]	24,560	619,484
Heineken N.V. (Netherlands)[1]	5,460	298,599
Kirin Holdings Co. Ltd. (Japan)[1]	18,000	229,184

		20,623,133

Food & Staples Retailing - 1.42%
Carrefour S.A. (France)[1]	24,970	501,558
Casino Guichard-Perrachon S.A. (France)[1]	2,880	282,957
Distribuidora Internacional de Alimentacion S.A. (Spain)*[1]	62,700	301,038
Koninklijke Ahold N.V. (Netherlands)[1]	163,230	2,071,781
The Kroger Co.	291,760	6,789,255
Raia Drogasil S.A. (Brazil)	14,500	155,030
SUPERVALU, Inc.	27,000	160,380
Tesco plc (United Kingdom)[1]	171,040	881,315

		11,143,314

Food Products - 3.33%
Barry Callebaut AG (Switzerland)[1]	390	375,453
Biostime International Holdings Ltd. (Cayman Islands)[1]	33,000	94,660
BRF - Brasil Foods S.A. (Brazil)	15,610	283,349
Charoen Pokphand Foods PCL (Thailand)[1]	166,600	207,234
Danone (France)[1]	127,510	8,976,565
Flowers Foods, Inc.	8,820	189,189
Grupo Bimbo S.A.B. de C.V. - Class A (Mexico)	128,690	307,055
M Dias Branco S.A. (Brazil)	4,800	138,499
Nestle S.A. (Switzerland)[1]	60,780	3,725,162
Suedzucker AG (Germany)[1]	6,820	207,682
Unilever plc - ADR (United Kingdom)	337,274	11,575,244

		26,080,092

Household Products - 0.11%
Reckitt Benckiser Group plc (United Kingdom)[1]	14,820	862,723

Personal Products - 0.04%
Kao Corp. (Japan)[1]	3,900	104,502
Natura Cosmeticos S.A. (Brazil)	9,270	209,458

		313,960

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Tobacco - 0.03%
Gudang Garam Tbk PT (Indonesia)[1]	34,500	$221,565

Total Consumer Staples		59,244,787

Energy - 8.47%
Energy Equipment & Services - 4.40%
Baker Hughes, Inc.	207,817	9,166,808
Calfrac Well Services Ltd. (Canada)	11,300	309,996
Cameron International Corp.*	99,810	5,115,262
CARBO Ceramics, Inc.	900	75,681
Compagnie Generale de Geophysique - Veritas (CGG - Veritas) (France)*[1]	4,720	135,359
Heckmann Corp.*	33,970	129,086
ION Geophysical Corp.*	22,000	137,060
Key Energy Services, Inc.*	11,080	140,273
Petroleum Geo-Services ASA (Norway)*[1]	14,000	211,789
Poseidon Concepts Corp. (Canada)	10,710	139,099
Schlumberger Ltd.	141,500	10,490,810
Tidewater, Inc.	2,800	154,084
Trican Well Service Ltd. (Canada)	44,200	639,387
Weatherford International Ltd. - ADR (Switzerland)*	530,166	7,565,469

		34,410,163

Oil, Gas & Consumable Fuels - 4.07%
Apache Corp.	28,720	2,755,397
Cameco Corp. (Canada)	16,960	374,816
Chesapeake Energy Corp.	147,330	2,716,765
Encana Corp. (Canada)	194,770	4,078,484
EOG Resources, Inc.	25,100	2,756,231
Hess Corp.	234,140	12,208,060
Pacific Rubiales Energy Corp. (Canada)	9,200	263,935
Paladin Energy Ltd. (Australia)*[2]	127,940	211,107
Petroleo Brasileiro S.A. - ADR (Brazil)	21,710	481,094
Range Resources Corp.	65,880	4,391,561
Royal Dutch Shell plc - Class B (Netherlands)[1]	7,474	273,508
Royal Dutch Shell plc - Class B - ADR (Netherlands)	7,420	544,331
Statoil ASA (Norway)[1]	11,920	319,842
Talisman Energy, Inc. (Canada)	40,030	523,549

		31,898,680

Total Energy		66,308,843

Financials - 11.41%
Capital Markets - 1.11%
The Charles Schwab Corp.	573,670	8,203,481
Deutsche Bank AG (Germany)[1]	3,960	171,915

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Capital Markets (continued)
Evercore Partners, Inc. - Class A	5,420	$143,251
Greenhill & Co., Inc.	1,880	73,038
Lazard Ltd. - Class A - ADR (Bermuda)	4,250	116,917

		8,708,602

Commercial Banks - 1.70%
Banco Bilbao Vizcaya Argentaria S.A. - ADR (Spain)	28,160	190,080
Banco Santander S.A. (Spain)[1]	1,193,881	7,495,915
Banco Santander S.A. - ADR (Spain)	62,740	397,144
Barclays plc (United Kingdom)[1]	88,550	313,498
BNP Paribas S.A. (France)[1]	10,210	412,069
CIT Group, Inc.*	12,690	480,317
First Commonwealth Financial Corp.	121,280	779,830
Hong Leong Financial Group Berhad (Malaysia)[1]	105,620	416,054
HSBC Holdings plc (United Kingdom)[1]	32,180	290,495
HSBC Holdings plc - ADR (United Kingdom)	12,295	555,365
ICICI Bank Ltd. - ADR (India)	14,770	500,555
Standard Chartered plc (United Kingdom)[1]	11,010	269,147
U.S. Bancorp.	17,220	553,967
Wells Fargo & Co.	18,770	627,481

		13,281,917

Consumer Finance - 1.93%
American Express Co.	102,600	6,177,546
Discover Financial Services	262,870	8,911,293

		15,088,839

Diversified Financial Services - 3.96%
CME Group, Inc.	28,220	7,501,440
Deutsche Boerse AG (Germany)*[1]	127,220	7,987,987
ING Groep N.V. (Netherlands)*[1]	5,355	37,779
JPMorgan Chase & Co.	18,951	814,514
JSE Ltd. (South Africa)[1]	112,540	1,191,799
Moody’s Corp.	329,490	13,492,615

		31,026,134

Insurance - 0.62%
Admiral Group plc (United Kingdom)[1]	29,920	588,028
Allianz SE (Germany)[1]	7,740	863,328
The Allstate Corp.	19,070	635,603
AXA S.A. (France)[1]	4,615	65,580
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	52,400	563,819
Mapfre S.A. (Spain)[1]	296,900	859,496
Muenchener Rueckversicherungs AG (MunichRe) (Germany)[1]	3,663	532,051

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Insurance (continued)
Zurich Insurance Group AG (Switzerland)[1]	2,910	$712,959

		4,820,864

Real Estate Investment Trusts (REITS) - 2.03%
Alexandria Real Estate Equities, Inc.	3,800	284,696
Alstria Office REIT AG (Germany)[1]	41,540	442,861
American Assets Trust, Inc.	3,990	93,805
American Campus Communities, Inc.	10,740	477,393
Apartment Investment & Management Co. - Class A	14,700	399,105
Associated Estates Realty Corp.	5,310	89,898
AvalonBay Communities, Inc.	1,710	248,634
BioMed Realty Trust, Inc.	34,100	675,862
Boston Properties, Inc.	3,220	348,565
Camden Property Trust	3,500	236,845
CBL & Associates Properties, Inc.	6,030	112,339
Cedar Realty Trust, Inc.	5,770	30,119
Coresite Realty Corp.	6,970	173,623
Corporate Office Properties Trust	20,750	488,663
CubeSmart	12,470	156,623
Digital Realty Trust, Inc.	33,150	2,489,233
DuPont Fabros Technology, Inc.	96,550	2,621,333
Education Realty Trust, Inc.	18,150	204,551
Equity Lifestyle Properties, Inc.	3,820	267,171
Equity One, Inc.	6,630	137,771
Equity Residential	3,720	228,557
General Growth Properties, Inc.	11,050	196,690
HCP, Inc.	7,450	308,803
Health Care REIT, Inc.	5,330	301,998
Healthcare Realty Trust, Inc.	2,240	48,115
Home Properties, Inc.	7,540	460,317
Host Hotels & Resorts, Inc.	19,393	322,699
Kimco Realty Corp.	4,410	85,598
Land Securities Group plc (United Kingdom)[1]	8,400	99,198
LTC Properties, Inc.	3,200	106,496
The Macerich Co.	1,600	98,512
Mack-Cali Realty Corp.	8,340	239,525
Mid-America Apartment Communities, Inc.	5,100	347,157
National Retail Properties, Inc.	6,590	180,434
Pebblebrook Hotel Trust	26,950	648,956
Potlatch Corp.	1,240	38,812
ProLogis, Inc.	2,960	105,909
Public Storage	950	136,097
Realty Income Corp.	5,130	201,814

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Simon Property Group, Inc.	3,890	$605,284
Sovran Self Storage, Inc.	6,630	349,401
Tanger Factory Outlet Centers	3,680	115,258
Taubman Centers, Inc.	1,360	104,965
UDR, Inc.	17,710	466,304
Unibail-Rodamco SE (France)[1]	440	82,332

		15,858,321

Real Estate Management & Development - 0.04%
General Shopping Brasil S.A. (Brazil)*	48,420	293,393
Thomas Properties Group, Inc.	11,440	55,827

		349,220

Thrifts & Mortgage Finance - 0.02%
Aareal Bank AG (Germany)*[1]	9,707	187,486

Total Financials		89,321,383

Health Care - 11.98%
Biotechnology - 0.94%
Dendreon Corp.*	51,730	602,655
Exact Sciences Corp.*	75,970	818,197
Myriad Genetics, Inc.*	226,950	5,902,969

		7,323,821

Health Care Equipment & Supplies - 4.67%
Abaxis, Inc.*	32,970	1,174,391
Alere, Inc.*	435,379	10,401,204
Becton, Dickinson and Co.	105,365	8,265,884
BioMerieux (France)[1]	8,070	661,341
Boston Scientific Corp.*	854,160	5,347,042
DexCom, Inc.*	52,704	515,972
HeartWare International, Inc.*	12,890	1,004,904
Insulet Corp.*	52,300	934,078
Mindray Medical International Ltd. - ADR (China)	11,550	378,378
Neogen Corp.*	5,700	222,243
Quidel Corp.*	34,730	573,740
Sirona Dental Systems, Inc.*	15,580	786,946
Straumann Holding AG (Switzerland)[1]	1,250	207,708
Thoratec Corp.*	17,700	616,137
Volcano Corp.*	201,380	5,467,467

		36,557,435

Health Care Providers & Services - 0.44%
Amil Participacoes S.A. (Brazil)	39,510	386,363
China Cord Blood Corp. - ADR (Hong Kong)*	98,000	286,160

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Providers & Services (continued)
Odontoprev S.A. (Brazil)	138,960	$734,112
Sonic Healthcare Ltd. (Australia)[1]	157,370	2,058,658

		3,465,293

Health Care Technology - 3.43%
Allscripts Healthcare Solutions, Inc.*	570,410	6,320,143
Cerner Corp.*	235,846	19,124,752
Computer Programs & Systems, Inc.	9,340	556,571
Greenway Medical Technologies, Inc.*	32,590	501,886
Quality Systems, Inc.	9,630	360,162

		26,863,514

Life Sciences Tools & Services - 1.67%
Luminex Corp.*	26,250	657,300
QIAGEN N.V. (Netherlands)*[1]	12,980	214,618
QIAGEN N.V. - ADR (Netherlands)*	428,830	7,174,326
Waters Corp.*	46,960	3,949,806
WuXi PharmaTech (Cayman), Inc. - ADR (China)*	75,470	1,085,259

		13,081,309

Pharmaceuticals - 0.83%
AstraZeneca plc (United Kingdom)[1]	2,175	95,312
AstraZeneca plc - ADR (United Kingdom)	12,710	557,969
Bayer AG (Germany)[1]	11,706	824,848
Dr. Reddy’s Laboratories Ltd. - ADR (India)	13,570	459,073
GlaxoSmithKline plc (United Kingdom)[1]	14,755	340,863
Green Cross Corp. (South Korea)[1]	7,780	919,447
Hikma Pharmaceuticals plc (United Kingdom)[1]	58,560	596,919
Novo Nordisk A/S - Class B (Denmark)[1]	2,470	364,135
Optimer Pharmaceuticals, Inc.*	43,940	650,312
Sanofi (France)[1]	1,987	151,770
Santen Pharmaceutical Co. Ltd. (Japan)[1]	3,100	129,732
Shire plc (Ireland)[1]	16,590	540,713
Takeda Pharmaceutical Co. Ltd. (Japan)[1]	2,700	117,815
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	6,650	304,171
UCB S.A. (Belgium)[1]	10,000	467,602

		6,520,681

Total Health Care		93,812,053

Industrials - 8.79%
Aerospace & Defense - 0.03%
European Aeronautic Defence and Space Co. N.V. (Netherlands)[1]	6,890	272,283

Air Freight & Logistics - 1.39%
FedEx Corp	61,490	5,425,878

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Air Freight & Logistics (continued)
PostNL N.V. (Netherlands)[1]	23,170	$100,824
United Parcel Service, Inc. - Class B	68,423	5,346,573

		10,873,275

Airlines - 2.67%
Copa Holdings S.A. - ADR - Class A (Panama)	8,600	699,266
Deutsche Lufthansa AG (Germany)[1]	17,640	229,714
Ryanair Holdings plc - ADR (Ireland)*	278,770	9,386,186
Southwest Airlines Co.	1,169,357	9,682,276
Spirit Airlines, Inc.*	11,900	285,838
US Airways Group, Inc.*	60,050	616,113

		20,899,393

Commercial Services & Supplies - 0.22%
Edenred (France)[1]	33,190	1,060,336
Interface, Inc. - Class A	5,060	71,650
Ritchie Bros. Auctioneers, Inc. (Canada)	10,170	214,892
Tomra Systems ASA (Norway)[1]	47,870	373,629

		1,720,507

Construction & Engineering - 1.01%
MYR Group, Inc.*	5,380	89,954
Quanta Services, Inc.*	353,590	7,821,411

		7,911,365

Electrical Equipment - 0.23%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	13,740	259,274
Alstom S.A. (France)[1]	14,500	518,586
Nexans S.A. (France)[1]	2,050	102,744
Polypore International, Inc.*	11,100	414,585
Prysmian S.p.A. (Italy)[1]	17,160	279,517
Schneider Electric S.A. (France)[1]	4,200	258,702

		1,833,408

Industrial Conglomerates - 0.14%
Siemens AG (Germany)[1]	11,480	1,065,576

Machinery - 1.86%
AGCO Corp.*	5,210	242,682
Astec Industries, Inc.*	2,380	74,470
Deere & Co.	2,000	164,720
FANUC Corp. (Japan)[1]	3,500	590,277
Flowserve Corp.	56,240	6,463,663
Graham Corp.	4,030	88,982
Pall Corp.	47,900	2,855,319

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Machinery (continued)
Pentair, Inc.	5,510	$238,803
Titan International, Inc.	10,040	290,056
Trinity Industries, Inc.	5,500	162,800
Wabash National Corp.*	30,000	251,100
Westport Innovations, Inc. - ADR (Canada)*	101,220	3,168,186

		14,591,058

Marine - 0.06%
Baltic Trading Ltd.	11,570	53,800
D/S Norden (Denmark)[1]	8,020	227,617
Mitsui OSK Lines Ltd. (Japan)[1]	7,000	27,131
Nippon Yusen Kabushiki Kaisha (Japan)[1]	10,000	29,560
Pacific Basin Shipping Ltd. (Bermuda)[1,3]	60,000	31,399
Sinotrans Shipping Ltd. (Hong Kong)[1]	309,000	73,542

		443,049

Professional Services - 0.23%
The Advisory Board Co.*	11,690	1,065,660
Qualicorp S.A. (Brazil)*	80,180	698,680

		1,764,340

Road & Rail - 0.83%
All America Latina Logistica S.A. (Brazil)	135,210	612,157
Norfolk Southern Corp.	75,770	5,525,906
RailAmerica, Inc.*	17,070	395,683

		6,533,746

Transportation Infrastructure - 0.12%
Groupe Eurotunnel S.A. (France)[1]	39,430	331,748
Malaysia Airports Holdings Berhad (Malaysia)[1]	327,440	625,755

		957,503

Total Industrials		68,865,503

Information Technology - 18.26%
Communications Equipment - 4.34%
Alcatel-Lucent - ADR (France)*	380,160	574,042
Cisco Systems, Inc.	443,470	8,935,920
Infinera Corp.*	150,340	1,076,434
Juniper Networks, Inc.*	397,890	8,526,783
Qualcomm, Inc.	77,380	4,939,939
Riverbed Technology, Inc.*	502,740	9,919,060

		33,972,178

Computers & Peripherals - 2.33%
Apple, Inc.*	1,670	975,681

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Computers & Peripherals (continued)
EMC Corp.*	596,440	$16,825,572
Immersion Corp.*	87,850	478,783

		18,280,036

Electronic Equipment, Instruments & Components - 2.04%
Amphenol Corp. - Class A	68,290	3,970,381
Corning, Inc.	713,900	10,244,465
Hitachi Ltd. (Japan)[1]	106,000	675,140
Keyence Corp. (Japan)[1]	1,146	270,532
Maxwell Technologies, Inc.*	23,250	221,107
Nippon Electric Glass Co. Ltd. (Japan)[1]	70,700	571,239

		15,952,864

Internet Software & Services - 3.26%
The Active Network, Inc.*	59,530	1,000,104
comScore, Inc.*	36,100	719,112
Google, Inc. - Class A*	35,269	21,345,857
LogMeIn, Inc.*	4,890	176,089
NHN Corp. (South Korea)[1]	2,000	452,130
Tencent Holdings Ltd. (China)[1]	31,000	969,798
Velti plc - ADR (Ireland)*	70,210	839,009

		25,502,099

IT Services - 3.91%
Amadeus IT Holding S.A. - Class A (Spain)[1]	210,180	4,302,773
Amdocs Ltd. - ADR (Guernsey)*	158,690	5,078,080
Cap Gemini S.A. (France)[1]	34,680	1,354,852
Cielo S.A. (Brazil)	—	6
Euronet Worldwide, Inc.*	40,000	865,200
MasterCard, Inc. - Class A	20,510	9,276,058
Visa, Inc. - Class A	73,650	9,057,477
The Western Union Co.	38,330	704,505

		30,638,951

Semiconductors & Semiconductor Equipment - 0.28%
Aixtron SE NA (Germany)[1]	15,700	286,857
Samsung Electronics Co. Ltd. (South Korea)[1]	460	563,022
Sumco Corp. (Japan)*[1]	55,600	590,231
Tokyo Electron Ltd. (Japan)[1]	9,300	515,370
Veeco Instruments, Inc.*	9,000	271,710

		2,227,190

Software - 2.10%
Autodesk, Inc.*	207,870	8,183,842

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Software (continued)
Aveva Group plc (United Kingdom)[1]	10,950	$296,497
Electronic Arts, Inc.*	455,670	7,008,205
RealPage, Inc.*	27,570	500,395
SAP AG (Germany)[1]	6,540	433,689

		16,422,628

Total Information Technology		142,995,946

Materials - 4.28%
Chemicals - 3.39%
Arkema S.A. (France)[1]	40	3,548
BASF SE (Germany)[1]	7,190	591,973
Calgon Carbon Corp.*	22,488	311,234
Chr. Hansen Holding A/S (Denmark)[1]	5,800	160,939
Flotek Industries, Inc.*	9,360	127,670
Johnson Matthey plc (United Kingdom)[1]	19,780	742,768
Linde AG (Germany)[1]	3,230	552,856
Monsanto Co.	243,470	18,547,545
Shin-Etsu Chemical Co. Ltd. (Japan)[1]	2,600	150,071
Syngenta AG (Switzerland)[1]	15,350	5,382,887

		26,571,491

Construction Materials - 0.07%
CRH plc (Ireland)[1]	12,010	243,445
Eagle Materials, Inc.	3,880	136,654
Holcim Ltd. (Switzerland)[1]	2,710	169,029

		549,128

Metals & Mining - 0.82%
Alcoa, Inc.	638,840	6,215,913
Alumina Ltd. (Australia)[1]	94,560	112,948
Norsk Hydro ASA (Norway)[1]	21,070	102,742

		6,431,603

Total Materials		33,552,222

Telecommunication Services - 1.67%
Diversified Telecommunication Services - 1.49%
Swisscom AG - ADR (Switzerland)[4]	9,116	337,748
Telefonica S.A. - ADR (Spain)	39,010	570,716
Telenor ASA (Norway)[1]	553,990	10,183,117
Telenor ASA - ADR (Norway)[4]	9,830	541,535

		11,633,116

Wireless Telecommunication Services - 0.18%
DiGi.com Berhad (Malaysia)[1]	440,500	586,237

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT	VALUE (NOTE 2)

COMMON STOCKS (continued)

Telecommunication Services (continued)
Wireless Telecommunication Services (continued)
MTN Group Ltd. (South Africa)[1]	7,410	$129,585
SK Telecom Co. Ltd. - ADR (South Korea)	53,960	729,539

		1,445,361

Total Telecommunication Services		13,078,477

Utilities - 0.13%
Electric Utilities - 0.04%
E.ON AG (Germany)[1]	13,630	308,607

Multi-Utilities - 0.05%
GDF Suez (France)[1]	4,464	102,780
National Grid plc (United Kingdom)[1]	24,670	266,400

		369,180

Water Utilities - 0.04%
Cia de Saneamento de Minas Gerais - Copasa MG (Brazil)	15,510	363,309

Total Utilities		1,041,096

TOTAL COMMON STOCKS
(Identified Cost $650,187,924)		703,591,039

CORPORATE BONDS - 2.05%

Non-Convertible Corporate Bonds - 2.05%
Financials - 1.99%
Capital Markets - 0.73%
Barclays Bank plc (United Kingdom)[5], 2.50%, 9/21/2015	$2,425,000	2,487,048
BNP Paribas Home Loan Covered Bonds S.A. (France)[5] , 2.20%, 11/2/2015	2,425,000	2,431,227
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	410,000	425,406
Morgan Stanley, 5.50%, 1/26/2020	405,000	395,877

		5,739,558

Commercial Banks - 1.05%
Bank of Nova Scotia (Canada)[5], 1.45%, 7/26/2013	970,000	981,651
Bank of Nova Scotia (Canada)[5], 1.65%, 10/29/2015	2,425,000	2,472,222
Royal Bank of Canada (Canada)[5], 3.125%, 4/14/2015	2,135,000	2,262,353
The Toronto-Dominion Bank (Canada)[5], 2.20%, 7/29/2015	2,425,000	2,520,213

		8,236,439

Consumer Finance - 0.05%
American Express Co., 8.125%, 5/20/2019	315,000	417,208

Diversified Financial Services - 0.16%
Bank of America Corp., 7.625%, 6/1/2019	340,000	391,868
Citigroup, Inc., 8.50%, 5/22/2019	330,000	410,018

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	PRINCIPAL AMOUNT/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services (continued)
JPMorgan Chase & Co., 4.95%, 3/25/2020	$385,000	$422,786

		1,224,672

Total Financials		15,617,877

Industrials - 0.06%
Industrial Conglomerates - 0.06%
General Electric Capital Corp., 5.50%, 1/8/2020	375,000	428,773

TOTAL CORPORATE BONDS (Identified Cost $15,447,955)		16,046,650

U.S. TREASURY SECURITIES - 1.13%

U.S. Treasury Notes - 1.13%
U.S. Treasury Note, 3.125%, 10/31/2016 (Identified Cost $8,808,954)	8,000,000	8,850,624

U.S. GOVERNMENT AGENCIES - 5.41%

Other Agencies - 5.41%
Fannie Mae, 1.25%, 1/30/2017	22,000,000	22,268,774
Fannie Mae, 6.25%, 5/15/2029	1,608,000	2,235,319
Fannie Mae, 7.25%, 5/15/2030	1,448,000	2,231,233
Fannie Mae, 6.625%, 11/15/2030	1,528,000	2,231,028
Freddie Mac, 5.25%, 4/18/2016	7,556,000	8,877,356
Freddie Mac, 6.75%, 3/15/2031	1,508,000	2,231,694
Freddie Mac, 6.25%, 7/15/2032	1,608,000	2,300,413

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $41,623,746)		42,375,817

SHORT-TERM INVESTMENTS - 0.75%
Dreyfus Cash Management, Inc. - Institutional Shares[6], 0.06%, (Identified Cost $5,888,812)	5,888,812	5,888,812

TOTAL INVESTMENTS - 99.17% (Identified Cost $721,957,391)		776,752,942
OTHER ASSETS, LESS LIABILITIES - 0.83%		6,474,653

NET ASSETS - 100%		$783,227,595

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2012

(unaudited)

ADR - American Depository Receipt

*Non-income producing security

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Traded on Canadian exchange.

3Traded on Hong Kong exchange.

4Latest quoted sales price is not available and the latest quoted bid price was used to value the security.

5Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid. These securities amount to $13,154,714, or 1.68%, of the Series’ net assets as of April 30, 2012.

6Rate shown is the current yield as of April 30, 2012.

Statement of Assets and Liabilities - Pro-Blend® Maximum Term Series

April 30, 2012 (unaudited)

ASSETS:

Investments, at value (identified cost $721,957,391) (Note 2)	$776,752,942
Cash	724,300
Foreign currency (identified cost $116,654)	114,908
Receivable for securities sold	11,278,475
Dividends receivable	876,866
Receivable for fund shares sold	649,571
Foreign tax reclaims receivable	585,383
Interest receivable	373,626

TOTAL ASSETS	791,356,071

LIABILITIES:

Accrued management fees (Note 3)	481,504
Accrued shareholder services fees (Class S) (Note 3)	103,538
Accrued transfer agent fees (Note 3)	58,635
Accrued fund accounting and administration fees (Note 3)	31,669
Accrued distribution and service (Rule 12b-1) fees (Class C) (Class R)(Note 3)	20,701
Accrued directors’ fees (Note 3)	3,647
Accrued Chief Compliance Officer service fees (Note 3)	415
Payable for securities purchased	4,300,890
Payable for fund shares repurchased	3,035,913
Other payables and accrued expenses	91,564

TOTAL LIABILITIES	8,128,476

TOTAL NET ASSETS	$783,227,595

NET ASSETS CONSIST OF:

Capital stock	$560,954
Additional paid-in-capital	728,482,571
Undistributed net investment income	795,661
Accumulated net realized loss on investments, foreign currency and translation of other assets and liabilities	(1,447,301)
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	54,835,710

TOTAL NET ASSETS	$783,227,595

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Maximum Term Series

April 30, 2012 (unaudited)

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($496,539,072/29,704,991 shares)	$16.72

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($255,035,459/23,658,778 shares)	$10.78

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class C ($20,794,637/1,853,843 shares)	$11.22

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R ($10,858,427/877,760 shares)	$12.37

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Maximum Term Series

For the Six Months Ended April 30, 2012 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $262,702)	$4,926,567
Interest	671,325

Total Investment Income	5,597,892

EXPENSES:

Management fees (Note 3)	2,834,204
Shareholder services fees (Class S) (Note 3)	626,085
Transfer agent fees (Note 3)	104,054
Fund accounting and administration fees (Note 3)	68,128
Distribution and service (Rule 12b-1) fees (Class C) (Note 3)	93,984
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	20,965
Directors’ fees (Note 3)	10,821
Chief Compliance Officer service fees (Note 3)	1,246
Custodian fees	43,452
Miscellaneous	134,375

Total Expenses	3,937,314

NET INVESTMENT INCOME	1,660,578

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on- Investments	16,700,575
Foreign currency and translation of other assets and liabilities (net of Brazilian tax of $1,515)	8,157

16,708,732

Net change in unrealized appreciation (depreciation) on- Investments	34,665,715
Foreign currency and translation of other assets and liabilities	(37,464)

34,628,251

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	51,336,983

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$52,997,561

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Maximum Term Series

	FOR THE SIX MONTHS ENDED 4/30/12 (UNAUDITED)	FOR THE YEAR ENDED 10/31/11
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$1,660,578	$5,050,643
Net realized gain (loss) on investments and foreign currency (net of Brazilian tax of $1,515 and $61,928, respectively)	16,708,732	36,622,584
Net change in unrealized appreciation (depreciation) on investments and foreign currency	34,628,251	(37,022,155)

Net increase from operations	52,997,561	4,651,072

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(1,359,611)	(2,786,497)
From net investment income (Class I)	(1,387,803)	(2,324,919)
From net investment income (Class C)	(15,318)	(42,076)
From net investment income (Class R)	(38,419)	(2,032)

Total distributions to shareholders	(2,801,151)	(5,155,524)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(11,300,017)	7,297,306

Net increase in net assets	38,896,393	6,792,854

NET ASSETS:

Beginning of period	744,331,202	737,538,348

End of period (including undistributed net investment income of $795,661 and $1,936,234, respectively)	$783,227,595	$744,331,202

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class S

	FOR THE SIX	FOR THE YEARS ENDED
	MONTHS ENDED 4/30/12 (UNAUDITED)	10/31/11	10/31/10	10/31/09	10/31/08	10/31/07
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$15.66	$15.59	$13.35	$11.50	$19.57	$18.35

Income (loss) from investment operations:
Net investment income	0.03 [1]	0.10 [1]	0.08 [1]	0.06 [1]	0.12	0.11
Net realized and unrealized gain (loss) on investments	1.07	0.05	2.21	1.90	(6.22)	2.41

Total from investment operations	1.10	0.15	2.29	1.96	(6.10)	2.52

Less distributions to shareholders:
From net investment income	(0.04)	(0.08)	(0.05)	(0.11)	(0.10)	(0.15)
From net realized gain on investments	—	—	—	—	(1.87)	(1.15)

Total distributions to shareholders	(0.04)	(0.08)	(0.05)	(0.11)	(1.97)	(1.30)

Net asset value - End of period	$16.72	$15.66	$15.59	$13.35	$11.50	$19.57

Net assets - End of period (000’s omitted)	$496,539	$512,215	$539,781	$443,770	$342,015	$517,766

Total return[2]	7.08%	0.94%	17.17%	17.34%	(34.19%)	14.37%
Ratios (to average net assets)/
Supplemental Data:
Expenses*	1.10%[3]	1.09%	1.10%	1.10%	1.10%	1.12%
Net investment income	0.38%[3]	0.59%	0.54%	0.55%	0.77%	0.67%
Series portfolio turnover	28%	65%	68%	67%	82%	61%

* For certain periods presented, the investment advisor did not impose all or a portion of its management fees and/or other fees. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amount:

	N/A	N/A	0.00%[4]	0.03%	0.04%	N/A

1Calculated based on average shares outstanding during the period.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

3Annualized.

4Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class I

	FOR THE SIX	FOR THE YEARS ENDED
	MONTHS ENDED 4/30/12 (UNAUDITED)	10/31/11	10/31/10	10/31/09	FOR THE PERIOD 3/28/08[1] TO 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.12	$10.12	$8.70	$7.57	$10.00

Income (loss) from investment operations:
Net investment income	0.03 [2]	0.09 [2]	0.08 [2]	0.05 [2]	0.05
Net realized and unrealized gain (loss) on investments	0.70	0.03	1.43	1.24	(2.44)

Total from investment operations	0.73	0.12	1.51	1.29	(2.39)

Less distributions to shareholders:
From net investment income	(0.07)	(0.12)	(0.09)	(0.16)	(0.04)

Net asset value - End of period	$10.78	$10.12	$10.12	$8.70	$7.57

Net assets - End of period (000’s omitted)	$255,035	$210,597	$190,344	$52,271	$2,597

Total return[3]	7.26%	1.14%	17.47%	17.58%	(24.01%)
Ratios (to average net assets)/
Supplemental Data:
Expenses*	0.85%[4]	0.84%	0.85%	0.85%	0.85%[4]
Net investment income	0.64%[4]	0.83%	0.81%	0.68%	0.88%[4]
Series portfolio turnover	28%	65%	68%	67%	82%

* For certain periods presented, the investment advisor did not impose all or a portion of its management fees and/or other fees. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amount:

	N/A	N/A	0.00%[5]	0.02%	0.08%[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class C

	FOR THE SIX MONTHS ENDED 4/30/12 (UNAUDITED)	FOR THE YEAR ENDED 10/31/11	FOR THE PERIOD 1/4/10[1] TO 10/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.52	$10.54	$10.00

Income (loss) from investment operations:
Net investment loss[2]	(0.02)	(0.02)	(0.01)
Net realized and unrealized gain on investments	0.73	0.04	0.58

Total from investment operations	0.71	0.02	0.57

Less distributions to shareholders:
From net investment income	(0.01)	(0.04)	(0.03)

Net asset value - End of period	$11.22	$10.52	$10.54

Net assets - End of period (000’s omitted)	$20,795	$18,102	$7,383

Total return[3]	6.75%	0.15%	5.68%
Ratios (to average net assets)/
Supplemental Data:
Expenses*	1.85%[4]	1.84%	1.85%[4]
Net investment loss	(0.36%)[4]	(0.15%)	(0.13%)[4]
Series portfolio turnover	28%	65%	68%

* For certain periods presented, the investment advisor did not impose all or a portion of its management fees and/or other fees. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amount:

	N/A	N/A	0.01%[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the period. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class R

	FOR THE SIX MONTHS ENDED 4/30/12 (UNAUDITED)	FOR THE YEAR ENDED 10/31/11	FOR THE PERIOD 6/30/10[1] TO 10/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.63	$11.64	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.01	0.00 [3]	(0.01)
Net realized and unrealized gain on investments	0.78	0.09	1.65

Total from investment operations	0.79	0.09	1.64

Less distributions to shareholders:
From net investment income	(0.05)	(0.10)	—

Net asset value - End of period	$12.37	$11.63	$11.64

Net assets - End of period (000’s omitted)	$10,858	$3,418	$31

Total return[4]	6.89%	0.71%	16.40%
Ratios (to average net assets)/
Supplemental Data:
Expenses	1.35%[5]	1.34%	1.35%[5]
Net investment income	0.14%[5]	0.04%	(0.38%)[5]
Series portfolio turnover	28%	65%	68%

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Less than $0.01.

4Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the period. Periods less than one year are not annualized.

5Annualized.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

1.	Organization

Pro-Blend® Conservative Term Series, Pro-Blend® Moderate Term Series, Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series (each the “Series”) are no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

The Series are asset allocation funds. Each invests in a combination of stocks, bonds and cash and is managed according to specific goals. The goals are as follows: Pro-Blend® Conservative Term Series - primary goal is preservation of capital; secondary goal is long-term growth of capital. Pro-Blend® Moderate Term Series - equal emphasis on long-term growth of capital and preservation of capital. Pro-Blend® Extended Term Series - primary goal is long-term growth of capital; secondary goal is preservation of capital. Pro-Blend® Maximum Term Series - primary goal is long-term growth of capital.

Each Series is authorized to issue six classes of shares (Class C, R, E, I, S and Z). Currently, only Class S, I, C and R shares have been issued. Each class of shares is substantially the same, except that class-specific transfer agency distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of each Series are offered to investors and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2012, 9.8 billion shares have been designated in total among 41 series, of which 162.5 million have been designated as Pro-Blend® Conservative Term Series Class S common stock, 75 million have been designated as Pro-Blend® Conservative Term Series Class I common stock, 125 million each have been designated as Class S common stock and Class I common stock for Pro-Blend® Moderate Term Series, 125 million each have been designated as Class S common stock for Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, 200 million each have been designated as Class I common stock for Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, 25 million each have been designated as Class C common stock for Pro-Blend® Conservative Term Series, Pro-Blend® Moderate Term Series, Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series and 52.5 million each have been designated as Class R common stock for Pro-Blend® Conservative Term Series, Pro-Blend® Moderate Term Series, Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series.

2.	Significant Accounting Policies

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service. The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as a benchmark yield curves, option-adjusted spreads, credit spreads, estimated defaulted rates, coupon rates, anticipated timing of principal repayments, underlying collateral and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measure fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instruments’ level with in the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measure. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2012 in valuing the Series’ assets or liabilities carried at fair value:

	PRO-BLEND® CONSERVATIVE TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity Securities*:
Consumer Discretionary	$51,454,080	$47,750,647	$3,703,433	$—
Consumer Staples	30,041,073	18,639,534	11,401,539	—
Energy	26,224,486	25,783,547	440,939	—
Financials	39,460,992	35,656,472	3,804,520	—
Health Care	34,630,785	30,925,930	3,704,855	—
Industrials	18,216,683	15,092,374	3,124,309	—
Information Technology	64,815,609	59,154,568	5,661,041	—
Materials	17,940,638	13,895,379	4,045,259	—
Telecommunication Services	5,666,763	435,551	5,231,212	—
Utilities	342,239	137,266	204,973	—
Preferred Securities:
Financials	2,946,455	1,098,271	1,848,184	—

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

	PRO-BLEND® CONSERVATIVE TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Debt securities:
U.S. Treasury and other U.S. Government agencies	$497,335,135	$—	$497,335,135	$—
Corporate Debt:
Consumer Discretionary	56,302,867	—	56,302,867	—
Consumer Staples	8,135,599	—	8,135,599	—
Energy	21,248,908	—	21,248,908	—
Financials	165,902,169	—	165,902,169	—
Health Care	12,465,332	—	12,465,332	—
Industrials	33,926,574	—	33,926,574	—
Information Technology	6,664,506	—	6,664,506	—
Materials	21,950,943	—	21,950,943	—
Telecommunication Services	5,404,958	—	5,404,958	—
Utilities	6,526,074	—	6,526,074	—
Convertible corporate debt:
Financials	495,075	—	495,075	—
Health Care	174,600	—	174,600	—
Information Technology	71,100	—	71,100	—
Materials	351,450	—	351,450	—
Asset-backed securities	4,719,697	—	4,719,697	—
Commercial mortgage-backed securities	24,407,799	—	24,407,799	—
Foreign government bonds	40,581,316	—	40,581,316	—
Mutual funds	57,171,537	57,171,537	—	—

Total assets	$1,255,575,442	$305,741,076	$949,834,366	$—

	PRO-BLEND® MODERATE TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity Securities*:
Consumer Discretionary	$98,611,403	$91,144,794	$7,466,609	$—
Consumer Staples	60,447,106	34,856,479	25,590,627	—
Energy	50,065,979	49,152,149	913,830	—
Financials	71,775,241	63,020,296	8,754,945	—
Health Care	69,681,607	61,162,863	8,518,744	—
Industrials	37,010,656	30,437,906	6,572,750	—
Information Technology	127,031,762	114,766,751	12,265,011	—
Materials	34,049,530	26,126,674	7,922,856	—
Telecommunication Services	12,366,886	1,201,189	11,165,697	—
Utilities	948,408	312,244	636,164	—
Preferred Securities:
Financials	4,414,895	2,121,267	2,293,628	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	286,644,791	—	286,644,791	—
Corporate Debt:
Consumer Discretionary	33,194,194	—	33,194,194	—

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

	PRO-BLEND® MODERATE TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Consumer Staples	$3,292,691	$—	$3,292,691	$—
Energy	18,258,760	—	18,258,760	—
Financials	145,552,244	—	145,552,244	—
Health Care	15,984,157	—	15,984,157	—
Industrials	35,678,708	—	35,678,708	—
Information Technology	8,660,146	—	8,660,146	—
Materials	24,954,859	—	24,954,859	—
Telecommunication Services	10,820,403	—	10,820,403	—
Utilities	2,802,997	—	2,802,997	—
Convertible corporate debt:
Financials	996,187	—	996,187	—
Health Care	410,662	—	410,662	—
Information Technology	382,163	—	382,163	—
Materials	639,444	—	639,444	—
Asset-backed securities	2,842,382	—	2,842,382	—
Commercial mortgage-backed securities	24,664,892	—	24,664,892	—
Foreign government bonds	31,946,669	—	31,946,669	—
Mutual funds	49,871,387	49,871,387	—	—

Total assets	$1,264,001,209	$524,173,999	$739,827,210	$—

	PRO-BLEND® EXTENDED TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity Securities*:
Consumer Discretionary	$128,663,661	$118,989,208	$9,674,453	$—
Consumer Staples	82,404,169	47,840,459	34,563,710	—
Energy	59,499,036	58,271,414	1,227,622	—
Financials	87,866,641	76,832,245	11,034,396	—
Health Care	83,231,086	72,566,305	10,664,781	—
Industrials	50,007,429	40,897,896	9,109,533	—
Information Technology	166,601,787	151,263,937	15,337,850	—
Materials	44,799,283	35,157,687	9,641,596	—
Telecommunication Services	16,837,225	1,616,939	15,220,286	—
Utilities	1,186,479	445,762	740,717	—
Preferred Securities:
Financials	4,657,898	2,192,495	2,465,403	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	190,719,680	—	190,719,680	—
Corporate Debt:
Consumer Discretionary	26,676,962	—	26,676,962	—
Consumer Staples	3,193,997	—	3,193,997	—
Energy	13,555,587	—	13,555,587	—
Financials	116,110,957	—	116,110,957	—
Health Care	11,467,242	—	11,467,242	—
Industrials	29,237,977	—	29,237,977	—

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

	PRO-BLEND® EXTENDED TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Information Technology	$6,993,321	$—	$6,993,321	$—
Materials	17,500,246	—	17,500,246	—
Telecommunication Services	10,675,993	—	10,675,993	—
Utilities	3,981,830	—	3,981,830	—
Convertible corporate debt:
Financials	1,026,375	—	1,026,375	—
Health Care	460,975	—	460,975	—
Information Technology	595,463	—	595,463	—
Materials	644,325	—	644,325	—
Asset-backed securities	3,089,458	—	3,089,458	—
Commercial mortgage-backed securities	25,708,547	—	25,708,547	—
Foreign government bonds	23,470,456	—	23,470,456	—
Mutual funds	48,721,167	48,721,167	—	—

Total assets	$1,259,585,252	$654,795,514	$604,789,738	$—

	PRO-BLEND® MAXIMUM TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity Securities*:
Consumer Discretionary	$135,370,729	$124,691,788	$10,678,941	$—
Consumer Staples	59,244,787	26,664,332	32,580,455	—
Energy	66,308,843	65,368,345	940,498	—
Financials	89,321,383	66,301,406	23,019,977	—
Health Care	93,812,053	86,120,572	7,691,481	—
Industrials	68,865,503	62,666,563	6,198,940	—
Information Technology	142,995,946	131,713,816	11,282,130	—
Materials	33,552,222	25,339,016	8,213,206	—
Telecommunication Services	13,078,477	1,300,255	11,778,222	—
Utilities	1,041,096	363,309	677,787	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	51,226,441	—	51,226,441	—
Corporate Debt:
Financials	15,617,877	—	15,617,877	—
Industrials	428,773	—	428,773	—
Mutual funds	5,888,812	5,888,812	—	—

Total assets	$776,752,942	$596,418,214	$180,334,728	$—

There were no Level 3 securities held by any of the Pro-Blend® Series as of October 31, 2011 or April 30, 2012.

*Includes common stock, warrants and rights. Please see the Investment Portfolio for each of the Series for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended April 30, 2012.

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Recent Accounting Standard

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-04, “Fair Value Measurements (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes certain principles related to measuring fair value, and requires additional disclosures about fair value measurements.

Required disclosures are expanded under the new guidance, especially for fair value measurements that are categorized within Level 3 of the fair value hierarchy, for which quantitative information about the unobservable inputs used, and a narrative description of the valuation processes in place and sensitivity of recurring Level 3 measurements to changes in unobservable inputs will be required.

ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011 and is to be applied prospectively. Management is currently assessing the impact of this guidance, but does not expect it to have a material impact on the Series’ financial statements.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

Income, expenses (other than class specific expenses), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

The Series use the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts

The Series may purchase or sell forward foreign currency exchange contracts in order to hedge a portfolio position or specific transaction. Risks may arise if the counterparties to a contract are unable to meet the terms of the contract or if the value of the foreign currency moves unfavorably.

All forward foreign currency exchange contracts are adjusted daily by the exchange rate of the underlying currency and, for financial statement purposes, any gain or loss is recorded as unrealized gain or loss until a contract has been closed. Realized and unrealized gain or loss arising from a transaction is included in net realized and unrealized gain (loss) on investments.

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Forward Foreign Currency Exchange Contracts (continued)

Each Series may regularly trade forward foreign currency exchange contracts with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to changes in foreign currency exchange rates.

The notional or contractual amount of these instruments represents the investment the Series have in forward foreign currency exchange contracts and does not necessarily represent the amounts potentially at risk. The measurement of the risks associated with forward foreign currency exchange contracts is meaningful only when all related and offsetting transactions are considered. Investments in forward foreign currency exchange contacts held by each Series, if any, on April 30, 2012 are shown at the end of each Investment Portfolio. The average volume of derivative activity (measured in terms of notional amounts) during the six months ended April 30, 2012 was $61,226, $157,899 and $154,676 for Pro-Blend® Conservative Term Series, Pro-Blend® Moderate Term Series and Pro-Blend® Extended Term Series, respectively.

Securities Purchased on a When-Issued Basis or Forward Commitment

Each Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series account for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in each applicable Series’ Investment Portfolio. None of the Series had TBA dollar rolls outstanding as of April 30, 2012.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of each applicable Series’ Investment Portfolio.

Federal Taxes

Each Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series are not subject to federal income tax or excise tax to the extent that each Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2012, the Series have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

The Series file income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2008 through October 31, 2011. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made semi-annually. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of a Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which each Series pays a fee, computed daily and payable monthly, at an annual rate of 0.60% for Pro-Blend® Conservative Term Series and 0.75% for Pro-Blend® Moderate Term Series, Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended.

Class S shares of each Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Fund’s Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of each Series pays a fee, computed daily and payable monthly, at an annual rate of 0.20% for Pro-Blend® Conservative Term Series Class S and 0.25% for Pro-Blend® Moderate Term Series Class S, Pro-Blend® Extended Term Series Class S and Pro-Blend® Maximum Term Series Class S, of the Class’ average daily

Notes to Financial Statements (continued)

3.	Transactions with Affiliates (continued)

net assets. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

The Advisor has contractually agreed, until at least February 28, 2013, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than the amounts presented in the following table, exclusive of shareholder services fees and distribution and service fees (12b-1), of average daily net assets each year. In addition, the Advisor has voluntarily agreed to waive fees and reimburse expenses during the current fiscal year in order to keep total direct annual fund operating expenses for the Series at no more than the amounts presented in the following table, inclusive of shareholder services fees and distribution and service fees (12b-1), of average daily net assets each year.

SERIES/CLASS	EXPENSE LIMIT	VOLUNTARY EXPENSE LIMITATION
Pro-Blend® Conservative Term Series Class S	0.80%	0.90%
Pro-Blend® Conservative Term Series Class I	0.70%	—
Pro-Blend® Conservative Term Series Class C	0.80%	1.70%
Pro-Blend® Conservative Term Series Class R	0.80%	1.20%
Pro-Blend® Moderate Term Series Class S	0.95%	1.10%
Pro-Blend® Moderate Term Series Class I	0.85%	—
Pro-Blend® Moderate Term Series Class C	0.95%	1.85%
Pro-Blend® Moderate Term Series Class R	0.95%	1.35%
Pro-Blend® Extended Term Series Class S	0.95%	1.10%
Pro-Blend® Extended Term Series Class I	0.85%	—
Pro-Blend® Extended Term Series Class C	0.95%	1.85%
Pro-Blend® Extended Term Series Class R	0.95%	1.35%
Pro-Blend® Maximum Term Series Class S	0.95%	1.10%
Pro-Blend® Maximum Term Series Class I	0.85%	—
Pro-Blend® Maximum Term Series Class C	0.95%	1.85%
Pro-Blend® Maximum Term Series Class R	0.95%	1.35%

The Advisor may change or eliminate all or part of its voluntary waiver at any time. For the six months ended April 30, 2012, the Advisor did not waive fees or reimburse expenses for any of the Series.

The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. Each Series compensates the distributor for distributing and servicing the Series’ Class C and Class R shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, each Series pays distribution and services fees to the distributor at an annual rate of 1.00% of average daily net assets attributable to Class C shares and an annual rate of 0.50% of daily net assets attributable to Class R shares. There are no distribution and services fees on the Class S or Class I shares of each Series. The fees are accrued daily and paid monthly.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series); plus a base fee of $25,500 per series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

Notes to Financial Statements (continued)

4.	Purchases and Sales of Securities

For the six months ended April 30, 2012, purchases and sales of securities, other than short-term securities, were as follows:

	PURCHASES		SALES
SERIES	OTHER ISSUERS	GOVERNMENT	OTHER ISSUERS	GOVERNMENT
Pro-Blend® Conservative Term Series	$179,102,517	$185,738,905	$135,782,893	$86,089,242
Pro-Blend® Moderate Term Series	237,220,636	144,807,777	233,065,210	34,328,014
Pro-Blend® Extended Term Series	255,052,573	134,683,234	214,462,072	77,398,478
Pro-Blend® Maximum Term Series	175,579,679	44,501,580	178,499,866	27,393,125

5.	Capital Stock Transactions

Transactions in Class S, Class I, Class C and Class R shares:

PRO-BLEND® CONSERVATIVE TERM SERIES CLASS S:	FOR THE SIX MONTHS ENDED 4/30/12		FOR THE YEAR ENDED 10/31/11
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	16,719,091	$218,365,373	41,128,782	$538,739,989
Reinvested	1,849,804	23,363,027	2,348,318	29,945,209
Repurchased	(12,758,174)	(166,986,117)	(28,447,470)	(372,362,380)

Total	5,810,721	$74,742,283	15,029,630	$196,322,818

PRO-BLEND® CONSERVATIVE TERM SERIES CLASS I:	FOR THE SIX MONTHS ENDED 4/30/12		FOR THE YEAR ENDED 10/31/11
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	6,952,280	$73,214,021	6,621,598	$70,534,777
Reinvested	377,703	3,863,900	464,786	4,845,089
Repurchased	(3,728,694)	(39,428,958)	(2,853,614)	(30,612,336)

Total	3,601,289	$37,648,963	4,232,770	$44,767,530

PRO-BLEND® CONSERVATIVE TERM SERIES CLASS C:	FOR THE SIX MONTHS ENDED 4/30/12		FOR THE YEAR ENDED 10/31/11
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,512,787	$15,615,937	2,878,263	$29,930,044
Reinvested	137,731	1,370,422	87,934	892,913
Repurchased	(297,447)	(3,056,691)	(482,213)	(5,010,887)

Total	1,353,071	$13,929,668	2,483,984	$25,812,070

PRO-BLEND® CONSERVATIVE TERM SERIES CLASS R:	FOR THE SIX MONTHS ENDED 4/30/12		FOR THE YEAR ENDED 10/31/11
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	735,752	$7,577,160	313,344	$3,231,709
Reinvested	17,695	175,711	456	4,741
Repurchased	(75,137)	(770,350)	(42,968)	(447,772)

Total	678,310	$6,982,521	270,832	$2,788,678

Notes to Financial Statements (continued)

5.	Capital Stock Transactions (continued)

PRO-BLEND® MODERATE TERM SERIES CLASS S:	FOR THE SIX MONTHS ENDED 4/30/12		FOR THE YEAR ENDED 10/31/11
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	8,052,225	$102,810,193	21,968,787	$286,379,412
Reinvested	2,221,877	26,795,850	1,475,969	18,769,387
Repurchased	(7,657,008)	(97,733,043)	(19,552,324)	(255,845,262)

Total	2,617,094	$31,873,000	3,892,432	$49,303,537

PRO-BLEND® MODERATE TERM SERIES CLASS I:	FOR THE SIX MONTHS ENDED 4/30/12		FOR THE YEAR ENDED 10/31/11
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	10,525,197	$107,151,566	10,586,608	$112,330,732
Reinvested	1,496,933	14,505,281	931,494	9,639,123
Repurchased	(3,909,912)	(39,730,007)	(5,691,539)	(60,329,149)

Total	8,112,218	$81,926,840	5,826,563	$61,640,706

PRO-BLEND® MODERATE TERM SERIES CLASS C:	FOR THE SIX MONTHS ENDED 4/30/12		FOR THE YEAR ENDED 10/31/11
	SHARES	AMOUNT
Sold	1,569,974	$16,332,220	3,188,019	$34,023,071
Reinvested	269,846	2,647,188	101,484	1,061,587
Repurchased	(491,656)	(5,137,597)	(773,849)	(8,231,166)

Total	1,348,164	$13,841,811	2,515,654	$26,853,492

PRO-BLEND® MODERATE TERM SERIES CLASS R:	FOR THE SIX MONTHS ENDED 4/30/12		FOR THE YEAR ENDED 10/31/11
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,063,862	$11,271,114	1,781,246	$19,006,290
Reinvested	110,982	1,117,588	2,016	21,870
Repurchased	(238,340)	(2,536,691)	(99,656)	(1,089,061)

Total	936,504	$9,852,011	1,683,606	$17,939,099

PRO-BLEND® EXTENDED TERM SERIES CLASS S:	FOR THE SIX MONTHS ENDED 4/30/12		FOR THE YEAR ENDED 10/31/11
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	5,153,156	$78,537,555	16,001,971	$251,124,390
Reinvested	1,837,166	26,326,833	564,378	8,698,817
Repurchased	(6,382,719)	(97,895,146)	(14,847,080)	(232,518,001)

Total	607,603	$6,969,242	1,719,269	$27,305,206

PRO-BLEND® EXTENDED TERM SERIES CLASS I:	FOR THE SIX MONTHS ENDED 4/30/12		FOR THE YEAR ENDED 10/31/11
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	13,510,865	$133,602,428	12,745,928	$134,769,394
Reinvested	1,170,823	11,017,451	363,643	3,769,679
Repurchased	(5,477,351)	(54,243,678)	(9,261,024)	(98,182,021)

Total	9,204,337	$90,376,201	3,848,547	$40,357,052

Notes to Financial Statements (continued)

5.	Capital Stock Transactions (continued)

PRO-BLEND® EXTENDED TERM SERIES CLASS C:	FOR THE SIX MONTHS ENDED 4/30/12		FOR THE YEAR ENDED 10/31/11
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,083,750	$11,509,386	4,089,975	$45,138,799
Reinvested	359,929	3,566,891	50,691	552,372
Repurchased	(475,367)	(5,061,785)	(581,472)	(6,343,489)

Total	968,312	$10,014,492	3,559,194	$39,347,682

PRO-BLEND® EXTENDED TERM SERIES CLASS R:	FOR THE SIX MONTHS ENDED 4/30/12		FOR THE YEAR ENDED 10/31/11
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,812,700	$19,875,643	742,885	$8,337,390
Reinvested	107,100	1,109,554	933	10,782
Repurchased	(218,734)	(2,446,935)	(24,790)	(288,098)

Total	1,701,066	$18,538,262	719,028	$8,060,074

‘PRO-BLEND® MAXIMUM TERM SERIES CLASS S:	FOR THE SIX MONTHS ENDED 4/30/12		FOR THE YEAR ENDED 10/31/11
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	2,676,019	$42,952,132	10,313,961	$170,140,771
Reinvested	89,561	1,327,303	167,146	2,721,541
Repurchased	(5,776,097)	(92,871,026)	(12,380,054)	(201,770,974)

Total	(3,010,517)	$(48,591,591)	(1,898,947)	$(28,908,662)

PRO-BLEND® MAXIMUM TERM SERIES CLASS I:	FOR THE SIX MONTHS ENDED 4/30/12		FOR THE YEAR ENDED 10/31/11
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	7,798,965	$78,864,181	8,318,101	$88,898,033
Reinvested	72,111	688,656	94,403	994,204
Repurchased	(5,014,608)	(50,414,727)	(6,413,546)	(68,366,415)

Total	2,856,468	$29,138,110	1,998,958	$21,525,822

PRO-BLEND® MAXIMUM TERM SERIES CLASS C:	FOR THE SIX MONTHS ENDED 4/30/12		FOR THE YEAR ENDED 10/31/11
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	338,763	$3,674,027	1,158,000	$12,880,192
Reinvested	1,483	14,790	3,732	41,088
Repurchased	(206,446)	(2,233,354)	(141,903)	(1,528,428)

Total	133,800	$1,455,463	1,019,829	$11,392,852

PRO-BLEND® MAXIMUM TERM SERIES CLASS R:	FOR THE SIX MONTHS ENDED 4/30/12		FOR THE YEAR ENDED 10/31/11
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	649,796	$7,484,989	319,544	$3,625,125
Reinvested	3,422	37,565	166	2,032
Repurchased	(69,438)	(824,553)	(28,368)	(339,863)

Total	583,780	$6,698,001	291,342	$3,287,294

Notes to Financial Statements (continued)

5.	Capital Stock Transactions (continued)

At April 30, 2012, the retirement plan of the Advisor and its affiliates owned the following:

SERIES	SHARES OWNED	PERCENTAGE OF SERIES SHARES OUTSTANDING	VALUE
Pro-Blend® Conservative Term Series	111,100	0.1%	$1,199,881
Pro-Blend® Moderate Term Series	248,040	0.2%	2,609,382
Pro-Blend® Extended Term Series	1,674,678	1.7%	17,316,168
Pro-Blend® Maximum Term Series	1,644,768	2.9%	17,730,595

In addition, one shareholder owned 14,892,998 shares of Pro-Blend® Moderate Term Series (14.0% of shares outstanding) valued at $156,674,341. The Target 2030 Series, another series of the Fund, owned 10,744,667 shares of Pro-Blend® Extended Term Series (11.1% of shares outstanding) valued at $111,099,857. The Target 2040 Series, another series of the Fund, owned 7,021,587 shares of Pro-Blend® Maximum Term Series (12.5% of shares outstanding) valued at $75,692,710. Investment activities of these shareholders may have a material effect on the Series.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms, liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s) and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2012.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2011 were as follows:

	PRO-BLEND® CONSERVATIVE TERM SERIES	PRO-BLEND® MODERATE TERM SERIES	PRO-BLEND® EXTENDED TERM SERIES	PRO-BLEND® MAXIMUM TERM SERIES
Ordinary income	$24,078,415	$16,673,921	$16,063,588	$5,155,524
Long-term capital gains	15,715,342	15,353,111	—	—

Notes to Financial Statements (continued)

8.	Federal Income Tax Information (continued)

At October 31, 2011, the Pro-Blend® Maximum Term Series had a capital loss carryover of $15,938,718, available to the extent allowed by tax law to offset future net capital gain, if any, which will expire on October 31, 2017.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules including the unlimited carryover of future capital losses, which will retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Series were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At April 30, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

	PRO-BLEND® CONSERVATIVE TERM SERIES	PRO-BLEND® MODERATE TERM SERIES	PRO-BLEND® EXTENDED TERM SERIES	PRO-BLEND® MAXIMUM TERM SERIES
Cost for federal income tax purposes	$1,189,971,341	$1,184,180,165	$1,170,715,637	$723,973,954
Unrealized appreciation	77,510,685	105,473,845	124,136,606	92,514,026
Unrealized depreciation	(11,906,584)	(25,652,801)	(35,266,991)	(39,735,038)

Net unrealized appreciation	$65,604,101	$79,821,044	$88,869,615	$52,778,988

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 18, 2011, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) was reviewed by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was prepared for and reviewed by the Board.

Representatives of the Advisor attended the meeting and presented additional oral and written information to the Board to assist the Board in its considerations. The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s 2011 Annual Review of the Agreement and the conclusions made by the Directors when determining to continue the Agreement.

•

The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the nature and quality of such services provided under the Agreement in light of the Advisor’s services provided to the Fund for 25 years. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the investment performance of the various Series of the Fund. The investment performance for each Series was reviewed on a cumulative basis since inception and on a one year basis. In addition, annualized performance for the following time periods was considered: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided for each time period. The Board noted that the various Series were competitive against their respective benchmarks and/or peer groups over various time periods, but in particular over the full market cycle period relevant for the Series. In addition, the Board considered at the meeting (and considers on a quarterly basis) a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Fund’s actual performance and comparative performance, especially performance over the current market cycle.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Agreement. In addition, the Board reviewed the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 10 of the 29 active Series of the Fund are currently experiencing expenses above the capped expense ratios. After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense waivers or reimbursements (either contractual or voluntary) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on both a mean and median basis) of similar funds as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the levels of its advisory fee for each Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series, except the Pro-Blend Class R and Class C, and Target Class R and Class C (and a few Class K), are currently below the median and mean for similar funds as listed on Morningstar. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

Renewal of Investment Advisory Agreement

(unaudited)

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research products provided by soft dollars. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

•

In addition to the factors described above, the Board considered the Advisor’s personnel, investment strategies, policies and procedures relating to compliance with personal securities transactions, and reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

•

The Board did not consider economies of scale at this time because of the multiple uses of the Fund (for the Advisor’s discretionary investment account clients in addition to direct investors), the current profitability of the Advisor’s services to the Fund under the Agreement, and the overall size of the Fund complex.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

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Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On the Advisor’s web site	http://www.manning-napier.com

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and / or quarterly statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

MNPRO-04/12-SAR

ITEM 2:	CODE OF ETHICS

Not applicable for Semi-Annual Reports.

ITEM 3:	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for Semi-Annual Reports.

ITEM 4:	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for Semi-Annual Reports.

ITEM 5:	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6:	INVESTMENTS

(a)	See Investment Portfolios under Item 1 on this Form N-CSR.

(b)	Not applicable.

ITEM 7:	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8:	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9:	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10:	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11:	CONTROLS AND PROCEDURES

(a) Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the second fiscal quarter of the period covered by this report, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 12:	EXHIBITS

(a)(1)	Not applicable for Semi-Annual Reports.

(a)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

(a)(3)	Not applicable.

(b)

A certification of the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX- 99.906CERT. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ B. Reuben Auspitz

B. Reuben Auspitz

President & Principal Executive Officer of Manning & Napier Fund, Inc.

June 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ B. Reuben Auspitz

B. Reuben Auspitz

President & Principal Executive Officer of Manning & Napier Fund, Inc.

June 18, 2012

/s/ Christine Glavin

Christine Glavin

Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.

June 18, 2012